As filed with the Securities and Exchange Commission on April 27, 2018.

                                                             File Nos. 033-74174
                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                    POST-EFFECTIVE AMENDMENT NO. 11                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 428                            [X]

                        (Check Appropriate Box or Boxes)


                     Brighthouse Variable Annuity Account B
                           (Exact Name of Registrant)


                    Brighthouse Life Insurance Company of NY
                              (Name of Depositor)


                  285 Madison Avenue, New York, New York 10017
        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)
                                 (980) 365-7100


                        (Name and Address of Guarantor)

                   Metropolitan Tower Life Insurance Company
                                200 Park Avenue
                               New York, NY 10166


                    (Name and Address of Agent for Service)

                    Brighthouse Life Insurance Company of NY
                           c/o CT Corporation System
                         111 Eighth Avenue, 13th Floor
                               New York, NY 10011
                                 (212) 894-8940


                                   COPIES TO:

                                W. Thomas Conner
                                  Vedder Price
                           1633 Broadway, 31st Floor
                               New York, NY 10019


                (Approximate Date of Proposed Public Offering:)

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]    on (date) pursuant to paragraph (b) of Rule 485.

[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[X]    on April 30, 2018 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under these Variable Annuity Contracts

     NOTE

     PURPOSES AND CONTENT OF AMENDMENT


     The Contracts are no longer offered for sale. Therefore, this Registration Statement is not annually updated.

     The primary purposes of this Amendment are to: (i) provide information about the replacement of General American Life Insurance Company ("General American") by Metropolitan Tower Life Insurance Company ("Met Tower Life") as the guarantor of insurance obligations under certain Contracts originally issued by First Cova Life Insurance Company (which in 2001 was renamed to First MetLife Investors Insurance Company and in March 2017 was renamed to Brighthouse Life Insurance Company of NY) (ii) add current audited financial statements of Met Tower Life and the requisite executed signature pages for officers and directors of Met Tower Life; and (iii) provide additional information about the Contracts , including information regarding the separate account, the funds available, and the underlying fund fees and expenses.

     This Amendment contains a supplement to the prospectus; a supplement to the Statement of Additional Information; current audited financial statements of Met Tower Life and General American and a narrative description of the PRO FORMA effects of the merger; a Part C; required signature pages and certain exhibits. Except for these items and the facing page, Depositor and Registrant do not intend for this Amendment to delete or amend any document or other information included in the Registration Statement, and, to the extent necessary, hereby incorporate any such document or information herein by reference.

     PART A

     The Prospectus dated May 1, 2002, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 11 by reference to the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, filed on May 1, 2002 (File Nos. 033-74174/811-08306).

     A supplement dated April 30, 2018 to the Prospectus is included in Part A of this Post-Effective Amendment No. 11.

     PART B

     The Statement of Additional Information dated May 1, 2002, as supplemented but excluding the financial statements included therein, is incorporated into Part B of this Post-Effective Amendment No. 11 by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, filed on May 1, 2002 (File Nos. 033-74174/811-08306).

     A supplement dated April 30, 2018 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 11.

                                                            SUPP-NYFirstCova0418


                    BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B


FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY/FIRST COVA RUSSELL-SELECT VARIABLE
                      ANNUITY/FIRST COVA VARIABLE ANNUITY


                        SUPPLEMENT DATED APRIL 30, 2018
                                     TO THE
            PROSPECTUS DATED MAY 1, 2002, AS PREVIOUSLY SUPPLEMENTED

This supplement updates certain information contained in the last full prospectus for the above-referenced variable annuity contracts (the "Contract") issued by Brighthouse Life Insurance Company of NY ("we," "us," or "our"), as annually and periodically supplemented (the "Prospectus"). The Company is a wholly-owned subsidiary of Brighthouse Life Insurance Company which, in turn, is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse Financial").


Prior to August 4, 2017, Brighthouse Financial was a subsidiary of, and controlled by, MetLife, Inc. ("MetLife"). On that date, MetLife distributed 80.8% of the common stock of Brighthouse Financial to MetLife's shareholders, and Brighthouse Financial became a separate, publicly traded company.


Contracts issued on or before December 31, 2002, are subject to a guarantee initially provided by General American Life Insurance Company ("General American"), a subsidiary of MetLife. On April 27, 2018, following the close of business, General American merged into Metropolitan Tower Life Insurance Company ("Met Tower Life"), another subsidiary of MetLife, and Met Tower Life replaced General American as the issuer of the guarantee.


This supplement consists of three parts that are intended to provide you with information about the following: (1) the separation of Brighthouse Financial from MetLife; (2) the succession of Met Tower Life to the guarantee initially provided by General American for Contracts issued on or before December 31, 2002; and (3) additional information regarding your Contract, including information regarding Brighthouse Variable Annuity Account B, the separate account through which your Contract is issued, the investment portfolios available, and the investment portfolio fees and expenses.


Please read this supplement and keep it with your Prospectus for future reference. You may obtain a copy of the Prospectus for your Contract, free of charge, by writing to us at 11225 North Community House Road, Charlotte, NC 28277, or by calling us at (800) 343-8496, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


PART 1. INFORMATION ABOUT THE COMPANY AND THE SEPARATION


The following two paragraphs replace the first paragraph under the caption "FIRST METLIFE INVESTORS" in Section 10. of the Prospectus titled "OTHER INFORMATION":


     BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY


     Brighthouse Life Insurance Company of NY (the "Company" or "Brighthouse") is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, New York 10017.


     Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or
     -----------------------------------------------------------------
     about August 4, 2017, MetLife, Inc. terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife, Inc. and the Company on December 31, 2002, when the Company was known as First MetLife Investors Insurance Company. Under the agreement, MetLife, Inc. had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.

PART 2. INFORMATION REGARDING THE GUARANTEE


Effective following the close of business on April 27, 2018, General American Life Insurance Company ("General American") was merged into Metropolitan Tower Life Insurance Company ("Met Tower Life"). As a result of the merger, Met Tower Life assumed legal ownership of all of the assets of General American and has become responsible for all of General American's liabilities and obligations, including those created under the guarantee agreement. Met Tower Life is now responsible for ensuring that there will be sufficient funds to meet obligations under the Contracts. Accordingly, all references in the Prospectus and the Statement of Additional Information to General American, as guarantor, are replaced with Met Tower Life.


In connection with the foregoing, the following replaces the second paragraph under the caption "FIRST METLIFE INVESTORS," in Section 10. of the Prospectus, titled "OTHER INFORMATION":


     METROPOLITAN TOWER LIFE INSURANCE COMPANY


     Contracts issued on or before December 31, 2002, are subject to a guarantee. Under this guarantee, Metropolitan Tower Life Insurance Company ("Met Tower Life" or the "Guarantor") is responsible for ensuring that there will be sufficient funds to meet obligations under the Contracts. In the event an Owner of such a Contract presents a legitimate claim for payment, Met Tower Life will pay such claim directly to the Owner if the Company is unable to make such payment. This guarantee is enforceable by such Owners against Met Tower Life directly without any requirement that Owners first file a claim against the Company. The guarantee agreement is binding on Met Tower Life, its successors or assignees and Met Tower Life's obligations under the guarantee agreement will terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than Met Tower Life's rating. With respect to the guarantee, Met Tower Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.


     Met Tower Life is a stock life insurance company originally incorporated under the laws of the State of Delaware in 1982 and currently subject to the laws of the State of Nebraska. Met Tower Life is licensed to do business in fifty states and the District of Columbia. Met Tower Life is a direct wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The principal executive offices of Met Tower Life are located at 200 Park Avenue, New York, NY 10166. Prior to April 30, 2018, the guarantee was issued by General American Life Insurance Company ("General American"). On April 27, 2018, following the close of business, General American merged into Met Tower Life and Met Tower Life replaced General American as the issuer of the guarantee.

The following replaces the disclosure in the Prospectus under the caption
     "FINANCIAL STATEMENTS":

     The financial statements of the Company and of Metropolitan Tower Life Insurance Company ("Met Tower Life") and the financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account have been added to the Statement of Additional Information. Also included are the financial statements of General American Life Insurance Company (an affiliate of Met Tower Life that was merged into Met Tower Life effective as of April 27, 2018) and a narrative description of the pro forma effects of the merger.


     The financial statements of the Company and of Met Tower Life should be distinguished from the financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts and of Met Tower Life, as guarantor, to meet its obligations under the guarantee agreement. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


     For a free copy of the annual audited financial statements of the Company or Met Tower Life, please call us at (800) 343-8496 or write to us at 11225 North Community House Road, Charlotte, NC 28277. The financial statements for each of the Sub-Accounts of the Separate Account are attached.

PART. 3. ADDITIONAL INFORMATION REGARDING YOUR CONTRACT AND UPDATES TO THE PROSPECTUS


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.39%     1.08%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund       0.71%          --          0.22%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Aberdeen Emerging Markets        0.88%          --          0.11%
  Equity Portfolio

 Clarion Global Real Estate Portfolio         0.61%          --          0.05%

 ClearBridge Aggressive Growth Portfolio      0.55%          --          0.03%

 MFS(R) Research International Portfolio      0.69%          --          0.05%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
 Invesco V.I. International Growth Fund      0.01%       0.94%         0.01%         0.93%

BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse/Aberdeen Emerging Markets         --        0.99%         0.05%         0.94%
  Equity Portfolio

 Clarion Global Real Estate Portfolio          --        0.66%           --          0.66%

 ClearBridge Aggressive Growth Portfolio       --        0.58%         0.02%         0.56%

 MFS(R) Research International Portfolio       --        0.74%         0.10%         0.64%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth                0.65%          --          0.04%
  Portfolio

 PIMCO Total Return Portfolio                 0.48%          --          0.08%

 T. Rowe Price Large Cap Value Portfolio      0.57%          --          0.02%

 Victory Sycamore Mid Cap Value               0.65%          --          0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                        0.33%          --          0.18%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond              0.35%          --          0.04%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity           0.70%          --          0.02%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class A         0.60%          --          0.02%

 MFS(R) Value Portfolio -- Class B            0.62%         0.25%        0.02%

 Neuberger Berman Genesis                     0.81%          --          0.04%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth               0.60%          --          0.02%
  Portfolio -- Class A

 Western Asset Management Strategic           0.56%          --          0.04%
  Bond Opportunities
  Portfolio -- Class A

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                   0.77%          --          0.05%

PUTNAM VARIABLE TRUST
 Putnam VT Equity Income                      0.47%         0.25%        0.10%
  Fund -- Class IB

 Putnam VT Sustainable Leaders                0.55%          --          0.12%
  Fund -- Class IA

RUSSELL INVESTMENT FUNDS
 Global Real Estate Securities Fund           0.80%          --          0.12%

 International Developed Markets Fund         0.90%          --          0.18%

 Strategic Bond Fund                          0.55%          --          0.12%

 U.S. Small Cap Equity Fund                   0.90%          --          0.13%

 U.S. Strategic Equity Fund                   0.73%          --          0.10%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 Morgan Stanley Mid Cap Growth                 --        0.69%         0.02%         0.67%
  Portfolio

 PIMCO Total Return Portfolio                  --        0.56%         0.03%         0.53%

 T. Rowe Price Large Cap Value Portfolio       --        0.59%         0.03%         0.56%

 Victory Sycamore Mid Cap Value                --        0.68%         0.09%         0.59%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income                         --        0.51%           --          0.51%
  Portfolio -- Class A

 BlackRock Ultra-Short Term Bond               --        0.39%         0.03%         0.36%
  Portfolio -- Class A

 Brighthouse/Wellington Core Equity            --        0.72%         0.11%         0.61%
  Opportunities Portfolio -- Class A

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio -- Class B

 Jennison Growth Portfolio -- Class A          --        0.62%         0.08%         0.54%

 MFS(R) Value Portfolio -- Class B             --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis                      --        0.85%         0.01%         0.84%
  Portfolio -- Class A

 T. Rowe Price Large Cap Growth                --        0.62%         0.05%         0.57%
  Portfolio -- Class A

 Western Asset Management Strategic            --        0.60%         0.06%         0.54%
  Bond Opportunities
  Portfolio -- Class A

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Foreign VIP Fund                  0.02%       0.84%         0.01%         0.83%

PUTNAM VARIABLE TRUST
 Putnam VT Equity Income                       --        0.82%           --          0.82%
  Fund -- Class IB

 Putnam VT Sustainable Leaders                 --        0.67%           --          0.67%
  Fund -- Class IA

RUSSELL INVESTMENT FUNDS
 Global Real Estate Securities Fund            --        0.92%           --          0.92%

 International Developed Markets Fund          --        1.08%           --          1.08%

 Strategic Bond Fund                           --        0.67%           --          0.67%

 U.S. Small Cap Equity Fund                    --        1.03%           --          1.03%

 U.S. Strategic Equity Fund                    --        0.83%           --          0.83%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



INVESTMENT OPTIONS


The contract offers the investment portfolios which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES

OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV/.


APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I  -- CLASS A

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)


BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Jennison Growth Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Putnam VT Equity Income Fund -- Class IB

     Putnam VT Sustainable Leaders Fund -- Class IA (formerly Putnam VT
         Multi-Cap Growth Fund)



RUSSELL INVESTMENT FUNDS

Russell Investment Funds is a mutual fund with multiple portfolios. Russell Investment Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Global Real Estate Securities Fund

     International Developed Markets Fund

     Strategic Bond Fund

     U.S. Small Cap Equity Fund

     U.S. Strategic Equity Fund

TRANSFERS
Replace the list of Monitored Portfolios in the "Restrictions on Frequent Transfers" subsection of the "TRANSFERS" section with the following:


     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     Global Real Estate Securities Fund

     International Developed Markets Fund

     Invesco V.I. International Growth Fund

     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio

     Templeton Foreign VIP Fund

     U.S. Small Cap Equity Fund

     Western Asset Management Strategic Bond Opportunities Portfolio



OTHER INFORMATION

CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.



            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund      Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio
 Clarion Global Real Estate Portfolio        Seeks total return through investment in real
                                             estate securities, emphasizing both capital
                                             appreciation and current income.
 ClearBridge Aggressive Growth Portfolio     Seeks capital appreciation.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (formerly Invesco Mid Cap Value   securities of mid-sized companies.
 Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                       Seeks a competitive total return primarily
 Portfolio -- Class A                        from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio -- Class A                        consistent with preservation of capital.
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class A          over time and, secondarily, long-term capital
                                             appreciation and current income.
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio -- Class B          over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio -- Class A        Seeks long-term growth of capital.
 MFS(R) Value Portfolio -- Class B           Seeks capital appreciation.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I

 Invesco V.I. International Growth Fund      Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio                            Subadviser: Aberdeen Asset Managers
                                             Limited
 Clarion Global Real Estate Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: ClearBridge Investments, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Morgan Stanley Investment
                                             Management Inc.
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (formerly Invesco Mid Cap Value   Subadviser: Victory Capital Management
 Portfolio)                                  Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income                       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                        Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                        Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A          Subadviser: Wellington Management
                                             Company LLP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class B          Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio -- Class A        Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MFS(R) Value Portfolio -- Class B           Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 Neuberger Berman Genesis                  Seeks high total return, consisting principally
 Portfolio -- Class A                      of capital appreciation.
 T. Rowe Price Large Cap Growth            Seeks long-term growth of capital.
 Portfolio -- Class A
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio -- Class A        with preservation of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Seeks long-term capital growth.
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Seeks capital growth and current income.
 Fund -- Class IB
 Putnam VT Sustainable Leaders             Seeks long-term capital appreciation.
 Fund -- Class IA (formerly Putnam VT
 Multi-Cap Growth Fund)
 RUSSELL INVESTMENT FUNDS

 Global Real Estate Securities Fund        Seeks to provide current income and long
                                           term capital growth.
 International Developed Markets Fund      Seeks to provide long term capital growth.
 Strategic Bond Fund                       Seeks to provide total return.
 U.S. Small Cap Equity Fund                Seeks to provide long term capital growth.



           INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------ -------------------------------------------
 Neuberger Berman Genesis                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 T. Rowe Price Large Cap Growth            Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        Subadviser: Western Asset Management
                                           Company
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1

 Templeton Foreign VIP Fund                Templeton Investment Counsel, LLC
 PUTNAM VARIABLE TRUST

 Putnam VT Equity Income                   Putnam Investment Management, LLC
 Fund -- Class IB
 Putnam VT Sustainable Leaders             Putnam Investment Management, LLC
 Fund -- Class IA (formerly Putnam VT
 Multi-Cap Growth Fund)
 RUSSELL INVESTMENT FUNDS

 Global Real Estate Securities Fund        Russell Investment Management Company
                                           Subadvisers: Cohen & Steers Capital
                                           Management, Inc., Cohen & Steers UK
                                           Limited and Cohen & Steers Asia Limited;
                                           Morgan Stanley Investment Management
                                           Inc., Morgan Stanley Investment
                                           Management Limited and Morgan Stanley
                                           Investment Management Company;
                                           RREEF America L.L.C., Deutsche
                                           Investments Australia Limited and Deutsche
                                           Alternatives Asset Management (Global)
                                           Limited.
 International Developed Markets Fund      Russell Investment Management Company
                                           Subadvisers: GQG Partners LLC;
                                           Janus Capital Management LLC and Perkins
                                           Investment Management LLC;
                                           Numeric Investors LLC;
                                           Pzena Investment Management, LLC;
                                           Wellington Management Company LLP
 Strategic Bond Fund                       Russell Investment Management Company
                                           Subadvisers: Colchester Global Investors
                                           Limited;
                                           Logan Circle Partners, L.P.;
                                           Pareto Investment Management Limited;
                                           Schroder Investment Management North
                                           America Inc.;
                                           Scout Investments, Inc.;
                                           Western Asset Management Company and
                                           Western Asset Management Company
                                           Limited
 U.S. Small Cap Equity Fund                Russell Investment Management Company
                                           Subadvisers: Ancora Advisors, LLC;
                                           Copeland Capital Management, LLC;
                                           DePrince, Race & Zollo, Inc.;
                                           Falcon Point Capital, LLC;
                                           Penn Capital Management Company, Inc.;
                                           Snow Capital Management L.P.;
                                           Timpani Capital Management LLC

     INVESTMENT PORTFOLIO                 INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
----------------------------- -------------------------------------------- -----------------------------------------
 U.S. Strategic Equity Fund   Seeks to provide long term capital growth.   Russell Investment Management Company
                                                                           Subadvisers: Barrow, Hanley, Mewhinney &
                                                                           Strauss, LLC;
                                                                           Jacobs Levy Equity Management, Inc.;
                                                                           Mar Vista Investment Partners, LLC;
                                                                           Suffolk Capital Management, LLC;
                                                                           William Blair Investment Management, LLC

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT




If you purchased the FIRST COVA RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Ultra-Short Term Bond Portfolio



RUSSELL INVESTMENT FUNDS

     Global Real Estate Securities Fund

     International Developed Markets Fund

     Strategic Bond Fund

     U.S. Small Cap Equity Fund

     U.S. Strategic Equity Fund

--------------------------------------------------------------------------------

If you purchased the FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)



BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class B

     Jennison Growth Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1

     Templeton Foreign VIP Fund



PUTNAM VARIABLE TRUST -- CLASS IA

     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
         Fund)


--------------------------------------------------------------------------------

If you purchased the FIRST COVA VARIABLE ANNUITY, the following portfolios are available:



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value
         Portfolio)



BRIGHTHOUSE FUNDS TRUST II

     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     MFS(R) Value Portfolio -- Class B

     Neuberger Berman Genesis Portfolio -- Class A

     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A



PUTNAM VARIABLE TRUST -- CLASS IB

     Putnam VT Equity Income Fund

                   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

 FIRST COVA CUSTOM-SELECT VARIABLE ANNUITY/FIRST COVA RUSSELL-SELECT VARIABLE
                                   ANNUITY/
                         FIRST COVA VARIABLE ANNUITY/

                        SUPPLEMENT DATED APRIL 30, 2018
                                    TO THE
     STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002, AS PREVIOUSLY
                                 SUPPLEMENTED

This supplement updates certain information in the Statement of Additional Information ("SAI") for contracts issued through Brighthouse Variable Annuity B.

The following replaces the disclosure in the SAI under the heading "COMPANY":

    Brighthouse Life Insurance Company of New York (the "Company" or "Brighthouse") is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 285 Madison Avenue, New York, New York 10017.

    Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about August 4, 2017, MetLife, Inc. terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife, Inc. and the Company on December 31, 2002, when the Company was known as First MetLife Investors Insurance Company. Under the agreement, MetLife, Inc. had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.

The following replaces the disclosure in the SAI under the heading "EXPERTS":

    The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) included in the Statement of Additional Information Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

    The financial statements and related financial statement schedules of Brighthouse Life Insurance Company of NY included in the Statement of Additional Information Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

    The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                                     *****

    The consolidated financial statements of Metropolitan Tower Life Insurance Company and subsidiaries, included in the Statement of Additional Information Supplement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to Metropolitan Tower Life Insurance Company and subsidiaries being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

    The consolidated financial statements of General American Life Insurance Company and subsidiary, included in the Statement of Additional Information Supplement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an emphasis-of-matter paragraph related to General American Life Insurance Company and subsidiary being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

    The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

The following replaces the disclosure in the SAI under the heading "CUSTODIAN":

    Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

The following replaces the disclosure in the SAI under the heading
"DISTRIBUTION"

    Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

    The contracts are no longer offered for sale.

    Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).

    MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor for contracts issued from the Separate Account prior to March 6, 2017. MLIDC received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated.

                                                         AGGREGATE AMOUNT
                             AGGREGATE AMOUNT OF     OF COMMISSIONS RETAINED
                             COMMISSIONS PAID TO       BY DISTRIBUTOR AFTER
       FISCAL YEAR               DISTRIBUTOR         PAYMENTS TO SELLING FIRMS
 -----------------------------------------------------------------------------
           2016                  $28,067,892                    $0
 -----------------------------------------------------------------------------
           2015                  $29,097,680                    $0
 -----------------------------------------------------------------------------
           2014                  $30,378,728                    $0
 -----------------------------------------------------------------------------

The following replaces the disclosure in the SAI under the heading "FINANCIAL STATEMENTS":

    The financial statements of the Company and the consolidated financial statements of Metropolitan Tower Life Insurance Company ("Met Tower Life") and the financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account have been added to the Statement of Additional Information Supplement. Also included are the consolidated financial statements of General American Life Insurance Company (an affiliate of Met Tower Life that was merged into Met Tower Life effective as of April 27, 2018) and a narrative description of the PRO FORMA effects of the merger.

    The financial statements of the Company and the consolidated financial statements of Met Tower Life should be distinguished from the financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts and of Met Tower Life, as guarantor, to meet its obligations under the guarantee agreement. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                        Telephone: 800-343-8496

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Variable Annuity Account B
and Board of Directors of
Brighthouse Life Insurance Company of NY

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Variable Annuity Account B (formerly First MetLife Investors Variable Annuity Account One) (the "Separate Account") of Brighthouse Life Insurance Company of NY (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in
Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2000.

This page is intentionally left blank.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                             AMERICAN FUNDS
                                                AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL         AMERICAN FUNDS
                                                     BOND              GLOBAL GROWTH         CAPITALIZATION            GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $          9,619,189   $        26,149,132   $          5,191,816   $        54,936,706
   Due from Brighthouse Life Insurance
     Company of NY.........................                    --                    --                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................             9,619,189            26,149,132              5,191,816            54,936,706
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                    21                    29                     17                    16
   Due to Brighthouse Life Insurance
     Company of NY.........................                    --                     1                     --                     2
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                    21                    30                     17                    18
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $          9,619,168   $        26,149,102   $          5,191,799   $        54,903,936
   Net assets from contracts in payout.....                    --                    --                     --                32,752
                                             --------------------   -------------------   --------------------   -------------------
       Total Net Assets....................  $          9,619,168   $        26,149,102   $          5,191,799   $        54,936,688
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                       BHFTI ALLIANZ             BHFTI
                                                                                     GLOBAL INVESTORS       AMERICAN FUNDS
                                            AMERICAN FUNDS        BHFTI AB GLOBAL         DYNAMIC              BALANCED
                                             GROWTH-INCOME      DYNAMIC ALLOCATION   MULTI-ASSET PLUS         ALLOCATION
                                              SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        29,538,857  $       154,611,339  $         4,585,500  $        226,000,560
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................           29,538,857          154,611,339            4,585,500           226,000,560
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   20                   53                   31                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    1                    1                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   20                   54                   32                    21
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        29,508,973  $       154,603,159  $         4,585,468  $        225,945,544
   Net assets from contracts in payout..               29,864                8,126                   --                54,995
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $        29,538,837  $       154,611,285  $         4,585,468  $        226,000,539
                                          ===================  ===================  ===================  ====================


                                                  BHFTI                BHFTI                 BHFTI               BHFTI AQR
                                             AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL RISK
                                            GROWTH ALLOCATION         GROWTH          MODERATE ALLOCATION        BALANCED
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,574,239  $        53,468,665  $        110,213,893  $       129,921,151
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           112,574,239           53,468,665           110,213,893          129,921,151
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    --                   25                    21                   39
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    --                   25                    21                   39
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,574,239  $        53,468,640  $        110,163,415  $       129,914,724
   Net assets from contracts in payout..                    --                   --                50,457                6,388
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        112,574,239  $        53,468,640  $        110,213,872  $       129,921,112
                                          ====================  ===================  ====================  ===================


                                                  BHFTI                 BHFTI
                                            BLACKROCK GLOBAL          BLACKROCK
                                           TACTICAL STRATEGIES       HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        280,307,780  $        19,418,309
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           280,307,780           19,418,309
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    52                   45
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    1
                                          --------------------  -------------------
       Total Liabilities................                    52                   46
                                          --------------------  -------------------

NET ASSETS..............................  $        280,307,728  $        19,418,263
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        280,307,728  $        19,416,563
   Net assets from contracts in payout..                    --                1,700
                                          --------------------  -------------------
       Total Net Assets.................  $        280,307,728  $        19,418,263
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE              BHFTI                 BHFTI           BRIGHTHOUSE/
                                                  ASSET              BRIGHTHOUSE           BRIGHTHOUSE      ABERDEEN EMERGING
                                             ALLOCATION 100         BALANCED PLUS        SMALL CAP VALUE     MARKETS EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        112,305,727  $        478,881,979  $        33,921,518  $        33,062,007
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................           112,305,727           478,881,979           33,921,518           33,062,007
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    39                    30                   19                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                    --                    1                    1
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    40                    30                   20                   31
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        112,123,036  $        478,716,845  $        33,921,498  $        33,060,827
   Net assets from contracts in payout..               182,651               165,104                   --                1,149
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        112,305,687  $        478,881,949  $        33,921,498  $        33,061,976
                                          ====================  ====================  ===================  ===================

                                                                       BHFTI                BHFTI                 BHFTI
                                                  BHFTI            BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                              BRIGHTHOUSE/         FRANKLIN LOW           TEMPLETON            WELLINGTON
                                               EATON VANCE           DURATION           INTERNATIONAL           LARGE CAP
                                              FLOATING RATE        TOTAL RETURN             BOND                RESEARCH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          6,134,784  $        16,812,391  $         2,879,512  $          1,770,450
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             6,134,784           16,812,391            2,879,512             1,770,450
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    22                   16                   31                    18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                     1
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    22                   16                   31                    19
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
   Net assets from contracts in payout..                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          6,134,762  $        16,812,375  $         2,879,481  $          1,770,431
                                          ====================  ===================  ===================  ====================


                                                                        BHFTI
                                              BHFTI CLARION          CLEARBRIDGE
                                                 GLOBAL              AGGRESSIVE
                                               REAL ESTATE             GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         22,377,621  $         49,652,746
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                     2
                                          --------------------  --------------------
        Total Assets....................            22,377,621            49,652,748
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    44                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    44                    48
                                          --------------------  --------------------

NET ASSETS..............................  $         22,377,577  $         49,652,700
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         22,363,226  $         49,641,298
   Net assets from contracts in payout..                14,351                11,402
                                          --------------------  --------------------
        Total Net Assets................  $         22,377,577  $         49,652,700
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI            BHFTI INVESCO                              BHFTI INVESCO
                                             HARRIS OAKMARK        BALANCED-RISK         BHFTI INVESCO          SMALL CAP
                                              INTERNATIONAL         ALLOCATION             COMSTOCK              GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         59,124,057  $        45,663,056  $        40,230,733  $         28,043,763
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Assets.....................            59,124,057           45,663,056           40,230,733            28,043,763
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    61                   34                   38                    60
   Due to Brighthouse Life Insurance
     Company of NY......................                     1                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
       Total Liabilities................                    62                   34                   38                    60
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         59,069,770  $        45,663,022  $        40,214,992  $         27,976,273
   Net assets from contracts in payout..                54,225                   --               15,703                67,430
                                          --------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         59,123,995  $        45,663,022  $        40,230,695  $         28,043,703
                                          ====================  ===================  ===================  ====================

                                                                      BHFTI                 BHFTI
                                                 BHFTI              JPMORGAN              JPMORGAN               BHFTI
                                               JPMORGAN           GLOBAL ACTIVE           SMALL CAP          LOOMIS SAYLES
                                               CORE BOND           ALLOCATION               VALUE           GLOBAL MARKETS
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        30,544,274  $        66,524,388  $          4,196,007  $        19,824,773
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    1
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           30,544,274           66,524,388             4,196,007           19,824,774
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   60                    43                   27
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    8                   60                    43                   27
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        30,544,266  $        66,524,328  $          4,193,563  $        19,824,747
   Net assets from contracts in payout..                   --                   --                 2,401                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        30,544,266  $        66,524,328  $          4,195,964  $        19,824,747
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                                 METLIFE            BHFTI MFS
                                               MULTI-INDEX          RESEARCH
                                              TARGETED RISK       INTERNATIONAL
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        50,297,957  $        33,006,239
   Due from Brighthouse Life Insurance
     Company of NY......................                    1                   --
                                          -------------------  -------------------
       Total Assets.....................           50,297,958           33,006,239
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   56                   65
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   56                   65
                                          -------------------  -------------------

NET ASSETS..............................  $        50,297,902  $        33,006,174
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        50,297,902  $        33,006,174
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $        50,297,902  $        33,006,174
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                             BHFTI
                                                   BHFTI                BHFTI              PANAGORA               BHFTI
                                              MORGAN STANLEY         OPPENHEIMER            GLOBAL           PIMCO INFLATION
                                              MID CAP GROWTH        GLOBAL EQUITY      DIVERSIFIED RISK      PROTECTED BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        11,771,151  $         4,485,753  $         4,420,966  $        63,569,328
   Due from Brighthouse Life Insurance
     Company of NY........................                    1                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           11,771,152            4,485,753            4,420,966           63,569,328
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   53                   45                   40                   14
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --                    1                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   53                   45                   41                   14
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        11,757,322  $         4,485,708  $         4,420,925  $        63,550,838
   Net assets from contracts in payout....               13,777                   --                   --               18,476
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        11,771,099  $         4,485,708  $         4,420,925  $        63,569,314
                                            ===================  ===================  ===================  ===================

                                                                         BHFTI                BHFTI                BHFTI
                                                    BHFTI               PYRAMIS             SCHRODERS            SCHRODERS
                                                    PIMCO             GOVERNMENT             GLOBAL               GLOBAL
                                                TOTAL RETURN            INCOME           MULTI-ASSET II         MULTI-ASSET
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       137,443,778  $        45,326,617  $        24,346,021  $        27,150,830
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          137,443,778           45,326,617           24,346,021           27,150,830
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   40                   53                   35                   56
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                    1                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   40                   54                   35                   56
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       137,418,989  $        45,326,563  $        24,345,986  $        27,150,774
   Net assets from contracts in payout....               24,749                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       137,443,738  $        45,326,563  $        24,345,986  $        27,150,774
                                            ===================  ===================  ===================  ===================


                                                 BHFTI SSGA
                                                 GROWTH AND           BHFTI SSGA
                                                 INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        93,890,617  $        51,354,166
   Due from Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           93,890,617           51,354,166
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   34                   11
   Due to Brighthouse Life Insurance
     Company of NY........................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   34                   11
                                            -------------------  -------------------

NET ASSETS................................  $        93,890,583  $        51,354,155
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        93,655,964  $        51,354,155
   Net assets from contracts in payout....              234,619                   --
                                            -------------------  -------------------
       Total Net Assets...................  $        93,890,583  $        51,354,155
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                               BHFTI WELLS
                                              BHFTI T. ROWE        BHFTI T. ROWE        BHFTI VICTORY            CAPITAL
                                               PRICE LARGE           PRICE MID          SYCAMORE MID           MANAGEMENT
                                                CAP VALUE           CAP GROWTH            CAP VALUE           MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         57,030,369  $        45,885,970  $        19,531,334  $         23,680,593
   Due from Brighthouse Life Insurance
     Company of NY......................                     2                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................            57,030,371           45,885,970           19,531,335            23,680,593
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    81                   29                   46                    22
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    81                   29                   46                    22
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         57,014,536  $        45,840,630  $        19,531,289  $         23,672,219
   Net assets from contracts in payout..                15,754               45,311                   --                 8,352
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $         57,030,290  $        45,885,941  $        19,531,289  $         23,680,571
                                          ====================  ===================  ===================  ====================

                                            BHFTII BAILLIE                                  BHFTII                BHFTII
                                                GIFFORD               BHFTII               BLACKROCK             BLACKROCK
                                             INTERNATIONAL           BLACKROCK              CAPITAL             ULTRA-SHORT
                                                 STOCK              BOND INCOME          APPRECIATION            TERM BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        15,411,008  $          8,551,054  $          1,609,438  $         48,408,236
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           15,411,008             8,551,054             1,609,438            48,408,236
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   26                    45                    55                    83
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   26                    45                    55                    83
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,410,982  $          8,551,009  $          1,609,383  $         48,405,916
   Net assets from contracts in payout..                   --                    --                    --                 2,237
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        15,410,982  $          8,551,009  $          1,609,383  $         48,408,153
                                          ===================  ====================  ====================  ====================

                                                 BHFTII              BHFTII
                                               BRIGHTHOUSE         BRIGHTHOUSE
                                                  ASSET               ASSET
                                              ALLOCATION 20       ALLOCATION 40
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,177,663  $       361,067,014
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................            8,177,663          361,067,014
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   36                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   36                   30
                                          -------------------  -------------------

NET ASSETS..............................  $         8,177,627  $       361,066,984
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,177,627  $       361,010,302
   Net assets from contracts in payout..                   --               56,682
                                          -------------------  -------------------
        Total Net Assets................  $         8,177,627  $       361,066,984
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                 BHFTII
                                                 BHFTII                BHFTII              BHFTII             BRIGHTHOUSE/
                                               BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/           DIMENSIONAL
                                                  ASSET                 ASSET              ARTISAN            INTERNATIONAL
                                              ALLOCATION 60         ALLOCATION 80       MID CAP VALUE         SMALL COMPANY
                                               SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        534,880,457  $       436,267,214  $        14,660,075  $          5,931,215
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                    1                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................           534,880,458          436,267,214           14,660,076             5,931,215
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   20                   18                    20
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                    35                   20                   18                    20
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        534,857,010  $       436,101,565  $        14,660,058  $          5,931,195
   Net assets from contracts in payout..                23,413              165,629                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $        534,880,423  $       436,267,194  $        14,660,058  $          5,931,195
                                          ====================  ===================  ===================  ====================

                                                BHFTII
                                             BRIGHTHOUSE/
                                              WELLINGTON             BHFTII                                      BHFTII
                                              CORE EQUITY           FRONTIER               BHFTII             LOOMIS SAYLES
                                             OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH       SMALL CAP CORE
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        84,620,093  $         8,547,784  $         50,368,797  $            857,368
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................           84,620,093            8,547,784            50,368,797               857,368
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                  137                   22                    65                     9
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                  137                   22                    65                     9
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        84,605,514  $         8,547,762  $         50,351,873  $            841,905
   Net assets from contracts in payout..               14,442                   --                16,859                15,454
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $        84,619,956  $         8,547,762  $         50,368,732  $            857,359
                                          ===================  ===================  ====================  ====================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES           METLIFE
                                                SMALL CAP            AGGREGATE
                                                 GROWTH             BOND INDEX
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           531,187  $        17,636,245
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
        Total Assets....................              531,187           17,636,245
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   16                   34
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    1
                                          -------------------  -------------------
        Total Liabilities...............                   17                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           531,170  $        17,636,210
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           531,170  $        17,636,210
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
        Total Net Assets................  $           531,170  $        17,636,210
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                             BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                           MID CAP STOCK INDEX     MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         8,569,059   $          7,402,593  $        11,503,444  $        53,390,993
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                      1                    1                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................            8,569,059              7,402,594           11,503,445           53,390,993
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   21                     20                   12                   15
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   21                     20                   12                   15
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
   Net assets from contracts in payout..                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         8,569,038   $          7,402,574  $        11,503,433  $        53,390,978
                                          ====================  ====================  ===================  ===================

                                                                                                               BHFTII
                                                BHFTII               BHFTII           BHFTII NEUBERGER      T. ROWE PRICE
                                           MFS TOTAL RETURN         MFS VALUE          BERMAN GENESIS     LARGE CAP GROWTH
                                              SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,754,288  $        25,125,536  $        12,542,108  $        26,386,846
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................            7,754,288           25,125,536           12,542,108           26,386,846
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   46                   37                   35                   20
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   46                   37                   35                   20
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,754,242  $        25,083,012  $        12,501,689  $        26,386,826
   Net assets from contracts in payout..                   --               42,487               40,384                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         7,754,242  $        25,125,499  $        12,542,073  $        26,386,826
                                          ===================  ===================  ===================  ===================

                                                 BHFTII            BHFTII VANECK
                                              T. ROWE PRICE       GLOBAL NATURAL
                                            SMALL CAP GROWTH         RESOURCES
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           502,279  $         4,961,089
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              502,279            4,961,089
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   20                   35
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                   20                   35
                                          -------------------  -------------------

NET ASSETS..............................  $           502,259  $         4,961,054
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           502,259  $         4,961,054
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           502,259  $         4,961,054
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                            BHFTII WESTERN
                                           ASSET MANAGEMENT       BHFTII WESTERN
                                            STRATEGIC BOND       ASSET MANAGEMENT        FIDELITY VIP        FIDELITY VIP
                                             OPPORTUNITIES        U.S. GOVERNMENT         CONTRAFUND         EQUITY-INCOME
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        72,787,420  $         25,666,726  $        20,973,155  $            64,487
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................           72,787,420            25,666,726           20,973,155               64,487
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  123                    55                   39                   10
   Due to Brighthouse Life Insurance
     Company of NY......................                    1                    --                    1                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                  124                    55                   40                   10
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        72,773,766  $         25,642,686  $        20,973,115  $            64,477
   Net assets from contracts in payout..               13,530                23,985                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        72,787,296  $         25,666,671  $        20,973,115  $            64,477
                                          ===================  ====================  ===================  ===================



                                             FIDELITY VIP         FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                MID CAP             INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        17,298,566  $         21,557,578  $          3,922,185  $         4,131,058
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           17,298,566            21,557,579             3,922,185            4,131,058
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   13                    25                    28                   30
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   13                    25                    28                   30
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        17,298,553  $         21,557,554  $          3,922,157  $         4,131,028
                                          ===================  ====================  ====================  ====================



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON
                                               FOREIGN VIP         GLOBAL BOND VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,194,065  $        10,736,752
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Assets....................            12,194,065           10,736,752
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    32                   13
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --
                                          --------------------  -------------------
        Total Liabilities...............                    32                   13
                                          --------------------  -------------------

NET ASSETS..............................  $         12,194,033  $        10,736,739
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,177,860  $        10,736,739
   Net assets from contracts in payout..                16,173                   --
                                          --------------------  -------------------
        Total Net Assets................  $         12,194,033  $        10,736,739
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                            LMPVET                LMPVET
                                             INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                           EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        18,649,198  $         10,924,173   $        18,447,723  $         26,287,479
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           18,649,198            10,924,174            18,447,723            26,287,479
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   16                    39                    28                    21
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                    --                    --                    20
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   16                    39                    28                    41
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        18,649,182  $         10,924,135   $        18,421,263  $         26,287,438
   Net assets from contracts in payout..                   --                    --                26,432                    --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        18,649,182  $         10,924,135   $        18,447,695  $         26,287,438
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,145,921  $           286,554    $           445,257  $          4,979,214
   Due from Brighthouse Life Insurance
     Company of NY......................                     1                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,145,922              286,554                445,257             4,979,214
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                   23                     16                    48
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                   23                     16                    48
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,145,887  $           278,661    $           445,241  $          4,979,166
   Net assets from contracts in payout..                    --                7,870                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,145,887  $           286,531    $           445,241  $          4,979,166
                                          ====================  ====================  ====================  ====================

                                                 LMPVET
                                               QS VARIABLE             LMPVET
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,336,157   $          1,420,333
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                     --
                                          --------------------  --------------------
        Total Assets....................            2,336,157              1,420,333
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   21                      7
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                      1
                                          --------------------  --------------------
        Total Liabilities...............                   21                      8
                                          --------------------  --------------------

NET ASSETS..............................  $         2,336,136   $          1,420,325
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,336,136   $          1,420,325
   Net assets from contracts in payout..                   --                     --
                                          --------------------  --------------------
        Total Net Assets................  $         2,336,136   $          1,420,325
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                   LMPVIT WESTERN
                                                 LMPVET            ASSET VARIABLE         OPPENHEIMER
                                               QS VARIABLE           GLOBAL HIGH        VA MAIN STREET           PIMCO VIT
                                             MODERATE GROWTH         YIELD BOND            SMALL CAP            HIGH YIELD
                                               SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $             57,795  $         8,480,348  $          4,378,813  $           124,791
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................                57,795            8,480,348             4,378,813              124,791
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    15                   27                    21                   18
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    15                   27                    21                   18
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             57,780  $         8,480,321  $          4,378,792  $           124,773
   Net assets from contracts in payout..                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $             57,780  $         8,480,321  $          4,378,792  $           124,773
                                          ====================  ===================  ====================  ===================



                                                PIMCO VIT          PIONEER VCT           PIONEER VCT          PUTNAM VT
                                              LOW DURATION        MID CAP VALUE      REAL ESTATE SHARES     EQUITY INCOME
                                               SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            59,462  $         2,454,390  $            12,157  $            87,875
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................               59,462            2,454,390               12,157               87,875
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                   33                    6                    8
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --                   --                    1
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    8                   33                    6                    9
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            59,454  $         2,454,357  $            12,151  $            87,866
   Net assets from contracts in payout..                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $            59,454  $         2,454,357  $            12,151  $            87,866
                                          ===================  ===================  ===================  ===================



                                                PUTNAM VT      RUSSELL GLOBAL REAL
                                            MULTI-CAP GROWTH    ESTATE SECURITIES
                                               SUB-ACCOUNT         SUB-ACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $           260,563  $             8,649
   Due from Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................              260,563                8,649
                                          -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    3                    4
   Due to Brighthouse Life Insurance
     Company of NY......................                   --                   --
                                          -------------------  -------------------
       Total Liabilities................                    3                    4
                                          -------------------  -------------------

NET ASSETS..............................  $           260,560  $             8,645
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           260,560  $             8,645
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $           260,560  $             8,645
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017



                                                 RUSSELL                                     RUSSELL               RUSSELL
                                              INTERNATIONAL            RUSSELL           U.S. SMALL CAP        U.S. STRATEGIC
                                            DEVELOPED MARKETS      STRATEGIC BOND            EQUITY                EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $             14,246  $             24,275  $              4,854  $             53,813
   Due from Brighthouse Life Insurance
     Company of NY......................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................                14,246                24,275                 4,854                53,813
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                     8                     4                     7                     2
   Due to Brighthouse Life Insurance
     Company of NY......................                    --                     1                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     8                     5                     7                     2
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $             14,238  $             24,270  $              4,847  $             53,811
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $             14,238  $             24,270  $              4,847  $             53,811
                                          ====================  ====================  ====================  ====================

                                                TAP 1919
                                            VARIABLE SOCIALLY
                                               RESPONSIVE
                                                BALANCED
                                               SUB-ACCOUNT
                                          ---------------------
ASSETS:
   Investments at fair value............  $              15,067
   Due from Brighthouse Life Insurance
     Company of NY......................                     --
                                          ---------------------
        Total Assets....................                 15,067
                                          ---------------------
LIABILITIES:
   Accrued fees.........................                     11
   Due to Brighthouse Life Insurance
     Company of NY......................                      1
                                          ---------------------
        Total Liabilities...............                     12
                                          ---------------------

NET ASSETS..............................  $              15,055
                                          =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $              15,055
   Net assets from contracts in payout..                     --
                                          ---------------------
        Total Net Assets................  $              15,055
                                          =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL        AMERICAN FUNDS
                                                    BOND             GLOBAL GROWTH       CAPITALIZATION           GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           185,041  $           161,527  $            21,583  $          262,432
                                             -------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              104,124              313,768               47,711             663,489
      Administrative charges...............               23,889               62,291               12,505             133,602
                                             -------------------  -------------------  -------------------  ------------------
        Total expenses.....................              128,013              376,059               60,216             797,091
                                             -------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....               57,028            (214,532)             (38,633)           (534,659)
                                             -------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              140,066              748,932                   --           5,118,207
      Realized gains (losses) on sale of
        investments........................                3,543              592,393               97,260           1,622,041
                                             -------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......              143,609            1,341,325               97,260           6,740,248
                                             -------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................               15,844            5,246,393            1,030,071           6,273,817
                                             -------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              159,453            6,587,718            1,127,331          13,014,065
                                             -------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           216,481  $         6,373,186  $         1,088,698  $       12,479,406
                                             ===================  ===================  ===================  ==================

                                                                                          BHFTI ALLIANZ            BHFTI
                                                                                        GLOBAL INVESTORS      AMERICAN FUNDS
                                               AMERICAN FUNDS       BHFTI AB GLOBAL          DYNAMIC             BALANCED
                                                GROWTH-INCOME     DYNAMIC ALLOCATION    MULTI-ASSET PLUS        ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           392,137  $         2,238,546  $           56,549  $         3,278,207
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              376,255            1,840,265              42,618            2,874,006
      Administrative charges...............               70,828              379,096               9,393              548,051
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              447,083            2,219,361              52,011            3,422,057
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (54,946)               19,185               4,538            (143,850)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,819,573                   --                  --           11,011,412
      Realized gains (losses) on sale of
        investments........................              507,813            2,006,326              11,847            2,350,843
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,327,386            2,006,326              11,847           13,362,255
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,014,832           15,173,077             473,254           17,481,743
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            5,342,218           17,179,403             485,101           30,843,998
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,287,272  $        17,198,588  $          489,639  $        30,700,148
                                             ===================  ===================  ==================  ===================


                                                     BHFTI                BHFTI
                                                AMERICAN FUNDS       AMERICAN FUNDS
                                               GROWTH ALLOCATION         GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,327,368  $           203,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,457,069              690,777
      Administrative charges...............              267,335              127,578
                                             -------------------  -------------------
        Total expenses.....................            1,724,404              818,355
                                             -------------------  -------------------
          Net investment income (loss).....            (397,036)            (614,615)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            6,796,124            5,360,623
      Realized gains (losses) on sale of
        investments........................            1,464,113              896,473
                                             -------------------  -------------------
          Net realized gains (losses)......            8,260,237            6,257,096
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,042,632            6,014,644
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           19,302,869           12,271,740
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        18,905,833  $        11,657,125
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                    BHFTI              BHFTI AQR              BHFTI                BHFTI
                                               AMERICAN FUNDS         GLOBAL RISK       BLACKROCK GLOBAL         BLACKROCK
                                             MODERATE ALLOCATION       BALANCED        TACTICAL STRATEGIES      HIGH YIELD
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        1,962,240   $         2,191,212  $         1,844,278  $         1,049,797
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,476,969             1,551,884            3,334,141              266,470
      Administrative charges...............             276,521               320,629              684,972               49,024
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           1,753,490             1,872,513            4,019,113              315,494
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             208,750               318,699          (2,174,835)              734,303
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,808,566             6,138,115            3,319,701                   --
      Realized gains (losses) on sale of
        investments........................             915,517           (1,833,500)              966,248             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           5,724,083             4,304,615            4,285,949             (70,659)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           5,838,680             5,554,754           28,192,921              498,145
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          11,562,763             9,859,369           32,478,870              427,486
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       11,771,513   $        10,178,068  $        30,304,035  $         1,161,789
                                             ===================  ===================  ===================  ===================


                                                     BHFTI                                                          BHFTI
                                                  BRIGHTHOUSE             BHFTI                BHFTI            BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE          BRIGHTHOUSE       ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS       SMALL CAP VALUE      MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,349,241  $         6,953,845  $           305,820  $           347,356
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,526,376            5,322,427              470,198              424,493
      Administrative charges...............              270,924            1,117,925               83,761               79,028
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,797,300            6,440,352              553,959              503,521
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (448,059)              513,493            (248,139)            (156,165)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,999,454           22,122,398            1,212,373                   --
      Realized gains (losses) on sale of
        investments........................            1,645,629            2,130,237              414,568              251,049
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            7,645,083           24,252,635            1,626,941              251,049
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           13,393,378           44,015,548            1,779,225            7,229,580
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           21,038,461           68,268,183            3,406,166            7,480,629
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,590,402  $        68,781,676  $         3,158,027  $         7,324,464
                                             ===================  ===================  ===================  ===================

                                                                          BHFTI
                                                     BHFTI            BRIGHTHOUSE/
                                                 BRIGHTHOUSE/         FRANKLIN LOW
                                                  EATON VANCE           DURATION
                                                 FLOATING RATE        TOTAL RETURN
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           232,247  $           230,521
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               85,181              221,403
      Administrative charges...............               15,672               41,168
                                             -------------------  -------------------
        Total expenses.....................              100,853              262,571
                                             -------------------  -------------------
          Net investment income (loss).....              131,394             (32,050)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              (8,482)            (142,547)
                                             -------------------  -------------------
          Net realized gains (losses)......              (8,482)            (142,547)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                3,830              125,491
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (4,652)             (17,056)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           126,742  $          (49,106)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/                                  BHFTI
                                                  TEMPLETON           WELLINGTON          BHFTI CLARION         CLEARBRIDGE
                                                INTERNATIONAL          LARGE CAP             GLOBAL             AGGRESSIVE
                                                    BOND               RESEARCH            REAL ESTATE            GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            16,179  $          773,379  $           361,639
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               37,817               24,846             299,944              694,479
      Administrative charges...............                7,506                4,284              55,526              122,727
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               45,323               29,130             355,470              817,206
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (45,323)             (12,951)             417,909            (455,567)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                1,213               63,262                  --                   --
      Realized gains (losses) on sale of
        investments........................             (59,335)               62,857             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             (58,122)              126,119             104,573            2,876,099
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               66,547              195,646           1,407,032            5,186,981
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                8,425              321,765           1,511,605            8,063,080
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (36,898)  $           308,814  $        1,929,514  $         7,607,513
                                             ===================  ===================  ==================  ===================



                                                    BHFTI            BHFTI INVESCO                             BHFTI INVESCO
                                               HARRIS OAKMARK        BALANCED-RISK        BHFTI INVESCO          SMALL CAP
                                                INTERNATIONAL         ALLOCATION            COMSTOCK              GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          947,204  $         1,664,079  $           866,995  $                --
                                             ------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             800,971              530,645              472,406              370,204
      Administrative charges...............             143,717              109,936               95,925               66,739
                                             ------------------  -------------------  -------------------  -------------------
        Total expenses.....................             944,688              640,581              568,331              436,943
                                             ------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               2,516            1,023,498              298,664            (436,943)
                                             ------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            2,306,728            1,140,915            2,866,894
      Realized gains (losses) on sale of
        investments........................             625,120            (103,855)            1,102,229             (71,626)
                                             ------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             625,120            2,202,873            2,243,144            2,795,268
                                             ------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          13,651,074              331,031            3,320,112            3,277,492
                                             ------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          14,276,194            2,533,904            5,563,256            6,072,760
                                             ------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,278,710  $         3,557,402  $         5,861,920  $         5,635,817
                                             ==================  ===================  ===================  ===================


                                                                         BHFTI
                                                    BHFTI              JPMORGAN
                                                  JPMORGAN           GLOBAL ACTIVE
                                                  CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           758,465  $        1,576,953
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              417,604             719,321
      Administrative charges...............               76,124             157,282
                                             -------------------  ------------------
        Total expenses.....................              493,728             876,603
                                             -------------------  ------------------
          Net investment income (loss).....              264,737             700,350
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................             (46,267)             438,864
                                             -------------------  ------------------
          Net realized gains (losses)......             (46,267)             438,864
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................              280,974           7,703,467
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              234,707           8,142,331
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           499,444  $        8,842,681
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                                     BHFTI
                                                  JPMORGAN                BHFTI              METLIFE            BHFTI MFS
                                                  SMALL CAP           LOOMIS SAYLES        MULTI-INDEX          RESEARCH
                                                    VALUE            GLOBAL MARKETS       TARGETED RISK       INTERNATIONAL
                                                 SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            55,610  $           265,450  $          692,899  $           557,115
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               60,452              267,213             550,105              440,191
      Administrative charges...............               10,414               47,993             115,671               79,468
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................               70,866              315,206             665,776              519,659
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....             (15,256)             (49,756)              27,123               37,456
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              202,968               83,097           1,261,805                   --
      Realized gains (losses) on sale of
        investments........................               95,527              667,679             227,639              234,486
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......              298,495              750,776           1,489,444              234,486
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (206,251)            2,945,460           4,474,225            7,116,011
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               92,244            3,696,236           5,963,669            7,350,497
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            76,988  $         3,646,480  $        5,990,792  $         7,387,953
                                             ===================  ===================  ==================  ===================

                                                                                             BHFTI
                                                    BHFTI               BHFTI              PANAGORA              BHFTI
                                               MORGAN STANLEY        OPPENHEIMER            GLOBAL          PIMCO INFLATION
                                               MID CAP GROWTH       GLOBAL EQUITY      DIVERSIFIED RISK     PROTECTED BOND
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           16,798  $            38,817  $               --  $          987,520
                                             ------------------  -------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             131,768               48,201              50,382             864,319
      Administrative charges...............              27,539               10,721              10,427             158,412
                                             ------------------  -------------------  ------------------  ------------------
        Total expenses.....................             159,307               58,922              60,809           1,022,731
                                             ------------------  -------------------  ------------------  ------------------
          Net investment income (loss).....           (142,509)             (20,105)            (60,809)            (35,211)
                                             ------------------  -------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --                   --                  --                  --
      Realized gains (losses) on sale of
        investments........................             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
          Net realized gains (losses)......             501,836              211,745              10,859           (390,541)
                                             ------------------  -------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           3,130,854            1,091,054             478,051           1,568,458
                                             ------------------  -------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           3,632,690            1,302,799             488,910           1,177,917
                                             ------------------  -------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        3,490,181  $         1,282,694  $          428,101  $        1,142,706
                                             ==================  ===================  ==================  ==================

                                                                         BHFTI
                                                     BHFTI              PYRAMIS
                                                     PIMCO            GOVERNMENT
                                                 TOTAL RETURN           INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $         2,408,527  $        1,006,873
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,839,639             535,783
      Administrative charges...............              342,651             114,701
                                             -------------------  ------------------
        Total expenses.....................            2,182,290             650,484
                                             -------------------  ------------------
          Net investment income (loss).....              226,237             356,389
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              686,324                  --
      Realized gains (losses) on sale of
        investments........................            (301,202)            (82,483)
                                             -------------------  ------------------
          Net realized gains (losses)......              385,122            (82,483)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,262,995             258,014
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,648,117             175,531
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,874,354  $          531,920
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI
                                                  SCHRODERS            SCHRODERS          BHFTI SSGA
                                                   GLOBAL               GLOBAL            GROWTH AND           BHFTI SSGA
                                               MULTI-ASSET II         MULTI-ASSET         INCOME ETF           GROWTH ETF
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $          189,386  $           205,064  $         2,236,363  $        1,042,844
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             239,449              302,501            1,179,463             623,381
      Administrative charges...............              50,485               64,340              227,661             124,308
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             289,934              366,841            1,407,124             747,689
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....           (100,548)            (161,777)              829,239             295,155
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               1,527              491,736              280,519             525,560
      Realized gains (losses) on sale of
        investments........................             195,322              180,791              470,124             382,646
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......             196,849              672,527              750,643             908,206
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           2,575,480            2,566,817           10,443,136           6,998,421
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           2,772,329            3,239,344           11,193,779           7,906,627
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        2,671,781  $         3,077,567  $        12,023,018  $        8,201,782
                                             ==================  ===================  ===================  ==================

                                                                                                               BHFTI WELLS
                                                BHFTI T. ROWE        BHFTI T. ROWE       BHFTI VICTORY           CAPITAL
                                                 PRICE LARGE           PRICE MID         SYCAMORE MID          MANAGEMENT
                                                  CAP VALUE           CAP GROWTH           CAP VALUE          MID CAP VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,142,543  $                --  $           178,357  $          249,739
                                             ------------------  -------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             770,158              622,261              249,253             320,941
      Administrative charges...............             140,449              112,318               47,705              58,247
                                             ------------------  -------------------  -------------------  ------------------
        Total expenses.....................             910,607              734,579              296,958             379,188
                                             ------------------  -------------------  -------------------  ------------------
          Net investment income (loss).....             231,936            (734,579)            (118,601)           (129,449)
                                             ------------------  -------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           4,782,383            3,965,858                   --                  --
      Realized gains (losses) on sale of
        investments........................           1,753,429              848,067              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
          Net realized gains (losses)......           6,535,812            4,813,925              362,463           (298,454)
                                             ------------------  -------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           1,215,159            5,111,318            1,223,591           2,442,128
                                             ------------------  -------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           7,750,971            9,925,243            1,586,054           2,143,674
                                             ------------------  -------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        7,982,907  $         9,190,664  $         1,467,453  $        2,014,225
                                             ==================  ===================  ===================  ==================

                                                BHFTII BAILLIE
                                                    GIFFORD             BHFTII
                                                 INTERNATIONAL         BLACKROCK
                                                     STOCK            BOND INCOME
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $           151,680  $          252,437
                                             -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,672             104,947
      Administrative charges...............               37,700              21,209
                                             -------------------  ------------------
        Total expenses.....................              242,372             126,156
                                             -------------------  ------------------
          Net investment income (loss).....             (90,692)             126,281
                                             -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                  --
      Realized gains (losses) on sale of
        investments........................              708,846             (8,405)
                                             -------------------  ------------------
          Net realized gains (losses)......              708,846             (8,405)
                                             -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................            3,650,190              81,420
                                             -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,359,036              73,015
                                             -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,268,344  $          199,296
                                             ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   BHFTII               BHFTII                BHFTII               BHFTII
                                                  BLACKROCK            BLACKROCK            BRIGHTHOUSE          BRIGHTHOUSE
                                                   CAPITAL            ULTRA-SHORT              ASSET                ASSET
                                                APPRECIATION           TERM BOND           ALLOCATION 20        ALLOCATION 40
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,582  $            41,622  $           168,893  $         7,319,260
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               22,064              674,825              109,904            4,928,968
      Administrative charges...............                3,689              122,495               20,411              920,313
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               25,753              797,320              130,315            5,849,281
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (24,171)            (755,698)               38,578            1,469,979
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               35,634                  925              130,948           11,465,793
      Realized gains (losses) on sale of
        investments........................               58,599               71,339             (29,323)          (2,202,463)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               94,233               72,264              101,625            9,263,330
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              341,954              206,610              293,285           20,839,715
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              436,187              278,874              394,910           30,103,045
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           412,016  $         (476,824)  $           433,488  $        31,573,024
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTII
                                                    BHFTII               BHFTII               BHFTII            BRIGHTHOUSE/
                                                  BRIGHTHOUSE          BRIGHTHOUSE         BRIGHTHOUSE/          DIMENSIONAL
                                                     ASSET                ASSET               ARTISAN           INTERNATIONAL
                                                 ALLOCATION 60        ALLOCATION 80        MID CAP VALUE        SMALL COMPANY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,141,074  $         6,609,309  $             70,736  $           113,101
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,907,936            5,907,401               201,387               72,443
      Administrative charges...............            1,327,507            1,061,511                35,754               13,705
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................            8,235,443            6,968,912               237,141               86,148
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....              905,631            (359,603)             (166,405)               26,953
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           20,990,615           23,407,970                    --              260,522
      Realized gains (losses) on sale of
        investments........................          (2,218,718)          (1,024,661)               190,785              (3,503)
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......           18,771,897           22,383,309               190,785              257,019
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           45,258,766           45,492,146             1,436,522            1,078,710
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           64,030,663           67,875,455             1,627,307            1,335,729
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        64,936,294  $        67,515,852  $          1,460,902  $         1,362,682
                                             ===================  ===================  ====================  ===================

                                                   BHFTII
                                                BRIGHTHOUSE/
                                                 WELLINGTON              BHFTII
                                                 CORE EQUITY            FRONTIER
                                                OPPORTUNITIES        MID CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,189,485  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,098,575              118,185
      Administrative charges...............              205,466               21,288
                                             -------------------  -------------------
        Total expenses.....................            1,304,041              139,473
                                             -------------------  -------------------
          Net investment income (loss).....            (114,556)            (139,473)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,066,284              220,373
      Realized gains (losses) on sale of
        investments........................              324,915              117,397
                                             -------------------  -------------------
          Net realized gains (losses)......            3,391,199              337,770
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,724,195            1,555,497
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           13,115,394            1,893,267
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,000,838  $         1,753,794
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                            BHFTII               BHFTII
                                                                       BHFTII            LOOMIS SAYLES           METLIFE
                                                   BHFTII           LOOMIS SAYLES          SMALL CAP            AGGREGATE
                                               JENNISON GROWTH     SMALL CAP CORE           GROWTH             BOND INDEX
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           41,164  $               576  $               --  $           472,363
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             671,990               12,721               4,887              222,816
      Administrative charges...............             121,919                2,045               1,293               43,521
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................             793,909               14,766               6,180              266,337
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           (752,745)             (14,190)             (6,180)              206,026
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           3,488,870               56,075              25,404                   --
      Realized gains (losses) on sale of
        investments........................           1,925,324                8,874              16,340             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           5,414,194               64,949              41,744             (34,630)
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           9,866,087               50,234              81,546               68,099
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          15,280,281              115,183             123,290               33,469
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       14,527,536  $           100,993  $          117,110  $           239,495
                                             ==================  ===================  ==================  ===================



                                               BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE       BHFTII METLIFE
                                             MID CAP STOCK INDEX    MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           94,201   $           167,321  $          107,552  $           840,518
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             108,107                90,312             144,453              729,890
      Administrative charges...............              20,090                17,050              27,016              132,908
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................             128,197               107,362             171,469              862,798
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (33,996)                59,959            (63,917)             (22,280)
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             516,042                    --             442,273            1,533,183
      Realized gains (losses) on sale of
        investments........................             232,348               104,988             216,121            2,937,386
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......             748,390               104,988             658,394            4,470,569
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             344,024             1,204,404             703,038            4,933,740
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           1,092,414             1,309,392           1,361,432            9,404,309
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        1,058,418   $         1,369,351  $        1,297,515  $         9,382,029
                                             ===================  ===================  ==================  ===================



                                                   BHFTII               BHFTII
                                              MFS TOTAL RETURN         MFS VALUE
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          176,744  $           458,447
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              94,296              309,287
      Administrative charges...............              18,734               61,560
                                             ------------------  -------------------
        Total expenses.....................             113,030              370,847
                                             ------------------  -------------------
          Net investment income (loss).....              63,714               87,600
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             395,937            1,488,968
      Realized gains (losses) on sale of
        investments........................             151,645              232,137
                                             ------------------  -------------------
          Net realized gains (losses)......             547,582            1,721,105
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             144,110            1,839,966
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             691,692            3,561,071
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          755,406  $         3,648,671
                                             ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                        BHFTII               BHFTII            BHFTII VANECK
                                              BHFTII NEUBERGER       T. ROWE PRICE        T. ROWE PRICE       GLOBAL NATURAL
                                               BERMAN GENESIS      LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            21,569  $            21,756  $               368  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              171,207              343,481                7,330               60,596
      Administrative charges...............               30,418               62,483                1,239               11,253
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              201,625              405,964                8,569               71,849
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (180,056)            (384,208)              (8,201)             (71,849)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,006,099            1,517,900               31,821                   --
      Realized gains (losses) on sale of
        investments........................              593,545              401,728               26,157             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,599,644            1,919,628               57,978             (93,500)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              161,693            5,183,292               42,051              142,067
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,761,337            7,102,920              100,029               48,567
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,581,281  $         6,718,712  $            91,828  $          (23,282)
                                             ===================  ===================  ===================  ===================

                                                BHFTII WESTERN
                                               ASSET MANAGEMENT      BHFTII WESTERN
                                                STRATEGIC BOND      ASSET MANAGEMENT       FIDELITY VIP         FIDELITY VIP
                                                 OPPORTUNITIES       U.S. GOVERNMENT        CONTRAFUND          EQUITY-INCOME
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,794,317  $           646,691  $           179,384  $               934
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              889,961              328,209              256,682                  723
      Administrative charges...............              181,398               65,885               50,169                  153
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,071,359              394,094              306,851                  876
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,722,958              252,597            (127,467)                   58
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            1,072,518                1,326
      Realized gains (losses) on sale of
        investments........................              411,872            (123,358)              458,092                  254
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              411,872            (123,358)            1,530,610                1,580
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,468,867             (79,493)            2,234,492                4,921
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            2,880,739            (202,851)            3,765,102                6,501
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,603,697  $            49,746  $         3,637,635  $             6,559
                                             ===================  ===================  ===================  ===================



                                                 FIDELITY VIP        FTVIPT FRANKLIN
                                                    MID CAP            INCOME VIP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            80,614  $           893,603
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              183,969              271,136
      Administrative charges...............               41,182               53,724
                                             -------------------  -------------------
        Total expenses.....................              225,151              324,860
                                             -------------------  -------------------
          Net investment income (loss).....            (144,537)              568,743
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              776,410                   --
      Realized gains (losses) on sale of
        investments........................              272,094               64,228
                                             -------------------  -------------------
          Net realized gains (losses)......            1,048,504               64,228
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,973,745            1,032,577
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            3,022,249            1,096,805
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,877,712  $         1,665,548
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                               FTVIPT FRANKLIN      FTVIPT FRANKLIN      FTVIPT TEMPLETON     FTVIPT TEMPLETON
                                              MUTUAL SHARES VIP   SMALL CAP VALUE VIP       FOREIGN VIP        GLOBAL BOND VIP
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            87,173  $            19,897  $           308,988  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               44,920               42,123              179,710              123,721
      Administrative charges...............                9,766                9,661               29,816               27,868
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               54,686               51,784              209,526              151,589
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               32,487             (31,887)               99,462            (151,589)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              158,087              272,128                   --               36,088
      Realized gains (losses) on sale of
        investments........................               60,334               27,918             (41,528)             (78,020)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              218,421              300,046             (41,528)             (41,932)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               10,675               82,805            1,587,607              262,728
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              229,096              382,851            1,546,079              220,796
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           261,583  $           350,964  $         1,645,541  $            69,207
                                             ===================  ===================  ===================  ===================

                                                                                               LMPVET                LMPVET
                                                INVESCO V.I.          INVESCO V.I.      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              EQUITY AND INCOME   INTERNATIONAL GROWTH    AGGRESSIVE GROWTH       APPRECIATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           266,159  $           131,605   $            90,762   $            296,018
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              208,030              114,610               219,845                281,892
      Administrative charges...............               45,971               26,420                44,897                 62,269
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................              254,001              141,030               264,742                344,161
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....               12,158              (9,425)             (173,980)               (48,143)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              332,429                   --             1,164,738                854,705
      Realized gains (losses) on sale of
        investments........................              411,324              295,050               405,836                675,531
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......              743,753              295,050             1,570,574              1,530,236
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              881,152            1,728,217             1,033,257              2,644,411
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,624,905            2,023,267             2,603,831              4,174,647
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,637,063  $         2,013,842   $         2,429,851   $          4,126,504
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           195,215   $               669
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               172,308                 3,967
      Administrative charges...............                37,120                   684
                                             --------------------  --------------------
        Total expenses.....................               209,428                 4,651
                                             --------------------  --------------------
          Net investment income (loss).....              (14,213)               (3,982)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                17,229
      Realized gains (losses) on sale of
        investments........................               810,984                11,569
                                             --------------------  --------------------
          Net realized gains (losses)......               810,984                28,798
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,599,752                33,738
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,410,736                62,536
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,396,523   $            58,554
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE            LMPVET
                                                LARGE CAP VALUE      SMALL CAP GROWTH    CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  --------------------  -------------------  ------------------
INVESTMENT INCOME:
      Dividends............................   $             5,914   $               --   $            54,273  $           24,629
                                             --------------------  --------------------  -------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,528               54,328                26,545              17,271
      Administrative charges...............                 1,089               11,797                 5,759               3,535
                                             --------------------  --------------------  -------------------  ------------------
        Total expenses.....................                 7,617               66,125                32,304              20,806
                                             --------------------  --------------------  -------------------  ------------------
          Net investment income (loss).....               (1,703)             (66,125)                21,969               3,823
                                             --------------------  --------------------  -------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                12,718              102,556               242,502             218,653
      Realized gains (losses) on sale of
        investments........................                16,901              168,467                46,332              52,414
                                             --------------------  --------------------  -------------------  ------------------
          Net realized gains (losses)......                29,619              271,023               288,834             271,067
                                             --------------------  --------------------  -------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                25,605              760,137              (49,547)            (44,857)
                                             --------------------  --------------------  -------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                55,224            1,031,160               239,287             226,210
                                             --------------------  --------------------  -------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $            53,521   $          965,035   $           261,256  $          230,033
                                             ====================  ====================  ===================  ==================

                                                                   LMPVIT WESTERN
                                                   LMPVET          ASSET VARIABLE         OPPENHEIMER
                                                 QS VARIABLE         GLOBAL HIGH        VA MAIN STREET         PIMCO VIT
                                               MODERATE GROWTH       YIELD BOND            SMALL CAP          HIGH YIELD
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            1,184  $           450,091  $           28,028  $             5,962
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 711              102,909              47,711                1,451
      Administrative charges...............                 132               21,469              10,998                  301
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................                 843              124,378              58,709                1,752
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....                 341              325,713            (30,681)                4,210
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               9,421                   --             233,746                   --
      Realized gains (losses) on sale of
        investments........................                 294             (48,664)             215,842                  551
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......               9,715             (48,664)             449,588                  551
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (2,533)              312,160              98,948                1,268
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               7,182              263,496             548,536                1,819
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            7,523  $           589,209  $          517,855  $             6,029
                                             ==================  ===================  ==================  ===================



                                                  PIMCO VIT          PIONEER VCT
                                                LOW DURATION        MID CAP VALUE
                                                 SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $              811  $           15,057
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 715              28,297
      Administrative charges...............                 149               6,022
                                             ------------------  ------------------
        Total expenses.....................                 864              34,319
                                             ------------------  ------------------
          Net investment income (loss).....                (53)            (19,262)
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --             195,272
      Realized gains (losses) on sale of
        investments........................                 (3)              29,055
                                             ------------------  ------------------
          Net realized gains (losses)......                 (3)             224,327
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................                   2              54,747
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                 (1)             279,074
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             (54)  $          259,812
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                   PIONEER VCT            PUTNAM VT             PUTNAM VT        RUSSELL GLOBAL REAL
                                               REAL ESTATE SHARES       EQUITY INCOME       MULTI-CAP GROWTH      ESTATE SECURITIES
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                277  $              1,348  $              2,036  $                301
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   167                   925                 2,995                   101
      Administrative charges................                    29                   127                   358                    11
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   196                 1,052                 3,353                   112
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                    81                   296               (1,317)                   189
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   808                 2,388                16,552                   158
      Realized gains (losses) on sale of
        investments.........................                   131                 1,245                 6,996                     6
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                   939                 3,633                23,548                   164
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                 (826)                 8,979                35,697                   453
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                   113                12,612                59,245                   617
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $                194  $             12,908  $             57,928  $                806
                                              ====================  ====================  ====================  ====================


                                                    RUSSELL                                    RUSSELL               RUSSELL
                                                 INTERNATIONAL            RUSSELL          U.S. SMALL CAP        U.S. STRATEGIC
                                               DEVELOPED MARKETS      STRATEGIC BOND           EQUITY                EQUITY
                                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                348  $               325  $                 8  $               503
                                              --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   163                  300                   54                  612
      Administrative charges................                    18                   34                    5                   72
                                              --------------------  -------------------  -------------------  -------------------
        Total expenses......................                   181                  334                   59                  684
                                              --------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....                   167                  (9)                 (51)                (181)
                                              --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   473                   --                  315                4,910
      Realized gains (losses) on sale of
        investments.........................                    35                 (10)                   12                  124
                                              --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......                   508                 (10)                  327                5,034
                                              --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................                 2,014                  596                  319                3,789
                                              --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,522                  586                  646                8,823
                                              --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              2,689  $               577  $               595  $             8,642
                                              ====================  ===================  ===================  ===================

                                                    TAP 1919
                                                VARIABLE SOCIALLY
                                                   RESPONSIVE
                                                    BALANCED
                                                   SUB-ACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $               151
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                  179
      Administrative charges................                   32
                                              -------------------
        Total expenses......................                  211
                                              -------------------
           Net investment income (loss).....                 (60)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                1,028
      Realized gains (losses) on sale of
        investments.........................                (156)
                                              -------------------
           Net realized gains (losses)......                  872
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................                1,183
                                              -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                2,055
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             1,995
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                               AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        57,028  $        29,857  $      (214,532)  $     (135,352)
   Net realized gains (losses)........          143,609           50,629         1,341,325        2,082,720
   Change in unrealized gains
     (losses) on investments..........           15,844           88,466         5,246,393      (2,198,395)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          216,481          168,952         6,373,186        (251,027)
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          198,994          208,627           175,750          254,129
   Net transfers (including fixed
     account).........................          833,742        (199,767)         (896,338)          381,730
   Contract charges...................         (79,055)         (83,666)         (173,299)        (164,820)
   Transfers for contract benefits
     and terminations.................        (879,678)        (930,588)       (1,701,976)      (2,096,879)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           74,003      (1,005,394)       (2,595,863)      (1,625,840)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          290,484        (836,442)         3,777,323      (1,876,867)
NET ASSETS:
   Beginning of year..................        9,328,684       10,165,126        22,371,779       24,248,646
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     9,619,168  $     9,328,684  $     26,149,102  $    22,371,779
                                        ===============  ===============  ================  ===============

                                                 AMERICAN FUNDS
                                           GLOBAL SMALL CAPITALIZATION           AMERICAN FUNDS GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (38,633)  $      (43,101)  $     (534,659)  $      (359,436)
   Net realized gains (losses)........            97,260          873,859        6,740,248         5,111,855
   Change in unrealized gains
     (losses) on investments..........         1,030,071        (785,838)        6,273,817         (997,154)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         1,088,698           44,920       12,479,406         3,755,265
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            25,989           81,269           67,076           126,588
   Net transfers (including fixed
     account).........................         (152,583)          158,757      (2,975,833)       (1,165,072)
   Contract charges...................          (37,641)         (35,616)        (361,140)         (353,817)
   Transfers for contract benefits
     and terminations.................         (335,389)        (307,173)      (4,599,550)       (4,165,390)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (499,624)        (102,763)      (7,869,447)       (5,557,691)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           589,074         (57,843)        4,609,959       (1,802,426)
NET ASSETS:
   Beginning of year..................         4,602,725        4,660,568       50,326,729        52,129,155
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      5,191,799  $     4,602,725  $    54,936,688  $     50,326,729
                                        ================  ===============  ===============  ================

                                                                                   BHFTI AB GLOBAL
                                          AMERICAN FUNDS GROWTH-INCOME           DYNAMIC ALLOCATION
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017             2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (54,946)  $      (31,444)  $        19,185  $       178,181
   Net realized gains (losses)........        2,327,386        3,222,636        2,006,326        2,503,739
   Change in unrealized gains
     (losses) on investments..........        3,014,832        (721,423)       15,173,077          505,167
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,287,272        2,469,769       17,198,588        3,187,087
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          272,382          578,369        1,220,119        2,120,929
   Net transfers (including fixed
     account).........................        (717,853)        (318,770)      (2,030,504)          310,170
   Contract charges...................        (179,805)        (176,956)      (1,720,077)      (1,721,810)
   Transfers for contract benefits
     and terminations.................      (2,291,149)      (2,592,451)      (9,236,817)      (7,588,705)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,916,425)      (2,509,808)     (11,767,279)      (6,879,416)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,370,847         (40,039)        5,431,309      (3,692,329)
NET ASSETS:
   Beginning of year..................       27,167,990       27,208,029      149,179,976      152,872,305
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    29,538,837  $    27,167,990  $   154,611,285  $   149,179,976
                                        ===============  ===============  ===============  ===============

                                         BHFTI ALLIANZ GLOBAL INVESTORS
                                            DYNAMIC MULTI-ASSET PLUS
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         4,538  $      (37,710)
   Net realized gains (losses)........           11,847          (6,760)
   Change in unrealized gains
     (losses) on investments..........          473,254           56,870
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          489,639           12,400
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          559,303          619,578
   Net transfers (including fixed
     account).........................          596,799          204,555
   Contract charges...................         (40,792)         (26,992)
   Transfers for contract benefits
     and terminations.................        (117,471)        (169,304)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          997,839          627,837
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        1,487,478          640,237
NET ASSETS:
   Beginning of year..................        3,097,990        2,457,753
                                        ---------------  ---------------
   End of year........................  $     4,585,468  $     3,097,990
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                            BALANCED ALLOCATION               GROWTH ALLOCATION
                                                SUB-ACCOUNT                      SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (143,850)  $        87,357  $     (397,036)  $     (299,990)
   Net realized gains (losses).....       13,362,255       18,660,774        8,260,237       10,287,294
   Change in unrealized gains
     (losses) on investments.......       17,481,743      (6,421,078)       11,042,632      (3,354,771)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       30,700,148       12,327,053       18,905,833        6,632,533
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        4,228,039        4,301,382          704,428          379,264
   Net transfers (including fixed
     account)......................        4,732,746        3,142,962        4,029,306          249,820
   Contract charges................      (2,069,693)      (2,058,786)      (1,094,132)      (1,022,951)
   Transfers for contract benefits
     and terminations..............     (20,854,000)     (17,913,298)      (7,490,483)      (5,275,033)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,962,908)     (12,527,740)      (3,850,881)      (5,668,900)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       16,737,240        (200,687)       15,054,952          963,633
NET ASSETS:
   Beginning of year...............      209,263,299      209,463,986       97,519,287       96,555,654
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   226,000,539  $   209,263,299  $   112,574,239  $    97,519,287
                                     ===============  ===============  ===============  ===============

                                             BHFTI AMERICAN                  BHFTI AMERICAN FUNDS
                                              FUNDS GROWTH                    MODERATE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (614,615)  $     (597,655)  $       208,750  $       346,388
   Net realized gains (losses).....        6,257,096       12,113,826        5,724,083        7,472,588
   Change in unrealized gains
     (losses) on investments.......        6,014,644      (8,192,777)        5,838,680      (2,086,342)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       11,657,125        3,323,394       11,771,513        5,732,634
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          670,984          662,793        1,225,433        2,005,525
   Net transfers (including fixed
     account)......................      (1,889,091)        (184,597)        (344,411)          625,237
   Contract charges................        (455,866)        (443,598)      (1,069,614)      (1,084,313)
   Transfers for contract benefits
     and terminations..............      (3,454,326)      (3,330,016)     (12,069,671)      (6,168,679)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,128,299)      (3,295,418)     (12,258,263)      (4,622,230)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        6,528,826           27,976        (486,750)        1,110,404
NET ASSETS:
   Beginning of year...............       46,939,814       46,911,838      110,700,622      109,590,218
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,468,640  $    46,939,814  $   110,213,872  $   110,700,622
                                     ===============  ===============  ===============  ===============

                                                  BHFTI AQR                  BHFTI BLACKROCK GLOBAL
                                            GLOBAL RISK BALANCED               TACTICAL STRATEGIES
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        318,699  $   (1,937,983)  $   (2,174,835)  $      (64,072)
   Net realized gains (losses).....         4,304,615      (3,172,683)        4,285,949       22,647,060
   Change in unrealized gains
     (losses) on investments.......         5,554,754       14,534,839       28,192,921     (14,679,169)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        10,178,068        9,424,173       30,304,035        7,903,819
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           348,971        1,186,658        1,942,383        2,812,623
   Net transfers (including fixed
     account)......................       (1,192,469)      (4,304,949)      (2,510,177)      (3,597,519)
   Contract charges................       (1,487,900)      (1,563,019)      (3,090,380)      (3,142,916)
   Transfers for contract benefits
     and terminations..............       (7,622,361)      (8,258,515)     (16,637,898)     (15,625,179)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (9,953,759)     (12,939,825)     (20,296,072)     (19,552,991)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           224,309      (3,515,652)       10,007,963     (11,649,172)
NET ASSETS:
   Beginning of year...............       129,696,803      133,212,455      270,299,765      281,948,937
                                     ----------------  ---------------  ---------------  ---------------
   End of year.....................  $    129,921,112  $   129,696,803  $   280,307,728  $   270,299,765
                                     ================  ===============  ===============  ===============

                                                   BHFTI
                                           BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       734,303  $       934,387
   Net realized gains (losses).....         (70,659)        (371,006)
   Change in unrealized gains
     (losses) on investments.......          498,145        1,586,110
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,161,789        2,149,491
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          124,056          232,787
   Net transfers (including fixed
     account)......................          645,156          (7,539)
   Contract charges................        (157,278)        (154,641)
   Transfers for contract benefits
     and terminations..............      (1,882,886)      (1,339,368)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,270,952)      (1,268,761)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (109,163)          880,730
NET ASSETS:
   Beginning of year...............       19,527,426       18,646,696
                                     ---------------  ---------------
   End of year.....................  $    19,418,263  $    19,527,426
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                    BHFTI                              BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100       BRIGHTHOUSE BALANCED PLUS
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (448,059)  $        592,431  $       513,493  $     5,623,201
   Net realized gains (losses)......        7,645,083        13,308,564       24,252,635        4,921,755
   Change in unrealized gains
     (losses) on investments........       13,393,378       (6,889,824)       44,015,548       15,460,181
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       20,590,402         7,011,171       68,781,676       26,005,137
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          406,933         1,050,096       16,953,215       15,724,952
   Net transfers (including fixed
     account).......................      (3,773,291)       (1,098,998)        5,574,320        8,390,609
   Contract charges.................        (766,782)         (765,719)      (4,839,905)      (4,434,206)
   Transfers for contract benefits
     and terminations...............      (7,844,931)       (3,783,304)     (21,847,455)     (17,517,956)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (11,978,071)       (4,597,925)      (4,159,825)        2,163,399
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        8,612,331         2,413,246       64,621,851       28,168,536
NET ASSETS:
   Beginning of year................      103,693,356       101,280,110      414,260,098      386,091,562
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $   112,305,687  $    103,693,356  $   478,881,949  $   414,260,098
                                      ===============  ================  ===============  ===============

                                                    BHFTI                     BHFTI BRIGHTHOUSE/ABERDEEN
                                         BRIGHTHOUSE SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (248,139)  $      (192,032)  $      (156,165)  $     (181,933)
   Net realized gains (losses)......         1,626,941           499,278           251,049        (523,577)
   Change in unrealized gains
     (losses) on investments........         1,779,225         8,078,847         7,229,580        3,588,963
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,158,027         8,386,093         7,324,464        2,883,453
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,992           102,187           227,195          275,463
   Net transfers (including fixed
     account).......................       (1,192,511)       (1,803,032)         (244,849)      (1,154,619)
   Contract charges.................         (225,413)         (230,071)         (255,491)        (251,352)
   Transfers for contract benefits
     and terminations...............       (3,159,492)       (2,267,485)       (2,390,717)      (1,972,435)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (4,497,424)       (4,198,401)       (2,663,862)      (3,102,943)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       (1,339,397)         4,187,692         4,660,602        (219,490)
NET ASSETS:
   Beginning of year................        35,260,895        31,073,203        28,401,374       28,620,864
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     33,921,498  $     35,260,895  $     33,061,976  $    28,401,374
                                      ================  ================  ================  ===============

                                            BHFTI BRIGHTHOUSE/EATON         BHFTI BRIGHTHOUSE/FRANKLIN
                                              VANCE FLOATING RATE            LOW DURATION TOTAL RETURN
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        131,394  $       150,617  $      (32,050)  $        239,721
   Net realized gains (losses)......           (8,482)         (51,918)        (142,547)         (135,840)
   Change in unrealized gains
     (losses) on investments........             3,830          388,345          125,491           166,889
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           126,742          487,044         (49,106)           270,770
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            21,813           38,947          191,537           154,633
   Net transfers (including fixed
     account).......................           533,197          119,536         (11,414)         1,670,455
   Contract charges.................          (48,843)         (51,586)        (152,447)         (182,090)
   Transfers for contract benefits
     and terminations...............       (1,077,437)        (927,972)      (1,540,758)       (2,402,308)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (571,270)        (821,075)      (1,513,082)         (759,310)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (444,528)        (334,031)      (1,562,188)         (488,540)
NET ASSETS:
   Beginning of year................         6,579,290        6,913,321       18,374,563        18,863,103
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      6,134,762  $     6,579,290  $    16,812,375  $     18,374,563
                                      ================  ===============  ===============  ================

                                         BHFTI BRIGHTHOUSE/TEMPLETON
                                             INTERNATIONAL BOND
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (45,323)  $       (45,597)
   Net realized gains (losses)......         (58,122)          (37,847)
   Change in unrealized gains
     (losses) on investments........           66,547            69,574
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (36,898)          (13,870)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            4,355            19,213
   Net transfers (including fixed
     account).......................          179,803           299,438
   Contract charges.................         (30,630)          (31,801)
   Transfers for contract benefits
     and terminations...............        (374,957)         (148,167)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (221,429)           138,683
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (258,327)           124,813
NET ASSETS:
   Beginning of year................        3,137,808         3,012,995
                                      ---------------  ----------------
   End of year......................  $     2,879,481  $      3,137,808
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/WELLINGTON                   BHFTI
                                               LARGE CAP RESEARCH             CLARION GLOBAL REAL ESTATE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (12,951)  $         9,843  $        417,909  $       109,955
   Net realized gains (losses)........           126,119          168,537           104,573          151,764
   Change in unrealized gains
     (losses) on investments..........           195,646         (72,928)         1,407,032        (353,417)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           308,814          105,452         1,929,514         (91,698)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             5,669           13,910           120,872           85,872
   Net transfers (including fixed
     account).........................          (36,897)         (49,245)           716,852        (316,233)
   Contract charges...................          (16,227)         (16,617)         (150,318)        (167,210)
   Transfers for contract benefits
     and terminations.................          (59,284)        (104,964)       (2,328,133)      (2,137,424)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (106,739)        (156,916)       (1,640,727)      (2,534,995)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           202,075         (51,464)           288,787      (2,626,693)
NET ASSETS:
   Beginning of year..................         1,568,356        1,619,820        22,088,790       24,715,483
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      1,770,431  $     1,568,356  $     22,377,577  $    22,088,790
                                        ================  ===============  ================  ===============

                                                      BHFTI                               BHFTI
                                          CLEARBRIDGE AGGRESSIVE GROWTH       HARRIS OAKMARK INTERNATIONAL
                                                   SUB-ACCOUNT                         SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (455,567)  $      (609,269)  $         2,516   $       260,320
   Net realized gains (losses)........        2,876,099         2,055,130          625,120         2,292,038
   Change in unrealized gains
     (losses) on investments..........        5,186,981       (1,032,442)       13,651,074           797,337
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        7,607,513           413,419       14,278,710         3,349,695
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          246,032           491,191          563,162           687,184
   Net transfers (including fixed
     account).........................      (1,319,784)       (1,479,585)      (3,990,714)       (1,255,556)
   Contract charges...................        (385,243)         (392,464)        (435,200)         (409,334)
   Transfers for contract benefits
     and terminations.................      (4,818,459)       (3,725,722)      (4,492,095)       (3,497,945)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,277,454)       (5,106,580)      (8,354,847)       (4,475,651)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        1,330,059       (4,693,161)        5,923,863       (1,125,956)
NET ASSETS:
   Beginning of year..................       48,322,641        53,015,802       53,200,132        54,326,088
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $    49,652,700  $     48,322,641  $    59,123,995   $    53,200,132
                                        ===============  ================  ===============   ===============

                                                       BHFTI                             BHFTI
                                         INVESCO BALANCED-RISK ALLOCATION          INVESCO COMSTOCK
                                                    SUB-ACCOUNT                       SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,023,498   $     (479,231)  $       298,664   $       384,175
   Net realized gains (losses)........        2,202,873         (201,160)        2,243,144         3,399,770
   Change in unrealized gains
     (losses) on investments..........          331,031         4,080,988        3,320,112         1,677,383
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,557,402         3,400,597        5,861,920         5,461,328
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,468,831         1,685,062          285,203           388,607
   Net transfers (including fixed
     account).........................        1,498,353         4,522,476      (1,351,600)       (1,500,242)
   Contract charges...................        (464,734)         (396,706)        (266,458)         (263,868)
   Transfers for contract benefits
     and terminations.................      (2,329,546)       (2,219,834)      (3,531,288)       (2,568,671)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        1,172,904         3,590,998      (4,864,143)       (3,944,174)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        4,730,306         6,991,595          997,777         1,517,154
NET ASSETS:
   Beginning of year..................       40,932,716        33,941,121       39,232,918        37,715,764
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    45,663,022   $    40,932,716  $    40,230,695   $    39,232,918
                                        ===============   ===============  ===============   ===============

                                                      BHFTI
                                            INVESCO SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        ---------------------------------
                                              2017             2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (436,943)  $      (400,048)
   Net realized gains (losses)........        2,795,268         4,309,282
   Change in unrealized gains
     (losses) on investments..........        3,277,492       (1,576,836)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,635,817         2,332,398
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          228,758           221,816
   Net transfers (including fixed
     account).........................        (695,299)         (330,808)
   Contract charges...................        (186,553)         (179,964)
   Transfers for contract benefits
     and terminations.................      (2,290,424)       (1,753,103)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (2,943,518)       (2,042,059)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        2,692,299           290,339
NET ASSETS:
   Beginning of year..................       25,351,404        25,061,065
                                        ---------------  ----------------
   End of year........................  $    28,043,703  $     25,351,404
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                           JPMORGAN CORE BOND          JPMORGAN GLOBAL ACTIVE ALLOCATION
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ----------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       264,737  $       351,392  $       700,350  $       428,563
   Net realized gains (losses).....         (46,267)              182          438,864        1,071,819
   Change in unrealized gains
     (losses) on investments.......          280,974        (188,241)        7,703,467        (553,159)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          499,444          163,333        8,842,681          947,223
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          155,234          283,654        2,166,277        3,340,587
   Net transfers (including fixed
     account)......................        3,901,054        1,729,690      (2,752,152)        5,269,817
   Contract charges................        (258,724)        (267,426)        (686,148)        (662,402)
   Transfers for contract benefits
     and terminations..............      (3,047,810)      (1,719,853)      (3,150,081)      (3,588,849)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          749,754           26,065      (4,422,104)        4,359,153
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,249,198          189,398        4,420,577        5,306,376
NET ASSETS:
   Beginning of year...............       29,295,068       29,105,670       62,103,751       56,797,375
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    30,544,266  $    29,295,068  $    66,524,328  $    62,103,751
                                     ===============  ===============  ===============  ===============

                                                  BHFTI                              BHFTI
                                        JPMORGAN SMALL CAP VALUE         LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,256)  $         5,702  $      (49,756)  $         9,121
   Net realized gains (losses).....          298,495          328,602          750,776        1,043,614
   Change in unrealized gains
     (losses) on investments.......        (206,251)          700,664        2,945,460        (476,671)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           76,988        1,034,968        3,646,480          576,064
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            8,514            8,241          166,483          101,001
   Net transfers (including fixed
     account)......................            9,435        (200,435)        (344,047)        (290,130)
   Contract charges................         (29,909)         (29,031)        (147,231)        (153,084)
   Transfers for contract benefits
     and terminations..............        (293,103)        (249,129)      (1,425,407)      (1,483,155)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (305,063)        (470,354)      (1,750,202)      (1,825,368)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (228,075)          564,614        1,896,278      (1,249,304)
NET ASSETS:
   Beginning of year...............        4,424,039        3,859,425       17,928,469       19,177,773
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,195,964  $     4,424,039  $    19,824,747  $    17,928,469
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                              BHFTI
                                     METLIFE MULTI-INDEX TARGETED RISK     MFS RESEARCH INTERNATIONAL
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  --------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        27,123  $      (52,106)   $        37,456  $       111,704
   Net realized gains (losses).....        1,489,444           71,819           234,486        (285,742)
   Change in unrealized gains
     (losses) on investments.......        4,474,225        1,116,823         7,116,011        (608,834)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,990,792        1,136,536         7,387,953        (782,872)
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,447,602        4,923,613           120,590          173,892
   Net transfers (including fixed
     account)......................        1,648,042        1,832,907       (1,164,610)          431,896
   Contract charges................        (501,527)        (407,140)         (207,170)        (205,639)
   Transfers for contract benefits
     and terminations..............      (1,956,238)      (1,736,586)       (2,929,741)      (1,928,229)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        2,637,879        4,612,794       (4,180,931)      (1,528,080)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        8,628,671        5,749,330         3,207,022      (2,310,952)
NET ASSETS:
   Beginning of year...............       41,669,231       35,919,901        29,799,152       32,110,104
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    50,297,902  $    41,669,231   $    33,006,174  $    29,799,152
                                     ===============  ===============   ===============  ===============

                                                   BHFTI
                                       MORGAN STANLEY MID CAP GROWTH
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (142,509)  $     (139,305)
   Net realized gains (losses).....          501,836          111,132
   Change in unrealized gains
     (losses) on investments.......        3,130,854        (958,689)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,490,181        (986,862)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          131,771          146,891
   Net transfers (including fixed
     account)......................        (705,908)          571,658
   Contract charges................         (82,364)         (75,519)
   Transfers for contract benefits
     and terminations..............        (535,628)        (579,375)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,192,129)           63,655
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,298,052        (923,207)
NET ASSETS:
   Beginning of year...............        9,473,047       10,396,254
                                     ---------------  ---------------
   End of year.....................  $    11,771,099  $     9,473,047
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTI                             BHFTI
                                         OPPENHEIMER GLOBAL EQUITY     PANAGORA GLOBAL DIVERSIFIED RISK
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017              2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (20,105)  $      (17,800)   $      (60,809)  $        26,791
   Net realized gains (losses).....          211,745          222,704            10,859           64,939
   Change in unrealized gains
     (losses) on investments.......        1,091,054        (261,446)           478,051         (70,755)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,282,694         (56,542)           428,101           20,975
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            6,810           12,813           238,834          580,303
   Net transfers (including fixed
     account)......................        (262,412)           76,591           601,681        2,055,502
   Contract charges................         (27,696)         (25,836)          (44,600)         (20,030)
   Transfers for contract benefits
     and terminations..............        (511,060)        (296,830)         (223,103)         (87,905)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (794,358)        (233,262)           572,812        2,527,870
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............          488,336        (289,804)         1,000,913        2,548,845
NET ASSETS:
   Beginning of year...............        3,997,372        4,287,176         3,420,012          871,167
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     4,485,708  $     3,997,372   $     4,420,925  $     3,420,012
                                     ===============  ===============   ===============  ===============

                                                   BHFTI                              BHFTI
                                      PIMCO INFLATION PROTECTED BOND           PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (35,211)  $   (1,046,080)  $        226,237  $     1,364,155
   Net realized gains (losses).....        (390,541)      (1,049,721)           385,122        (933,609)
   Change in unrealized gains
     (losses) on investments.......        1,568,458        4,232,442         3,262,995        1,021,568
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,142,706        2,136,641         3,874,354        1,452,114
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          194,603          329,822           551,070          828,212
   Net transfers (including fixed
     account)......................        5,353,432        (827,109)        11,512,664      (2,215,700)
   Contract charges................        (563,323)        (588,722)       (1,242,821)      (1,318,997)
   Transfers for contract benefits
     and terminations..............      (5,153,514)      (4,718,698)      (11,559,622)      (9,582,523)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (168,802)      (5,804,707)         (738,709)     (12,289,008)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          973,904      (3,668,066)         3,135,645     (10,836,894)
NET ASSETS:
   Beginning of year...............       62,595,410       66,263,476       134,308,093      145,144,987
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    63,569,314  $    62,595,410  $    137,443,738  $   134,308,093
                                     ===============  ===============  ================  ===============

                                                   BHFTI                              BHFTI
                                         PYRAMIS GOVERNMENT INCOME       SCHRODERS GLOBAL MULTI-ASSET II
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       356,389  $       312,164  $      (100,548)  $     (105,165)
   Net realized gains (losses).....         (82,483)           23,841           196,849         (75,687)
   Change in unrealized gains
     (losses) on investments.......          258,014        (402,364)         2,575,480          570,718
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          531,920         (66,359)         2,671,781          389,866
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          504,499          859,230         1,430,937        1,800,631
   Net transfers (including fixed
     account)......................        1,815,400        2,200,091         6,291,778      (1,939,708)
   Contract charges................        (528,653)        (553,495)         (203,742)        (158,089)
   Transfers for contract benefits
     and terminations..............      (3,430,413)      (2,922,955)       (1,616,393)        (985,690)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,639,167)        (417,129)         5,902,580      (1,282,856)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,107,247)        (483,488)         8,574,361        (892,990)
NET ASSETS:
   Beginning of year...............       46,433,810       46,917,298        15,771,625       16,664,615
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    45,326,563  $    46,433,810  $     24,345,986  $    15,771,625
                                     ===============  ===============  ================  ===============

                                                   BHFTI
                                       SCHRODERS GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (161,777)  $       (9,306)
   Net realized gains (losses).....          672,527          386,749
   Change in unrealized gains
     (losses) on investments.......        2,566,817          598,052
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,077,567          975,495
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          711,430          580,189
   Net transfers (including fixed
     account)......................          532,800        1,199,859
   Contract charges................        (275,391)        (263,032)
   Transfers for contract benefits
     and terminations..............      (1,127,141)      (1,484,914)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (158,302)           32,102
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,919,265        1,007,597
NET ASSETS:
   Beginning of year...............       24,231,509       23,223,912
                                     ---------------  ---------------
   End of year.....................  $    27,150,774  $    24,231,509
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                  BHFTI                              BHFTI
                                       SSGA GROWTH AND INCOME ETF               SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       829,239  $       722,057  $       295,155  $       298,994
   Net realized gains (losses).....          750,643        5,123,859          908,206        2,894,067
   Change in unrealized gains
     (losses) on investments.......       10,443,136      (2,177,056)        6,998,421        (803,023)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       12,023,018        3,668,860        8,201,782        2,390,038
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,104,573        1,177,131          373,322          805,602
   Net transfers (including fixed
     account)......................        (975,351)        (475,386)      (2,578,137)        (931,969)
   Contract charges................        (911,448)        (927,764)        (502,539)        (509,614)
   Transfers for contract benefits
     and terminations..............      (7,064,614)      (4,866,863)      (3,448,915)      (3,241,574)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,846,840)      (5,092,882)      (6,156,269)      (3,877,555)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,176,178      (1,424,022)        2,045,513      (1,487,517)
NET ASSETS:
   Beginning of year...............       89,714,405       91,138,427       49,308,642       50,796,159
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    93,890,583  $    89,714,405  $    51,354,155  $    49,308,642
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                             BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE     T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       231,936  $       635,681  $     (734,579)  $     (689,458)
   Net realized gains (losses).....        6,535,812        8,115,985        4,813,925        6,889,571
   Change in unrealized gains
     (losses) on investments.......        1,215,159      (1,594,170)        5,111,318      (4,384,954)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,982,907        7,157,496        9,190,664        1,815,159
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          428,551          458,169          232,557          416,921
   Net transfers (including fixed
     account)......................        (675,267)      (3,094,424)      (1,870,051)          560,424
   Contract charges................        (345,253)        (364,413)        (339,482)        (334,897)
   Transfers for contract benefits
     and terminations..............      (6,268,996)      (4,727,400)      (3,929,534)      (3,751,238)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,860,965)      (7,728,068)      (5,906,510)      (3,108,790)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,121,942        (570,572)        3,284,154      (1,293,631)
NET ASSETS:
   Beginning of year...............       55,908,348       56,478,920       42,601,787       43,895,418
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,030,290  $    55,908,348  $    45,885,941  $    42,601,787
                                     ===============  ===============  ===============  ===============

                                                   BHFTI                      BHFTI WELLS CAPITAL
                                      VICTORY SYCAMORE MID CAP VALUE       MANAGEMENT MID CAP VALUE
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (118,601)  $     (169,871)  $     (129,449)  $     (182,132)
   Net realized gains (losses).....          362,463        1,039,596        (298,454)        1,202,007
   Change in unrealized gains
     (losses) on investments.......        1,223,591        1,651,354        2,442,128        1,515,714
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,467,453        2,521,079        2,014,225        2,535,589
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          248,155          180,123          100,485          165,719
   Net transfers (including fixed
     account)......................          168,718          117,636        (144,767)        (564,921)
   Contract charges................        (159,345)        (161,759)        (147,830)        (151,171)
   Transfers for contract benefits
     and terminations..............      (1,795,470)      (1,195,026)      (1,822,744)      (1,521,046)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,942)      (1,059,026)      (2,014,856)      (2,071,419)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (70,489)        1,462,053            (631)          464,170
NET ASSETS:
   Beginning of year...............       19,601,778       18,139,725       23,681,202       23,217,032
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,531,289  $    19,601,778  $    23,680,571  $    23,681,202
                                     ===============  ===============  ===============  ===============

                                          BHFTII BAILLIE GIFFORD
                                            INTERNATIONAL STOCK
                                                SUB-ACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (90,692)  $      (31,231)
   Net realized gains (losses).....          708,846          119,408
   Change in unrealized gains
     (losses) on investments.......        3,650,190          468,003
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,268,344          556,180
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           82,669          159,839
   Net transfers (including fixed
     account)......................      (1,190,553)          143,907
   Contract charges................        (142,472)        (140,895)
   Transfers for contract benefits
     and terminations..............      (1,542,094)      (1,419,706)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,792,450)      (1,256,855)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,475,894        (700,675)
NET ASSETS:
   Beginning of year...............       13,935,088       14,635,763
                                     ---------------  ---------------
   End of year.....................  $    15,410,982  $    13,935,088
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                   BHFTII                            BHFTII
                                            BLACKROCK BOND INCOME        BLACKROCK CAPITAL APPRECIATION
                                                 SUB-ACCOUNT                       SUB-ACCOUNT
                                      --------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       126,281  $       127,914  $      (24,171)  $      (22,553)
   Net realized gains (losses)......          (8,405)          (4,531)           94,233          131,627
   Change in unrealized gains
     (losses) on investments........           81,420          (8,439)          341,954        (126,958)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          199,296          114,944          412,016         (17,884)
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           79,571          131,304            2,132            2,798
   Net transfers (including fixed
     account).......................          723,251          291,498         (74,356)           53,245
   Contract charges.................         (69,618)         (71,631)         (11,006)          (9,907)
   Transfers for contract benefits
     and terminations...............        (636,021)        (572,868)         (50,490)         (23,223)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           97,183        (221,697)        (133,720)           22,913
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          296,479        (106,753)          278,296            5,029
NET ASSETS:
   Beginning of year................        8,254,530        8,361,283        1,331,087        1,326,058
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,551,009  $     8,254,530  $     1,609,383  $     1,331,087
                                      ===============  ===============  ===============  ===============

                                                    BHFTII                             BHFTII
                                        BLACKROCK ULTRA-SHORT TERM BOND    BRIGHTHOUSE ASSET ALLOCATION 20
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (755,698)  $      (832,913)  $        38,578  $        159,134
   Net realized gains (losses)......            72,264             6,484          101,625           260,313
   Change in unrealized gains
     (losses) on investments........           206,610            54,808          293,285          (44,358)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (476,824)         (771,621)          433,488           375,089
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           942,654         2,168,805          723,550           392,153
   Net transfers (including fixed
     account).......................        13,560,248        10,154,915        (725,111)         2,163,727
   Contract charges.................         (483,572)         (463,616)         (65,212)          (86,764)
   Transfers for contract benefits
     and terminations...............      (14,362,650)      (13,308,282)        (887,662)       (1,369,964)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (343,320)       (1,448,178)        (954,435)         1,099,152
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (820,144)       (2,219,799)        (520,947)         1,474,241
NET ASSETS:
   Beginning of year................        49,228,297        51,448,096        8,698,574         7,224,333
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     48,408,153  $     49,228,297  $     8,177,627  $      8,698,574
                                      ================  ================  ===============  ================

                                                    BHFTII                             BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 40    BRIGHTHOUSE ASSET ALLOCATION 60
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017              2016             2017              2016
                                      ---------------   ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,469,979   $     7,573,834  $        905,631  $      8,340,416
   Net realized gains (losses)......        9,263,330        22,203,261        18,771,897        43,558,178
   Change in unrealized gains
     (losses) on investments........       20,839,715      (13,298,039)        45,258,766      (24,192,964)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       31,573,024        16,479,056        64,936,294        27,705,630
                                      ---------------   ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        1,561,436         4,042,790         3,435,900         3,083,274
   Net transfers (including fixed
     account).......................      (8,035,160)       (4,209,880)       (2,545,295)       (3,892,714)
   Contract charges.................      (3,162,110)       (3,289,376)       (4,506,783)       (4,607,715)
   Transfers for contract benefits
     and terminations...............     (34,856,714)      (32,149,336)      (51,698,405)      (35,488,732)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (44,492,548)      (35,605,802)      (55,314,583)      (40,905,887)
                                      ---------------   ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............     (12,919,524)      (19,126,746)         9,621,711      (13,200,257)
NET ASSETS:
   Beginning of year................      373,986,508       393,113,254       525,258,712       538,458,969
                                      ---------------   ---------------  ----------------  ----------------
   End of year......................  $   361,066,984   $   373,986,508  $    534,880,423  $    525,258,712
                                      ===============   ===============  ================  ================

                                                    BHFTII
                                        BRIGHTHOUSE ASSET ALLOCATION 80
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017              2016
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (359,603)   $     5,248,515
   Net realized gains (losses)......       22,383,309        44,736,472
   Change in unrealized gains
     (losses) on investments........       45,492,146      (25,426,322)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       67,515,852        24,558,665
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,279,333         5,086,624
   Net transfers (including fixed
     account).......................      (5,078,400)       (7,656,356)
   Contract charges.................      (3,295,464)       (3,333,595)
   Transfers for contract benefits
     and terminations...............     (34,679,525)      (27,256,604)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (40,774,056)      (33,159,931)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............       26,741,796       (8,601,266)
NET ASSETS:
   Beginning of year................      409,525,398       418,126,664
                                      ---------------   ---------------
   End of year......................  $   436,267,194   $   409,525,398
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (166,405)  $     (110,602)  $         26,953  $        17,048
   Net realized gains (losses)........          190,785        1,618,237           257,019          188,222
   Change in unrealized gains
     (losses) on investments..........        1,436,522        1,161,510         1,078,710          (4,285)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,460,902        2,669,145         1,362,682          200,985
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          119,502           47,842            98,069           19,562
   Net transfers (including fixed
     account).........................          115,724        (272,660)          (98,841)         (61,550)
   Contract charges...................         (87,576)         (89,178)          (41,541)         (43,007)
   Transfers for contract benefits
     and terminations.................      (1,523,966)      (1,311,548)         (346,709)        (294,787)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,376,316)      (1,625,544)         (389,022)        (379,782)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           84,586        1,043,601           973,660        (178,797)
NET ASSETS:
   Beginning of year..................       14,575,472       13,531,871         4,957,535        5,136,332
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    14,660,058  $    14,575,472  $      5,931,195  $     4,957,535
                                        ===============  ===============  ================  ===============

                                          BHFTII BRIGHTHOUSE/WELLINGTON                 BHFTII
                                            CORE EQUITY OPPORTUNITIES           FRONTIER MID CAP GROWTH
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (114,556)  $      (20,487)  $     (139,473)  $      (135,706)
   Net realized gains (losses)........         3,391,199        3,103,768          337,770         1,011,785
   Change in unrealized gains
     (losses) on investments..........         9,724,195          747,718        1,555,497         (595,636)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        13,000,838        3,830,999        1,753,794           280,443
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           315,241          345,637           10,042            38,914
   Net transfers (including fixed
     account).........................       (1,646,765)       15,311,478        (540,120)         (257,830)
   Contract charges...................         (581,585)        (550,621)         (61,035)          (61,625)
   Transfers for contract benefits
     and terminations.................       (6,477,874)      (6,138,712)        (750,546)         (552,456)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (8,390,983)        8,967,782      (1,341,659)         (832,997)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................         4,609,855       12,798,781          412,135         (552,554)
NET ASSETS:
   Beginning of year..................        80,010,101       67,211,320        8,135,627         8,688,181
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     84,619,956  $    80,010,101  $     8,547,762  $      8,135,627
                                        ================  ===============  ===============  ================

                                                     BHFTII                             BHFTII
                                                 JENNISON GROWTH             LOOMIS SAYLES SMALL CAP CORE
                                                   SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  --------------------------------
                                             2017              2016             2017              2016
                                        ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (752,745)  $      (730,546)  $      (14,190)  $      (13,307)
   Net realized gains (losses)........        5,414,194         6,516,376           64,949           77,212
   Change in unrealized gains
     (losses) on investments..........        9,866,087       (6,713,230)           50,234           64,880
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       14,527,536         (927,400)          100,993          128,785
                                        ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           93,019           244,055            4,138           14,657
   Net transfers (including fixed
     account).........................      (3,971,779)           335,558         (28,903)          (4,436)
   Contract charges...................        (324,143)         (314,492)          (8,695)          (8,645)
   Transfers for contract benefits
     and terminations.................      (4,961,689)       (4,067,274)         (19,249)         (66,421)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (9,164,592)       (3,802,153)         (52,709)         (64,845)
                                        ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        5,362,944       (4,729,553)           48,284           63,940
NET ASSETS:
   Beginning of year..................       45,005,788        49,735,341          809,075          745,135
                                        ---------------  ----------------  ---------------  ---------------
   End of year........................  $    50,368,732  $     45,005,788  $       857,359  $       809,075
                                        ===============  ================  ===============  ===============

                                                     BHFTII
                                         LOOMIS SAYLES SMALL CAP GROWTH
                                                   SUB-ACCOUNT
                                        --------------------------------
                                             2017              2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (6,180)  $       (5,765)
   Net realized gains (losses)........           41,744           62,954
   Change in unrealized gains
     (losses) on investments..........           81,546         (29,671)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          117,110           27,518
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            1,689            1,280
   Net transfers (including fixed
     account).........................         (24,336)           12,526
   Contract charges...................          (4,091)          (4,169)
   Transfers for contract benefits
     and terminations.................         (35,004)         (60,503)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (61,742)         (50,866)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................           55,368         (23,348)
NET ASSETS:
   Beginning of year..................          475,802          499,150
                                        ---------------  ---------------
   End of year........................  $       531,170  $       475,802
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                 BHFTII                            BHFTII
                                      METLIFE AGGREGATE BOND INDEX       METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                       SUB-ACCOUNT
                                     -------------------------------  --------------------------------
                                          2017            2016             2017              2016
                                     --------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      206,026  $       178,725  $      (33,996)  $      (39,711)
   Net realized gains (losses).....        (34,630)         (10,707)          748,390          727,674
   Change in unrealized gains
     (losses) on investments.......          68,099        (150,910)          344,024          486,089
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         239,495           17,108        1,058,418        1,174,052
                                     --------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         824,210        1,203,581           74,500          164,668
   Net transfers (including fixed
     account)......................       1,448,528        3,452,577          793,772          220,597
   Contract charges................       (175,273)        (153,614)         (69,959)         (60,489)
   Transfers for contract benefits
     and terminations..............     (1,035,911)      (1,417,271)        (798,913)        (506,517)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       1,061,554        3,085,273            (600)        (181,741)
                                     --------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       1,301,049        3,102,381        1,057,818          992,311
NET ASSETS:
   Beginning of year...............      16,335,161       13,232,780        7,511,220        6,518,909
                                     --------------  ---------------  ---------------  ---------------
   End of year.....................  $   17,636,210  $    16,335,161  $     8,569,038  $     7,511,220
                                     ==============  ===============  ===============  ===============

                                                 BHFTII                          BHFTII METLIFE
                                         METLIFE MSCI EAFE INDEX               RUSSELL 2000 INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                     --------------------------------  ---------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        59,959  $        50,924  $      (63,917)   $      (46,058)
   Net realized gains (losses).....          104,988          (6,198)          658,394           667,473
   Change in unrealized gains
     (losses) on investments.......        1,204,404         (66,937)          703,038         1,073,565
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,369,351         (22,211)        1,297,515         1,694,980
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          115,338           68,592          162,924           165,092
   Net transfers (including fixed
     account)......................          527,425           80,643          476,384         (424,161)
   Contract charges................         (62,625)         (52,924)         (70,361)          (66,530)
   Transfers for contract benefits
     and terminations..............        (422,819)        (407,324)        (707,999)         (474,534)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          157,319        (311,013)        (139,052)         (800,133)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,526,670        (333,224)        1,158,463           894,847
NET ASSETS:
   Beginning of year...............        5,875,904        6,209,128       10,344,970         9,450,123
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     7,402,574  $     5,875,904  $    11,503,433   $    10,344,970
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (22,280)  $        62,932  $        63,714  $        95,048
   Net realized gains (losses).....        4,470,569        3,842,282          547,582          514,312
   Change in unrealized gains
     (losses) on investments.......        4,933,740          665,714          144,110         (62,139)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,382,029        4,570,928          755,406          547,221
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          397,364          368,902            7,656           53,130
   Net transfers (including fixed
     account)......................      (1,066,467)        2,662,550          265,208           31,682
   Contract charges................        (345,002)        (323,429)         (49,677)         (52,109)
   Transfers for contract benefits
     and terminations..............      (6,496,942)      (3,759,710)        (792,935)        (872,903)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (7,511,047)      (1,051,687)        (569,748)        (840,200)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,870,982        3,519,241          185,658        (292,979)
NET ASSETS:
   Beginning of year...............       51,519,996       48,000,755        7,568,584        7,861,563
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    53,390,978  $    51,519,996  $     7,754,242  $     7,568,584
                                     ===============  ===============  ===============  ===============


                                             BHFTII MFS VALUE
                                                SUB-ACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,600  $       135,447
   Net realized gains (losses).....        1,721,105        2,082,190
   Change in unrealized gains
     (losses) on investments.......        1,839,966          538,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,648,671        2,755,970
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          264,922          214,824
   Net transfers (including fixed
     account)......................         (11,851)        1,248,315
   Contract charges................        (211,677)        (209,929)
   Transfers for contract benefits
     and terminations..............      (2,772,263)      (2,186,071)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,730,869)        (932,861)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          917,802        1,823,109
NET ASSETS:
   Beginning of year...............       24,207,697       22,384,588
                                     ---------------  ---------------
   End of year.....................  $    25,125,499  $    24,207,697
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                                     BHFTII                            BHFTII
                                            NEUBERGER BERMAN GENESIS       T. ROWE PRICE LARGE CAP GROWTH
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017            2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (180,056)  $     (172,417)  $     (384,208)  $     (357,899)
   Net realized gains (losses)........        1,599,644          484,534        1,919,628        2,605,312
   Change in unrealized gains
     (losses) on investments..........          161,693        1,546,226        5,183,292      (2,232,068)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        1,581,281        1,858,343        6,718,712           15,345
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           73,943           27,736          215,763          343,224
   Net transfers (including fixed
     account).........................        (503,497)        (299,041)        (465,538)          667,983
   Contract charges...................         (88,532)         (92,383)        (190,691)        (179,980)
   Transfers for contract benefits
     and terminations.................      (1,011,690)        (886,072)      (1,882,173)      (1,698,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,529,776)      (1,249,760)      (2,322,639)        (867,736)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           51,505          608,583        4,396,073        (852,391)
NET ASSETS:
   Beginning of year..................       12,490,568       11,881,985       21,990,753       22,843,144
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $    12,542,073  $    12,490,568  $    26,386,826  $    21,990,753
                                        ===============  ===============  ===============  ===============


                                                     BHFTII                            BHFTII
                                         T. ROWE PRICE SMALL CAP GROWTH    VANECK GLOBAL NATURAL RESOURCES
                                                   SUB-ACCOUNT                       SUB-ACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016             2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (8,201)  $       (7,903)  $      (71,849)  $      (48,845)
   Net realized gains (losses)........           57,978           80,200         (93,500)        (536,936)
   Change in unrealized gains
     (losses) on investments..........           42,051         (28,794)          142,067        2,377,119
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           91,828           43,503         (23,282)        1,791,338
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --           13,487           36,399
   Net transfers (including fixed
     account).........................         (18,583)          (7,368)          688,115      (1,158,736)
   Contract charges...................          (4,987)          (4,860)         (47,990)         (54,570)
   Transfers for contract benefits
     and terminations.................         (49,760)         (35,295)        (277,109)        (318,056)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (73,330)         (47,523)          376,503      (1,494,963)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           18,498          (4,020)          353,221          296,375
NET ASSETS:
   Beginning of year..................          483,761          487,781        4,607,833        4,311,458
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       502,259  $       483,761  $     4,961,054  $     4,607,833
                                        ===============  ===============  ===============  ===============

                                                      BHFTII                             BHFTII
                                             WESTERN ASSET MANAGEMENT           WESTERN ASSET MANAGEMENT
                                           STRATEGIC BOND OPPORTUNITIES              U.S. GOVERNMENT
                                                    SUB-ACCOUNT                        SUB-ACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ----------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      1,722,958  $       400,073  $       252,597   $       236,712
   Net realized gains (losses)........           411,872          105,101        (123,358)          (38,721)
   Change in unrealized gains
     (losses) on investments..........         2,468,867        2,102,236         (79,493)         (324,309)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         4,603,697        2,607,410           49,746         (126,318)
                                        ----------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           417,307          251,583          146,910           583,779
   Net transfers (including fixed
     account).........................         2,777,553       73,669,896        2,353,464         1,768,658
   Contract charges...................         (525,723)        (375,535)        (214,294)         (250,684)
   Transfers for contract benefits
     and terminations.................       (6,625,225)      (4,033,810)      (3,446,092)       (3,082,755)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,956,088)       69,512,134      (1,160,012)         (981,002)
                                        ----------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................           647,609       72,119,544      (1,110,266)       (1,107,320)
NET ASSETS:
   Beginning of year..................        72,139,687           20,143       26,776,937        27,884,257
                                        ----------------  ---------------  ---------------   ---------------
   End of year........................  $     72,787,296  $    72,139,687  $    25,666,671   $    26,776,937
                                        ================  ===============  ===============   ===============



                                             FIDELITY VIP CONTRAFUND
                                                   SUB-ACCOUNT
                                        --------------------------------
                                              2017             2016
                                        ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (127,467)  $     (152,244)
   Net realized gains (losses)........        1,530,610        1,741,807
   Change in unrealized gains
     (losses) on investments..........        2,234,492        (448,739)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        3,637,635        1,140,824
                                        ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          120,033          154,457
   Net transfers (including fixed
     account).........................        (285,766)           66,945
   Contract charges...................        (136,006)        (134,870)
   Transfers for contract benefits
     and terminations.................      (1,279,823)      (1,512,296)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,581,562)      (1,425,764)
                                        ---------------  ---------------
     Net increase (decrease)
        in net assets.................        2,056,073        (284,940)
NET ASSETS:
   Beginning of year..................       18,917,042       19,201,982
                                        ---------------  ---------------
   End of year........................  $    20,973,115  $    18,917,042
                                        ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        FIDELITY VIP EQUITY-INCOME            FIDELITY VIP MID CAP
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016             2017              2016
                                     ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            58  $            304  $     (144,537)  $      (157,997)
   Net realized gains (losses).....            1,580             4,158        1,048,504           977,588
   Change in unrealized gains
     (losses) on investments.......            4,921             5,572        1,973,745           718,949
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            6,559            10,034        2,877,712         1,538,540
                                     ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --                --          214,574           150,891
   Net transfers (including fixed
     account)......................            (102)             (477)        (499,089)            34,676
   Contract charges................            (382)             (472)        (107,183)         (104,892)
   Transfers for contract benefits
     and terminations..............          (3,658)          (18,828)      (1,216,185)         (926,169)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..          (4,142)          (19,777)      (1,607,883)         (845,494)
                                     ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............            2,417           (9,743)        1,269,829           693,046
NET ASSETS:
   Beginning of year...............           62,060            71,803       16,028,724        15,335,678
                                     ---------------  ----------------  ---------------  ----------------
   End of year.....................  $        64,477  $         62,060  $    17,298,553  $     16,028,724
                                     ===============  ================  ===============  ================

                                                                                      FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP          FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                     ---------------------------------  ---------------------------------
                                          2017              2016              2017             2016
                                     ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       568,743  $        731,414  $        32,487   $        23,499
   Net realized gains (losses).....           64,228         (175,498)          218,421           351,094
   Change in unrealized gains
     (losses) on investments.......        1,032,577         1,872,606           10,675           139,253
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,665,548         2,428,522          261,583           513,846
                                     ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,554           264,284            1,598            25,037
   Net transfers (including fixed
     account)......................          336,304         (341,359)           63,983            25,865
   Contract charges................        (144,631)         (146,033)         (23,543)          (24,281)
   Transfers for contract benefits
     and terminations..............      (1,817,116)       (1,946,516)        (324,095)         (251,699)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,537,889)       (2,169,624)        (282,057)         (225,078)
                                     ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............          127,659           258,898         (20,474)           288,768
NET ASSETS:
   Beginning of year...............       21,429,895        21,170,997        3,942,631         3,653,863
                                     ---------------  ----------------  ---------------   ---------------
   End of year.....................  $    21,557,554  $     21,429,895  $     3,922,157   $     3,942,631
                                     ===============  ================  ===============   ===============

                                                  FTVIPT                            FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP          TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                       SUB-ACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (31,887)  $      (18,051)  $        99,462  $        23,664
   Net realized gains (losses).....          300,046          541,446         (41,528)           40,396
   Change in unrealized gains
     (losses) on investments.......           82,805          377,639        1,587,607          555,586
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          350,964          901,034        1,645,541          619,646
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           53,336           40,777           58,917           45,642
   Net transfers (including fixed
     account)......................           30,771        (133,080)        (134,455)          275,198
   Contract charges................         (27,481)         (26,942)         (86,506)         (85,558)
   Transfers for contract benefits
     and terminations..............        (180,176)        (221,322)        (974,987)        (703,935)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (123,550)        (340,567)      (1,137,031)        (468,653)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          227,414          560,467          508,510          150,993
NET ASSETS:
   Beginning of year...............        3,903,614        3,343,147       11,685,523       11,534,530
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     4,131,028  $     3,903,614  $    12,194,033  $    11,685,523
                                     ===============  ===============  ===============  ===============

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP
                                                SUB-ACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (151,589)   $     (147,218)
   Net realized gains (losses).....         (41,932)         (153,249)
   Change in unrealized gains
     (losses) on investments.......          262,728           459,013
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           69,207           158,546
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           52,342           188,764
   Net transfers (including fixed
     account)......................          306,113           299,547
   Contract charges................         (94,894)          (95,748)
   Transfers for contract benefits
     and terminations..............        (722,573)         (815,793)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (459,012)         (423,230)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (389,805)         (264,684)
NET ASSETS:
   Beginning of year...............       11,126,544        11,391,228
                                     ---------------   ---------------
   End of year.....................  $    10,736,739   $    11,126,544
                                     ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                       INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. INTERNATIONAL GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017            2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        12,158  $         47,972  $       (9,425)  $      (15,449)
   Net realized gains (losses)......          743,753           778,823          295,050          113,701
   Change in unrealized gains
     (losses) on investments........          881,152         1,419,079        1,728,217        (298,445)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,637,063         2,245,874        2,013,842        (200,193)
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          224,783           359,444           99,316           74,556
   Net transfers (including fixed
     account).......................          167,173         (182,027)        (237,327)          301,968
   Contract charges.................        (113,077)         (109,429)         (79,745)         (80,628)
   Transfers for contract benefits
     and terminations...............      (1,919,404)       (1,533,884)        (658,422)        (660,750)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,640,525)       (1,465,896)        (876,178)        (364,854)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (3,462)           779,978        1,137,664        (565,047)
NET ASSETS:
   Beginning of year................       18,652,644        17,872,666        9,786,471       10,351,518
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    18,649,182  $     18,652,644  $    10,924,135  $     9,786,471
                                      ===============  ================  ===============  ===============

                                             LMPVET CLEARBRIDGE                  LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH             VARIABLE APPRECIATION
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (173,980)  $     (137,680)  $       (48,143)  $      (14,843)
   Net realized gains (losses)......         1,570,574        1,247,489         1,530,236        1,238,529
   Change in unrealized gains
     (losses) on investments........         1,033,257      (1,161,909)         2,644,411          621,594
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,429,851         (52,100)         4,126,504        1,845,280
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           384,967          576,827           330,553          962,340
   Net transfers (including fixed
     account).......................           260,161          680,298         (150,828)        (300,037)
   Contract charges.................          (85,238)         (78,189)         (159,223)        (157,093)
   Transfers for contract benefits
     and terminations...............       (1,382,275)      (1,776,039)       (1,550,795)      (2,226,202)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (822,385)        (597,103)       (1,530,293)      (1,720,992)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,607,466        (649,203)         2,596,211          124,288
NET ASSETS:
   Beginning of year................        16,840,229       17,489,432        23,691,227       23,566,939
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     18,447,695  $    16,840,229  $     26,287,438  $    23,691,227
                                      ================  ===============  ================  ===============

                                              LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                          VARIABLE DIVIDEND STRATEGY          VARIABLE LARGE CAP GROWTH
                                                  SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017              2016
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (14,213)  $       (1,300)  $        (3,982)  $       (2,600)
   Net realized gains (losses)......           810,984          427,890            28,798           25,529
   Change in unrealized gains
     (losses) on investments........         1,599,752        1,376,327            33,738         (11,280)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,396,523        1,802,917            58,554           11,649
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           118,401          388,251             9,207            6,108
   Net transfers (including fixed
     account).......................         (184,985)        (166,956)            46,418          (2,298)
   Contract charges.................          (91,844)         (95,759)             (412)            (402)
   Transfers for contract benefits
     and terminations...............       (2,022,372)      (1,323,850)          (44,186)         (31,767)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,180,800)      (1,198,314)            11,027         (28,359)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           215,723          604,603            69,581         (16,710)
NET ASSETS:
   Beginning of year................        14,930,164       14,325,561           216,950          233,660
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $     15,145,887  $    14,930,164  $        286,531  $       216,950
                                      ================  ===============  ================  ===============

                                             LMPVET CLEARBRIDGE
                                          VARIABLE LARGE CAP VALUE
                                                 SUB-ACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,703)  $          (690)
   Net realized gains (losses)......           29,619            15,651
   Change in unrealized gains
     (losses) on investments........           25,605            35,803
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           53,521            50,764
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              510                --
   Net transfers (including fixed
     account).......................            4,578            78,138
   Contract charges.................          (1,974)           (1,512)
   Transfers for contract benefits
     and terminations...............         (72,908)          (15,369)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (69,794)            61,257
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (16,273)           112,021
NET ASSETS:
   Beginning of year................          461,514           349,493
                                      ---------------  ----------------
   End of year......................  $       445,241  $        461,514
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              LMPVET CLEARBRIDGE                    LMPVET QS
                                           VARIABLE SMALL CAP GROWTH      VARIABLE CONSERVATIVE GROWTH
                                                  SUB-ACCOUNT                      SUB-ACCOUNT
                                       --------------------------------  -------------------------------
                                             2017             2016            2017            2016
                                       ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $      (66,125)  $      (60,526)  $       21,969  $        20,776
   Net realized gains (losses).......          271,023          248,667         288,834           56,559
   Change in unrealized gains
     (losses) on investments.........          760,137          (2,374)        (49,547)           58,162
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          965,035          185,767         261,256          135,497
                                       ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          217,642           90,499           7,574          135,756
   Net transfers (including fixed
     account)........................        (218,532)         (35,076)          17,897            9,499
   Contract charges..................         (32,006)         (30,394)        (18,178)         (16,978)
   Transfers for contract benefits
     and terminations................        (338,432)        (438,274)       (201,595)        (428,282)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (371,328)        (413,245)       (194,302)        (300,005)
                                       ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets.................          593,707        (227,478)          66,954        (164,508)
NET ASSETS:
   Beginning of year.................        4,385,459        4,612,937       2,269,182        2,433,690
                                       ---------------  ---------------  --------------  ---------------
   End of year.......................  $     4,979,166  $     4,385,459  $    2,336,136  $     2,269,182
                                       ===============  ===============  ==============  ===============

                                                  LMPVET QS                          LMPVET QS
                                               VARIABLE GROWTH               VARIABLE MODERATE GROWTH
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017              2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         3,823  $          (52)  $           341  $           232
   Net realized gains (losses).......          271,067           64,674            9,715            1,720
   Change in unrealized gains
     (losses) on investments.........         (44,857)           27,212          (2,533)            1,085
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          230,033           91,834            7,523            3,037
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           15,924            3,466               --               40
   Net transfers (including fixed
     account)........................            1,640            8,125             (70)              137
   Contract charges..................          (3,452)          (4,699)             (53)             (62)
   Transfers for contract benefits
     and terminations................        (235,687)         (95,927)            (264)          (5,369)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (221,575)         (89,035)            (387)          (5,254)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................            8,458            2,799            7,136          (2,217)
NET ASSETS:
   Beginning of year.................        1,411,867        1,409,068           50,644           52,861
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     1,420,325  $     1,411,867  $        57,780  $        50,644
                                       ===============  ===============  ===============  ===============

                                             LMPVIT WESTERN ASSET                 OPPENHEIMER VA
                                        VARIABLE GLOBAL HIGH YIELD BOND        MAIN STREET SMALL CAP
                                                  SUB-ACCOUNT                       SUB-ACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       325,713  $       393,533  $      (30,681)  $      (44,856)
   Net realized gains (losses).......         (48,664)        (191,677)          449,588          229,805
   Change in unrealized gains
     (losses) on investments.........          312,160          900,004           98,948          463,640
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............          589,209        1,101,860          517,855          648,589
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............           53,585          181,338           19,834           24,887
   Net transfers (including fixed
     account)........................           51,908        (160,102)        (249,339)           21,289
   Contract charges..................         (57,769)         (55,993)         (32,628)         (31,275)
   Transfers for contract benefits
     and terminations................        (608,319)        (841,768)        (421,351)        (298,707)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....        (560,595)        (876,525)        (683,484)        (283,806)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................           28,614          225,335        (165,629)          364,783
NET ASSETS:
   Beginning of year.................        8,451,707        8,226,372        4,544,421        4,179,638
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $     8,480,321  $     8,451,707  $     4,378,792  $     4,544,421
                                       ===============  ===============  ===============  ===============


                                             PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT
                                       --------------------------------
                                            2017             2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $         4,210  $         4,609
   Net realized gains (losses).......              551              994
   Change in unrealized gains
     (losses) on investments.........            1,268            7,076
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............            6,029           12,679
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............               --               --
   Net transfers (including fixed
     account)........................            4,901          (1,975)
   Contract charges..................            (693)            (763)
   Transfers for contract benefits
     and terminations................          (5,294)         (11,389)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....          (1,086)         (14,127)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................            4,943          (1,448)
NET ASSETS:
   Beginning of year.................          119,830          121,278
                                       ---------------  ---------------
   End of year.......................  $       124,773  $       119,830
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           PIMCO VIT LOW DURATION            PIONEER VCT MID CAP VALUE
                                                 SUB-ACCOUNT                        SUB-ACCOUNT
                                      ---------------------------------  --------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (53)  $             39  $      (19,262)  $      (19,766)
   Net realized gains (losses)......              (3)                 5          224,327          134,159
   Change in unrealized gains
     (losses) on investments........                2              (62)           54,747          176,975
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             (54)              (18)          259,812          291,368
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --           42,096           85,256
   Net transfers (including fixed
     account).......................              703             (187)           53,543           35,654
   Contract charges.................            (367)             (410)         (13,213)         (11,089)
   Transfers for contract benefits
     and terminations...............          (3,105)           (2,343)        (224,275)        (116,118)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (2,769)           (2,940)        (141,849)          (6,297)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          (2,823)           (2,958)          117,963          285,071
NET ASSETS:
   Beginning of year................           62,277            65,235        2,336,394        2,051,323
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $        59,454  $         62,277  $     2,454,357  $     2,336,394
                                      ===============  ================  ===============  ===============


                                       PIONEER VCT REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017              2016
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            81  $            192  $            296  $           172
   Net realized gains (losses)......              939             2,377             3,633            1,763
   Change in unrealized gains
     (losses) on investments........            (826)           (2,092)             8,979            6,116
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              194               477            12,908            8,051
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --                --               --
   Net transfers (including fixed
     account).......................               --                --             1,214           14,704
   Contract charges.................             (48)              (52)                --               --
   Transfers for contract benefits
     and terminations...............              (2)               (3)               (4)              (7)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..             (50)              (55)             1,210           14,697
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............              144               422            14,118           22,748
NET ASSETS:
   Beginning of year................           12,007            11,585            73,748           51,000
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $        12,151  $         12,007  $         87,866  $        73,748
                                      ===============  ================  ================  ===============

                                                                                       RUSSELL
                                         PUTNAM VT MULTI-CAP GROWTH         GLOBAL REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (1,317)  $          (888)  $           189   $           252
   Net realized gains (losses)......           23,548            30,356              164               253
   Change in unrealized gains
     (losses) on investments........           35,697          (14,929)              453             (380)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           57,928            14,539              806               125
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            7,345             8,149               --                --
   Net transfers (including fixed
     account).......................          (2,494)          (15,345)               --                --
   Contract charges.................               --                --               --                --
   Transfers for contract benefits
     and terminations...............         (14,271)          (12,410)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (9,420)          (19,606)              (2)               (2)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............           48,508           (5,067)              804               123
NET ASSETS:
   Beginning of year................          212,052           217,119            7,841             7,718
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $       260,560  $        212,052  $         8,645   $         7,841
                                      ===============  ================  ===============   ===============

                                                    RUSSELL
                                        INTERNATIONAL DEVELOPED MARKETS
                                                  SUB-ACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            167  $           210
   Net realized gains (losses)......               508               12
   Change in unrealized gains
     (losses) on investments........             2,014            (111)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             2,689              111
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --
   Net transfers (including fixed
     account).......................                --               --
   Contract charges.................                --               --
   Transfers for contract benefits
     and terminations...............               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (3)              (4)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............             2,686              107
NET ASSETS:
   Beginning of year................            11,552           11,445
                                      ----------------  ---------------
   End of year......................  $         14,238  $        11,552
                                      ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
                 OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            RUSSELL STRATEGIC BOND            RUSSELL U.S. SMALL CAP EQUITY
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            (9)  $              51  $           (51)  $           (18)
   Net realized gains (losses)......              (10)                679               327                 4
   Change in unrealized gains
     (losses) on investments........               596              (338)               319               637
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............               577                392               595               623
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                 --                --                --
   Net transfers (including fixed
     account).......................                --                 --                --                --
   Contract charges.................                --                 --                --                --
   Transfers for contract benefits
     and terminations...............               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)                (2)               (5)               (4)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............               573                390               590               619
NET ASSETS:
   Beginning of year................            23,697             23,307             4,257             3,638
                                      ----------------  -----------------  ----------------  ----------------
   End of year......................  $         24,270  $          23,697  $          4,847  $          4,257
                                      ================  =================  ================  ================

                                                                               TAP 1919 VARIABLE SOCIALLY
                                         RUSSELL U.S. STRATEGIC EQUITY             RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2017              2016               2017              2016
                                      ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          (181)  $          (152)  $            (60)  $          (104)
   Net realized gains (losses)......             5,034             2,853                872               104
   Change in unrealized gains
     (losses) on investments........             3,789             1,070              1,183               680
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             8,642             3,771              1,995               680
                                      ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                 --                --
   Net transfers (including fixed
     account).......................                --                --                 --                --
   Contract charges.................                --                --               (35)              (38)
   Transfers for contract benefits
     and terminations...............               (4)               (4)              (700)           (3,706)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..               (4)               (4)              (735)           (3,744)
                                      ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets...............             8,638             3,767              1,260           (3,064)
NET ASSETS:
   Beginning of year................            45,173            41,406             13,795            16,859
                                      ----------------  ----------------  -----------------  ----------------
   End of year......................  $         53,811  $         45,173  $          15,055  $         13,795
                                      ================  ================  =================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

             BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
           OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Variable Annuity Account B (the "Separate Account"), a separate account of Brighthouse Life Insurance Company of NY ("Brighthouse NY" and the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support the Company's operations with respect to certain variable annuity contracts (the "Contracts"). Brighthouse NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company ("Brighthouse Insurance"), which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY and the Separate Account changed its name from First MetLife Investors Variable Annuity Account One to Brighthouse Variable Annuity Account B.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Insurance. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife, Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund, portfolio or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Blackrock Variable Series Funds, Inc. ("BlackRock")        Oppenheimer Variable Account Funds ("Oppenheimer
Brighthouse Funds Trust I ("BHFTI")*                         VA")
Brighthouse Funds Trust II ("BHFTII")*                     PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Russell Investment Funds ("Russell")
Legg Mason Partners Variable Equity Trust ("LMPVET")       Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2017:

American Funds Bond Sub-Account (a)                     BHFTI JPMorgan Small Cap Value Sub-Account (a)
American Funds Global Growth Sub-Account (a)            BHFTI Loomis Sayles Global Markets Sub-Account
American Funds Global Small Capitalization              BHFTI MetLife Multi-Index Targeted Risk
   Sub-Account                                            Sub-Account
American Funds Growth Sub-Account                       BHFTI MFS Research International Sub-Account (a)
American Funds Growth-Income Sub-Account (a)            BHFTI Morgan Stanley Mid Cap Growth
BHFTI AB Global Dynamic Allocation Sub-Account            Sub-Account (a)
BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI Oppenheimer Global Equity Sub-Account
   Plus Sub-Account                                     BHFTI PanAgora Global Diversified Risk
BHFTI American Funds Balanced Allocation                  Sub-Account
   Sub-Account                                          BHFTI PIMCO Inflation Protected Bond Sub-Account
BHFTI American Funds Growth Allocation                  BHFTI PIMCO Total Return Sub-Account (a)
   Sub-Account                                          BHFTI Pyramis Government Income Sub-Account
BHFTI American Funds Growth Sub-Account                 BHFTI Schroders Global Multi-Asset Sub-Account
BHFTI American Funds Moderate Allocation                BHFTI Schroders Global Multi-Asset II Sub-Account
   Sub-Account                                          BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account              BHFTI SSGA Growth ETF Sub-Account
BHFTI BlackRock Global Tactical Strategies              BHFTI T. Rowe Price Large Cap Value
   Sub-Account                                            Sub-Account (a)
BHFTI BlackRock High Yield Sub-Account (a)              BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account      BHFTI Victory Sycamore Mid Cap Value
BHFTI Brighthouse Balanced Plus Sub-Account               Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)       BHFTI Wells Capital Management Mid Cap Value
BHFTI Brighthouse/Aberdeen Emerging Markets               Sub-Account
   Equity Sub-Account (a)                               BHFTII Baillie Gifford International Stock
BHFTI Brighthouse/Eaton Vance Floating Rate               Sub-Account
   Sub-Account                                          BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Franklin Low Duration Total           BHFTII BlackRock Capital Appreciation
   Return Sub-Account                                     Sub-Account (a)
BHFTI Brighthouse/Templeton International Bond          BHFTII BlackRock Ultra-Short Term Bond
   Sub-Account                                            Sub-Account (a)
BHFTI Brighthouse/Wellington Large Cap Research         BHFTII Brighthouse Asset Allocation 20 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse Asset Allocation 40 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account (a)        BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI ClearBridge Aggressive Growth                     BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account (a)                                      BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Harris Oakmark International Sub-Account (a)        Sub-Account
BHFTI Invesco Balanced-Risk Allocation                  BHFTII Brighthouse/Dimensional International Small
   Sub-Account                                            Company Sub-Account
BHFTI Invesco Comstock Sub-Account                      BHFTII Brighthouse/Wellington Core Equity
BHFTI Invesco Small Cap Growth Sub-Account (a)            Opportunities Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account (a)                BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI JPMorgan Global Active Allocation                 BHFTII Jennison Growth Sub-Account (a)
   Sub-Account                                          BHFTII Loomis Sayles Small Cap Core Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Loomis Sayles Small Cap Growth Sub-Account        LMPVET ClearBridge Variable Appreciation
BHFTII MetLife Aggregate Bond Index Sub-Account             Sub-Account (a)
BHFTII MetLife Mid Cap Stock Index Sub-Account           LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife MSCI EAFE Index Sub-Account                  Sub-Account (a)
BHFTII MetLife Russell 2000 Index Sub-Account            LMPVET ClearBridge Variable Large Cap Growth
BHFTII MetLife Stock Index Sub-Account (a)                  Sub-Account
BHFTII MFS Total Return Sub-Account (a)                  LMPVET ClearBridge Variable Large Cap Value
BHFTII MFS Value Sub-Account (a)                            Sub-Account
BHFTII Neuberger Berman Genesis Sub-Account (a)          LMPVET ClearBridge Variable Small Cap Growth
BHFTII T. Rowe Price Large Cap Growth                       Sub-Account (a)
   Sub-Account (a)                                       LMPVET QS Variable Conservative Growth
BHFTII T. Rowe Price Small Cap Growth                       Sub-Account
   Sub-Account                                           LMPVET QS Variable Growth Sub-Account
BHFTII VanEck Global Natural Resources                   LMPVET QS Variable Moderate Growth Sub-Account
   Sub-Account                                           LMPVIT Western Asset Variable Global High Yield
BHFTII Western Asset Management Strategic Bond              Bond Sub-Account (a)
   Opportunities Sub-Account (a)                         Oppenheimer VA Main Street Small Cap Sub-Account
BHFTII Western Asset Management U.S. Government          PIMCO VIT High Yield Sub-Account
   Sub-Account (a)                                       PIMCO VIT Low Duration Sub-Account
Fidelity VIP Contrafund Sub-Account (a)                  Pioneer VCT Mid Cap Value Sub-Account
Fidelity VIP Equity-Income Sub-Account                   Pioneer VCT Real Estate Shares Sub-Account
Fidelity VIP Mid Cap Sub-Account                         Putnam VT Equity Income Sub-Account
FTVIPT Franklin Income VIP Sub-Account                   Putnam VT Multi-Cap Growth Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Russell Global Real Estate Securities Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Russell International Developed Markets Sub-Account
FTVIPT Templeton Foreign VIP Sub-Account (a)             Russell Strategic Bond Sub-Account
FTVIPT Templeton Global Bond VIP Sub-Account             Russell U.S. Small Cap Equity Sub-Account
Invesco V.I. Equity and Income Sub-Account               Russell U.S. Strategic Equity Sub-Account
Invesco V.I. International Growth Sub-Account (a)        TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Aggressive Growth               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2017:

BHFTI Brighthouse/Artisan International Sub-Account
BHFTI TCW Core Fixed Income Sub-Account
BHFTII BlackRock Large Cap Value Sub-Account
BlackRock Global Allocation V.I. Sub-Account
VIF Global Infrastructure Sub-Account

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                                 New Name

(MIST) Goldman Sachs Mid Cap Value Portfolio                (BHFTI) Wells Capital Management Mid Cap Value
                                                              Portfolio
(MIST) Invesco Mid Cap Value Portfolio                      (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity                 (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                  Equity Portfolio
(MIST) Met/Artisan International Portfolio                  (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio              (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                              Portfolio
(MIST) Met/Franklin Low Duration Total Return               (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                                  Return Portfolio
(MIST) Met/Templeton International Bond Portfolio           (BHFTI) Brighthouse/Templeton International Bond
                                                              Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio          (BHFTI) Brighthouse/Wellington Large Cap Research
                                                              Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio               (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                      (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                    (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                       (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio               (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                   (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                              Portfolio
(MSF) Met/Dimensional International Small Company           (BHFTII) Brighthouse/Dimensional International
   Portfolio                                                  Small Company Portfolio
(MSF) Met/Wellington Core Equity Opportunities              (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                  Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio                 (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio                 (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio                 (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio                 (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                             (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                          (BHFTII) MetLife Russell 2000 Index Portfolio
(MSF) Van Eck Global Natural Resources Portfolio            (BHFTII) VanEck Global Natural Resources Portfolio
Russell Aggressive Equity Portfolio                         Russell U.S. Small Cap Equity Portfolio
Russell Core Bond Portfolio                                 Russell Strategic Bond Portfolio
Russell Multi-Style Equity Portfolio                        Russell U.S. Strategic Equity Portfolio
Russell Non-U.S. Portfolio                                  Russell International Developed Markets Portfolio

TRUST NAME CHANGES:

Former Name                                               New Name

Met Investors Series Trust (MIST)                         Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                            Brighthouse Funds Trust II (BHFTII)
Universal Institutional Funds (UIF)                       Morgan Stanley Variable Insurance Fund, Inc. (VIF)

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

First MetLife Investors Variable Annuity Account One     Brighthouse Variable Annuity Account B

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of a fund, portfolio or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, FAIR VALUE MEASUREMENT (TOPIC 820): DISCLOSURE FOR INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     ---------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                0.50% - 1.60%
     ---------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                            0.15% - 0.25%
     ---------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                              0.15% - 0.30%
     ---------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                   1.50%
     ---------------------------------------------------------------------------------------------------------------------------

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit/Lifetime Income Solution -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                 0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.40%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit/Lifetime Income Solution                                              0.50% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.55%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017                DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    --------------    -------------    --------------
     American Funds Bond Sub-Account............................        899,831         9,677,131        1,021,704           750,603
     American Funds Global Growth Sub-Account...................        864,722        19,990,517        1,204,455         3,265,914
     American Funds Global Small Capitalization Sub-Account.....        210,025         4,049,187           68,717           606,976
     American Funds Growth Sub-Account..........................        710,235        42,860,360        5,550,354         8,836,255
     American Funds Growth-Income Sub-Account...................        594,229        24,130,375        2,402,645         3,554,439
     BHFTI AB Global Dynamic Allocation Sub-Account.............     12,319,629       127,018,523        3,077,945        14,826,037
     BHFTI Allianz Global Investors Dynamic Multi-Asset Plus
       Sub-Account..............................................        384,690         4,132,154        1,247,938           245,544
     BHFTI American Funds Balanced Allocation Sub-Account.......     21,340,941       197,043,920       21,524,099        24,619,441
     BHFTI American Funds Growth Allocation Sub-Account.........     10,972,148        95,376,048       15,881,666        13,333,460
     BHFTI American Funds Growth Sub-Account....................      4,778,254        44,880,894        6,860,023         7,242,321
     BHFTI American Funds Moderate Allocation Sub-Account.......     10,731,635       100,876,486        7,959,018        15,199,954
     BHFTI AQR Global Risk Balanced Sub-Account.................     13,880,465       144,706,790        9,110,520        12,607,463
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....     25,858,651       256,457,856        7,297,625        26,448,822
     BHFTI BlackRock High Yield Sub-Account.....................      2,506,097        19,922,749        2,052,219         2,588,856
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........      8,469,512        93,521,018        8,221,112        14,647,781
     BHFTI Brighthouse Balanced Plus Sub-Account................     40,208,395       418,398,095       43,094,669        24,618,592
     BHFTI Brighthouse Small Cap Value Sub-Account..............      2,014,307        29,641,582        1,987,121         5,520,313
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................      2,923,180        28,901,114        1,888,605         4,708,615
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....        597,350         6,153,506        1,072,275         1,512,142
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................      1,758,618        17,268,538        3,356,795         4,901,931
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................        289,108         3,277,652          200,937           466,474
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................        111,574         1,184,407          148,589           205,029
     BHFTI Clarion Global Real Estate Sub-Account...............      1,806,064        20,697,069        1,438,330         2,661,137
     BHFTI ClearBridge Aggressive Growth Sub-Account............      2,760,437        30,432,708        1,403,505         8,136,534
     BHFTI Harris Oakmark International Sub-Account.............      3,566,766        50,647,750        2,659,448        11,011,756
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........      4,446,257        45,635,616        8,423,775         3,920,640
     BHFTI Invesco Comstock Sub-Account.........................      2,469,658        30,167,196        2,395,032         5,819,587
     BHFTI Invesco Small Cap Growth Sub-Account.................      1,938,315        26,767,691        3,631,530         4,145,076
     BHFTI JPMorgan Core Bond Sub-Account.......................      2,971,233        30,968,595        4,286,157         3,271,670
     BHFTI JPMorgan Global Active Allocation Sub-Account........      5,339,036        58,780,949        4,650,915         8,372,646
     BHFTI JPMorgan Small Cap Value Sub-Account.................        238,504         3,486,691          463,593           580,942
     BHFTI Loomis Sayles Global Markets Sub-Account.............      1,102,601        14,072,905          994,903         2,711,756
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........      3,793,209        45,013,671        7,298,989         3,372,156
     BHFTI MFS Research International Sub-Account...............      2,604,954        28,836,085        1,030,497         5,173,959
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............        607,895         7,298,122          257,525         1,592,160
     BHFTI Oppenheimer Global Equity Sub-Account................        172,595         3,071,684          120,524           934,988
     BHFTI PanAgora Global Diversified Risk Sub-Account.........        380,462         4,058,618        1,459,118           947,121
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........      6,440,661        69,089,856        3,815,221         4,019,231
     BHFTI PIMCO Total Return Sub-Account.......................     12,098,681       141,881,007        8,552,096         8,378,225
     BHFTI Pyramis Government Income Sub-Account................      4,296,362        46,106,267        3,582,804         4,865,565
     BHFTI Schroders Global Multi-Asset II Sub-Account..........      1,887,288        21,486,379        8,208,089         2,404,519
     BHFTI Schroders Global Multi-Asset Sub-Account.............      2,107,984        23,635,483        2,302,559         2,130,890
     BHFTI SSGA Growth and Income ETF Sub-Account...............      7,559,631        84,097,550        4,904,600        11,641,666
     BHFTI SSGA Growth ETF Sub-Account..........................      4,018,323        45,226,701        2,782,159         8,117,724
     BHFTI T. Rowe Price Large Cap Value Sub-Account............      1,621,286        45,227,879        7,283,933         9,130,560
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............      4,163,881        38,943,701        4,599,560         7,274,777
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........        952,602        15,842,576          813,979         2,470,503
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................      1,870,505        24,553,512          735,621         2,879,925
     BHFTII Baillie Gifford International Stock Sub-Account.....      1,165,734        11,095,526          563,231         3,446,376
     BHFTII BlackRock Bond Income Sub-Account...................         81,021         8,645,166          901,577           678,111

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     BHFTII BlackRock Capital Appreciation Sub-Account..........         37,087         1,062,757           85,507           207,768
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........        480,809        48,146,772       19,932,952        21,031,034
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........        748,870         8,162,369        4,470,512         5,255,402
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........     30,547,125       366,598,942       22,064,776        53,621,548
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........     42,283,040       532,685,373       34,271,789        67,690,115
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........     30,766,376       422,694,371       33,820,231        51,545,924
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......         58,603        12,408,427          513,243         2,055,978
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................        389,699         5,508,384        1,450,230         1,551,775
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................      2,640,803        77,397,659        5,366,148        10,805,364
     BHFTII Frontier Mid Cap Growth Sub-Account.................        245,414         7,323,584          244,024         1,504,784
     BHFTII Jennison Growth Sub-Account.........................      3,035,882        37,804,312        3,852,756        10,281,206
     BHFTII Loomis Sayles Small Cap Core Sub-Account............          3,095           737,579           83,960            94,789
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         37,807           418,474           55,920            98,446
     BHFTII MetLife Aggregate Bond Index Sub-Account............      1,659,101        18,054,220        2,701,755         1,434,172
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............        432,781         6,934,861        1,891,837         1,410,384
     BHFTII MetLife MSCI EAFE Index Sub-Account.................        522,782         6,218,403        1,289,443         1,072,165
     BHFTII MetLife Russell 2000 Index Sub-Account..............        538,299         9,117,303        1,494,266         1,254,975
     BHFTII MetLife Stock Index Sub-Account.....................      1,037,371        36,663,276        4,384,991        10,385,135
     BHFTII MFS Total Return Sub-Account........................         44,275         6,342,735          793,682           903,773
     BHFTII MFS Value Sub-Account...............................      1,527,092        22,738,943        3,033,666         4,187,963
     BHFTII Neuberger Berman Genesis Sub-Account................        563,665         8,550,264        1,240,081         1,943,819
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........      1,060,852        22,324,713        3,369,319         4,558,269
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........         21,753           327,659           37,509            87,217
     BHFTII VanEck Global Natural Resources Sub-Account.........        463,220         5,359,521          926,644           621,987
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................      5,245,414        68,216,317        5,572,232         7,805,341
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................      2,214,120        26,497,377        3,215,251         4,122,649
     Fidelity VIP Contrafund Sub-Account........................        555,960        16,001,230        1,667,903         2,304,413
     Fidelity VIP Equity-Income Sub-Account.....................          2,765            57,849            2,260             5,019
     Fidelity VIP Mid Cap Sub-Account...........................        457,755        13,867,388        1,102,786         2,078,785
     FTVIPT Franklin Income VIP Sub-Account.....................      1,333,184        20,428,127        1,177,446         2,146,576
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............        192,642         3,432,989          329,743           421,212
     FTVIPT Franklin Small Cap Value VIP Sub-Account............        208,639         3,652,572          430,807           314,106
     FTVIPT Templeton Foreign VIP Sub-Account...................        788,073        11,895,114          431,378         1,468,939
     FTVIPT Templeton Global Bond VIP Sub-Account...............        650,318        11,831,449          278,290           852,800
     Invesco V.I. Equity and Income Sub-Account.................        984,127        14,822,876          969,617         2,265,539
     Invesco V.I. International Growth Sub-Account..............        277,740         7,731,929          307,140         1,192,719
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................        678,804        14,106,695        1,734,569         1,566,201
     LMPVET ClearBridge Variable Appreciation Sub-Account.......        626,343        17,351,996        1,351,817         2,075,537
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................        756,639         9,457,131          273,838         2,468,852
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         11,634           225,582           78,987            54,712
     LMPVET ClearBridge Variable Large Cap Value
       Sub-Account..............................................         20,777           343,008           25,225            84,009
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................        192,003         3,561,457          368,066           702,951
     LMPVET QS Variable Conservative Growth Sub-Account.........        159,574         2,078,255          314,666           244,492
     LMPVET QS Variable Growth Sub-Account......................         98,225         1,270,449          263,969           263,078
     LMPVET QS Variable Moderate Growth Sub-Account.............          4,149            50,593           10,605             1,226
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................      1,161,605         9,103,612          596,313           831,188

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                 -------------------------------    --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)    FROM SALES ($)
                                                                 --------------    -------------    --------------    --------------
     Oppenheimer VA Main Street Small Cap Sub-Account..........         172,259        3,189,563           358,594           839,006
     PIMCO VIT High Yield Sub-Account..........................          15,856          114,227             9,256             6,128
     PIMCO VIT Low Duration Sub-Account........................           5,807           59,513             1,367             4,194
     Pioneer VCT Mid Cap Value Sub-Account.....................         117,604        2,168,333           342,151           307,984
     Pioneer VCT Real Estate Shares Sub-Account................             787            6,269             1,085               249
     Putnam VT Equity Income Sub-Account.......................           3,292           57,894             8,072             4,180
     Putnam VT Multi-Cap Growth Sub-Account....................           6,560          154,447            25,950            20,134
     Russell Global Real Estate Securities Sub-Account.........             584            8,124               459               116
     Russell International Developed Markets Sub-Account.......           1,086           11,222               820               180
     Russell Strategic Bond Sub-Account........................           2,341           24,848               325               339
     Russell U.S. Small Cap Equity Sub-Account.................             296            3,894               323                61
     Russell U.S. Strategic Equity Sub-Account.................           2,904           44,101             5,414               692
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account.............................................             540           16,954             1,179               948

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                        AMERICAN FUNDS                AMERICAN FUNDS
                                       AMERICAN FUNDS BOND               GLOBAL GROWTH          GLOBAL SMALL CAPITALIZATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         510,982         565,472         568,974        612,272        121,273        123,980
Units issued and transferred
   from other funding options..          62,049          26,487          32,117         30,683          2,466         10,877
Units redeemed and transferred
   to other funding options....        (56,312)        (80,977)        (71,604)       (73,981)       (13,808)       (13,584)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         516,719         510,982         529,487        568,974        109,931        121,273
                                 ==============  ==============  ==============  =============  =============  =============


                                                                        AMERICAN FUNDS                  BHFTI AB GLOBAL
                                     AMERICAN FUNDS GROWTH               GROWTH-INCOME                DYNAMIC ALLOCATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        193,398         216,165         155,816         171,529      12,052,765      12,613,899
Units issued and transferred
   from other funding options..          1,756           3,988          31,247           6,251         269,886         529,895
Units redeemed and transferred
   to other funding options....       (27,734)        (26,755)        (17,700)        (21,964)     (1,168,669)     (1,091,029)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        167,420         193,398         169,363         155,816      11,153,982      12,052,765
                                 =============  ==============  ==============  ==============  ==============  ==============

                                 BHFTI ALLIANZ GLOBAL INVESTORS       BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS
                                    DYNAMIC MULTI-ASSET PLUS           BALANCED ALLOCATION             GROWTH ALLOCATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -------------------------------  -----------------------------  -----------------------------
                                      2017            2016             2017           2016            2017           2016
                                  -------------  -------------    -------------  --------------  --------------  -------------

Units beginning of year........       3,030,817      2,419,872       15,611,686      16,602,026       7,212,209      7,658,016
Units issued and transferred
   from other funding options..       1,132,787        950,762          879,845         861,350         716,861        295,082
Units redeemed and transferred
   to other funding options....       (268,161)      (339,817)      (1,837,438)     (1,851,690)       (956,159)      (740,889)
                                  -------------  -------------    -------------  --------------  --------------  -------------
Units end of year..............       3,895,443      3,030,817       14,654,093      15,611,686       6,972,911      7,212,209
                                  =============  =============    =============  ==============  ==============  =============


                                     BHFTI AMERICAN FUNDS           BHFTI AMERICAN FUNDS                   BHFTI
                                            GROWTH                   MODERATE ALLOCATION         AQR GLOBAL RISK BALANCED
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016           2017            2016
                                 -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........      4,340,981       4,464,645       8,497,805      8,864,010     12,028,480     13,270,365
Units issued and transferred
   from other funding options..        431,397         474,133         254,562        367,705        344,333        399,413
Units redeemed and transferred
   to other funding options....      (638,861)       (597,797)     (1,142,833)      (733,910)    (1,241,014)    (1,641,298)
                                 -------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............      4,133,517       4,340,981       7,609,534      8,497,805     11,131,799     12,028,480
                                 =============  ==============  ==============  =============  =============  =============

                                         BHFTI BLACKROCK                                              BHFTI BRIGHTHOUSE
                                   GLOBAL TACTICAL STRATEGIES     BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017            2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year........      22,869,283      24,563,596        722,071         772,951       6,274,951      6,569,734
Units issued and transferred
   from other funding options..         513,655         826,624         60,624          99,370         102,048        190,158
Units redeemed and transferred
   to other funding options....     (2,148,069)     (2,520,937)      (105,971)       (150,250)       (757,147)      (484,941)
                                 --------------  --------------  -------------  --------------  --------------  -------------
Units end of year..............      21,234,869      22,869,283        676,724         722,071       5,619,852      6,274,951
                                 ==============  ==============  =============  ==============  ==============  =============


                                       BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE         BHFTI BRIGHTHOUSE/ABERDEEN
                                         BALANCED PLUS                 SMALL CAP VALUE            EMERGING MARKETS EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017            2016           2017           2016            2017           2016
                                 --------------  -------------  --------------  -------------  -------------  --------------

Units beginning of year........      32,202,037     32,062,067       1,246,908      1,419,455      3,035,429       3,357,805
Units issued and transferred
   from other funding options..       2,243,206      2,536,592          64,756         80,013        263,176         276,918
Units redeemed and transferred
   to other funding options....     (2,543,811)    (2,396,622)       (220,281)      (252,560)      (500,565)       (599,294)
                                 --------------  -------------  --------------  -------------  -------------  --------------
Units end of year..............      31,901,432     32,202,037       1,091,383      1,246,908      2,798,040       3,035,429
                                 ==============  =============  ==============  =============  =============  ==============

                                    BHFTI BRIGHTHOUSE/EATON       BHFTI BRIGHTHOUSE/FRANKLIN     BHFTI BRIGHTHOUSE/TEMPLETON
                                      VANCE FLOATING RATE          LOW DURATION TOTAL RETURN         INTERNATIONAL BOND
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         572,091        646,450       1,865,856       1,944,003        250,541         239,083
Units issued and transferred
   from other funding options..          92,613         89,915         409,417         351,561         24,953          37,563
Units redeemed and transferred
   to other funding options....       (141,970)      (164,274)       (565,040)       (429,708)       (42,033)        (26,105)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         522,734        572,091       1,710,233       1,865,856        233,461         250,541
                                 ==============  =============  ==============  ==============  =============  ==============


                                 BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION                BHFTI CLEARBRIDGE
                                      LARGE CAP RESEARCH              GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------   -------------  --------------  --------------  -------------

Units beginning of year........         96,070         105,203       1,243,407       1,380,633       3,226,408      3,593,923
Units issued and transferred
   from other funding options..          3,736           3,973         114,722          86,168         154,259        275,029
Units redeemed and transferred
   to other funding options....        (9,478)        (13,106)       (202,903)       (223,394)       (530,617)      (642,544)
                                 -------------  --------------   -------------  --------------  --------------  -------------
Units end of year..............         90,328          96,070       1,155,226       1,243,407       2,850,050      3,226,408
                                 =============  ==============   =============  ==============  ==============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         BHFTI HARRIS                  BHFTI INVESCO
                                     OAKMARK INTERNATIONAL       BALANCED-RISK ALLOCATION        BHFTI INVESCO COMSTOCK
                                          SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017            2016          2017            2016
                                 --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........       2,141,065      2,327,027     35,997,671     32,854,167      2,194,769      2,440,674
Units issued and transferred
   from other funding options..         131,343        240,614      5,362,254      7,582,770         92,606        120,916
Units redeemed and transferred
   to other funding options....       (418,225)      (426,576)    (4,855,417)    (4,439,266)      (351,731)      (366,821)
                                 --------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............       1,854,183      2,141,065     36,504,508     35,997,671      1,935,644      2,194,769
                                 ==============  =============  =============  =============  =============  =============


                                          BHFTI INVESCO                                              BHFTI JPMORGAN
                                        SMALL CAP GROWTH          BHFTI JPMORGAN CORE BOND      GLOBAL ACTIVE ALLOCATION
                                           SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  ----------------------------  ----------------------------
                                      2017            2016           2017           2016           2017           2016
                                 --------------  --------------  -------------  -------------  -------------  -------------

Units beginning of year........         924,203       1,002,342      2,700,472      2,699,320     50,757,669     47,107,126
Units issued and transferred
   from other funding options..          52,489          77,251        496,631        500,730      4,173,059      9,554,548
Units redeemed and transferred
   to other funding options....       (146,988)       (155,390)      (427,961)      (499,578)    (7,823,736)    (5,904,005)
                                 --------------  --------------  -------------  -------------  -------------  -------------
Units end of year..............         829,704         924,203      2,769,142      2,700,472     47,106,992     50,757,669
                                 ==============  ==============  =============  =============  =============  =============

                                        BHFTI JPMORGAN                  BHFTI LOOMIS                   BHFTI METLIFE
                                        SMALL CAP VALUE             SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year........        190,834         214,127      1,036,206       1,142,649     29,527,314     25,386,319
Units issued and transferred
   from other funding options..         13,163           6,755         60,625          82,703      4,872,381      7,930,108
Units redeemed and transferred
   to other funding options....       (26,409)        (30,048)      (148,976)       (189,146)    (3,045,624)    (3,789,113)
                                 -------------  --------------  -------------  --------------  -------------  -------------
Units end of year..............        177,588         190,834        947,855       1,036,206     31,354,071     29,527,314
                                 =============  ==============  =============  ==============  =============  =============


                                      BHFTI MFS RESEARCH            BHFTI MORGAN STANLEY              BHFTI OPPENHEIMER
                                         INTERNATIONAL                 MID CAP GROWTH                   GLOBAL EQUITY
                                          SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2017           2016            2017           2016            2017            2016
                                 --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year........       2,049,260      2,153,196         600,877        594,647         154,613         164,302
Units issued and transferred
   from other funding options..          65,084        160,130          25,425         70,252           3,616          10,100
Units redeemed and transferred
   to other funding options....       (314,098)      (264,066)        (84,631)       (64,022)        (29,309)        (19,789)
                                 --------------  -------------  --------------  -------------  --------------  --------------
Units end of year..............       1,800,246      2,049,260         541,671        600,877         128,920         154,613
                                 ==============  =============  ==============  =============  ==============  ==============

                                       BHFTI PANAGORA              BHFTI PIMCO INFLATION
                                   GLOBAL DIVERSIFIED RISK            PROTECTED BOND           BHFTI PIMCO TOTAL RETURN
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016           2017            2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      3,240,050        904,034      4,421,076      4,837,263      7,773,045       8,485,580
Units issued and transferred
   from other funding options..      1,465,031      3,204,151        531,955        318,166        866,255         717,566
Units redeemed and transferred
   to other funding options....      (973,580)      (868,135)      (542,938)      (734,353)      (908,340)     (1,430,101)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      3,731,501      3,240,050      4,410,093      4,421,076      7,730,960       7,773,045
                                 =============  =============  =============  =============  =============  ==============


                                        BHFTI PYRAMIS                 BHFTI SCHRODERS               BHFTI SCHRODERS
                                      GOVERNMENT INCOME            GLOBAL MULTI-ASSET II          GLOBAL MULTI-ASSET
                                         SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                     2017           2016            2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  --------------

Units beginning of year........      4,300,993      4,341,821      1,364,876      1,488,949     19,337,757      19,308,600
Units issued and transferred
   from other funding options..        436,062        495,474        723,915        356,015      1,858,743       2,012,624
Units redeemed and transferred
   to other funding options....      (587,818)      (536,302)      (253,257)      (480,088)    (2,050,205)     (1,983,467)
                                 -------------  -------------  -------------  -------------  -------------  --------------
Units end of year..............      4,149,237      4,300,993      1,835,534      1,364,876     19,146,295      19,337,757
                                 =============  =============  =============  =============  =============  ==============

                                    BHFTI SSGA GROWTH AND                                        BHFTI T. ROWE PRICE
                                         INCOME ETF                BHFTI SSGA GROWTH ETF           LARGE CAP VALUE
                                         SUB-ACCOUNT                    SUB-ACCOUNT                  SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016            2017           2016           2017          2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      6,009,768      6,361,369      3,297,259      3,576,953        712,260        822,870
Units issued and transferred
   from other funding options..        243,050        179,322        104,292        123,959         35,772         49,449
Units redeemed and transferred
   to other funding options....      (738,372)      (530,923)      (490,670)      (403,653)      (115,796)      (160,059)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      5,514,446      6,009,768      2,910,881      3,297,259        632,236        712,260
                                 =============  =============  =============  =============  =============  =============


                                     BHFTI T. ROWE PRICE         BHFTI VICTORY SYCAMORE           BHFTI WELLS CAPITAL
                                       MID CAP GROWTH                 MID CAP VALUE            MANAGEMENT MID CAP VALUE
                                         SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017          2016           2017           2016            2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,347,030      2,528,906        514,649        541,952        998,992      1,091,026
Units issued and transferred
   from other funding options..         88,982        223,958         39,951         47,796         54,279         66,185
Units redeemed and transferred
   to other funding options....      (374,847)      (405,834)       (79,299)       (75,099)      (137,086)      (158,219)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      2,061,165      2,347,030        475,301        514,649        916,185        998,992
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                     BHFTII BAILLIE GIFFORD                  BHFTII                     BHFTII BLACKROCK
                                       INTERNATIONAL STOCK            BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........       1,150,477       1,261,509         139,016         143,286          89,036          87,289
Units issued and transferred
   from other funding options..          53,095         126,398          15,026          14,738           2,121           5,306
Units redeemed and transferred
   to other funding options....       (242,175)       (237,430)        (13,890)        (19,008)         (7,585)         (3,559)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............         961,397       1,150,477         140,152         139,016          83,572          89,036
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                       BHFTII BLACKROCK              BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE
                                     ULTRA-SHORT TERM BOND           ASSET ALLOCATION 20            ASSET ALLOCATION 40
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........      5,048,494       5,175,195        621,725         528,487     25,163,031      27,623,837
Units issued and transferred
   from other funding options..      3,025,642       3,004,996        325,088         427,846        511,317         760,174
Units redeemed and transferred
   to other funding options....    (2,854,607)     (3,131,697)      (361,996)       (334,608)    (3,355,138)     (3,220,980)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............      5,219,529       5,048,494        584,817         621,725     22,319,210      25,163,031
                                 =============  ==============  =============  ==============  =============  ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE         BHFTII BRIGHTHOUSE/ARTISAN
                                       ASSET ALLOCATION 60             ASSET ALLOCATION 80               MID CAP VALUE
                                           SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      33,270,831      35,981,037      25,900,408      28,152,718         649,443         727,452
Units issued and transferred
   from other funding options..         963,400         791,627         589,675         707,382          46,619          37,873
Units redeemed and transferred
   to other funding options....     (4,101,661)     (3,501,833)     (2,938,327)     (2,959,692)       (106,173)       (115,882)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      30,132,570      33,270,831      23,551,756      25,900,408         589,889         649,443
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                            BHFTII                         BHFTII
                                    BRIGHTHOUSE/DIMENSIONAL        BRIGHTHOUSE/WELLINGTON                 BHFTII
                                  INTERNATIONAL SMALL COMPANY     CORE EQUITY OPPORTUNITIES       FRONTIER MID CAP GROWTH
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2017            2016            2017           2016           2017            2016
                                 -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year........        240,869         260,140      3,460,828       3,429,684        408,397         451,369
Units issued and transferred
   from other funding options..         50,633          25,929        151,749         582,890          4,874          25,928
Units redeemed and transferred
   to other funding options....       (67,012)        (45,200)      (453,689)       (551,746)       (64,349)        (68,900)
                                 -------------  --------------  -------------  --------------  -------------  --------------
Units end of year..............        224,490         240,869      3,158,888       3,460,828        348,922         408,397
                                 =============  ==============  =============  ==============  =============  ==============

                                                                       BHFTII LOOMIS                 BHFTII LOOMIS
                                    BHFTII JENNISON GROWTH         SAYLES SMALL CAP CORE        SAYLES SMALL CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      2,215,010      2,402,666         13,831         14,846         25,557         28,005
Units issued and transferred
   from other funding options..         44,021        158,936            557            996          1,483          1,932
Units redeemed and transferred
   to other funding options....      (416,714)      (346,592)        (1,409)        (2,011)        (4,248)        (4,380)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,842,317      2,215,010         12,979         13,831         22,792         25,557
                                 =============  =============  =============  =============  =============  =============


                                        BHFTII METLIFE                BHFTII METLIFE                BHFTII METLIFE
                                     AGGREGATE BOND INDEX           MID CAP STOCK INDEX             MSCI EAFE INDEX
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                      2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........      1,077,178        897,469        252,724        259,569        469,663        491,903
Units issued and transferred
   from other funding options..        213,459        382,232         52,500         55,713         89,839         51,144
Units redeemed and transferred
   to other funding options....      (145,169)      (202,523)       (50,499)       (62,558)       (78,033)       (73,384)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............      1,145,468      1,077,178        254,725        252,724        481,469        469,663
                                 =============  =============  =============  =============  =============  =============

                                         BHFTII METLIFE
                                       RUSSELL 2000 INDEX         BHFTII METLIFE STOCK INDEX        BHFTII MFS TOTAL RETURN
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........         361,122         392,896       2,397,621      2,448,388         126,252         140,275
Units issued and transferred
   from other funding options..          42,356          43,416         175,733        380,697           5,888           6,080
Units redeemed and transferred
   to other funding options....        (46,535)        (75,190)       (492,500)      (431,464)        (14,352)        (20,103)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............         356,943         361,122       2,080,854      2,397,621         117,788         126,252
                                 ==============  ==============  ==============  =============  ==============  ==============


                                                                          BHFTII                    BHFTII T. ROWE
                                       BHFTII MFS VALUE          NEUBERGER BERMAN GENESIS       PRICE LARGE CAP GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017            2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........        920,511        954,325        467,759        518,912      1,195,673      1,214,561
Units issued and transferred
   from other funding options..         65,974        176,162         23,142         34,517        130,120        233,921
Units redeemed and transferred
   to other funding options....      (161,190)      (209,976)       (77,624)       (85,670)      (242,812)      (252,809)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............        825,295        920,511        413,277        467,759      1,082,981      1,195,673
                                 =============  =============  =============  =============  =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                                                                                           BHFTII
                                         BHFTII T. ROWE                  BHFTII VANECK            WESTERN ASSET MANAGEMENT
                                     PRICE SMALL CAP GROWTH        GLOBAL NATURAL RESOURCES     STRATEGIC BOND OPPORTUNITIES
                                           SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........          14,995          16,556        364,533         482,930       2,294,873             700
Units issued and transferred
   from other funding options..             201             526        104,041          77,357         186,023       2,493,692
Units redeemed and transferred
   to other funding options....         (2,269)         (2,087)       (66,964)       (195,754)       (307,300)       (199,519)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............          12,927          14,995        401,610         364,533       2,173,596       2,294,873
                                 ==============  ==============  =============  ==============  ==============  ==============


                                             BHFTII
                                    WESTERN ASSET MANAGEMENT
                                         U.S. GOVERNMENT            FIDELITY VIP CONTRAFUND       FIDELITY VIP EQUITY-INCOME
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year........       1,530,869       1,586,953         401,852        401,103           2,475           3,431
Units issued and transferred
   from other funding options..         248,636         235,477         103,693         45,827              --              --
Units redeemed and transferred
   to other funding options....       (311,001)       (291,561)        (43,318)       (45,078)           (178)           (956)
                                 --------------  --------------  --------------  -------------  --------------  --------------
Units end of year..............       1,468,504       1,530,869         462,227        401,852           2,297           2,475
                                 ==============  ==============  ==============  =============  ==============  ==============

                                                                                                          FTVIPT
                                      FIDELITY VIP MID CAP        FTVIPT FRANKLIN INCOME VIP    FRANKLIN MUTUAL SHARES VIP
                                           SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ----------------------------
                                      2017            2016            2017           2016           2017           2016
                                 --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year........         249,389         263,325         346,722        384,412        122,275        129,815
Units issued and transferred
   from other funding options..           8,880          11,328          11,529         12,255          4,299          5,868
Units redeemed and transferred
   to other funding options....        (31,632)        (25,264)        (35,189)       (49,945)       (12,625)       (13,408)
                                 --------------  --------------  --------------  -------------  -------------  -------------
Units end of year..............         226,637         249,389         323,062        346,722        113,949        122,275
                                 ==============  ==============  ==============  =============  =============  =============


                                            FTVIPT                          FTVIPT                          FTVIPT
                                 FRANKLIN SMALL CAP VALUE VIP        TEMPLETON FOREIGN VIP         TEMPLETON GLOBAL BOND VIP
                                          SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017           2016            2017            2016            2017            2016
                                 -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........        240,405         264,433         514,287         535,764         589,940         612,689
Units issued and transferred
   from other funding options..         15,791          11,386          11,982          34,413          32,602          39,098
Units redeemed and transferred
   to other funding options....       (24,014)        (35,414)        (59,265)        (55,890)        (56,105)        (61,847)
                                 -------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............        232,182         240,405         467,004         514,287         566,437         589,940
                                 =============  ==============  ==============  ==============  ==============  ==============

                                                                          INVESCO V.I.                 LMPVET CLEARBRIDGE
                                 INVESCO V.I. EQUITY AND INCOME       INTERNATIONAL GROWTH         VARIABLE AGGRESSIVE GROWTH
                                           SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                 -------------------------------  -----------------------------  ------------------------------
                                       2017            2016            2017           2016            2017            2016
                                  --------------  -------------   --------------  -------------  --------------  --------------

Units beginning of year........          771,024        836,877          331,644        343,336         635,486         659,012
Units issued and transferred
   from other funding options..           30,905         33,662           14,668         18,442         161,572          59,190
Units redeemed and transferred
   to other funding options....         (96,176)       (99,515)         (39,846)       (30,134)        (59,639)        (82,716)
                                  --------------  -------------   --------------  -------------  --------------  --------------
Units end of year..............          705,753        771,024          306,466        331,644         737,419         635,486
                                  ==============  =============   ==============  =============  ==============  ==============


                                      LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                     VARIABLE APPRECIATION        VARIABLE DIVIDEND STRATEGY      VARIABLE LARGE CAP GROWTH
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                      2017           2016            2017            2016            2017           2016
                                 --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year........         422,725        454,520         664,108         720,660          8,139           9,250
Units issued and transferred
   from other funding options..          55,118         28,338           9,147          32,860          2,109             672
Units redeemed and transferred
   to other funding options....        (37,892)       (60,133)       (101,147)        (89,412)        (1,575)         (1,783)
                                 --------------  -------------  --------------  --------------  -------------  --------------
Units end of year..............         439,951        422,725         572,108         664,108          8,673           8,139
                                 ==============  =============  ==============  ==============  =============  ==============

                                      LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE                 LMPVET QS
                                   VARIABLE LARGE CAP VALUE      VARIABLE SMALL CAP GROWTH   VARIABLE CONSERVATIVE GROWTH
                                          SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  -----------------------------
                                      2017           2016           2017           2016          2017            2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         18,344         15,403        157,574        174,184         97,631        110,832
Units issued and transferred
   from other funding options..            293          4,633         40,959         16,909          1,581          7,317
Units redeemed and transferred
   to other funding options....        (2,925)        (1,692)       (23,970)       (33,519)        (9,411)       (20,518)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         15,712         18,344        174,563        157,574         89,801         97,631
                                 =============  =============  =============  =============  =============  =============


                                                                          LMPVET QS                LMPVIT WESTERN ASSET
                                   LMPVET QS VARIABLE GROWTH      VARIABLE MODERATE GROWTH    VARIABLE GLOBAL HIGH YIELD BOND
                                          SUB-ACCOUNT                    SUB-ACCOUNT                    SUB-ACCOUNT
                                 -----------------------------  ----------------------------  --------------------------------
                                      2017           2016            2017           2016            2017           2016
                                 -------------  -------------   -------------  -------------   -------------  -------------

Units beginning of year........         67,986         72,554           2,494          2,766         345,252        382,235
Units issued and transferred
   from other funding options..          1,273          1,137              --             11          32,819         24,699
Units redeemed and transferred
   to other funding options....       (10,811)        (5,705)            (18)          (283)        (34,758)       (61,682)
                                 -------------  -------------   -------------  -------------   -------------  -------------
Units end of year..............         58,448         67,986           2,476          2,494         343,313        345,252
                                 =============  =============   =============  =============   =============  =============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:

                                         OPPENHEIMER VA
                                      MAIN STREET SMALL CAP          PIMCO VIT HIGH YIELD           PIMCO VIT LOW DURATION
                                           SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2017            2016            2017           2016            2017            2016
                                 --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year........         144,427         154,239          5,406           6,064           4,155           4,350
Units issued and transferred
   from other funding options..           5,332           7,086            210               6              47               3
Units redeemed and transferred
   to other funding options....        (25,735)        (16,898)          (262)           (664)           (230)           (198)
                                 --------------  --------------  -------------  --------------  --------------  --------------
Units end of year..............         124,024         144,427          5,354           5,406           3,972           4,155
                                 ==============  ==============  =============  ==============  ==============  ==============


                                                                       PIONEER VCT
                                  PIONEER VCT MID CAP VALUE        REAL ESTATE SHARES          PUTNAM VT EQUITY INCOME
                                         SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                 ----------------------------  ----------------------------  ----------------------------
                                     2017           2016           2017           2016           2017           2016
                                 -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year........         46,933         47,288            396            397          2,546          1,969
Units issued and transferred
   from other funding options..          3,582          5,243             --             --            148            670
Units redeemed and transferred
   to other funding options....        (6,180)        (5,598)            (2)            (1)          (106)           (93)
                                 -------------  -------------  -------------  -------------  -------------  -------------
Units end of year..............         44,335         46,933            394            396          2,588          2,546
                                 =============  =============  =============  =============  =============  =============

                                                                             RUSSELL                  RUSSELL INTERNATIONAL
                                  PUTNAM VT MULTI-CAP GROWTH      GLOBAL REAL ESTATE SECURITIES         DEVELOPED MARKETS
                                          SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                 ------------------------------  -------------------------------  ------------------------------
                                      2017            2016            2017            2016             2017            2016
                                 --------------  --------------  --------------  --------------   --------------  --------------

Units beginning of year........          18,697          20,399             215             215              959             959
Units issued and transferred
   from other funding options..             608             863              --              --               --              --
Units redeemed and transferred
   to other funding options....         (1,323)         (2,565)              --              --               --              --
                                 --------------  --------------  --------------  --------------   --------------  --------------
Units end of year..............          17,982          18,697             215             215              959             959
                                 ==============  ==============  ==============  ==============   ==============  ==============



                                     RUSSELL STRATEGIC BOND         RUSSELL U.S. SMALL CAP EQUITY     RUSSELL U.S. STRATEGIC EQUITY
                                           SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
                                 -------------------------------  --------------------------------  --------------------------------
                                      2017            2016             2017             2016             2017             2016
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year........           1,250            1,250              206              206            2,931            2,931
Units issued and transferred
   from other funding options..              --               --               --               --               --               --
Units redeemed and transferred
   to other funding options....              --               --               --               --               --               --
                                 --------------  ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year..............           1,250            1,250              206              206            2,931            2,931
                                 ==============  ===============  ===============  ===============  ===============  ===============

                                              TAP 1919 VARIABLE
                                        SOCIALLY RESPONSIVE BALANCED
                                                 SUB-ACCOUNT
                                        ------------------------------
                                             2017            2016
                                        --------------  --------------

Units beginning of year...............             340             437
Units issued and transferred
   from other funding options.........              --              --
Units redeemed and transferred
   to other funding options...........            (18)            (97)
                                        --------------  --------------
Units end of year.....................             322             340
                                        ==============  ==============


              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2017:

                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ----------------  -------------
  American Funds Bond                2017       516,719      1.02 - 20.26      9,619,168
     Sub-Account                     2016       510,982     17.19 - 19.73      9,328,684
                                     2015       565,472     16.97 - 19.35     10,165,126
                                     2014       623,582     17.21 - 19.48     11,308,400
                                     2013       621,866     16.62 - 18.68     10,869,085

  American Funds Global              2017       529,487      1.21 - 59.65     26,149,102
     Growth Sub-Account              2016       568,974     36.46 - 45.71     22,371,779
                                     2015       612,272     36.93 - 45.77     24,248,646
                                     2014       682,942     35.19 - 43.13     25,669,460
                                     2013       719,174     35.06 - 42.47     26,820,141

  American Funds Global Small        2017       109,931     43.30 - 51.69      5,191,799
     Capitalization Sub-Account      2016       121,273     34.96 - 41.36      4,602,725
                                     2015       123,980     34.81 - 40.82      4,660,568
                                     2014       130,008     35.30 - 41.02      4,933,146
                                     2013       137,218     35.14 - 40.47      5,157,246

  American Funds Growth              2017       167,420   287.27 - 424.27     54,936,688
     Sub-Account                     2016       193,398   228.20 - 333.19     50,326,729
                                     2015       216,165   212.42 - 306.61     52,129,155
                                     2014       245,550   202.60 - 289.09     56,173,858
                                     2013       276,743   190.29 - 268.43     59,275,023

  American Funds                     2017       169,363     1.12 - 260.58     29,538,837
     Growth-Income Sub-Account       2016       155,816   157.24 - 214.95     27,167,990
                                     2015       171,529   143.70 - 194.58     27,208,029
                                     2014       187,082   144.35 - 193.62     29,698,695
                                     2013       210,376   132.98 - 176.68     30,630,870

  BHFTI AB Global Dynamic            2017    11,153,982     13.37 - 14.54    154,611,285
     Allocation Sub-Account          2016    12,052,765     12.01 - 12.89    149,179,976
                                     2015    12,613,899     11.82 - 12.54    152,872,305
                                     2014    13,566,496     11.99 - 12.56    165,816,100
                                     2013    13,793,702     11.40 - 11.79    159,403,910

  BHFTI Allianz Global               2017     3,895,443      1.14 - 11.84      4,585,468
     Investors Dynamic               2016     3,030,817       1.01 - 1.03      3,097,990
     Multi-Asset Plus Sub-Account    2015     2,419,872       1.01 - 1.02      2,457,753
     (Commenced 4/28/2014)           2014       435,600              1.04        453,097

  BHFTI American Funds               2017    14,654,093     14.85 - 16.44    226,000,539
     Balanced Allocation             2016    15,611,686     12.96 - 14.20    209,263,299
     Sub-Account                     2015    16,602,026     12.26 - 13.19    209,463,986
                                     2014    17,609,124     12.59 - 13.41    227,310,122
                                     2013    18,034,572     12.10 - 12.78    222,907,253

                                                    FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  American Funds Bond                2017      1.93         0.95 - 1.65         1.90 - 2.69
     Sub-Account                     2016      1.64         0.95 - 1.65         1.26 - 1.97
                                     2015      1.65         0.95 - 1.65     (1.37) - (0.67)
                                     2014      1.94         0.95 - 1.65         3.56 - 4.28
                                     2013      1.85         0.95 - 1.65     (3.76) - (3.08)

  American Funds Global              2017      0.65         0.75 - 1.90       21.63 - 30.49
     Growth Sub-Account              2016      0.91         0.75 - 1.90     (1.27) - (0.13)
                                     2015      0.98         0.75 - 1.90         4.92 - 6.14
                                     2014      1.15         0.75 - 1.90         0.39 - 1.55
                                     2013      1.24         0.75 - 1.90       26.75 - 28.21

  American Funds Global Small        2017      0.43         0.75 - 1.65       23.84 - 24.96
     Capitalization Sub-Account      2016      0.25         0.75 - 1.65         0.43 - 1.34
                                     2015        --         0.75 - 1.65     (1.38) - (0.48)
                                     2014      0.12         0.75 - 1.65         0.45 - 1.36
                                     2013      0.87         0.75 - 1.65       26.18 - 27.32

  American Funds Growth              2017      0.49         0.75 - 1.90       25.89 - 27.34
     Sub-Account                     2016      0.76         0.75 - 1.90         7.43 - 8.67
                                     2015      0.58         0.75 - 1.90         4.85 - 6.06
                                     2014      0.77         0.75 - 1.90         6.47 - 7.70
                                     2013      0.93         0.75 - 1.90       27.65 - 29.13

  American Funds                     2017      1.38         0.95 - 1.90       12.90 - 21.23
     Growth-Income Sub-Account       2016      1.46         0.95 - 1.90        9.42 - 10.47
                                     2015      1.28         0.95 - 1.90       (0.45) - 0.50
                                     2014      1.26         0.95 - 1.90         8.55 - 9.59
                                     2013      1.35         0.95 - 1.90       30.99 - 32.24

  BHFTI AB Global Dynamic            2017      1.47         0.75 - 2.00        9.09 - 12.77
     Allocation Sub-Account          2016      1.59         0.75 - 2.00         1.54 - 2.82
                                     2015      3.26         0.75 - 2.00     (1.41) - (0.17)
                                     2014      1.94         0.75 - 2.00         5.22 - 6.55
                                     2013      1.26         0.75 - 2.00        8.95 - 10.32

  BHFTI Allianz Global               2017      1.49         0.95 - 2.00       10.54 - 14.40
     Investors Dynamic               2016      0.05         1.15 - 2.00       (0.02) - 0.83
     Multi-Asset Plus Sub-Account    2015      1.44         1.15 - 2.00     (2.94) - (2.12)
     (Commenced 4/28/2014)           2014      0.88         1.30 - 2.00         3.95 - 4.44

  BHFTI American Funds               2017      1.49         0.90 - 1.95       10.36 - 15.81
     Balanced Allocation             2016      1.61         0.90 - 1.95         5.73 - 6.84
     Sub-Account                     2015      1.39         1.00 - 1.95     (2.62) - (1.69)
                                     2014      1.26         1.00 - 1.95         4.00 - 4.99
                                     2013      1.35         1.00 - 1.95       16.24 - 17.35

              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTI American Funds Growth    2017     6,972,911    15.63 - 16.89     112,574,239
     Allocation Sub-Account      2016     7,212,209    13.13 - 14.08      97,519,287
                                 2015     7,658,016    12.29 - 13.07      96,555,654
                                 2014     7,946,552    12.63 - 13.32     102,586,064
                                 2013     8,656,999    12.10 - 12.67     106,729,414

  BHFTI American Funds Growth    2017     4,133,517     1.16 - 19.69      53,468,640
     Sub-Account                 2016     4,340,981     1.55 - 15.60      46,939,814
                                 2015     4,464,645     1.44 - 14.48      46,911,838
                                 2014     4,458,269     1.37 - 13.78      49,790,311
                                 2013     4,659,735     1.29 - 12.90      54,735,692

  BHFTI American Funds           2017     7,609,534    13.98 - 15.48     110,213,872
     Moderate Allocation         2016     8,497,805    12.62 - 13.83     110,700,622
     Sub-Account                 2015     8,864,010    12.03 - 12.94     109,590,218
                                 2014     9,369,175    12.35 - 13.16     118,528,940
                                 2013    10,005,715    11.87 - 12.53     121,231,509

  BHFTI AQR Global Risk          2017    11,131,799    10.61 - 12.24     129,921,112
     Balanced Sub-Account        2016    12,028,480     9.79 - 11.23     129,696,803
                                 2015    13,270,365     9.10 - 10.38     133,212,455
                                 2014    14,582,265    10.20 - 11.57     164,216,972
                                 2013    15,825,730    10.84 - 11.21     173,901,364

  BHFTI BlackRock Global         2017    21,234,869    12.74 - 13.85     280,307,728
     Tactical Strategies         2016    22,869,283    11.47 - 12.31     270,299,765
     Sub-Account                 2015    24,563,596    11.20 - 11.88     281,948,937
                                 2014    25,901,164    11.44 - 11.98     301,995,802
                                 2013    26,722,304    11.02 - 11.40     298,572,740

  BHFTI BlackRock High Yield     2017       676,724    26.58 - 34.33      19,418,263
     Sub-Account                 2016       722,071    25.15 - 32.10      19,527,426
                                 2015       772,951    22.50 - 28.38      18,646,696
                                 2014       784,188    23.91 - 29.80      20,028,907
                                 2013       804,511    23.60 - 29.06      20,176,319

  BHFTI Brighthouse Asset        2017     5,619,852    19.23 - 22.52     112,305,687
     Allocation 100 Sub-Account  2016     6,274,951    15.95 - 18.46     103,693,356
                                 2015     6,569,734    14.93 - 17.07     101,280,110
                                 2014     6,982,685    15.53 - 17.55     111,647,826
                                 2013     7,235,066    15.07 - 16.82     111,921,362

  BHFTI Brighthouse Balanced     2017    31,901,432    14.46 - 15.72     478,881,949
     Plus Sub-Account            2016    32,202,037    12.46 - 13.38     414,260,098
                                 2015    32,062,067    11.73 - 12.44     386,091,562
                                 2014    31,843,378    12.48 - 13.07     405,567,745
                                 2013    30,567,644    11.61 - 12.01     360,242,427

  BHFTI Brighthouse Small Cap    2017     1,091,383    29.62 - 42.09      33,921,498
     Value Sub-Account           2016     1,246,908    27.04 - 38.11      35,260,895
                                 2015     1,419,455    20.86 - 29.38      31,073,203
                                 2014     1,597,062    22.50 - 31.43      37,535,474
                                 2013     1,707,562    22.57 - 31.26      40,127,411



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI American Funds Growth    2017      1.24         1.15 - 1.95         19.01 - 19.96
     Allocation Sub-Account      2016      1.30         1.15 - 1.95           6.85 - 7.71
                                 2015      1.31         1.15 - 1.95       (2.67) - (1.89)
                                 2014      1.04         1.15 - 1.95           4.33 - 5.17
                                 2013      1.01         1.15 - 1.95         22.69 - 23.68

  BHFTI American Funds Growth    2017      0.40         0.95 - 1.95         16.76 - 26.70
     Sub-Account                 2016      0.30         0.95 - 1.95           6.99 - 8.07
                                 2015      0.87         0.95 - 2.00           4.38 - 5.48
                                 2014      0.56         0.95 - 2.00           6.04 - 7.16
                                 2013      0.45         0.95 - 2.00         11.27 - 28.11

  BHFTI American Funds           2017      1.77         0.90 - 1.95          7.74 - 11.96
     Moderate Allocation         2016      1.90         0.90 - 1.95           4.95 - 6.05
     Sub-Account                 2015      1.48         1.00 - 1.95       (2.64) - (1.71)
                                 2014      1.46         1.00 - 1.95           4.05 - 5.04
                                 2013      1.64         1.00 - 1.95         11.33 - 12.39

  BHFTI AQR Global Risk          2017      1.70         0.75 - 2.00           6.41 - 8.98
     Balanced Sub-Account        2016        --         0.75 - 2.00           6.80 - 8.15
                                 2015      5.49         0.75 - 2.00     (11.36) - (10.25)
                                 2014        --         0.75 - 2.00           1.94 - 3.22
                                 2013      2.03         0.75 - 2.00       (5.30) - (4.11)

  BHFTI BlackRock Global         2017      0.67         0.75 - 2.00          9.18 - 12.46
     Tactical Strategies         2016      1.45         0.75 - 2.00           2.36 - 3.65
     Sub-Account                 2015      1.56         0.75 - 2.00       (2.09) - (0.85)
                                 2014      1.12         0.75 - 2.00           3.82 - 5.12
                                 2013      1.33         0.75 - 2.00           8.12 - 9.48

  BHFTI BlackRock High Yield     2017      5.34         0.75 - 1.95           5.68 - 6.96
     Sub-Account                 2016      6.56         0.75 - 1.95         11.78 - 13.13
                                 2015      7.82         0.75 - 1.95       (5.90) - (4.76)
                                 2014      5.91         0.75 - 1.95           1.30 - 2.52
                                 2013      6.57         0.75 - 1.95           7.22 - 8.52

  BHFTI Brighthouse Asset        2017      1.24         0.75 - 1.95         14.26 - 22.02
     Allocation 100 Sub-Account  2016      2.25         0.75 - 1.95           6.87 - 8.16
                                 2015      1.29         0.75 - 1.95       (3.90) - (2.74)
                                 2014      0.71         0.75 - 1.95           3.06 - 4.30
                                 2013      0.74         0.75 - 1.95         27.01 - 28.54

  BHFTI Brighthouse Balanced     2017      1.55         0.75 - 2.00         11.64 - 17.45
     Plus Sub-Account            2016      2.85         0.75 - 2.00           6.22 - 7.56
                                 2015      2.10         0.75 - 2.00       (5.99) - (4.80)
                                 2014      1.75         0.75 - 2.00           7.48 - 8.83
                                 2013      1.19         0.75 - 2.00         12.10 - 13.51

  BHFTI Brighthouse Small Cap    2017      0.91         1.30 - 1.95          9.55 - 10.43
     Value Sub-Account           2016      1.05         1.30 - 1.95         28.72 - 29.73
                                 2015      0.09         1.30 - 2.00       (7.28) - (6.52)
                                 2014      0.04         1.30 - 2.00         (0.30) - 0.55
                                 2013      0.93         1.30 - 2.00         29.83 - 30.97



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen    2017     2,798,040    11.32 - 22.80      33,061,976
     Emerging Markets Equity    2016     3,035,429     8.99 - 17.98      28,401,374
     Sub-Account                2015     3,357,805     8.18 - 16.30      28,620,864
                                2014     3,225,968     9.69 - 19.15      32,387,503
                                2013     3,387,604    10.57 - 20.71      36,989,991

  BHFTI Brighthouse/Eaton       2017       522,734    11.43 - 12.02       6,134,762
     Vance Floating Rate        2016       572,091    11.24 - 11.74       6,579,290
     Sub-Account                2015       646,450    10.49 - 10.89       6,913,321
                                2014       665,094    10.79 - 11.12       7,288,213
                                2013       661,350    10.92 - 11.18       7,309,174

  BHFTI Brighthouse/Franklin    2017     1,710,233     9.59 - 10.40      16,812,375
     Low Duration Total Return  2016     1,865,856     9.65 - 10.34      18,374,563
     Sub-Account                2015     1,944,003     9.55 - 10.10      18,863,103
                                2014     1,961,909     9.79 - 10.24      19,463,215
                                2013     1,990,662     9.88 - 10.21      19,867,002

  BHFTI Brighthouse/Templeton   2017       233,461    11.94 - 13.19       2,879,481
     International Bond         2016       250,541    12.15 - 13.27       3,137,808
     Sub-Account                2015       239,083    12.27 - 13.25       3,012,995
                                2014       257,798    13.05 - 13.93       3,439,582
                                2013       286,308    13.15 - 13.88       3,831,643

  BHFTI Brighthouse/            2017        90,328    18.96 - 23.03       1,770,431
     Wellington Large Cap       2016        96,070    15.84 - 19.04       1,568,356
     Research Sub-Account       2015       105,203    14.91 - 17.73       1,619,820
                                2014       112,370    14.55 - 17.11       1,689,615
                                2013       139,585    13.05 - 15.20       1,874,253

  BHFTI Clarion Global Real     2017     1,155,226    18.43 - 36.02      22,377,577
     Estate Sub-Account         2016     1,243,407    16.97 - 32.91      22,088,790
                                2015     1,380,633    17.15 - 33.00      24,715,483
                                2014     1,509,948    17.74 - 33.88      27,853,608
                                2013     1,369,048    15.97 - 30.22      22,504,429

  BHFTI ClearBridge Aggressive  2017     2,850,050   14.25 - 240.67      49,652,700
     Growth Sub-Account         2016     3,226,408   12.19 - 205.91      48,322,641
                                2015     3,593,923   12.04 - 203.07      53,015,802
                                2014     3,679,440   12.71 - 214.41      57,875,892
                                2013     3,216,416    10.84 - 18.18      40,150,681

  BHFTI Harris Oakmark          2017     1,854,183    29.21 - 35.71      59,123,995
     International Sub-Account  2016     2,141,065    22.76 - 27.64      53,200,132
                                2015     2,327,027    21.39 - 25.80      54,326,088
                                2014     2,474,794    22.79 - 27.28      61,491,744
                                2013     2,510,341    24.58 - 29.23      67,280,768

  BHFTI Invesco Balanced-Risk   2017    36,504,508     1.20 - 12.50      45,663,022
     Allocation Sub-Account     2016    35,997,671      1.11 - 1.18      40,932,716
                                2015    32,854,167      1.01 - 1.06      33,941,121
                                2014    32,215,268      1.08 - 1.12      35,248,383
                                2013    35,442,409      1.04 - 1.06      37,262,971



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen    2017     1.09          0.75 - 1.95         17.96 - 27.37
     Emerging Markets Equity    2016     0.97          0.75 - 1.95          9.35 - 10.67
     Sub-Account                2015     1.80          0.75 - 2.00     (15.52) - (14.46)
                                2014     0.85          0.75 - 2.00       (8.37) - (7.22)
                                2013     1.09          0.75 - 2.00       (6.86) - (5.69)

  BHFTI Brighthouse/Eaton       2017      3.69         1.30 - 1.95           1.68 - 2.34
     Vance Floating Rate        2016      3.86         1.30 - 1.95           7.16 - 7.86
     Sub-Account                2015      3.55         1.30 - 1.95       (2.75) - (2.12)
                                2014      3.49         1.30 - 1.95       (1.21) - (0.57)
                                2013      3.11         1.30 - 1.95           1.83 - 2.50

  BHFTI Brighthouse/Franklin    2017      1.40         0.75 - 1.95         (0.62) - 0.58
     Low Duration Total Return  2016      2.90         0.75 - 1.95           1.14 - 2.36
     Sub-Account                2015      3.16         0.75 - 1.95       (2.54) - (1.36)
                                2014      2.24         0.75 - 1.95         (0.89) - 0.30
                                2013      1.28         0.75 - 1.95         (0.79) - 0.40

  BHFTI Brighthouse/Templeton   2017        --         0.75 - 1.90       (1.74) - (0.61)
     International Bond         2016        --         0.75 - 1.90         (1.02) - 0.12
     Sub-Account                2015      8.22         0.75 - 1.90       (5.96) - (4.88)
                                2014      4.60         0.75 - 1.90         (0.76) - 0.38
                                2013      2.03         0.75 - 1.90         (0.86) - 0.28

  BHFTI Brighthouse/            2017      0.94         0.75 - 1.90         19.64 - 20.93
     Wellington Large Cap       2016      2.30         0.75 - 1.90           6.26 - 7.38
     Research Sub-Account       2015      0.78         0.75 - 1.90           2.49 - 3.63
                                2014      0.82         0.75 - 1.90         11.49 - 12.57
                                2013      1.27         0.75 - 1.90         31.65 - 33.17

  BHFTI Clarion Global Real     2017      3.46         0.75 - 1.95           8.61 - 9.92
     Estate Sub-Account         2016      2.07         0.75 - 1.95         (1.07) - 0.12
                                2015      3.83         0.75 - 1.95       (3.31) - (2.14)
                                2014      1.34         0.75 - 1.95         11.08 - 12.42
                                2013      6.67         0.75 - 1.95           1.55 - 2.77

  BHFTI ClearBridge Aggressive  2017      0.73         0.75 - 1.95         16.13 - 17.53
     Growth Sub-Account         2016      0.41         0.75 - 1.95           0.70 - 1.91
                                2015      0.23         0.75 - 1.95       (5.89) - (4.75)
                                2014      0.11         0.75 - 1.95         12.29 - 18.00
                                2013      0.22         0.75 - 1.95         42.79 - 44.51

  BHFTI Harris Oakmark          2017      1.64         0.95 - 1.95         20.90 - 29.20
     International Sub-Account  2016      2.15         0.95 - 1.95           6.09 - 7.15
                                2015      2.97         0.95 - 1.95       (6.37) - (5.42)
                                2014      2.40         0.95 - 1.95       (7.61) - (6.68)
                                2013      2.46         0.95 - 1.95         27.97 - 29.26

  BHFTI Invesco Balanced-Risk   2017      3.76         0.75 - 2.00           5.81 - 9.18
     Allocation Sub-Account     2016      0.15         0.75 - 2.00          9.50 - 10.88
                                2015      2.80         0.75 - 2.00       (6.10) - (4.92)
                                2014        --         0.75 - 2.00           3.49 - 4.79
                                2013        --         0.75 - 2.00         (0.16) - 1.10



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                          UNITS       HIGHEST ($)      ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Invesco Comstock        2017     1,935,644    19.57 - 22.79      40,230,695
     Sub-Account                2016     2,194,769    16.91 - 19.45      39,232,918
                                2015     2,440,674    14.70 - 16.71      37,715,764
                                2014     2,588,260    15.94 - 17.90      43,159,191
                                2013     1,778,861    14.87 - 16.50      27,321,053

  BHFTI Invesco Small Cap       2017       829,704    32.03 - 36.17      28,043,703
     Growth Sub-Account         2016       924,203    26.06 - 29.21      25,351,404
                                2015     1,002,342    23.84 - 26.53      25,061,065
                                2014     1,053,572    24.73 - 27.32      27,218,174
                                2013     1,133,538    23.37 - 25.62      27,574,261

  BHFTI JPMorgan Core Bond      2017     2,769,142    10.68 - 11.38      30,544,266
     Sub-Account                2016     2,700,472    10.54 - 11.16      29,295,068
                                2015     2,699,320    10.48 - 11.06      29,105,670
                                2014     2,637,082    10.64 - 11.15      28,756,406
                                2013     2,522,189    10.33 - 10.75      26,581,602

  BHFTI JPMorgan Global         2017    47,106,992     1.36 - 14.16      66,524,328
     Active Allocation          2016    50,757,669      1.19 - 1.26      62,103,751
     Sub-Account                2015    47,107,126      1.18 - 1.24      56,797,375
                                2014    45,254,100      1.19 - 1.23      54,838,087
                                2013    39,437,506      1.14 - 1.16      45,303,210

  BHFTI JPMorgan Small Cap      2017       177,588    23.09 - 25.90       4,195,964
     Value Sub-Account          2016       190,834    22.71 - 25.26       4,424,039
                                2015       214,127    17.69 - 19.50       3,859,425
                                2014       229,294    19.43 - 21.23       4,532,724
                                2013       243,493    18.93 - 20.49       4,678,319

  BHFTI Loomis Sayles Global    2017       947,855    20.19 - 21.91      19,824,747
     Markets Sub-Account        2016     1,036,206    16.74 - 18.04      17,928,469
                                2015     1,142,649    16.29 - 17.44      19,177,773
                                2014     1,220,864    16.41 - 17.44      20,560,388
                                2013     1,138,622    16.18 - 17.07      18,835,631

  BHFTI MetLife Multi-Index     2017    31,354,071     1.35 - 14.37      50,297,902
     Targeted Risk Sub-Account  2016    29,527,314     1.19 - 12.53      41,669,231
                                2015    25,386,319     1.16 - 12.10      35,919,901
                                2014    15,792,519     1.20 - 12.34      23,914,446
                                2013    10,334,216     1.12 - 11.26      12,500,764

  BHFTI MFS Research            2017     1,800,246    17.31 - 27.58      33,006,174
     International Sub-Account  2016     2,049,260    13.78 - 21.76      29,799,152
                                2015     2,153,196    14.17 - 22.22      32,110,104
                                2014     2,149,874    14.71 - 22.88      33,145,443
                                2013     2,307,245    16.12 - 24.87      38,843,754

  BHFTI Morgan Stanley Mid      2017       541,671    19.93 - 24.41      11,771,099
     Cap Growth Sub-Account     2016       600,877    14.53 - 17.58       9,473,047
                                2015       594,647    16.18 - 19.35      10,396,254
                                2014       572,839    17.37 - 20.52      10,714,839
                                2013       563,151    17.54 - 20.47      10,560,837



                                               FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Invesco Comstock        2017      2.25         0.75 - 1.95        11.47 - 17.14
     Sub-Account                2016      2.53         0.75 - 1.95        15.03 - 16.42
                                2015      2.87         0.75 - 1.95      (7.79) - (6.67)
                                2014      0.69         0.75 - 1.95          7.20 - 8.50
                                2013      1.06         0.75 - 1.95        32.77 - 34.38

  BHFTI Invesco Small Cap       2017        --         1.20 - 1.95        16.85 - 23.84
     Growth Sub-Account         2016        --         1.20 - 1.95         9.28 - 10.11
                                2015      0.01         1.20 - 1.95      (3.61) - (2.88)
                                2014        --         1.20 - 1.95          5.83 - 6.62
                                2013      0.23         1.20 - 1.95        37.47 - 38.50

  BHFTI JPMorgan Core Bond      2017      2.48         1.30 - 1.95          1.32 - 1.98
     Sub-Account                2016      2.81         1.30 - 1.95          0.26 - 0.91
                                2015      2.25         1.30 - 2.00      (1.51) - (0.81)
                                2014      1.43         1.30 - 2.00          3.01 - 3.73
                                2013      0.28         1.30 - 2.00      (4.71) - (4.05)

  BHFTI JPMorgan Global         2017      2.50         0.75 - 2.00        11.31 - 15.79
     Active Allocation          2016      2.11         0.75 - 2.00          0.87 - 2.13
     Sub-Account                2015      2.69         0.75 - 2.00        (1.10) - 0.14
                                2014      1.12         0.75 - 2.00          4.86 - 6.18
                                2013      0.07         0.75 - 1.95         8.84 - 10.16

  BHFTI JPMorgan Small Cap      2017      1.33         0.75 - 1.90          1.68 - 2.54
     Value Sub-Account          2016      1.84         0.75 - 1.90        28.39 - 29.53
                                2015      1.37         0.75 - 1.90      (9.00) - (8.12)
                                2014      1.09         0.75 - 1.90          2.69 - 3.59
                                2013      0.68         0.75 - 1.90        30.74 - 31.91

  BHFTI Loomis Sayles Global    2017      1.38         1.25 - 1.95        20.60 - 21.45
     Markets Sub-Account        2016      1.69         1.25 - 1.95          2.75 - 3.48
                                2015      1.61         1.25 - 1.95      (0.73) - (0.03)
                                2014      2.01         1.25 - 1.95          1.47 - 2.18
                                2013      2.56         1.25 - 1.95        14.87 - 15.67

  BHFTI MetLife Multi-Index     2017      1.49         0.75 - 2.00         9.85 - 14.68
     Targeted Risk Sub-Account  2016      1.33         0.75 - 2.00          2.30 - 3.58
                                2015      1.26         0.75 - 2.00      (3.17) - (1.95)
                                2014        --         0.75 - 2.00          7.10 - 8.44
                                2013      0.45         1.30 - 2.00         4.18 - 11.49

  BHFTI MFS Research            2017      1.74         0.75 - 1.95        20.53 - 27.20
     International Sub-Account  2016      2.00         0.75 - 1.95      (2.79) - (1.62)
                                2015      2.70         0.75 - 1.95      (3.67) - (2.51)
                                2014      2.22         0.75 - 1.95      (8.75) - (7.64)
                                2013      2.56         0.75 - 1.95        16.95 - 18.37

  BHFTI Morgan Stanley Mid      2017      0.15         0.75 - 1.95        37.22 - 38.87
     Cap Growth Sub-Account     2016        --         0.75 - 1.95     (10.23) - (9.14)
                                2015        --         0.75 - 1.95      (6.86) - (5.73)
                                2014        --         0.75 - 1.95        (0.94) - 0.26
                                2013      0.61         0.75 - 1.95        36.34 - 37.98



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Oppenheimer Global           2017       128,920    31.01 - 39.81       4,485,708
     Equity Sub-Account              2016       154,613    23.12 - 29.34       3,997,372
                                     2015       164,302    23.52 - 29.49       4,287,176
                                     2014       176,001    23.08 - 28.59       4,489,241
                                     2013       196,079    23.23 - 28.20       4,958,258

  BHFTI PanAgora Global              2017     3,731,501     1.15 - 11.88       4,420,925
     Diversified Risk Sub-Account    2016     3,240,050      1.04 - 1.08       3,420,012
     (Commenced 4/28/2014)           2015       904,034      0.96 - 0.97         871,167
                                     2014       237,646      1.03 - 1.04         246,182

  BHFTI PIMCO Inflation              2017     4,410,093    13.73 - 16.37      63,569,314
     Protected Bond Sub-Account      2016     4,421,076    13.53 - 15.94      62,595,410
                                     2015     4,837,263    13.06 - 15.30      66,263,476
                                     2014     5,278,344    13.75 - 15.91      75,779,611
                                     2013     6,008,780    13.63 - 15.58      85,165,242

  BHFTI PIMCO Total Return           2017     7,730,960    16.74 - 20.48     137,443,738
     Sub-Account                     2016     7,773,045    16.33 - 19.74     134,308,093
                                     2015     8,485,580    16.14 - 19.39     145,144,987
                                     2014     9,468,783    16.46 - 19.53     164,503,034
                                     2013    10,780,666    16.12 - 18.89     182,628,694

  BHFTI Pyramis Government           2017     4,149,237    10.51 - 11.42      45,326,563
     Income Sub-Account              2016     4,300,993    10.45 - 11.21      46,433,810
                                     2015     4,341,821    10.52 - 11.15      46,917,298
                                     2014     4,533,402    10.69 - 11.19      49,486,685
                                     2013     4,946,728    10.14 - 10.48      50,900,751

  BHFTI Schroders Global             2017     1,835,534    12.92 - 13.44      24,345,986
     Multi-Asset II Sub-Account      2016     1,364,876    11.31 - 11.67      15,771,625
     (Commenced 4/29/2013)           2015     1,488,949    11.04 - 11.29      16,664,615
                                     2014       911,084    11.40 - 11.57      10,475,781
                                     2013       360,996    10.71 - 10.76       3,880,145

  BHFTI Schroders Global             2017    19,146,295     1.37 - 14.25      27,150,774
     Multi-Asset Sub-Account         2016    19,337,757      1.22 - 1.29      24,231,509
                                     2015    19,308,600      1.18 - 1.23      23,223,912
                                     2014    18,028,770      1.21 - 1.25      22,196,588
                                     2013    14,679,301      1.15 - 1.17      17,016,201

  BHFTI SSGA Growth and              2017     5,514,446    16.21 - 18.78      93,890,583
     Income ETF Sub-Account          2016     6,009,768    14.27 - 16.33      89,714,405
                                     2015     6,361,369    13.75 - 15.56      91,138,427
                                     2014     6,338,282    14.31 - 15.99      94,142,075
                                     2013     6,610,098    13.79 - 15.22      94,222,649

  BHFTI SSGA Growth ETF              2017     2,910,881    16.70 - 19.35      51,354,155
     Sub-Account                     2016     3,297,259    14.23 - 16.29      49,308,642
                                     2015     3,576,953    13.58 - 15.36      50,796,159
                                     2014     3,671,900    14.17 - 15.84      54,196,165
                                     2013     3,652,269    13.72 - 15.14      51,894,146



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  BHFTI Oppenheimer Global           2017      0.90         0.75 - 1.95        34.10 - 35.72
     Equity Sub-Account              2016      0.90         0.75 - 1.95      (1.70) - (0.52)
                                     2015      0.93         0.75 - 1.95          1.93 - 3.16
                                     2014      0.83         0.75 - 1.95          0.17 - 1.38
                                     2013      0.51         0.63 - 1.78        24.72 - 26.16

  BHFTI PanAgora Global              2017        --         0.75 - 2.00         8.95 - 11.76
     Diversified Risk Sub-Account    2016      2.88         0.75 - 2.00         8.92 - 10.29
     (Commenced 4/28/2014)           2015      0.50         1.15 - 2.00      (6.56) - (4.83)
                                     2014      0.37         1.30 - 2.00          3.16 - 3.65

  BHFTI PIMCO Inflation              2017      1.55         0.75 - 1.95          1.48 - 2.70
     Protected Bond Sub-Account      2016        --         0.75 - 1.95          2.96 - 4.20
                                     2015      4.92         0.75 - 2.00      (5.03) - (3.83)
                                     2014      1.58         0.75 - 2.00          0.86 - 2.12
                                     2013      2.21         0.75 - 2.00     (11.07) - (9.95)

  BHFTI PIMCO Total Return           2017      1.75         0.75 - 1.95          2.49 - 3.72
     Sub-Account                     2016      2.57         0.75 - 1.95          0.63 - 1.84
                                     2015      5.31         0.75 - 2.00      (1.98) - (0.74)
                                     2014      2.32         0.75 - 2.00          2.13 - 3.41
                                     2013      4.24         0.75 - 2.00      (3.86) - (2.65)

  BHFTI Pyramis Government           2017      2.19         0.75 - 2.00          0.57 - 1.84
     Income Sub-Account              2016      2.07         0.75 - 2.00        (0.69) - 0.56
                                     2015      2.35         0.75 - 2.00      (1.56) - (0.32)
                                     2014      2.60         0.75 - 2.00          5.43 - 6.75
                                     2013      1.51         0.75 - 2.00      (6.41) - (5.23)

  BHFTI Schroders Global             2017      0.93         1.15 - 2.00        10.35 - 15.14
     Multi-Asset II Sub-Account      2016      0.75         1.15 - 2.00          2.50 - 3.37
     (Commenced 4/29/2013)           2015      0.72         1.15 - 2.00      (3.21) - (2.38)
                                     2014        --         1.15 - 2.00          6.49 - 7.40
                                     2013      1.43         1.30 - 1.95          4.87 - 5.33

  BHFTI Schroders Global             2017      0.79         0.75 - 2.00        10.22 - 13.44
     Multi-Asset Sub-Account         2016      1.39         0.75 - 2.00          3.56 - 4.86
                                     2015      1.01         0.75 - 2.00      (2.84) - (1.62)
                                     2014      1.26         0.75 - 2.00          5.61 - 6.93
                                     2013      0.01         0.75 - 2.00          7.93 - 9.29

  BHFTI SSGA Growth and              2017      2.45         0.75 - 1.95        10.22 - 15.00
     Income ETF Sub-Account          2016      2.35         0.75 - 1.95          3.74 - 4.99
                                     2015      2.30         0.75 - 1.95      (3.86) - (2.70)
                                     2014      2.23         0.75 - 1.95          3.77 - 5.02
                                     2013      2.52         0.75 - 1.95        10.75 - 12.09

  BHFTI SSGA Growth ETF              2017      2.09         0.75 - 1.95        17.33 - 18.74
     Sub-Account                     2016      2.13         0.75 - 1.95          4.82 - 6.08
                                     2015      2.00         0.75 - 1.95      (4.20) - (3.04)
                                     2014      1.90         0.75 - 1.95          3.34 - 4.59
                                     2013      1.98         0.75 - 1.95        15.79 - 17.19



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI T. Rowe Price Large     2017       632,236   54.68 - 116.12      57,030,290
     Cap Value Sub-Account      2016       712,260   47.60 - 100.04      55,908,348
                                2015       822,870    41.80 - 86.93      56,478,920
                                2014       872,142    44.15 - 90.84      62,822,190
                                2013       770,296    66.41 - 80.80      53,353,637

  BHFTI T. Rowe Price Mid Cap   2017     2,061,165    21.10 - 23.47      45,885,941
     Growth Sub-Account         2016     2,347,030    17.25 - 19.06      42,601,787
                                2015     2,528,906    16.46 - 18.18      43,895,418
                                2014     2,773,850    15.74 - 17.27      45,839,314
                                2013     3,003,820    14.24 - 15.51      44,743,388

  BHFTI Victory Sycamore Mid    2017       475,301    37.73 - 48.18      19,531,289
     Cap Value Sub-Account      2016       514,649    35.14 - 44.34      19,601,778
                                2015       541,952    30.74 - 38.68      18,139,725
                                2014       564,878    34.45 - 42.81      21,071,080
                                2013       563,053    32.06 - 39.34      19,432,115

  BHFTI Wells Capital           2017       916,185    24.73 - 27.03      23,680,571
     Management Mid Cap Value   2016       998,992    22.76 - 24.72      23,681,202
     Sub-Account                2015     1,091,026    20.51 - 22.12      23,217,032
                                2014     1,092,733    23.01 - 24.66      25,990,516
                                2013     1,198,143    20.72 - 22.07      25,572,775

  BHFTII Baillie Gifford        2017       961,397    12.07 - 19.67      15,410,982
     International Stock        2016     1,150,477     9.12 - 14.79      13,935,088
     Sub-Account                2015     1,261,509     8.82 - 14.27      14,635,763
                                2014     1,397,967     9.20 - 14.80      16,634,652
                                2013     1,553,574     9.71 - 15.52      19,193,104

  BHFTII BlackRock Bond         2017       140,152    53.97 - 77.47       8,551,009
     Income Sub-Account         2016       139,016    52.91 - 75.15       8,254,530
                                2015       143,286    52.37 - 73.61       8,361,283
                                2014       159,423    53.14 - 73.91       9,357,916
                                2013       166,004    50.65 - 69.72       9,223,339

  BHFTII BlackRock Capital      2017        83,572     2.64 - 75.17       1,609,383
     Appreciation Sub-Account   2016        89,036     2.00 - 56.55       1,331,087
                                2015        87,289     2.02 - 56.92       1,326,058
                                2014       102,922     1.93 - 51.83       1,260,005
                                2013       112,171     1.80 - 49.93       1,397,029

  BHFTII BlackRock              2017     5,219,529     0.99 - 23.16      48,408,153
     Ultra-Short Term Bond      2016     5,048,494     8.93 - 23.28      49,228,297
     Sub-Account                2015     5,175,195     9.10 - 23.53      51,448,096
                                2014     5,393,034     9.28 - 23.80      54,972,044
                                2013     6,832,194     9.46 - 24.07      71,286,205

  BHFTII Brighthouse Asset      2017       584,817     1.04 - 16.53       8,177,627
     Allocation 20 Sub-Account  2016       621,725    13.64 - 15.58       8,698,574
                                2015       528,487    13.29 - 15.02       7,224,333
                                2014       766,064    13.55 - 15.22      10,621,616
                                2013       173,879    13.28 - 13.63       2,351,233



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large     2017      2.02         0.75 - 1.95          9.64 - 16.08
     Cap Value Sub-Account      2016      2.78         0.75 - 1.95         13.71 - 15.08
                                2015      1.52         0.75 - 1.95       (5.45) - (4.31)
                                2014      1.20         0.75 - 1.95          8.87 - 12.43
                                2013      1.51         0.75 - 1.95         31.19 - 32.78

  BHFTI T. Rowe Price Mid Cap   2017        --         1.30 - 1.95         22.34 - 23.14
     Growth Sub-Account         2016        --         1.30 - 1.95           4.16 - 4.84
                                2015        --         1.30 - 2.00           4.56 - 5.30
                                2014        --         1.30 - 2.00         10.54 - 11.32
                                2013      0.21         1.30 - 2.00         33.88 - 34.82

  BHFTI Victory Sycamore Mid    2017      0.93         0.75 - 1.95           2.75 - 8.66
     Cap Value Sub-Account      2016      0.63         0.75 - 1.95         13.27 - 14.64
                                2015      0.46         0.75 - 2.00      (10.78) - (9.66)
                                2014      0.44         0.75 - 2.00           7.47 - 8.82
                                2013      0.74         0.75 - 2.00         27.73 - 29.33

  BHFTI Wells Capital           2017      1.07         1.30 - 1.95           8.66 - 9.36
     Management Mid Cap Value   2016      0.83         1.30 - 1.95         11.00 - 11.72
     Sub-Account                2015      0.64         1.30 - 1.95     (10.87) - (10.29)
                                2014      0.55         1.30 - 1.95         11.04 - 11.77
                                2013      0.88         1.30 - 1.95         30.09 - 30.94

  BHFTII Baillie Gifford        2017      1.00         1.30 - 1.95         32.29 - 33.15
     International Stock        2016      1.39         1.30 - 1.95           3.02 - 3.69
     Sub-Account                2015      1.41         1.30 - 2.00       (4.11) - (3.43)
                                2014      1.26         1.30 - 2.00       (5.26) - (4.59)
                                2013      0.03         1.30 - 2.00          9.87 - 13.65

  BHFTII BlackRock Bond         2017      2.96         0.75 - 1.90           1.99 - 3.07
     Income Sub-Account         2016      3.03         0.75 - 1.90           1.04 - 2.10
                                2015      3.68         0.75 - 1.90       (1.45) - (0.41)
                                2014      3.27         0.75 - 1.90           4.91 - 6.01
                                2013      3.81         0.75 - 1.90       (2.78) - (1.75)

  BHFTII BlackRock Capital      2017      0.10         0.75 - 1.90         31.35 - 32.93
     Appreciation Sub-Account   2016        --         0.75 - 1.90       (1.84) - (0.66)
                                2015        --         0.75 - 1.90           4.21 - 5.48
                                2014      0.07         0.95 - 1.90           6.80 - 7.87
                                2013      0.77         0.75 - 1.90         31.65 - 33.22

  BHFTII BlackRock              2017      0.08         0.75 - 1.95       (1.30) - (0.12)
     Ultra-Short Term Bond      2016        --         0.75 - 1.95       (1.82) - (0.64)
     Sub-Account                2015        --         0.75 - 2.90       (2.86) - (0.75)
                                2014        --         0.75 - 1.95       (1.93) - (0.75)
                                2013        --         0.75 - 1.95       (1.93) - (0.75)

  BHFTII Brighthouse Asset      2017      2.06         0.75 - 1.95           3.81 - 6.14
     Allocation 20 Sub-Account  2016      3.24         0.75 - 1.85           2.61 - 3.75
                                2015      2.19         0.75 - 1.85       (2.41) - (1.33)
                                2014      2.29         0.75 - 1.95           1.60 - 2.87
                                2013      2.82         1.55 - 1.85           2.37 - 2.68



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       -----------  ---------------  --------------
  BHFTII Brighthouse Asset      2017    22,319,210     1.06 - 17.94     361,066,984
     Allocation 40 Sub-Account  2016    25,163,031    14.12 - 16.33     373,986,508
                                2015    27,623,837    13.42 - 15.51     393,113,254
                                2014    30,939,347    13.84 - 15.80     452,115,897
                                2013       153,033    13.90 - 14.15       2,145,543

  BHFTII Brighthouse Asset      2017    30,132,570     1.08 - 20.11     534,880,423
     Allocation 60 Sub-Account  2016    33,270,831    14.86 - 17.66     525,258,712
                                2015    35,981,037    14.15 - 16.61     538,458,969
                                2014    39,329,326    14.62 - 16.95     605,007,248
                                2013     1,328,482    14.39 - 14.77      19,280,778

  BHFTII Brighthouse Asset      2017    23,551,756     1.11 - 21.77     436,267,194
     Allocation 80 Sub-Account  2016    25,900,408    15.17 - 18.40     409,525,398
                                2015    28,152,718    14.15 - 17.15     418,126,664
                                2014    30,026,547    14.68 - 17.57     461,170,655
                                2013       430,018    14.42 - 14.80       6,266,657

  BHFTII Brighthouse/Artisan    2017       589,889    23.60 - 26.25      14,660,058
     Mid Cap Value Sub-Account  2016       649,443    21.38 - 23.63      14,575,472
                                2015       727,452    17.77 - 19.51      13,531,871
                                2014       802,108    20.06 - 21.88      16,796,908
                                2013       914,482    20.12 - 21.81      19,152,895

  BHFTII Brighthouse/           2017       224,490    25.51 - 28.48       5,931,195
     Dimensional International  2016       240,869    19.94 - 22.00       4,957,535
     Small Company              2015       260,140    19.22 - 20.94       5,136,332
     Sub-Account                2014       235,511    18.53 - 19.95       4,465,940
                                2013       209,072    20.25 - 21.32       4,313,192

  BHFTII Brighthouse/           2017     3,158,888     1.10 - 75.85      84,619,956
     Wellington Core            2016     3,460,828    18.93 - 64.18      80,010,101
     Equity Opportunities       2015     3,429,684    17.91 - 58.38      67,211,320
     Sub-Account                2014     3,710,716    17.87 - 57.51      72,198,073
                                2013     4,222,434    16.51 - 52.46      75,524,957

  BHFTII Frontier Mid Cap       2017       348,922    23.47 - 25.66       8,547,762
     Growth Sub-Account         2016       408,397    19.16 - 20.80       8,135,627
     (Commenced 4/29/2013)      2015       451,369    18.58 - 20.04       8,688,181
                                2014       529,849    18.46 - 19.79      10,097,109
                                2013       563,778    16.98 - 18.08       9,857,926

  BHFTII Jennison Growth        2017     1,842,317    12.22 - 34.74      50,368,732
     Sub-Account                2016     2,215,010     9.04 - 25.64      45,005,788
                                2015     2,402,666     9.18 - 25.96      49,735,341
                                2014     2,800,886     8.41 - 23.74      53,285,396
                                2013     3,283,264     7.84 - 22.08      58,422,313

  BHFTII Loomis Sayles Small    2017        12,979    64.58 - 67.71         857,359
     Cap Core Sub-Account       2016        13,831    57.25 - 59.91         809,075
                                2015        14,846    49.04 - 51.22         745,135
                                2014        17,201    50.87 - 53.02         896,246
                                2013        19,503    50.09 - 52.10         999,555



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTII Brighthouse Asset      2017      1.98         0.75 - 1.95           6.21 - 9.82
     Allocation 40 Sub-Account  2016      3.57         0.75 - 1.95           4.04 - 5.29
                                2015      0.28         0.75 - 2.05       (3.08) - (1.81)
                                2014      0.02         0.75 - 2.05           2.35 - 3.47
                                2013      2.53         1.65 - 1.85           8.89 - 9.11

  BHFTII Brighthouse Asset      2017      1.72         0.75 - 2.00          8.80 - 13.88
     Allocation 60 Sub-Account  2016      3.14         0.75 - 2.00           4.98 - 6.30
                                2015      0.53         0.75 - 2.00       (3.22) - (2.01)
                                2014      0.09         0.75 - 2.00           2.97 - 4.03
                                2013      1.95         1.55 - 1.85         15.82 - 16.17

  BHFTII Brighthouse Asset      2017      1.55         0.75 - 1.95         12.02 - 18.27
     Allocation 80 Sub-Account  2016      2.94         0.75 - 1.95           6.05 - 7.33
                                2015      0.33         0.75 - 2.00       (3.64) - (2.43)
                                2014      0.03         0.75 - 2.00           3.14 - 4.63
                                2013      1.52         1.55 - 1.85         22.03 - 22.40

  BHFTII Brighthouse/Artisan    2017      0.49         1.30 - 1.95         10.37 - 11.09
     Mid Cap Value Sub-Account  2016      0.86         1.30 - 1.95         20.28 - 21.07
                                2015      0.92         1.30 - 1.95     (11.41) - (10.83)
                                2014      0.53         1.30 - 1.95         (0.29) - 0.36
                                2013      0.76         1.30 - 1.95         33.87 - 34.75

  BHFTII Brighthouse/           2017      2.05         0.75 - 1.95         27.94 - 29.47
     Dimensional International  2016      1.91         0.75 - 1.95           3.78 - 5.04
     Small Company              2015      1.70         0.75 - 1.95           3.71 - 4.96
     Sub-Account                2014      1.96         0.75 - 1.95       (8.50) - (7.39)
                                2013      1.78         0.95 - 1.95         25.14 - 26.40

  BHFTII Brighthouse/           2017      1.44         0.75 - 1.95          9.94 - 18.18
     Wellington Core            2016      1.58         0.75 - 1.95           1.06 - 6.35
     Equity Opportunities       2015      1.64         0.75 - 2.00           0.24 - 1.50
     Sub-Account                2014      0.58         0.75 - 2.00           8.26 - 9.62
                                2013      1.27         0.75 - 2.00         30.89 - 32.53

  BHFTII Frontier Mid Cap       2017        --         1.30 - 1.95         22.53 - 23.33
     Growth Sub-Account         2016        --         1.30 - 1.95           3.13 - 3.80
     (Commenced 4/29/2013)      2015        --         1.30 - 1.95           0.62 - 1.28
                                2014        --         1.30 - 1.95           8.73 - 9.44
                                2013        --         1.30 - 1.95         19.54 - 20.07

  BHFTII Jennison Growth        2017      0.08         0.75 - 1.95         34.35 - 35.97
     Sub-Account                2016      0.02         0.75 - 1.95       (2.06) - (0.88)
                                2015      0.01         0.75 - 1.95           8.40 - 9.71
                                2014      0.03         0.75 - 1.95           6.64 - 7.93
                                2013      0.21         0.75 - 1.95         34.09 - 35.71

  BHFTII Loomis Sayles Small    2017      0.07         1.70 - 1.90         12.80 - 13.03
     Cap Core Sub-Account       2016      0.07         1.70 - 1.90         16.73 - 16.97
                                2015        --         1.70 - 1.90       (3.59) - (3.40)
                                2014        --         1.70 - 1.90           1.55 - 1.76
                                2013      0.23         1.70 - 1.90         38.04 - 38.31



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTII Loomis Sayles Small   2017        22,792    22.21 - 25.17         531,170
     Cap Growth Sub-Account    2016        25,557    17.80 - 20.02         475,802
                               2015        28,005    17.03 - 19.02         499,150
                               2014        31,874    17.05 - 18.89         565,084
                               2013        31,132    17.15 - 18.86         551,889

  BHFTII MetLife Aggregate     2017     1,145,468     1.82 - 19.12      17,636,210
     Bond Index Sub-Account    2016     1,077,178     1.79 - 18.71      16,335,161
                               2015       897,469     1.77 - 18.47      13,232,780
                               2014       883,622     1.79 - 18.62      12,777,932
                               2013       786,278     1.71 - 16.37      10,676,502

  BHFTII MetLife Mid Cap       2017       254,725    31.71 - 37.45       8,569,038
     Stock Index Sub-Account   2016       252,724    27.97 - 32.72       7,511,220
                               2015       259,569    23.75 - 27.52       6,518,909
                               2014       253,767    24.89 - 28.56       6,658,662
                               2013       268,479    23.24 - 26.41       6,560,440

  BHFTII MetLife MSCI EAFE     2017       481,469     1.80 - 16.98       7,402,574
     Index Sub-Account         2016       469,663     1.46 - 13.82       5,875,904
                               2015       491,903     1.46 - 13.86       6,209,128
                               2014       428,858     1.49 - 14.23       5,332,210
                               2013       397,125     1.61 - 15.39       5,318,352

  BHFTII MetLife Russell 2000  2017       356,943     3.64 - 34.38      11,503,433
     Index Sub-Account         2016       361,122     3.22 - 30.47      10,344,970
                               2015       392,896     2.69 - 25.53       9,450,123
                               2014       374,932     2.84 - 27.09       9,534,812
                               2013       407,803     2.74 - 26.21      10,077,048

  BHFTII MetLife Stock Index   2017     2,080,854     9.30 - 87.94      53,390,978
     Sub-Account               2016     2,397,621     7.75 - 73.45      51,519,996
                               2015     2,448,388     7.03 - 37.53      48,000,755
                               2014     2,646,054     7.03 - 38.23      52,404,251
                               2013     2,722,446     6.28 - 34.74      48,655,756

  BHFTII MFS Total Return      2017       117,788    20.62 - 87.54       7,754,242
     Sub-Account               2016       126,252    18.64 - 78.63       7,568,584
                               2015       140,275    17.35 - 72.73       7,861,563
                               2014       156,861    17.67 - 73.57       8,996,458
                               2013       178,447    16.53 - 68.40       9,714,123

  BHFTII MFS Value             2017       825,295    27.72 - 35.02      25,125,499
     Sub-Account               2016       920,511    24.04 - 30.00      24,207,697
                               2015       954,325    21.30 - 26.49      22,384,588
                               2014     1,009,780    21.81 - 26.79      24,125,307
                               2013     1,137,167    20.12 - 24.41      25,019,792

  BHFTII Neuberger Berman      2017       413,277    24.79 - 36.34      12,542,073
     Genesis Sub-Account       2016       467,759    21.87 - 31.70      12,490,568
                               2015       518,912    18.81 - 26.98      11,881,985
                               2014       590,926    19.09 - 27.08      13,660,308
                               2013       650,463    19.51 - 27.36      15,339,173



                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  BHFTII Loomis Sayles Small   2017        --         0.75 - 1.50        24.80 - 25.74
     Cap Growth Sub-Account    2016        --         0.75 - 1.50          4.47 - 5.25
                               2015        --         0.75 - 1.50        (0.08) - 0.67
                               2014        --         0.75 - 1.50        (0.57) - 0.18
                               2013        --         0.75 - 1.50        46.17 - 47.27

  BHFTII MetLife Aggregate     2017      2.70         0.75 - 2.00          0.90 - 2.17
     Bond Index Sub-Account    2016      2.68         0.75 - 2.00          0.07 - 1.32
                               2015      2.72         0.75 - 2.00      (2.04) - (0.80)
                               2014      2.63         0.75 - 2.00          3.37 - 4.67
                               2013      3.18         1.00 - 1.95      (4.45) - (3.54)

  BHFTII MetLife Mid Cap       2017      1.17         1.00 - 1.95        13.38 - 14.46
     Stock Index Sub-Account   2016      0.99         1.00 - 1.95        17.76 - 18.89
                               2015      0.87         1.00 - 1.95      (4.56) - (3.65)
                               2014      0.78         1.00 - 1.95          7.10 - 8.13
                               2013      0.91         1.00 - 1.95        30.19 - 31.43

  BHFTII MetLife MSCI EAFE     2017      2.44         1.00 - 1.95        22.15 - 23.31
     Index Sub-Account         2016      2.41         1.00 - 1.95      (0.98) - (0.04)
                               2015      3.12         1.00 - 1.95      (3.22) - (2.29)
                               2014      2.33         1.00 - 1.95      (8.14) - (7.26)
                               2013      2.87         1.00 - 1.95        19.09 - 20.23

  BHFTII MetLife Russell 2000  2017      0.99         1.00 - 1.95        12.10 - 13.16
     Index Sub-Account         2016      1.08         1.00 - 1.95        18.59 - 19.72
                               2015      0.90         1.00 - 1.95      (6.38) - (5.49)
                               2014      0.94         1.00 - 1.95          2.71 - 3.69
                               2013      1.27         1.00 - 1.95        35.46 - 36.75

  BHFTII MetLife Stock Index   2017      1.58         1.00 - 2.90        17.95 - 20.03
     Sub-Account               2016      1.81         1.00 - 2.90         8.35 - 10.27
                               2015      1.56         1.00 - 2.90      (1.82) - (0.09)
                               2014      1.48         1.00 - 2.90        10.03 - 11.97
                               2013      1.63         1.00 - 2.90        28.14 - 30.39

  BHFTII MFS Total Return      2017      2.35         0.75 - 1.90        10.12 - 11.33
     Sub-Account               2016      2.75         0.75 - 1.90          6.92 - 8.11
                               2015      2.42         0.75 - 1.90      (2.23) - (1.14)
                               2014      2.24         0.75 - 1.90          6.38 - 7.55
                               2013      2.46         0.75 - 1.90        16.52 - 17.81

  BHFTII MFS Value             2017      1.85         0.75 - 1.95        15.32 - 16.71
     Sub-Account               2016      2.08         0.75 - 1.95        11.89 - 13.24
                               2015      2.51         0.75 - 2.00      (2.34) - (1.11)
                               2014      1.58         0.75 - 2.00          8.37 - 9.74
                               2013      0.52         0.75 - 2.00        32.71 - 34.37

  BHFTII Neuberger Berman      2017      0.18         0.75 - 1.95        13.26 - 14.63
     Genesis Sub-Account       2016      0.21         0.75 - 1.95        16.11 - 17.51
                               2015      0.16         0.75 - 1.95      (1.56) - (0.37)
                               2014      0.20         0.75 - 1.95      (2.23) - (1.05)
                               2013      0.01         0.75 - 1.95        25.05 - 37.16



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII T. Rowe Price Large     2017     1,082,981    12.69 - 35.47      26,386,826
     Cap Growth Sub-Account      2016     1,195,673     9.69 - 26.87      21,990,753
                                 2015     1,214,561     9.73 - 26.78      22,843,144
                                 2014     1,116,757     8.98 - 24.51      19,378,100
                                 2013     1,115,203     8.41 - 22.79      17,222,447

  BHFTII T. Rowe Price Small     2017        12,927    37.48 - 41.60         502,259
     Cap Growth Sub-Account      2016        14,995    31.18 - 34.43         483,761
                                 2015        16,556    28.50 - 31.32         487,781
                                 2014        17,948    28.35 - 31.00         525,415
                                 2013        19,290    27.09 - 29.47         539,815

  BHFTII VanEck Global           2017       401,610    11.96 - 13.35       4,961,054
     Natural Resources           2016       364,533    12.28 - 13.55       4,607,833
     Sub-Account                 2015       482,930      8.68 - 9.50       4,311,458
                                 2014       407,380    13.17 - 14.23       5,499,684
                                 2013       372,229    16.56 - 17.66       6,297,415

  BHFTII Western Asset           2017     2,173,596    29.15 - 40.67      72,787,296
     Management Strategic Bond   2016     2,294,873    27.54 - 37.86      72,139,687
     Opportunities Sub-Account   2015           700    28.52 - 29.13          20,143
                                 2014           710    29.54 - 30.14          21,170
                                 2013         1,280    28.48 - 29.03          36,940

  BHFTII Western Asset           2017     1,468,504    15.57 - 19.86      25,666,671
     Management U.S. Government  2016     1,530,869    15.62 - 19.72      26,776,937
     Sub-Account                 2015     1,586,953    15.94 - 19.71      27,884,257
                                 2014     1,736,974    16.21 - 19.83      30,830,735
                                 2013     1,762,260    16.12 - 19.52      31,018,667

  Fidelity VIP Contrafund        2017       462,227     1.11 - 91.54      20,973,115
     Sub-Account                 2016       401,852     6.55 - 75.89      18,917,042
                                 2015       401,103     6.17 - 71.00      19,201,982
                                 2014       413,191     6.24 - 71.28      21,423,316
                                 2013       406,330     5.67 - 64.36      21,377,976

  Fidelity VIP Equity-Income     2017         2,297    24.23 - 96.09          64,477
     Sub-Account                 2016         2,475    21.81 - 86.59          62,060
                                 2015         3,431    18.79 - 74.67          71,803
                                 2014         4,022    19.90 - 79.16          87,581
                                 2013         4,115    18.60 - 74.07          83,802

  Fidelity VIP Mid Cap           2017       226,637    72.35 - 82.65      17,298,553
     Sub-Account                 2016       249,389    61.02 - 69.22      16,028,724
                                 2015       263,325    55.43 - 62.44      15,335,678
                                 2014       279,050    57.28 - 64.08      16,755,847
                                 2013       301,334    54.92 - 61.01      17,289,168

  FTVIPT Franklin Income VIP     2017       323,062    60.63 - 78.66      21,557,554
     Sub-Account                 2016       346,722    56.31 - 72.41      21,429,895
                                 2015       384,412    50.31 - 64.11      21,170,997
                                 2014       408,888    55.14 - 69.63      24,536,012
                                 2013       444,107    53.69 - 67.20      25,831,980



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII T. Rowe Price Large     2017      0.09         1.30 - 1.95         30.91 - 32.00
     Cap Growth Sub-Account      2016        --         1.30 - 1.95         (0.43) - 0.35
                                 2015        --         1.30 - 1.95           8.38 - 9.24
                                 2014        --         1.30 - 1.95           6.72 - 7.57
                                 2013      0.01         1.30 - 1.95         26.44 - 37.23

  BHFTII T. Rowe Price Small     2017      0.07         1.40 - 1.90         20.24 - 20.84
     Cap Growth Sub-Account      2016      0.03         1.40 - 1.90           9.38 - 9.93
                                 2015        --         1.40 - 1.90           0.54 - 1.04
                                 2014        --         1.40 - 1.90           4.64 - 5.16
                                 2013      0.14         1.40 - 1.90         41.46 - 42.17

  BHFTII VanEck Global           2017        --         0.75 - 1.95       (2.65) - (1.48)
     Natural Resources           2016      0.59         0.75 - 1.95         40.97 - 42.67
     Sub-Account                 2015      0.21         0.75 - 2.00     (34.09) - (33.26)
                                 2014      0.26         0.75 - 2.00     (20.43) - (19.43)
                                 2013      0.69         0.75 - 2.00           8.56 - 9.93

  BHFTII Western Asset           2017      3.83         0.75 - 1.95           4.20 - 7.42
     Management Strategic Bond   2016      2.28         0.75 - 1.95           3.64 - 7.49
     Opportunities Sub-Account   2015      4.86         1.40 - 1.50       (3.46) - (3.36)
                                 2014      6.53         1.40 - 1.50           3.72 - 3.83
                                 2013      4.64         1.40 - 1.50       (0.67) - (0.57)

  BHFTII Western Asset           2017      2.45         0.95 - 2.00         (0.33) - 0.72
     Management U.S. Government  2016      2.35         0.95 - 2.00         (0.98) - 0.07
     Sub-Account                 2015      2.07         0.95 - 1.95       (1.63) - (0.64)
                                 2014      1.67         0.95 - 1.95           0.57 - 1.58
                                 2013      1.95         0.95 - 1.80       (2.82) - (1.84)

  Fidelity VIP Contrafund        2017      0.89         0.95 - 1.85         11.33 - 20.61
     Sub-Account                 2016      0.71         0.95 - 1.85           5.93 - 6.89
                                 2015      0.89         0.95 - 1.85       (1.29) - (0.39)
                                 2014      0.84         0.95 - 1.85          9.77 - 10.76
                                 2013      0.97         0.95 - 1.85         10.23 - 29.91

  Fidelity VIP Equity-Income     2017      1.50         1.40 - 1.50         10.98 - 11.09
     Sub-Account                 2016      1.86         1.40 - 1.50         15.96 - 16.07
                                 2015      2.88         1.40 - 1.50       (5.66) - (5.57)
                                 2014      2.66         1.40 - 1.50           6.86 - 6.97
                                 2013      2.33         1.40 - 1.50         25.93 - 26.05

  Fidelity VIP Mid Cap           2017      0.49         0.95 - 1.65         12.36 - 19.40
     Sub-Account                 2016      0.32         0.95 - 1.65         10.09 - 10.86
                                 2015      0.25         0.95 - 1.65       (3.24) - (2.56)
                                 2014      0.02         0.95 - 1.65           4.30 - 5.03
                                 2013      0.29         0.95 - 1.65         33.65 - 34.59

  FTVIPT Franklin Income VIP     2017      4.15         0.95 - 1.85           4.28 - 8.64
     Sub-Account                 2016      5.01         0.95 - 1.85         11.93 - 12.95
                                 2015      4.64         0.95 - 1.85       (8.76) - (7.93)
                                 2014      4.95         0.95 - 1.85           2.70 - 3.63
                                 2013      6.43         0.95 - 1.85         11.85 - 12.86



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  FTVIPT Franklin Mutual       2017       113,949    32.68 - 37.89       3,922,157
     Shares VIP Sub-Account    2016       122,275    30.66 - 34.25       3,942,631
                               2015       129,815    26.86 - 29.84       3,653,863
                               2014       143,131    28.72 - 31.74       4,285,026
                               2013       155,912    27.26 - 29.95       4,416,458

  FTVIPT Franklin Small Cap    2017       232,182    17.42 - 42.86       4,131,028
     Value VIP Sub-Account     2016       240,405    15.98 - 16.85       3,903,614
                               2015       264,433    12.46 - 13.07       3,343,147
                               2014       264,065    13.66 - 14.25       3,653,630
                               2013       276,727    13.79 - 14.30       3,859,159

  FTVIPT Templeton Foreign     2017       467,004    16.12 - 41.12      12,194,033
     VIP Sub-Account           2016       514,287    14.04 - 35.70      11,685,523
                               2015       535,764    13.32 - 33.74      11,534,530
                               2014       549,503    14.48 - 36.56      12,938,516
                               2013       566,485    16.57 - 41.67      15,302,372

  FTVIPT Templeton Global      2017       566,437    18.29 - 20.50      10,736,739
     Bond VIP Sub-Account      2016       589,940    18.39 - 20.30      11,126,544
                               2015       612,689    18.13 - 19.91      11,391,228
                               2014       628,702    19.24 - 21.01      12,391,360
                               2013       660,456    19.18 - 20.82      12,966,506

  Invesco V.I. Equity and      2017       705,753    25.40 - 28.15      18,649,182
     Income Sub-Account        2016       771,024    23.31 - 25.65      18,652,644
                               2015       836,877    20.64 - 22.55      17,872,666
                               2014       883,170    21.54 - 23.37      19,615,976
                               2013       918,647    20.13 - 21.69      19,012,356

  Invesco V.I. International   2017       306,466    15.72 - 39.43      10,924,135
     Growth Sub-Account        2016       331,644    12.96 - 32.43       9,786,471
                               2015       343,336    13.20 - 32.97      10,351,518
                               2014       351,843    13.71 - 34.18      11,092,683
                               2013       378,037    13.85 - 34.47      11,901,262

  LMPVET ClearBridge Variable  2017       737,419     1.04 - 34.83      18,447,695
     Aggressive Growth         2016       635,486    16.82 - 30.24      16,840,229
     Sub-Account               2015       659,012    16.99 - 30.16      17,489,432
                               2014       728,285    17.67 - 30.99      19,900,016
                               2013       807,266    15.00 - 25.98      18,593,341

  LMPVET ClearBridge Variable  2017       439,951     1.11 - 73.70      26,287,438
     Appreciation Sub-Account  2016       422,725    49.55 - 62.23      23,691,227
                               2015       454,520    46.01 - 57.24      23,566,939
                               2014       504,207    46.15 - 56.87      26,063,152
                               2013       545,502    42.38 - 51.73      25,776,634

  LMPVET ClearBridge Variable  2017       572,108    18.87 - 28.66      15,145,887
     Dividend Strategy         2016       664,108    16.10 - 24.31      14,930,164
     Sub-Account               2015       720,660    14.24 - 21.38      14,325,561
                               2014       796,590    15.14 - 22.59      16,774,613
                               2013       851,387    13.55 - 20.09      15,989,944



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  FTVIPT Franklin Mutual       2017      2.22         0.95 - 1.65           1.65 - 7.33
     Shares VIP Sub-Account    2016      2.03         1.10 - 1.65         14.16 - 14.79
                               2015      3.03         1.10 - 1.65       (6.49) - (5.98)
                               2014      2.02         1.10 - 1.65           5.37 - 5.95
                               2013      2.05         1.10 - 1.65         26.16 - 26.86

  FTVIPT Franklin Small Cap    2017      0.51         0.95 - 1.55           8.51 - 9.61
     Value VIP Sub-Account     2016      0.82         0.95 - 1.50         28.25 - 28.96
                               2015      0.63         0.95 - 1.50       (8.77) - (8.26)
                               2014      0.62         0.95 - 1.50       (0.93) - (0.38)
                               2013      1.30         0.95 - 1.50         34.21 - 34.95

  FTVIPT Templeton Foreign     2017      2.57         1.30 - 1.90         14.50 - 15.40
     VIP Sub-Account           2016      1.96         1.30 - 1.90           5.16 - 6.00
                               2015      3.19         1.30 - 1.90       (8.25) - (7.61)
                               2014      1.84         1.30 - 1.90     (12.81) - (12.13)
                               2013      2.41         1.30 - 1.90         20.66 - 21.56

  FTVIPT Templeton Global      2017        --         0.95 - 1.55         (2.44) - 0.96
     Bond VIP Sub-Account      2016        --         0.95 - 1.50           1.41 - 1.97
                               2015      7.89         0.95 - 1.50       (5.73) - (5.21)
                               2014      5.11         0.95 - 1.50           0.32 - 0.87
                               2013      4.73         0.95 - 1.50           0.12 - 0.67

  Invesco V.I. Equity and      2017      1.44         0.95 - 1.65           5.61 - 9.74
     Income Sub-Account        2016      1.65         0.95 - 1.65         12.96 - 13.75
                               2015      2.31         0.95 - 1.65       (4.18) - (3.51)
                               2014      1.57         0.95 - 1.65           6.99 - 7.74
                               2013      1.53         0.95 - 1.65         22.84 - 23.71

  Invesco V.I. International   2017      1.24         0.95 - 1.55         15.47 - 21.57
     Growth Sub-Account        2016      1.17         0.95 - 1.50       (2.18) - (1.64)
                               2015      1.28         0.95 - 1.50       (4.07) - (3.54)
                               2014      1.38         0.95 - 1.50       (1.40) - (0.86)
                               2013      1.09         0.95 - 1.50         16.95 - 17.60

  LMPVET ClearBridge Variable  2017      0.50         0.95 - 1.95          4.65 - 15.19
     Aggressive Growth         2016      0.65         0.95 - 1.95         (1.01) - 0.25
     Sub-Account               2015      0.34         0.95 - 1.95       (3.83) - (2.66)
                               2014      0.17         0.95 - 1.95         17.76 - 19.26
                               2013      0.27         0.95 - 1.95         44.53 - 46.38

  LMPVET ClearBridge Variable  2017      1.18         0.95 - 1.90         11.16 - 18.42
     Appreciation Sub-Account  2016      1.31         0.95 - 1.90           7.70 - 8.73
                               2015      1.15         0.95 - 1.90         (0.31) - 0.64
                               2014      1.14         0.95 - 1.90           8.90 - 9.94
                               2013      1.28         0.95 - 1.90         27.56 - 28.77

  LMPVET ClearBridge Variable  2017      1.31         0.95 - 1.90         12.29 - 17.89
     Dividend Strategy         2016      1.41         0.95 - 1.90         12.68 - 13.69
     Sub-Account               2015      1.60         0.95 - 1.90       (6.19) - (5.34)
                               2014      2.00         0.95 - 1.90         11.40 - 12.41
                               2013      1.59         0.95 - 1.90         23.38 - 24.49



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  LMPVET ClearBridge Variable     2017         8,673    31.69 - 34.28         286,531
     Large Cap Growth             2016         8,139    25.68 - 27.67         216,950
     Sub-Account                  2015         9,250    24.37 - 26.15         233,660
                                  2014        11,166    22.62 - 24.18         261,685
                                  2013        14,900    20.22 - 21.53         311,557

  LMPVET ClearBridge Variable     2017        15,712    27.49 - 29.77         445,241
     Large Cap Value Sub-Account  2016        18,344    24.40 - 26.31         461,514
                                  2015        15,403    22.00 - 23.64         349,493
                                  2014        16,469    23.09 - 24.70         391,501
                                  2013        17,208    21.06 - 22.45         373,560

  LMPVET ClearBridge Variable     2017       174,563     1.14 - 39.84       4,979,166
     Small Cap Growth             2016       157,574    23.59 - 31.54       4,385,459
     Sub-Account                  2015       174,184    22.72 - 30.14       4,612,937
                                  2014       180,599    24.22 - 31.87       5,087,100
                                  2013       204,252    23.71 - 30.96       5,633,330

  LMPVET QS Variable              2017        89,801    24.70 - 27.71       2,336,136
     Conservative Growth          2016        97,631    22.12 - 24.68       2,269,182
     Sub-Account                  2015       110,832    20.93 - 23.22       2,433,690
                                  2014       121,761    21.53 - 23.76       2,748,787
                                  2013       147,638    20.87 - 22.90       3,213,463

  LMPVET QS Variable Growth       2017        58,448    23.47 - 25.52       1,420,325
     Sub-Account                  2016        67,986    20.00 - 21.65       1,411,867
                                  2015        72,554    18.74 - 20.21       1,409,068
                                  2014        71,544    19.48 - 20.93       1,440,406
                                  2013        72,225    18.92 - 21.30       1,407,293

  LMPVET QS Variable Moderate     2017         2,476    22.97 - 23.70          57,780
     Growth Sub-Account           2016         2,494    20.00 - 20.61          50,644
                                  2015         2,766    18.83 - 19.37          52,861
                                  2014         3,858    19.49 - 20.02          76,177
                                  2013         5,216    18.89 - 19.37          99,413

  LMPVIT Western Asset            2017       343,313     1.04 - 28.95       8,480,321
     Variable Global High Yield   2016       345,252    22.53 - 26.90       8,451,707
     Bond Sub-Account             2015       382,235    19.86 - 23.49       8,226,372
                                  2014       393,796    21.50 - 25.19       9,114,627
                                  2013       420,975    22.16 - 25.72       9,993,842

  Oppenheimer VA Main Street      2017       124,024    34.10 - 37.64       4,378,792
     Small Cap Sub-Account        2016       144,427    30.64 - 33.36       4,544,421
                                  2015       154,239    26.43 - 28.62       4,179,638
                                  2014       170,276    28.57 - 30.77       4,979,605
                                  2013       183,673    25.97 - 27.82       4,873,865

  PIMCO VIT High Yield            2017         5,354    23.10 - 24.03         124,773
     Sub-Account                  2016         5,406    22.00 - 22.83         119,830
                                  2015         6,064    19.86 - 20.57         121,278
                                  2014         8,179    20.49 - 21.19         168,442
                                  2013         8,155    20.13 - 20.77         164,889



                                                 FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2017      0.24         1.50 - 1.90        23.41 - 23.90
     Large Cap Growth             2016      0.50         1.50 - 1.90          5.37 - 5.79
     Sub-Account                  2015      0.44         1.50 - 1.90          7.73 - 8.16
                                  2014      0.46         1.50 - 1.90        11.85 - 12.29
                                  2013      0.46         1.50 - 1.90        35.26 - 35.80

  LMPVET ClearBridge Variable     2017      1.35         1.50 - 1.90        12.68 - 13.13
     Large Cap Value Sub-Account  2016      1.57         1.50 - 1.90        10.87 - 11.32
                                  2015      1.42         1.50 - 1.90      (4.70) - (4.31)
                                  2014      1.89         1.50 - 1.90         9.61 - 10.05
                                  2013      1.62         1.50 - 1.90        29.88 - 30.40

  LMPVET ClearBridge Variable     2017        --         0.95 - 1.90        14.70 - 23.09
     Small Cap Growth             2016        --         1.10 - 1.90          3.81 - 4.65
     Sub-Account                  2015        --         1.10 - 1.90      (6.18) - (5.42)
                                  2014        --         1.10 - 1.90          2.12 - 2.94
                                  2013      0.05         1.10 - 1.90        44.28 - 45.44

  LMPVET QS Variable              2017      2.35         1.10 - 1.65        11.70 - 12.31
     Conservative Growth          2016      2.28         1.10 - 1.65          5.67 - 6.26
     Sub-Account                  2015      1.92         1.10 - 1.65      (2.80) - (2.27)
                                  2014      2.43         1.10 - 1.65          3.19 - 3.76
                                  2013      2.14         1.10 - 1.65        13.45 - 14.07

  LMPVET QS Variable Growth       2017      1.73         1.25 - 1.65        17.39 - 17.86
     Sub-Account                  2016      1.45         1.25 - 1.65          6.72 - 7.15
                                  2015      1.39         1.25 - 1.65      (3.83) - (3.45)
                                  2014      1.77         1.25 - 1.65          2.97 - 3.39
                                  2013      1.65         0.95 - 1.65        24.43 - 25.30

  LMPVET QS Variable Moderate     2017      2.19         1.50 - 1.65        14.82 - 14.99
     Growth Sub-Account           2016      2.02         1.50 - 1.65          6.23 - 6.39
                                  2015      1.68         1.50 - 1.65      (3.39) - (3.25)
                                  2014      1.70         1.50 - 1.65          3.19 - 3.34
                                  2013      1.44         1.50 - 1.65        19.83 - 20.01

  LMPVIT Western Asset            2017      5.22         0.95 - 1.90          3.77 - 7.63
     Variable Global High Yield   2016      6.14         0.95 - 1.90        13.43 - 14.51
     Bond Sub-Account             2015      6.06         0.95 - 1.90      (7.61) - (6.73)
                                  2014      6.89         0.95 - 1.90      (3.01) - (2.09)
                                  2013      6.04         0.95 - 1.90          4.27 - 5.27

  Oppenheimer VA Main Street      2017      0.63         0.95 - 1.55         7.39 - 12.84
     Small Cap Sub-Account        2016      0.25         0.95 - 1.50        15.92 - 16.56
                                  2015      0.64         0.95 - 1.50      (7.49) - (6.98)
                                  2014      0.63         0.95 - 1.50         9.99 - 10.60
                                  2013      0.70         0.95 - 1.50        38.53 - 39.29

  PIMCO VIT High Yield            2017      4.87         1.30 - 1.50          5.03 - 5.23
     Sub-Account                  2016      5.22         1.30 - 1.50        10.77 - 10.99
                                  2015      5.25         1.30 - 1.50      (3.11) - (2.91)
                                  2014      5.29         1.30 - 1.50          1.80 - 2.01
                                  2013      5.44         1.30 - 1.50          4.16 - 4.37



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                        UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------  ---------------  --------------  -------------  ----------------  ----------------
  PIMCO VIT Low Duration      2017         3,972    14.82 - 15.07          59,454      1.34         1.40 - 1.50      (0.16) - (0.06)
     Sub-Account              2016         4,155    14.85 - 15.08          62,277      1.49         1.40 - 1.50        (0.10) - 0.00
                              2015         4,350    14.86 - 15.08          65,235      3.41         1.40 - 1.50      (1.18) - (1.08)
                              2014         4,667    15.04 - 15.24          70,817      1.10         1.40 - 1.50      (0.65) - (0.55)
                              2013         7,603    15.14 - 15.33         116,235      1.48         1.40 - 1.50      (1.62) - (1.52)

  Pioneer VCT Mid Cap Value   2017        44,335    52.59 - 61.70       2,454,357      0.62         0.95 - 1.65         4.86 - 11.80
     Sub-Account              2016        46,933    47.36 - 55.19       2,336,394      0.47         0.95 - 1.65        14.33 - 15.13
                              2015        47,288    41.43 - 47.94       2,051,323      0.55         0.95 - 1.65      (7.89) - (7.24)
                              2014        50,993    44.97 - 51.68       2,392,128      0.65         0.95 - 1.65        12.92 - 13.71
                              2013        53,861    39.83 - 45.45       2,228,875      0.75         0.95 - 1.65        30.58 - 31.50

  Pioneer VCT Real Estate     2017           394            30.83          12,151      2.31                1.65                 1.61
     Shares Sub-Account       2016           396            30.34          12,007      3.24                1.65                 4.09
                              2015           397            29.15          11,585      2.07                1.65                 2.81
                              2014           399            28.35          11,317      2.34                1.65                28.42
                              2013           401            22.08           8,850      2.14                1.65               (0.12)

  Putnam VT Equity Income     2017         2,588    33.58 - 36.91          87,866      1.68         0.75 - 1.40        17.13 - 17.89
     Sub-Account              2016         2,546    28.67 - 31.31          73,748      1.58         0.75 - 1.40        12.06 - 12.79
                              2015         1,969    25.59 - 27.75          51,000      1.61         0.75 - 1.40      (4.39) - (3.77)
                              2014         1,982    26.76 - 28.84          53,627      2.11         0.75 - 1.40        11.09 - 11.82
                              2013         2,885    24.09 - 25.79          70,888      1.95         0.75 - 1.40        30.58 - 31.43

  Putnam VT Multi-Cap Growth  2017        17,982            14.49         260,560      0.85                1.40                27.76
     Sub-Account              2016        18,697            11.34         212,052      0.98                1.40                 6.56
                              2015        20,399            10.64         217,119      0.72                1.40               (1.46)
                              2014        28,619            10.80         309,120      0.52                1.40                12.22
                              2013        27,777             9.62         267,354      0.73                1.40                34.85

  Russell Global Real Estate  2017           215            40.19           8,645      3.67                1.40                10.25
     Securities Sub-Account   2016           215            36.45           7,841      4.56                1.40                 1.59
                              2015           215            35.88           7,718      1.63                1.40               (1.15)
                              2014           215            36.30           7,807      3.29                1.40                13.15
                              2013           215            32.08           6,900      3.99                1.40                 2.21

  Russell International       2017           959            14.85          14,238      2.66                1.40                23.24
     Developed Markets        2016           959            12.05          11,552      3.26                1.40                 0.94
     Sub-Account              2015           959            11.94          11,445      1.14                1.40               (2.69)
                              2014           959            12.26          11,761      1.95                1.40               (5.78)
                              2013           959            13.02          12,482      2.00                1.40                20.22

  Russell Strategic Bond      2017         1,250            19.42          24,270      1.35                1.40                 2.42
     Sub-Account              2016         1,250            18.96          23,697      1.60                1.40                 1.67
                              2015         1,250            18.65          23,307      2.39                1.40               (1.53)
                              2014         1,250            18.94          23,669      1.55                1.40                 3.99
                              2013         1,250            18.21          22,762      1.43                1.40               (2.82)

  Russell U.S. Small Cap      2017           206            23.49           4,847      0.18                1.40                13.88
     Equity Sub-Account       2016           206            20.63           4,257      0.84                1.40                17.01
                              2015           206            17.63           3,638      0.66                1.40               (8.48)
                              2014           206            19.26           3,975      0.25                1.40                 0.15
                              2013           206            19.24           3,969      0.44                1.40                38.06



              BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
            OF BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------   ------------------------------------------------
                                                      UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                       LOWEST TO          NET          INCOME          LOWEST TO        LOWEST TO
                                         UNITS        HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                     ------------  ---------------  -------------   -------------  ----------------  ---------------
  Russell U.S. Strategic       2017         2,931            18.36         53,811       1.02                1.40               19.12
     Equity Sub-Account        2016         2,931            15.41         45,173       1.03                1.40                9.10
                               2015         2,931            14.13         41,406       0.81                1.40              (0.30)
                               2014         2,931            14.17         41,531       1.16                1.40               10.15
                               2013         2,931            12.86         37,705       1.21                1.40               31.07

  TAP 1919 Variable Socially   2017           322    45.45 - 47.23         15,055       1.07         1.50 - 1.65       14.84 - 15.01
     Responsive Balanced       2016           340    39.58 - 41.07         13,795       0.85         1.50 - 1.65         4.50 - 4.65
     Sub-Account               2015           437    37.87 - 39.24         16,859       1.42         1.50 - 1.65     (3.32) - (3.18)
                               2014           342    39.18 - 40.53         13,703       0.66         1.50 - 1.65         7.52 - 7.68
                               2013           770    36.44 - 37.64         28,829       1.79         1.50 - 1.65       16.76 - 16.94

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund, portfolio or series net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying fund, portfolio or series of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

              Index to Financial Statements, Notes and Schedules

                                                                                                         Page
                                                                                                    ---------
Report of Independent Registered Public Accounting Firm............................................    2
Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016
  and 2015:
 Balance Sheets....................................................................................    3
 Statements of Operations..........................................................................    4
 Statements of Comprehensive Income (Loss).........................................................    5
 Statements of Stockholder's Equity................................................................    6
 Statements of Cash Flows..........................................................................    7
Notes to the Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..........    8
 Note 2 -- Segment Information.....................................................................    17
 Note 3 -- Insurance...............................................................................    20
 Note 4 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.....    23
 Note 5 -- Reinsurance.............................................................................    26
 Note 6 -- Investments.............................................................................    30
 Note 7 -- Derivatives.............................................................................    37
 Note 8 -- Fair Value..............................................................................    42
 Note 9 -- Equity..................................................................................    50
 Note 10 -- Other Expenses.........................................................................    52
 Note 11 -- Income Tax.............................................................................    53
 Note 12 -- Contingencies, Commitments and Guarantees..............................................    55
 Note 13 -- Related Party Transactions.............................................................    56
Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015
 Schedule I -- Summary of Investments -- Other Than Investments in Related Parties.................    59
 Schedule III -- Supplementary Insurance Information...............................................    60
 Schedule IV -- Reinsurance........................................................................    62

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company of NY

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Brighthouse Life Insurance Company of NY (the "Company") as of December 31, 2017 and 2016, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 22, 2018

We have served as the Company's auditor since 2000.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                Balance Sheets
                          December 31, 2017 and 2016

                (In thousands, except share and per share data)

                                                                                                         2017           2016
                                                                                                    -------------- --------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $2,165,134
 and $1,870,654, respectively)..................................................................... $    2,221,563 $    1,878,514
Mortgage loans (net of valuation allowances of $1,747 and $1,775, respectively)....................        394,863        406,085
Other invested assets, at estimated fair value.....................................................          3,784          8,656
                                                                                                    -------------- --------------
   Total investments...............................................................................      2,620,210      2,293,255
Cash and cash equivalents, principally at estimated fair value.....................................         86,154         18,583
Accrued investment income..........................................................................         18,323         16,626
Premiums, reinsurance and other receivables........................................................        572,609        354,939
Deferred policy acquisition costs and value of business acquired...................................        131,059         85,173
Current income tax recoverable.....................................................................             --         57,736
Other assets.......................................................................................         36,317         48,285
Separate account assets............................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total assets................................................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $      674,046 $      627,007
Policyholder account balances......................................................................      1,343,330      1,202,350
Other policy-related balances......................................................................         12,733          7,285
Payables for collateral under derivative transactions..............................................          5,384          8,942
Current income tax payable.........................................................................          2,064             --
Deferred income tax liability......................................................................        112,498        219,839
Other liabilities..................................................................................        471,130        112,441
Separate account liabilities.......................................................................      5,021,633      4,758,449
                                                                                                    -------------- --------------
    Total liabilities..............................................................................      7,642,818      6,936,313
                                                                                                    -------------- --------------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $10 per share; 200,000 shares authorized, issued and outstanding...........          2,000          2,000
Additional paid-in capital.........................................................................        415,931        340,931
Retained earnings..................................................................................        395,928        349,395
Accumulated other comprehensive income (loss)......................................................         29,628          4,407
                                                                                                    -------------- --------------
    Total stockholder's equity.....................................................................        843,487        696,733
                                                                                                    -------------- --------------
    Total liabilities and stockholder's equity..................................................... $    8,486,305 $    7,633,046
                                                                                                    ============== ==============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                      2017         2016         2015
                                                                                  -----------  -----------  -----------
Revenues
Premiums......................................................................... $    26,268  $    50,739  $    71,872
Universal life and investment-type product policy fees...........................     103,736      103,000      110,905
Net investment income............................................................      86,327       57,780       52,944
Other revenues...................................................................     (46,266)      29,192       (9,465)
Net investment gains (losses)....................................................      (1,178)      (3,737)       4,399
Net derivative gains (losses)....................................................    (157,222)      67,726       65,000
                                                                                  -----------  -----------  -----------
  Total revenues.................................................................      11,665      304,700      295,655
                                                                                  -----------  -----------  -----------
Expenses
Policyholder benefits and claims.................................................      (4,774)      51,980       49,400
Interest credited to policyholder account balances...............................      39,423       39,914       52,133
Amortization of deferred policy acquisition costs and value of business acquired.     (39,997)      23,217      103,826
Other expenses...................................................................      65,953       57,027       65,213
                                                                                  -----------  -----------  -----------
  Total expenses.................................................................      60,605      172,138      270,572
                                                                                  -----------  -----------  -----------
Income (loss) before provision for income tax....................................     (48,940)     132,562       25,083
Provision for income tax expense (benefit).......................................    (100,725)      42,152        1,988
                                                                                  -----------  -----------  -----------
Net income (loss)................................................................ $    51,785  $    90,410  $    23,095
                                                                                  ===========  ===========  ===========

              See accompanying notes to the financial statements

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                       2017        2016        2015
                                                                                    ----------  ----------  ----------
Net income (loss).................................................................. $   51,785  $   90,410  $   23,095
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets.....................     34,971      (3,066)    (55,353)
  Unrealized gains (losses) on derivatives.........................................     (4,248)      1,529       2,760
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), before income tax...............................     30,723      (1,537)    (52,593)
Income tax (expense) benefit related to items of other comprehensive income (loss).     (5,502)        538      18,408
                                                                                    ----------  ----------  ----------
Other comprehensive income (loss), net of income tax...............................     25,221        (999)    (34,185)
                                                                                    ----------  ----------  ----------
Comprehensive income (loss)........................................................ $   77,006  $   89,411  $  (11,090)
                                                                                    ==========  ==========  ==========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                                Accumulated
                                                                   Additional                      Other          Total
                                                        Common      Paid-in        Retained    Comprehensive  Stockholder's
                                                        Stock       Capital        Earnings    Income (Loss)     Equity
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2014......................... $     2,000 $     340,931 $     235,890  $      39,591  $     618,412
Net income (loss)....................................                                  23,095                        23,095
Other comprehensive income (loss), net of income tax.                                                (34,185)       (34,185)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2015.........................       2,000       340,931       258,985          5,406        607,322
Net income (loss)....................................                                  90,410                        90,410
Other comprehensive income (loss), net of income tax.                                                   (999)          (999)
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2016.........................       2,000       340,931       349,395          4,407        696,733
Capital contribution.................................                    75,000                                      75,000
Net income (loss)....................................                                  51,785                        51,785
Effect of change in accounting principle (Note 1)....                                  (5,252)         5,252             --
Other comprehensive income (loss), net of income tax.                                                 19,969         19,969
                                                      ----------- ------------- -------------  -------------  -------------
Balance at December 31, 2017......................... $     2,000 $     415,931 $     395,928  $      29,628  $     843,487
                                                      =========== ============= =============  =============  =============

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                (In thousands)

                                                                                             2017         2016          2015
                                                                                         -----------  ------------  -----------
Cash flows from operating activities
Net income (loss)....................................................................... $    51,785  $     90,410  $    23,095
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Depreciation and amortization expenses.................................................       1,826         3,534        1,408
 Amortization of premiums and accretion of discounts associated with investments, net...       4,390          (828)      (1,918)
 (Gains) losses on investments, net.....................................................       1,178         3,737       (4,399)
 (Gains) losses on derivatives, net.....................................................      56,628       (44,031)     (41,794)
 Interest credited to policyholder account balances.....................................      39,423        39,914       52,133
 Universal life and investment-type product policy fees.................................    (103,736)     (103,000)    (110,905)
 Change in accrued investment income....................................................      (1,686)         (404)      (1,048)
 Change in premiums, reinsurance and other receivables..................................    (290,764)      433,724        2,601
 Change in deferred policy acquisition costs and value of business acquired, net........     (57,086)       18,241       99,059
 Change in income tax...................................................................     (58,293)       44,325      (78,460)
 Change in other assets.................................................................     102,321       103,403      102,648
 Change in future policy benefits and other policy-related balances.....................      52,287        77,708       68,764
 Change in other liabilities............................................................     354,777      (334,195)      12,764
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) operating activities.....................................     153,050       332,538      123,948
                                                                                         -----------  ------------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..............................................................     548,721       140,236      364,194
 Mortgage loans.........................................................................      42,363        42,446       23,593
Purchases of:
 Fixed maturity securities..............................................................    (845,133)     (379,993)    (372,108)
 Mortgage loans.........................................................................     (30,679)      (44,325)     (45,240)
Cash received in connection with freestanding derivatives...............................         729            54          786
Cash paid in connection with freestanding derivatives...................................        (118)          (25)        (822)
Net change in short-term investments....................................................         (12)       18,487       (6,380)
Net change in other invested assets.....................................................          (6)            2          414
Other, net..............................................................................          --           183           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) investing activities.....................................    (284,135)     (222,935)     (35,563)
                                                                                         -----------  ------------  -----------
Cash flows from financing activities
Policyholder account balances:
 Deposits...............................................................................     253,911        50,745       56,728
 Withdrawals............................................................................    (126,697)     (156,717)    (146,131)
Net change in payables for collateral under derivative transactions.....................      (3,558)        5,642        3,300
Capital contribution....................................................................      75,000            --           --
                                                                                         -----------  ------------  -----------
Net cash provided by (used in) financing activities.....................................     198,656      (100,330)     (86,103)
                                                                                         -----------  ------------  -----------
Change in cash and cash equivalents.....................................................      67,571         9,273        2,282
Cash and cash equivalents, beginning of year............................................      18,583         9,310        7,028
                                                                                         -----------  ------------  -----------
Cash and cash equivalents, end of year.................................................. $    86,154  $     18,583  $     9,310
                                                                                         ===========  ============  ===========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Income tax............................................................................. $   (42,132) $     (1,314) $    80,448
                                                                                         ===========  ============  ===========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates........................... $        --  $    552,113  $        --
                                                                                         ===========  ============  ===========
 Transfer of mortgage loans from former affiliates...................................... $        --  $    266,557  $        --
                                                                                         ===========  ============  ===========

              See accompanying notes to the financial statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BHNY" and the "Company" refer to Brighthouse Life Insurance Company of NY, a New York domiciled life insurance company. Brighthouse Life Insurance Company of NY is a wholly-owned subsidiary of Brighthouse Life Insurance Company, which is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Company markets and/or administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

   The Company is organized into two segments: Annuities and Life.

   On January 12, 2016, MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from First MetLife Investors Insurance Company to Brighthouse Life Insurance Company of NY.

   On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business, and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and the Company to Brighthouse Life Insurance. On
July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC, an intermediate holding company, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc, representing 80.8% of MetLife Inc.'s interest in Brighthouse, to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Reclassifications

    Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                    Note
------------------------------------------------------------------------------------------
Insurance                                                                            3
------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles  4
------------------------------------------------------------------------------------------
Reinsurance                                                                          5
------------------------------------------------------------------------------------------
Investments                                                                          6
------------------------------------------------------------------------------------------
Derivatives                                                                          7
------------------------------------------------------------------------------------------
Fair Value                                                                           8
------------------------------------------------------------------------------------------
Income Tax                                                                           11
------------------------------------------------------------------------------------------
Litigation Contingencies                                                             12

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, policy renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      The Company issues directly, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or
   (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
   (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

      Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

      Guarantees accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees, and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

   .   incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 4 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment issue exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the reinsured portions of these guarantees are accounted for as embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 6 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 6.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Other Invested Assets

      Other invested assets consist of freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and is a party to certain reinsurance agreements that have embedded derivatives.

      The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 - Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities, see
  Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 11 for more information.

  Litigation Contingencies

    The Company may be a party to legal actions or regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact, if any, on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Computer Software

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $0 and $12.4 million at December 31, 2017 and 2016, respectively. Accumulated amortization of capitalized software was $0 and $5.9 million at December 31, 2017 and 2016, respectively. Related amortization expense was $544 thousand, $2.2 million and $13 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included in the balance sheet. Within its statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the financial statements.

   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its financial statements.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220 provide an option   January 1, 2019     The Company elected to early
Comprehensive Income      to reclassify stranded tax effects within AOCI  applied in the      adopt the ASU as of December 31,
(Topic 220)-              to retained earnings in each period in which    period of adoption  2017 and reclassified $5.3 million
Reclassification of       the effect of the change in the U.S. federal    (with early         from AOCI into retained earnings
Certain Tax Effects from  corporate income tax rate in the Tax Act of     adoption            related to the impact of the Tax
Accumulated Other         2017 (or portion thereof) is recorded.          permitted)          Act of 2017. See Notes 9 and 11.
Comprehensive Income
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815 (i) refine and      January 1, 2019     The Company does not expect a
Derivatives and Hedging   expand the criteria for achieving hedge         using the modified  material impact on the Company's
(Topic 815): Targeted     accounting on certain hedging strategies, (ii)  retrospective       financial statements from adoption
Improvements to           require the earnings effect of the hedging      method (with early  of the new guidance.
Accounting for Hedging    instrument be presented in the same line item   adoption
Activities                in which the earnings effect of the hedged      permitted)
                          item is reported, and (iii) eliminate the
                          requirement to separately measure and report
                          hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic 326 replace the         January 1, 2020     The Company is currently
Instruments - Credit      incurred loss impairment methodology for        using the modified  evaluating the impact of this
Losses (Topic 326):       certain financial instruments with one that     retrospective       guidance on its financial
Measurement of Credit     reflects expected credit losses based on        method (with early  statements. We expect the most
Losses on Financial       historical loss information, current            adoption permitted  significant impacts to be earlier
Instruments               conditions, and reasonable and supportable      beginning           recognition of impairments on
                          forecasts. The new guidance also requires that  January 1, 2019)    mortgage loan investments.
                          an other-than-temporary impairment ("OTTI") on
                          a debt security will be recognized as an
                          allowance going forward, such that
                          improvements in expected future cash flows
                          after an impairment will no longer be
                          reflected as a prospective yield adjustment
                          through net investment income, but rather a
                          reversal of the previous impairment and
                          recognized through realized investment gains
                          and losses.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are impacted, the      January 1, 2018     No impact on the Company's
from Contracts with       guidance will require an entity to recognize    using the           financial statements.
Customers (Topic 606)     revenue upon the transfer of promised goods or  retrospective
                          services to customers in an amount that         method
                          reflects the consideration to which the entity
                          expects to be entitled, in exchange for those
                          goods or services.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information

   The Company is organized into two segments: Annuities and Life. In addition, the Company reports certain of its results of operations in Corporate & Other.

Annuities

   The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment consists of life insurance products and services, including term, universal and whole life designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and expenses associated with certain legal proceedings, as well as income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's former U.S. insurance business sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, and revenues costs related to non-core products.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

   The following are the significant items excluded from total expenses in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's financial statements, except for adjusted earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon:
(i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                    Operating Results
                                            --------------------------------
                                                                   Corporate
Year Ended December 31, 2017                Annuities     Life      & Other      Total
------------------------------------------- ---------- ---------- ----------  -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   65,637 $    2,692  $    6,824  $    75,153
Provision for income tax expense (benefit).     16,104      1,533    (74,929)     (57,292)
                                            ---------- ---------- ----------  -----------
  Adjusted earnings........................ $   49,533 $    1,159  $   81,753      132,445
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                        (1,178)
Net derivative gains (losses)..............                                      (157,222)
Other adjustments to net income............                                         34,307
Provision for income tax (expense) benefit.                                         43,433
                                                                              -----------
  Net income (loss)........................                                    $    51,785
                                                                              ===========

Interest revenue........................... $   57,142 $   19,078 $   10,433

                                                       Corporate
  At December 31, 2017           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 7,219,139 $  662,546 $  604,620 $ 8,486,305
  Separate account assets...... $ 5,021,633 $       -- $       -- $ 5,021,633
  Separate account liabilities. $ 5,021,633 $       -- $       -- $ 5,021,633

                                                   Operating Results
                                            --------------------------------
                                                                  Corporate
Year Ended December 31, 2016                Annuities     Life     & Other      Total
------------------------------------------- ---------- ---------- ---------- ----------
                                                           (In thousands)
Pre-tax adjusted earnings.................. $   52,855 $   40,561 $    9,665  $  103,081
Provision for income tax expense (benefit).     14,623     14,197      3,014      31,834
                                            ---------- ---------- ---------- ----------
  Adjusted earnings........................ $   38,232 $   26,364 $    6,651  $   71,247
                                            ========== ========== ==========
Adjustments for:
Net investment gains (losses)..............                                      (3,737)
Net derivative gains (losses)..............                                       67,726
Other adjustments to net income............                                     (34,508)
Provision for income tax (expense) benefit.                                     (10,318)
                                                                             ----------
  Net income (loss)........................                                  $   90,410
                                                                             ==========

Interest revenue........................... $   27,747 $   17,108 $   13,204

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

2. Segment Information (continued)

                                                       Corporate
  At December 31, 2016           Annuities     Life     & Other      Total
  ----------------------------- ----------- ---------- ---------- -----------
                                               (In thousands)
  Total assets................. $ 6,708,803 $  342,592 $  581,651 $ 7,633,046
  Separate account assets...... $ 4,758,449 $       -- $       -- $ 4,758,449
  Separate account liabilities. $ 4,758,449 $       -- $       -- $ 4,758,449

                                                    Operating Results
                                            ----------------------------------
                                                                    Corporate
Year Ended December 31, 2015                Annuities      Life      & Other      Total
------------------------------------------- ---------- -----------  ---------- -----------
                                                            (In thousands)
Pre-tax adjusted earnings.................. $   20,794     (60,934) $   11,842 $   (28,298)
Provision for income tax expense (benefit).      1,139     (21,327)      3,493     (16,695)
                                            ---------- -----------  ---------- -----------
  Adjusted earnings........................ $   19,655 $   (39,607) $    8,349 $   (11,603)
                                            ========== ===========  ==========
Adjustments for:
Net investment gains (losses)..............                                          4,399
Net derivative gains (losses)..............                                         65,000
Other adjustments to net income............                                        (16,018)
Provision for income tax (expense) benefit.                                        (18,683)
                                                                               -----------
  Net income (loss)........................                                    $    23,095
                                                                               ===========

Interest revenue........................... $   23,210 $    15,432  $   14,516

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                     Years Ended December 31,
                              ---------------------------------------
                                  2017          2016         2015
                              ------------  ------------ ------------
                                          (In thousands)
           Annuities......... $    106,762  $    125,308 $    139,102
           Life..............       36,646        86,089       56,322
           Corporate & Other.       12,789        15,135       16,771
           Adjustments.......     (144,532)       78,168       83,460
                              ------------  ------------ ------------
             Total........... $     11,665  $    304,700 $    295,655
                              ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                ----------------------------------------
                                    2017         2016          2015
                                ------------ ------------- -------------
                                             (In thousands)
       Annuity products........ $     63,813 $     112,018 $     130,167
       Life insurance products.       19,925        70,913        43,145
                                ------------ ------------- -------------
         Total................. $     83,738 $     182,931 $     173,312
                                ============ ============= =============

   All of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


3. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2017           2016
                                   -------------- --------------
                                          (In thousands)
                Annuities......... $    1,675,039 $    1,504,773
                Life..............        346,084        322,319
                Corporate & Other.          8,986          9,550
                                   -------------- --------------
                  Total........... $    2,030,109 $    1,836,642
                                   ============== ==============

   See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.
   Future policy benefits are measured as follows:

Product Type:               Measurement Assumptions:
-------------------------------------------------------------------------------------------------------------------------
Nonparticipating life       Aggregate of the present value of expected future benefit payments and related expenses
  insurance                   less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 5%.
-------------------------------------------------------------------------------------------------------------------------
Individual and group fixed  Present value of expected future payments. Interest rate assumptions used in establishing
  annuities after             such liabilities range from 3% to 6%.
  annuitization

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in
Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:                                     Measurement Assumptions:
------------------------------------------------------------------------------------
GMDBs  . A return of purchase payment upon    . Present value of expected death
          death even if the account value is     benefits in excess of the
          reduced to zero.                       projected account balance
                                                 recognizing the excess ratably
                                                 over the accumulation period based
                                                 on the present value of total
                                                 expected assessments.
       . An enhanced death benefit may be     . Assumptions are consistent with
          available for an additional fee.       those used for amortizing DAC, and
                                                 are thus subject to the same
                                                 variability and risk.
                                              . Investment performance and
                                                 volatility assumptions are
                                                 consistent with the historical
                                                 experience of the appropriate
                                                 underlying equity index, such as
                                                 the Standard & Poor's Global
                                                 Ratings ("S&P") 500 Index.
                                              . Benefit assumptions are based on
                                                 the average benefits payable over
                                                 a range of scenarios.
------------------------------------------------------------------------------------
GMIBs  . After a specified period of time     . Present value of expected income
          determined at the time of issuance     benefits in excess of the
          of the variable annuity contract,      projected account balance at any
          a minimum accumulation of purchase     future date of annuitization and
          payments, even if the account          recognizing the excess ratably
          value is reduced to zero, that can     over the accumulation period based
          be annuitized to receive a monthly     on present value of total expected
          income stream that is not less         assessments.
          than a specified amount.
       . Certain contracts also provide for   . Assumptions are consistent with
          a guaranteed lump sum return of        those used for estimating GMDB
          purchase premium in lieu of the        liabilities.
          annuitization benefit.
                                              . Calculation incorporates an
                                                 assumption for the percentage of
                                                 the potential annuitizations that
                                                 may be elected by the contract
                                                 holder.
------------------------------------------------------------------------------------
GMWBs  . A return of purchase payment via     . Expected value of the life
          partial withdrawals, even if the       contingent payments and expected
          account value is reduced to zero,      assessments using assumptions
          provided that cumulative               consistent with those used for
          withdrawals in a contract year do      estimating the GMDB liabilities.
          not exceed a certain limit.
       . Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                       Annuity Contracts
                                   -------------------------
                                      GMDBs        GMIBs         Total
                                   -----------  ------------ ------------
                                               (In thousands)
     Direct
     Balance at January 1, 2015... $     7,152  $     96,726 $    103,878
     Incurred guaranteed benefits.       1,175        20,004       21,179
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,089       116,730      124,819
     Incurred guaranteed benefits.       2,272        32,338       34,610
     Paid guaranteed benefits.....        (560)            1         (559)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.       9,801       149,069      158,870
     Incurred guaranteed benefits.       2,675        22,559       25,234
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,465  $    171,628 $    184,093
                                   ===========  ============ ============
     Ceded
     Balance at January 1, 2015... $     7,152  $     32,487 $     39,639
     Incurred guaranteed benefits.       1,664         7,433        9,097
     Paid guaranteed benefits.....        (238)           --         (238)
                                   -----------  ------------ ------------
     Balance at December 31, 2015.       8,578        39,920       48,498
     Incurred guaranteed benefits.       2,215        11,570       13,785
     Paid guaranteed benefits.....        (560)           --         (560)
                                   -----------  ------------ ------------
     Balance at December 31, 2016.      10,233        51,490       61,723
     Incurred guaranteed benefits.       2,547         9,386       11,933
     Paid guaranteed benefits.....         (11)           --          (11)
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $    12,769  $     60,876 $     73,645
                                   ===========  ============ ============
     Net
     Balance at January 1, 2015... $        --  $     64,239 $     64,239
     Incurred guaranteed benefits.        (489)       12,571       12,082
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2015.        (489)       76,810       76,321
     Incurred guaranteed benefits.          57        20,768       20,825
     Paid guaranteed benefits.....          --             1            1
                                   -----------  ------------ ------------
     Balance at December 31, 2016.        (432)       97,579       97,147
     Incurred guaranteed benefits.         128        13,173       13,301
     Paid guaranteed benefits.....          --            --           --
                                   -----------  ------------ ------------
     Balance at December 31, 2017. $      (304) $    110,752 $    110,448
                                   ===========  ============ ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

3. Insurance (continued)

   Information regarding the Company's guarantee exposure was as follows at:

                                                                       December 31,
                                          -----------------------------------------------------------------------
                                                         2017                               2016
                                          ------------------------------     ------------------------------
                                               In the             At              In the             At
                                           Event of Death    Annuitization    Event of Death    Annuitization
                                          --------------    -------------    --------------    -------------
                                                                 (Dollars in thousands)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)..................  $  5,026,927     $  4,149,482      $  4,763,943     $  3,969,485
Separate account value...................  $  5,020,107     $  4,149,482      $  4,753,638     $  3,968,482
Net amount at risk.......................  $      5,262 (4) $    166,788 (5)  $     36,827 (4) $    209,926 (5)
Average attained age of contract holders.      66 years         66 years          66 years         65 years

 -------

 (1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

 (2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of guaranteed minimum benefits which have been reinsured.

 (3) Includes the contract holder's investments in the general account and separate account, if applicable.

 (4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

 (5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  -----------------------------
                                       2017           2016
                                  -------------- --------------
                                         (In thousands)
                 Fund Groupings:
                   Balanced...... $    3,099,888 $    2,945,952
                   Equity........      1,513,408      1,403,276
                   Bond..........        359,929        359,993
                   Money Market..         48,408         49,228
                                  -------------- --------------
                     Total....... $    5,021,633 $    4,758,449
                                  ============== ==============

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                          Years Ended December 31,
                                                                  ---------------------------------------
                                                                      2017          2016         2015
                                                                  ------------  -----------  ------------
                                                                               (In thousands)
DAC
Balance at January 1,                                             $     85,032  $   107,474  $    204,321
Capitalizations                                                         17,089        4,976         4,768
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)        50,228      (12,163)      (16,372)
 Other expenses                                                        (10,182)     (11,155)      (87,443)
                                                                  ------------  -----------  ------------
   Total amortization                                                   40,046      (23,318)     (103,815)
                                                                  ------------  -----------  ------------
Unrealized investment gains (losses)                                   (11,200)      (4,100)        2,200
                                                                  ------------  -----------  ------------
Balance at December 31,                                                130,967       85,032       107,474
                                                                  ------------  -----------  ------------
VOBA
Balance at January 1,                                                      141           40            51
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses)            --           --             5
 Other expenses                                                            (49)         101           (16)
                                                                  ------------  -----------  ------------
   Total amortization                                                      (49)         101           (11)
                                                                  ------------  -----------  ------------
Balance at December 31,                                                     92          141            40
                                                                  ------------  -----------  ------------
Total DAC and VOBA
Balance at December 31,                                           $    131,059  $    85,173  $    107,514
                                                                  ============  ===========  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                     ------------------------
                                         2017        2016
                                     ------------ -----------
                                          (In thousands)
                  Annuities          $    107,760 $    60,689
                  Life                     23,101      24,265
                  Corporate & Other           198         219
                                     ------------ -----------
                    Total            $    131,059 $    85,173
                                     ============ ===========

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

4. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

   Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                         -----------------------------------
                                             2017        2016        2015
                                         -----------  ----------  ----------
                                                    (In thousands)
   DSI
   Balance at January 1,................  $    29,647  $   37,114  $   41,176
   Capitalization.......................          155         350         452
   Amortization.........................        (479)     (7,017)     (5,014)
   Unrealized investment gains (losses).      (2,400)       (800)         500
                                         -----------  ----------  ----------
   Balance at December 31,..............  $    26,923  $   29,647  $   37,114
                                         ===========  ==========  ==========
   VODA
   Balance at January 1,................  $     9,862  $   11,222  $   12,616
   Amortization.........................      (1,283)     (1,360)     (1,394)
                                         -----------  ----------  ----------
   Balance at December 31,..............  $     8,579  $    9,862  $   11,222
                                         ===========  ==========  ==========
   Accumulated amortization.............  $    10,935  $    9,652  $    8,292
                                         ===========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                        VOBA        VODA
                                                      --------- ------------
                                                          (In thousands)
   2018.............................................. $      46 $      1,184
   2019.............................................. $      46 $      1,073
   2020.............................................. $      -- $        956
   2021.............................................. $      -- $        841
   2022.............................................. $      -- $        730

5. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.

Annuities

   For annuities, the Company currently reinsures to its parent Brighthouse Life Insurance Company and formerly reinsured to MLIC, 100% of the certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantees reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

Life

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

Catastrophe Coverage

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $17.0 million and $11.9 million of unsecured reinsurance recoverable balances with third-parties at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $17.1 million of net ceded reinsurance recoverables with third-parties. Of this total, $15.0 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured. At December 31, 2016, the Company had $11.9 million of net ceded reinsurance recoverables with third-parties. Of this total, $10.5 million, or 88%, were with the Company's five largest ceded reinsurers, all of which were unsecured.

   The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                       Years Ended December 31,
                                                               ----------------------------------------
                                                                   2017          2016          2015
                                                               ------------  ------------  ------------
                                                                            (In thousands)
Premiums
Direct premiums...............................................  $     93,196  $    109,733  $    122,110
Reinsurance ceded.............................................      (66,928)      (58,994)      (50,238)
                                                               ------------  ------------  ------------
  Net premiums................................................  $     26,268  $     50,739  $     71,872
                                                               ============  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.  $    107,605  $    106,830  $    114,850
Reinsurance ceded.............................................       (3,869)       (3,830)       (3,945)
                                                               ------------  ------------  ------------
  Net universal life and investment-type product policy fees..  $    103,736  $    103,000  $    110,905
                                                               ============  ============  ============
Other revenues
Direct other revenues.........................................  $     13,016  $     12,494  $     12,754
Reinsurance ceded.............................................      (59,282)        16,698      (22,219)
                                                               ------------  ------------  ------------
  Net other revenues.......................................... $    (46,266)  $     29,192 $     (9,465)
                                                               ============  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims.......................  $    105,551  $    128,420  $    138,574
Reinsurance ceded.............................................     (110,325)      (76,440)      (89,174)
                                                               ------------  ------------  ------------
  Net policyholder benefits and claims........................ $     (4,774)  $     51,980  $     49,400
                                                               ============  ============  ============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                         December 31,
                                             ---------------------------------------------------------------------
                                                            2017                               2016
                                             ---------------------------------- ----------------------------------
                                                                       Total                              Total
                                                                      Balance                            Balance
                                               Direct      Ceded       Sheet      Direct      Ceded       Sheet
                                             ---------- ----------- ----------- ---------- ----------- -----------
                                                                        (In thousands)
Assets
Premiums, reinsurance and other receivables. $   20,852 $   551,757 $   572,609 $   19,005 $   335,934 $   354,939

Liabilities
Other policy-related balances............... $   12,733 $        -- $    12,733 $    7,285 $        -- $     7,285
Other liabilities........................... $   21,643 $   449,487 $   471,130 $   10,637 $   101,804 $   112,441

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of related party reinsurance transactions. See "-- Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain MetLife, Inc. subsidiaries, including MLIC and MetLife Reinsurance Company of Vermont ("MRV"), all of which were related parties at December 31, 2017.

   Information regarding the significant effects of related party reinsurance included on the statements of operations was as follows:

                                                             Years Ended December 31,
                                                        ---------------------------------
                                                           2017        2016       2015
                                                        ----------  ---------  ----------
                                                                  (In thousands)
Premiums
Reinsurance ceded...................................... $  (51,944) $ (44,259) $  (37,119)
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $   (3,680) $  (3,645) $   (3,784)
Other revenues
Reinsurance ceded...................................... $  (59,272)  $  16,701 $  (22,212)
Policyholder benefits and claims
Reinsurance ceded...................................... $  (99,990) $ (71,948) $  (76,410)

   Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

                                                        December 31,
                                                   -----------------------
                                                      2017        2016
                                                   ----------- -----------
                                                       (In thousands)
      Assets
      Premiums, reinsurance and other receivables. $   533,388 $   321,868
      Liabilities
      Other liabilities........................... $   448,210 $    99,641

   The Company ceded risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $307.7 million and $211.2 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($73.6) million, $24.2 million and $12.5 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

5. Reinsurance (continued)

   The Company ceded 100% of certain variable annuities including guaranteed minimum benefit on a modified coinsurance basis to MLIC. In January 2017, the Company executed a novation and reassigned this reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer. These transactions were treated as a termination of the existing reinsurance agreement with recognition of a loss and a new reinsurance agreement with no recognition of a gain or loss. These transactions resulted in an increase in other liabilities of $129.8 million. The Company recognized a loss of $84.4 million, net of income tax, as a result of these transactions. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's balance sheets. The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $0 and $168.1 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($125.1) million, $46.2 million and $54.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $25.6 million and a decrease in premiums, reinsurance and other receivables of $22.4 million. The Company recognized a gain of $2.1 million, net of income tax, as a result of reinsurance termination. Concurrent with the recapture from MLIC, the Company executed a reinsurance agreement with Brighthouse Life Insurance Company, as reinsurer to cede on a yearly renewable term basis risks related to multiple life products. The transaction resulted in an increase in premiums, reinsurance and other receivables of $24.7 million, an increase in other liabilities of $22.7 million a decrease in premiums of $22.7 million and a reduction in policyholder benefits and claims of $24.7 million. The Company recognized a gain of $1.3 million, net of income tax, as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27.2 million, a decrease in premiums, reinsurance and other receivables of $93.7 million and a decrease in other liabilities of $158.1 million. The Company recognized a gain of $24.2 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933.4 million and an increase in DAC of $22.9 million, offset by a decrease in premiums, reinsurance and other receivables of $922.6 million. The Company recognized a gain of $21.9 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $92.6 million and $199.0 million of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $19.6 million and $28.0 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on related party reinsurance at both December 31, 2017 and 2016.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


6. Investments

   See Note 8 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

    The following table presents the fixed maturity securities AFS by sector.

                                                December 31, 2017                                December 31, 2016
                                ------------------------------------------------- ------------------------------------
                                                Gross Unrealized                                  Gross Unrealized
                                            -------------------------                         ------------------------
                                                                       Estimated
                                 Amortized           Temporary  OTTI     Fair      Amortized          Temporary  OTTI
                                   Cost      Gains    Losses   Losses    Value       Cost      Gains   Losses   Losses
                                ----------- -------- --------- ------ ----------- ----------- ------- --------- ------
                                                                          (In thousands)
Fixed maturity securities: (1)
U.S. corporate................. $   770,385 $ 29,246 $   2,007 $  --  $   797,624 $   709,694 $20,400 $   8,283 $  --
U.S. government and
 agency........................     535,757   17,023     5,717    --      547,063     410,504   9,560    13,519    --
Foreign corporate..............     304,650    8,168     3,704    --      309,114     237,412   2,998     8,070    --
RMBS...........................     217,857    5,626     1,703    --      221,780     238,676   2,033     2,322    --
CMBS...........................     197,931    3,533     1,043    --      200,421     177,719   2,724     1,487    --
State and political
 subdivision...................      64,056    6,596       366    --       70,286      52,739   4,345       764    --
ABS............................      58,665      305        98    --       58,872      26,695     152       177    --
Foreign government.............      15,833      597        27    --       16,403      17,215     543       273    --
                                ----------- -------- --------- -----  ----------- ----------- ------- --------- -----
  Total fixed maturity
   securities.................. $ 2,165,134 $ 71,094 $  14,665 $  --  $ 2,221,563 $ 1,870,654 $42,755 $  34,895 $  --
                                =========== ======== ========= =====  =========== =========== ======= ========= =====

                                ------------


                                 Estimated
                                   Fair
                                   Value
                                -----------

Fixed maturity securities: (1)
U.S. corporate................. $   721,811
U.S. government and
 agency........................     406,545
Foreign corporate..............     232,340
RMBS...........................     238,387
CMBS...........................     178,956
State and political
 subdivision...................      56,320
ABS............................      26,670
Foreign government.............      17,485
                                -----------
  Total fixed maturity
   securities.................. $ 1,878,514
                                ===========

--------

(1)Redeemable preferred stock is reported within U.S. corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company did not hold non-income producing fixed maturity securities at both December 31, 2017 and 2016.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                 Due After Five
                                   Due After One     Years                                  Total Fixed
                       Due in One  Year Through   Through Ten   Due After Ten  Structured    Maturity
                      Year or Less  Five Years       Years          Years      Securities   Securities
                      ------------ ------------- -------------- ------------- ------------ --------------
                                                        (In thousands)
Amortized cost....... $    40,231  $    333,428   $    760,665  $    556,357  $    474,453 $    2,165,134
Estimated fair value. $    40,633  $    338,857   $    768,084  $    592,916  $    481,073 $    2,221,563

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                                December 31, 2017                          December 31, 2016
                                   ------------------------------------------- ------------------------------------------
                                                          Equal to or Greater                        Equal to or Greater
                                    Less than 12 Months     than 12 Months      Less than 12 Months     than 12 Months
                                   --------------------- --------------------- --------------------- --------------------
                                   Estimated    Gross    Estimated    Gross    Estimated    Gross    Estimated   Gross
                                     Fair     Unrealized   Fair     Unrealized   Fair     Unrealized   Fair    Unrealized
                                     Value      Losses     Value      Losses     Value      Losses     Value     Losses
                                   ---------- ---------- ---------- ---------- ---------- ---------- --------- ----------
                                                                   (Dollars in thousands)
Fixed maturity securities
U.S. corporate.................... $  118,514  $    898  $   46,372  $  1,109  $  250,559 $   6,667  $  17,745  $  1,616
U.S. government and agency........    248,434     2,895     107,253     2,822     342,150    13,519         --        --
Foreign corporate.................     88,724     1,540      29,552     2,164     129,093     3,541     22,965     4,529
RMBS..............................     24,060       162      38,454     1,541     137,470     2,089      6,822       233
CMBS..............................     18,430       176      27,958       867      42,661     1,068      3,729       419
State and political subdivision...      9,232       110       8,111       256      20,709       764         --        --
ABS...............................      7,361        23       8,076        75      17,504       177         --        --
Foreign government................      4,484        27          --        --       7,189       148        868       125
                                   ----------  --------  ----------  --------  ---------- ---------  ---------  --------
  Total fixed maturity securities. $  519,239  $  5,831  $  265,776  $  8,834  $  947,335 $  27,973  $  52,129  $  6,922
                                   ==========  ========  ==========  ========  ========== =========  =========  ========
Total number of securities in an
 unrealized loss position.........        131                    58                   203                   35
                                   ==========            ==========            ==========            =========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $20.2 million during the year ended December 31, 2017 to $14.7 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


    At December 31, 2017, there were no gross unrealized losses on fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                     December 31,
                                   ------------------------------------------------
                                             2017                     2016
                                   -----------------------  -----------------------
                                     Carrying      % of       Carrying      % of
                                      Value        Total       Value        Total
                                   ------------  ---------  ------------  ---------
                                                (Dollars in thousands)
Mortgage loans:
  Commercial...................... $    276,626       70.0% $    286,002       70.4%
  Agricultural....................      119,984       30.4       121,858       30.0
                                   ------------  ---------  ------------  ---------
    Subtotal (1)..................      396,610      100.4       407,860      100.4
  Valuation allowances (2)........       (1,747)      (0.4)       (1,775)      (0.4)
                                   ------------  ---------  ------------  ---------
     Total mortgage loans, net.... $    394,863      100.0% $    406,085      100.0%
                                   ============  =========  ============  =========

--------

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $22.2 million, $100.2 million and $44.9 million, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $58.5 million, $63.7 million and $30.3 million during the years ended December 31, 2017, 2016 and 2015, respectively.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    Information on commercial and agricultural mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                                            Recorded Investment
                                         ---------------------------------------------------------
                                             Debt Service Coverage Ratios
                                         -------------------------------------             % of
                                            > 1.20x   1.00x - 1.20x    < 1.00x     Total     Total
                                         ---------- --------------- ---------- --------- ---------
                                                           (Dollars in thousands)

December 31, 2017
Loan-to-value ratios:
Less than 65%...........................   $243,217         $17,425       $ --  $260,642      94.2%
65% to 75%..............................     12,957              --         --    12,957       4.7
76% to 80%..............................      3,027              --         --     3,027       1.1
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $259,201         $17,425       $ --  $276,626     100.0%
                                         ========== =============== ========== ========= =========
December 31, 2016
Loan-to-value ratios:
Less than 65%...........................   $259,711         $15,614       $999  $276,324      96.6%
65% to 75%..............................      9,678              --         --     9,678       3.4
                                         ---------- --------------- ---------- --------- ---------
 Total..................................   $269,389         $15,614       $999  $286,002     100.0%
                                         ========== =============== ========== ========= =========

  Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                                     December 31,
                                    ----------------------------------------------
                                             2017                    2016
                                    ----------------------  ----------------------
                                      Recorded     % of       Recorded     % of
                                      Investment   Total      Investment   Total
                                    ------------ ---------  ------------ ---------
                                                (Dollars in thousands)

Loan-to-value ratios:
Less than 65%......................     $119,077      99.2%     $119,974      98.4%
65% to 75%.........................          907       0.8         1,884       1.6
                                    ------------ ---------  ------------ ---------
 Total.............................     $119,984     100.0%     $121,858     100.0%
                                    ============ =========  ============ =========

  Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at both December 31, 2017 and 2016. During the years ended December 31, 2017 and 2016, the Company did not have any mortgage loans modified in a troubled debt restructuring.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $60.7 million and $9.2 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016          2015
                                                             ------------  ------------  -----------
                                                                          (In thousands)
Fixed maturity securities...................................  $    56,432   $     7,862   $    6,028
Derivatives.................................................          471         4,718        3,189
                                                             ------------  ------------  -----------
 Subtotal...................................................       56,903        12,580        9,217
                                                             ------------  ------------  -----------
Amounts allocated from:
 DAC and DSI................................................      (19,400)       (5,800)        (900)
Deferred income tax benefit (expense).......................       (7,875)       (2,373)      (2,911)
                                                             ------------  ------------  -----------
Net unrealized investment gains (losses)....................  $    29,628   $     4,407   $    5,406
                                                             ============  ============  ===========

    The changes in net unrealized investment gains (losses) were as follows:

                                                                     Years Ended December 31,
                                                             ---------------------------------------
                                                                 2017          2016         2015
                                                             ------------  -----------  ------------
                                                                          (In thousands)
Balance at January 1,.......................................  $     4,407   $    5,406   $    39,591
Unrealized investment gains (losses) during the year........       44,323        3,363       (55,293)
Unrealized investment gains (losses) relating to:
 DAC and DSI................................................      (13,600)      (4,900)        2,700
 Deferred income tax benefit (expense)......................       (5,502)         538        18,408
                                                             ------------  -----------  ------------
Balance at December 31,.....................................  $    29,628   $    4,407   $     5,406
                                                             ============  ===========  ============
 Change in net unrealized investment gains (losses).........  $    25,221   $     (999)  $   (34,185)
                                                             ============  ===========  ============

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value at:

                                                                  December 31,
                                                             -----------------------
                                                                2017        2016
                                                             ----------- -----------
                                                                 (In thousands)
Invested assets on deposit (regulatory deposits)............  $    1,549  $    1,507
Invested assets pledged as collateral (1)...................  $      707  $       --
                                                             ----------- -----------
Total invested assets on deposit and pledged as collateral..  $    2,256  $    1,507
                                                             =========== ===========

--------

(1) The Company has pledged invested assets in connection with derivative transactions (see Note 7).

Variable Interest Entities

   The Company has invested in certain entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


  Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at either December 31, 2017 or 2016.

  Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                        December 31,
                                                     ---------------------------------------------------
                                                               2017                      2016
                                                     ------------------------- -------------------------
                                                                    Maximum                   Maximum
                                                       Carrying    Exposure      Carrying    Exposure
                                                        Amount    to Loss (1)     Amount    to Loss (1)
                                                     ------------ ------------ ------------ ------------
                                                                       (In thousands)
Fixed maturity securities AFS:
Structured Securities (2)........................... $    431,406 $    431,406 $    444,013 $    444,013
Foreign corporate...................................        6,394        6,394        5,884        5,884
                                                     ------------ ------------ ------------ ------------
 Total.............................................. $    437,800 $    437,800 $    449,897 $    449,897
                                                     ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Net Investment Income

   The components of net investment income were as follows:

                                                             Years Ended December 31,
                                                     -----------------------------------------
                                                         2017          2016          2015
                                                     ------------- ------------- -------------
                                                                  (In thousands)
Investment income:
  Fixed maturity securities......................... $      71,779 $      50,386 $      47,069
  Mortgage loans....................................        16,665         8,734         6,904
  Cash, cash equivalents and short-term investments.           261           102            38
  Other.............................................           778           516           401
                                                     ------------- ------------- -------------
    Subtotal........................................        89,483        59,738        54,412
  Less: Investment expenses.........................         3,156         1,958         1,468
                                                     ------------- ------------- -------------
     Net investment income.......................... $      86,327 $      57,780 $      52,944
                                                     ============= ============= =============

   See "-- Related Party Investment Transactions" for discussion of affiliated investment expenses.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

6. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                          ----------------------------------------
                                                                              2017          2016          2015
                                                                          ------------  ------------  ------------
                                                                                       (In thousands)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized:
   U.S. and foreign corporate securities -- by industry:
     Industrial.......................................................... $         --  $       (870) $         --
                                                                          ------------  ------------  ------------
      OTTI losses on fixed maturity securities recognized in earnings....           --          (870)           --
Fixed maturity securities -- net gains (losses) on sales and disposals...       (1,749)       (1,884)        4,547
                                                                          ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.....................       (1,749)       (2,754)        4,547
                                                                          ------------  ------------  ------------
Equity securities - net gains (losses) on sales and disposals............           --             6            --
Mortgage loans...........................................................          (42)       (1,129)         (146)
Other....................................................................          613           140            (2)
                                                                          ------------  ------------  ------------
   Total net investment gains (losses)................................... $     (1,178) $     (3,737) $      4,399
                                                                          ============  ============  ============

    Gains (losses) from foreign currency transactions included within net investment gains (losses) were $467 thousand, ($54) thousand and $458 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

  Sales or Disposals and Impairments of Fixed Maturity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                   Years Ended December 31,
                                 -------------------------------------------------------------
                                    2017         2016        2015      2017     2016    2015
                                 ----------  -----------  ----------  ------- -------- -------
                                      Fixed Maturity Securities          Equity Securities
                                 -----------------------------------  ------------------------
                                                        (In thousands)
Proceeds........................ $  462,993  $    74,657  $  292,993  $    -- $    183 $    --
                                 ==========  ===========  ==========  ======= ======== =======
Gross investment gains.......... $    1,879  $     1,006  $    8,204  $    -- $      6 $    --
Gross investment losses.........     (3,628)      (2,890)     (3,657)      --       --      --
OTTI losses.....................         --         (870)         --       --       --      --
                                 ----------  -----------  ----------  ------- -------- -------
  Net investment gains (losses). $   (1,749) $    (2,754) $    4,547  $    -- $      6 $    --
                                 ==========  ===========  ==========  ======= ======== =======

Related Party Investment Transactions

   During the year ended December 31, 2016, the Company transferred invested assets to affiliates with an estimated fair value of $1.5 million and amortized cost of $1.4 million. Net investment gains (losses) recognized on these transfers was $64 thousand.

   In November 2016, the Company received a transfer of investments and cash and cash equivalents totaling $933.4 million for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 5 for additional information related to this transfer.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment advisor. The related investment administrative service charges were $2.8 million, $1.9 million and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 8 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are bilateral contracts between two counterparties ("OTC-bilateral"). The Company primarily uses foreign currency swaps.

  Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

    In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                   December 31,
                                                            -----------------------------------------------------------
                                                                        2017                           2016
                                                            -----------------------------  -----------------------------
                                                                      Estimated Fair Value           Estimated Fair Value
                                                                     --------------------            -------------------
                                                             Gross                          Gross
                                                            Notional                       Notional
                          Primary Underlying Risk Exposure   Amount   Assets   Liabilities  Amount   Assets   Liabilities
                          -------------------------------   -------- --------  ----------- -------- --------  -----------
                                                                                  (In thousands)
Derivatives Designated as Hedging Instruments
Cash flow hedges:
 Foreign currency swaps.  Foreign currency exchange rate    $ 70,307 $  1,571   $   1,357  $ 33,930 $  4,947    $   --
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Foreign currency swaps..  Foreign currency exchange rate      16,636    2,213         254    14,063    3,709        --
                                                            -------- --------   ---------  -------- --------    ------
   Total................                                    $ 86,943 $  3,784   $   1,611  $ 47,993 $  8,656    $   --
                                                            ======== ========   =========  ======== ========    ======

   The Company recognized net investment income from settlement payments related to qualifying hedges of $604 thousand, $581 thousand and $394 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $326 thousand, $279 thousand and $215 thousand for the years ended December 31, 2017, 2016 and 2015, respectively.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                                 Year Ended December 31, 2017
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           (9)    $           --    $       (4,257)
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             (9)                --            (4,257)
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................         (1,609)               373                --
    Embedded derivatives.............................................       (156,297)                --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................       (157,906)               373                --
                                                                      --------------     --------------    --------------
       Total......................................................... $     (157,915)    $          373    $       (4,257)
                                                                      ==============     ==============    ==============

                                                                                 Year Ended December 31, 2016
                                                                      -------------------------------------------------

                                                                            Net
                                                                        Derivative            Net
                                                                           Gains          Derivatives
                                                                         (Losses)        Gains (Losses)    Amount of Gains
                                                                      Recognized for     Recognized for   (Losses) deferred
                                                                      Derivatives (1)   Hedged Items (2)       in AOCI
                                                                      ---------------   ----------------  -----------------
                                                                                        (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives....................... $           55     $          (44)   $        1,584
                                                                      --------------     --------------    --------------
     Total cash flow hedges..........................................             55                (44)            1,584
                                                                      --------------     --------------    --------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          2,114               (757)               --
    Embedded derivatives.............................................         66,079                 --                --
                                                                      --------------     --------------    --------------
       Total non-qualifying hedges...................................         68,193               (757)               --
                                                                      --------------     --------------    --------------
       Total......................................................... $       68,248     $         (801)   $        1,584
                                                                      ==============     ==============    ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


                                                                               Year Ended December 31, 2015
                                                                      -----------------------------------------------

                                                                            Net
                                                                        Derivative          Net
                                                                           Gains        Derivatives      Amount of
                                                                         (Losses)      Gains (Losses)  Gains (Losses)
                                                                      Recognized for   Recognized for   deferred in
                                                                      Derivatives (1) Hedged Items (2)      AOCI
                                                                      --------------- ---------------- --------------
                                                                                      (In thousands)
Derivatives Designated as Hedging Instruments:
    Cash flow hedges (3):
    Foreign currency exchange rate derivatives.......................  $          --    $       (32)    $      2,760
                                                                       -------------    -----------     ------------
     Total cash flow hedges..........................................             --            (32)           2,760
                                                                       -------------    -----------     ------------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
    Foreign currency exchange rate derivatives.......................          1,557           (456)              --
    Embedded derivatives.............................................         63,716             --               --
                                                                       -------------    -----------     ------------
       Total non-qualifying hedges...................................         65,273           (456)              --
                                                                       -------------    -----------     ------------
       Total.........................................................  $      65,273    $      (488)    $      2,760
                                                                       =============    ===========     ============

  ------

  (1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

  (2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships.

  (3) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

    In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2017, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2016, $49 thousand was reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2015, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

    There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for both the years ended December 31, 2017 and 2016.

    At December 31, 2017 and 2016, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was $471 thousand and $4.7 million, respectively.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   See Note 8 for a description of the impact of credit risk on the valuation of derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                               December 31,
                                                                              -----------------------------------------------
                                                                                       2017                    2016
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets    Liabilities   Assets    Liabilities
----------------------------------------------------------------------------  ----------  ----------- ----------  -----------
                                                                                              (In thousands)
 Gross estimated fair value of derivatives:
   OTC-bilateral (1)......................................................... $    3,903  $    1,482  $    8,850   $     --
                                                                              ----------  ----------  ----------   --------
     Total gross estimated fair value of derivatives (1).....................      3,903       1,482       8,850         --
 Amounts offset on the balance sheets........................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Estimated fair value of derivatives presented on the balance sheets (1).....      3,903       1,482       8,850         --
 Gross amounts not offset on the balance sheets:
 Gross estimated fair value of derivatives: (2)
   OTC-bilateral.............................................................     (1,482)     (1,482)         --         --
 Cash collateral: (3)
   OTC-bilateral.............................................................     (2,367)         --      (8,672)        --
 Securities collateral: (4)
   OTC-bilateral.............................................................         --          --          --         --
                                                                              ----------  ----------  ----------   --------
 Net amount after application of master netting agreements and collateral.... $       54  $       --  $      178   $     --
                                                                              ==========  ==========  ==========   ========

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $119 thousand and $194 thousand, respectively and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($129) thousand and $0, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents or in short-term investments, and the obligation to return it is included in payables for collateral transactions on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $3.0 million and $270 thousand, respectively, and did not provide any excess cash collateral, which is not included in the table above due to the foregoing limitation.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $707 thousand and $0, respectively, for its OTC-bilateral derivatives.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

7. Derivatives (continued)


   At both December 31, 2017 and 2016, the Company held no OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements. The Company's collateral arrangements require both parties to be fully collateralized, as such, the Company would not be required to post additional collateral as a result of a downgrade in its financial strength rating.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; and fixed annuities with equity-indexed returns.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                   December 31,
                                                                                        ----------------------------------
                                                           Balance Sheet Location             2017              2016
                                                       -------------------------------- ----------------  ----------------
                                                                                                  (In thousands)
Embedded derivatives within asset host contracts:
                                                       Premiums, reinsurance and other
Ceded guaranteed minimum benefits..................... receivables                      $        307,698  $        379,297
                                                                                        ================  ================

Embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits.................... Policyholder account balances    $        (51,130) $        (23,740)
Fixed annuities with equity indexed returns........... Policyholder account balances              11,195                --
                                                                                        ----------------  ----------------
Embedded derivatives within liability host contracts..                                  $        (39,935) $        (23,740)
                                                                                        ================  ================

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                    Years Ended December 31,
                                        ------------------------------------------------
                                              2017            2016            2015
                                        ---------------- --------------- ---------------
                                                         (In thousands)
Net derivative gains (losses) (1), (2). $      (156,297) $        66,079 $        63,716

--------

(1) The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $466 thousand, ($57) thousand and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($24.7) million, ($19.0) million and ($2.6) million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 5 for discussion of related party net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


8. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                              December 31, 2017
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      750,891 $     46,733  $      797,624
  U.S. government and agency.............................      420,084        126,979           --         547,063
  Foreign corporate......................................           --        259,897       49,217         309,114
  RMBS...................................................           --        207,338       14,442         221,780
  CMBS...................................................           --        195,306        5,115         200,421
  State and political subdivision........................           --         70,286           --          70,286
  ABS....................................................           --         58,872           --          58,872
  Foreign government.....................................           --         16,403           --          16,403
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      420,084      1,685,972      115,507       2,221,563
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          3,784           --           3,784
Embedded derivatives within asset host contracts (2).....           --             --      307,698         307,698
Separate account assets..................................           --      5,021,633           --       5,021,633
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    420,084 $    6,711,389 $    423,205  $    7,554,678
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $        1,611 $         --  $        1,611
Embedded derivatives within liability host contracts (2).           --             --      (39,935)        (39,935)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $        1,611 $    (39,935) $      (38,324)
                                                          ============ ============== ============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


                                                                              December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                    Total Estimated
                                                            Level 1       Level 2        Level 3      Fair Value
                                                          ------------ -------------- ------------  ---------------
                                                                               (In thousands)
Assets
Fixed maturity securities:
  U.S. corporate......................................... $         -- $      681,406 $     40,405  $      721,811
  U.S. government and agency.............................      289,186        117,359           --         406,545
  Foreign corporate......................................           --        200,454       31,886         232,340
  RMBS...................................................           --        217,091       21,296         238,387
  CMBS...................................................           --        173,763        5,193         178,956
  State and political subdivision........................           --         56,320           --          56,320
  ABS....................................................           --         21,736        4,934          26,670
  Foreign government.....................................           --         17,485           --          17,485
                                                          ------------ -------------- ------------  --------------
    Total fixed maturity securities......................      289,186      1,485,614      103,714       1,878,514
                                                          ------------ -------------- ------------  --------------
Derivative assets: (1)
  Foreign currency exchange rate.........................           --          8,656           --           8,656
Embedded derivatives within asset host contracts (2).....           --             --      379,297         379,297
Separate account assets..................................           --      4,758,449           --       4,758,449
                                                          ------------ -------------- ------------  --------------
    Total assets......................................... $    289,186 $    6,252,719 $    483,011  $    7,024,916
                                                          ============ ============== ============  ==============
Liabilities
Derivative liabilities: (1)
  Foreign currency exchange rate......................... $         -- $           -- $         --  $           --
Embedded derivatives within liability host contracts (2).           --             --      (23,740)        (23,740)
                                                          ------------ -------------- ------------  --------------
    Total liabilities.................................... $         -- $           -- $    (23,740) $      (23,740)
                                                          ============ ============== ============  ==============

--------

(1) Derivative assets are presented within other invested assets on the balance sheets and derivative liabilities are presented within other liabilities on the balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the balance sheets.

 Valuation Controls and Procedures

     The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

     The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing", are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

   represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 4% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

     MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

     The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

  Determination of Fair Value

   Fixed maturities

     The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

     U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

     U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

     Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

  Derivatives

    The fair values for OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

    The significant inputs to the pricing models for most OTC-bilateral derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    Most inputs for OTC-bilateral derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Embedded Derivatives

    Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


    The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above. These reinsurance agreements contain embedded derivatives and are included within premiums, reinsurance and other receivables on the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                    December 31, 2017            December 31, 2016
                                                --------------------------   --------------------------
                                                                                                              Impact of
                              Significant                                                                  Increase in Input
              Valuation       Unobservable                        Weighted                     Weighted      on Estimated
              Techniques         Inputs             Range        Average (1)     Range        Average (1)   Fair Value (2)
             ------------  ------------------   -------------    ----------- -------------    ----------- ------------------
Fixed maturity securities
 (3)
U.S.         . Matrix      . Offered quotes       98   -    142      108       94   -    136      107           Increase
 corporate     pricing       (4)
 and
 foreign
 corporate..
             . Market      . Quoted prices
               pricing       (4)                  87   -    109      99        75   -    110      97            Increase
             ---------------------------------------------------------------------------------------------------------------
 RMBS....... . Market      . Quoted prices
               pricing       (4)                  70   -    101      85        56   -    111      86          Increase (5)
             ---------------------------------------------------------------------------------------------------------------
 CMBS....... . Market      . Quoted prices
               pricing       (4)                                              104   -    104      104         Increase (5)
Embedded
 derivatives
Direct,      . Option      . Mortality
 assumed       pricing       rates:
 and ceded     techniques
 guaranteed
 minimum
 benefits...
                             Ages 0 - 40          0%   -   0.09%               0%   -   0.09%                 Decrease (6)
                             Ages 41 - 60       0.04%  -   0.65%             0.04%  -   0.65%                 Decrease (6)
                             Ages 61 - 115      0.26%  -   100%              0.26%  -   100%                  Decrease (6)
                           . Lapse rates:

                             Durations 1 - 10   0.25%  -   100%              0.25%  -   100%                  Decrease (7)
                             Durations 11 -
                             20                   2%   -   100%                2%   -   100%                  Decrease (7)
                             Durations 21 -
                             116                  2%   -   100%                2%   -   100%                  Decrease (7)
                           . Utilization
                             rates                0%   -    25%                0%   -    25%                  Increase (8)
                           . Withdrawal
                             rates              0.25%  -    10%              0.25%  -    10%                       (9)
                           . Long-term
                             equity
                              volatilities      17.40% -    25%              17.40% -    25%                  Increase (10)
                           . Nonperformance
                              risk spread       0.64%  -   1.43%             0.04%  -   0.57%                 Decrease (11)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(6) Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(7) Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(10)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)

    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                     ----------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                     ---------------------------------------------
                                                                                                             Net Embedded
                                                         Corporate (1)         Structured Securities        Derivatives (2)
                                                     --------------------      ---------------------     ---------------------
                                                                                 (In thousands)
Balance, January 1, 2016............................  $            55,189       $            13,862       $            360,381

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                  (64)                      249                     66,079
Total realized/unrealized gains (losses) included
 in AOCI............................................               (1,769)                      152                         --
Purchases (5).......................................               21,260                    23,916                         --
Sales (5)...........................................                 (462)                   (1,901)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    (23,423)
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (1,863)                   (4,855)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2016..........................               72,291                    31,423                    403,037
Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................                    3                       415                   (156,297)
Total realized/unrealized gains (losses) included
 in AOCI............................................                5,969                     1,051                         --
Purchases (5).......................................               26,542                        --                         --
Sales (5)...........................................               (2,320)                   (8,398)                        --
Issuances (5).......................................                   --                        --                         --
Settlements (5).....................................                   --                        --                    100,893
Transfers into Level 3 (6)..........................                   --                        --                         --
Transfers out of Level 3 (6)........................               (6,535)                   (4,934)                        --
                                                     --------------------      --------------------      ---------------------
Balance, December 31, 2017..........................  $            95,950       $            19,557       $            347,633
                                                     ====================      =====================     =====================
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2015 (7)...........................  $                23       $                83       $             67,551
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2016 (7)...........................  $               (64)      $               249       $             71,709
Changes in unrealized gains (losses) included in
 net income (loss) for the instruments still held
 at December 31, 2017 (7)...........................  $                 1       $               441       $           (141,133)
Gains (Losses) Data for the year ended December 31,
 2015

Total realized/unrealized gains (losses) included
 in net income (loss) (3) (4).......................  $                79       $                83       $             63,716
Total realized/unrealized gains (losses) included
 in AOCI............................................  $            (1,849)      $                55       $                 --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivatives gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

8. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under derivative transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                  December 31, 2017
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    394,863 $      -- $      -- $     395,894 $    395,894
Premiums, reinsurance and other receivables. $     20,489 $      -- $     900 $      19,728 $     20,628
Liabilities
Policyholder account balances............... $  1,154,733 $      -- $      -- $   1,140,886 $  1,140,886

                                                                  December 31, 2016
                                             -----------------------------------------------------------
                                                                Fair Value Hierarchy
                                                          ---------------------------------
                                                                                               Total
                                               Carrying                                      Estimated
                                                Value      Level 1   Level 2     Level 3     Fair Value
                                             ------------ --------- --------- ------------- ------------
                                                                   (In thousands)
Assets
Mortgage loans.............................. $    406,085 $      -- $      -- $     404,079 $    404,079
Premiums, reinsurance and other receivables. $     30,122 $      -- $   2,095 $      30,272 $     32,367
Liabilities
Policyholder account balances............... $  1,214,186 $      -- $      -- $   1,283,338 $  1,283,338

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, and have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

  Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


9. Equity

Capital Transactions

   In December 2017, the Company received a cash capital contribution of $75.0 million from Brighthouse Life Insurance Company.

Statutory Equity and Income

   The state of domicile of the Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for the Company was in excess of 400% for all periods presented.

   The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NYDFS"). The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   New York has adopted certain prescribed accounting practices, primarily consisting of the continuous Commissioners' Annuity Reserve Valuation Method, which impacts deferred annuities, NYDFS Circular Letter No 11, which impacts deferred premiums, and NYDFS Seventh Amendment to Regulation 172, which impacts admitted unearned reinsurance premiums. The collective impact of these prescribed accounting practices decreased the statutory capital and surplus of the Company for the years ended December 31, 2017 and 2016 by an amount of $47.7 million and $53.0 million, respectively, in excess of the amount of the decrease had capital and surplus been measured under NAIC guidance.

   The tables below present amounts from the Company, which are derived from the statutory-basis financial statements as filed with the NYDFS.

   Statutory net income (loss) was as follows:

                                                                     Years Ended December 31,
                                                            -------------------------------------------
                Company                   State of Domicile     2017           2016           2015
----------------------------------------- ----------------- ------------- --------------- -------------
                                                                          (In thousands)
Brighthouse Life Insurance Company of NY.     New York      $      22,166 $      (87,290) $      17,194

   Statutory capital and surplus was as follows at:

                                                      December 31,
                                              -----------------------------
                    Company                        2017           2016
    ----------------------------------------- -------------- --------------
                                                     (In thousands)
    Brighthouse Life Insurance Company of NY. $      294,298 $      195,824

Dividend Restrictions

   The Company is able to pay $21.0 million of dividends in 2018 to its parent without insurance regulatory approval from the NYDFS. The Company did not pay any dividends in 2017 or 2016 to its parent.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)

   Effective for dividends paid during 2016 and going forward, the New York Insurance Law was amended permitting the Company, without prior insurance regulatory clearance, to pay stockholder dividends to its parent. in any calendar year based on either of two standards. Under one standard, the Company is permitted, without prior insurance regulatory clearance, to pay dividends out of earned surplus (defined as positive "unassigned funds (surplus)" excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year. In addition, under this standard, the Company may not, without prior insurance regulatory clearance, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative. Under the second standard, if dividends are paid out of other than earned surplus, the Company may, without prior insurance regulatory clearance, pay an amount up to the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). In addition, the Company will be permitted to pay a dividend to its parent. in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                         Unrealized
                                                      Investment Gains     Unrealized
                                                      (Losses), Net of   Gains (Losses)
                                                     Related Offsets (1) on Derivatives    Total
                                                     ------------------- -------------- -----------
                                                                     (In thousands)
Balance at December 31, 2014........................     $    39,312       $      279   $    39,591
OCI before reclassifications........................         (50,792)           2,760       (48,032)
Deferred income tax benefit (expense)...............          17,778             (966)       16,812
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..           6,298            2,073         8,371
Amounts reclassified from AOCI......................          (4,561)              --        (4,561)
Deferred income tax benefit (expense)...............           1,596               --         1,596
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.          (2,965)              --        (2,965)
                                                         -----------       ----------   -----------
Balance at December 31, 2015........................           3,333            2,073         5,406
OCI before reclassifications........................          (5,777)           1,584        (4,193)
Deferred income tax benefit (expense)...............           2,022             (554)        1,468
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..            (422)           3,103         2,681
Amounts reclassified from AOCI......................           2,711              (55)        2,656
Deferred income tax benefit (expense)...............            (949)              19          (930)
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           1,762              (36)        1,726
                                                         -----------       ----------   -----------
Balance at December 31, 2016........................           1,340            3,067         4,407
OCI before reclassifications........................          33,257           (4,257)       29,000
Deferred income tax benefit (expense)...............         (11,640)           1,490       (10,150)
                                                         -----------       ----------   -----------
  AOCI before reclassifications, net of income tax..          22,957              300        23,257
Amounts reclassified from AOCI......................           1,714                9         1,723
Deferred income tax benefit (expense) (2)...........           4,652               (4)        4,648
                                                         -----------       ----------   -----------
  Amounts reclassified from AOCI, net of income tax.           6,366                5         6,371
                                                         -----------       ----------   -----------
Balance at December 31, 2017........................     $    29,323       $      305   $    29,628
                                                         ===========       ==========   ===========

--------

(1) See Note 6 for information on offsets to investments related to future policy benefits, DAC and DSI.

(2) Includes the $5.3 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                             Statement of
                                                                                                            Operations and
                                                                                                             Comprehensive
                                                                                                             Income (Loss)
AOCI Components                                                     Amounts Reclassified from AOCI             Location
--------------------------------------------------------------  -------------------------------------  -------------------------
                                                                       Years Ended December 31,
                                                                -------------------------------------
                                                                    2017         2016         2015
                                                                -----------  -----------  -----------
                                                                            (In thousands)
Net unrealized investment gains (losses):
                                                                                                       Net investment
 Net unrealized investment gains (losses)...................... $    (1,761) $    (2,745) $     4,550  gains (losses)
 Net unrealized investment gains (losses)......................          47           79          228  Net investment income
                                                                                                       Net derivative gains
 Net unrealized investment gains (losses)......................          --          (45)        (217) (losses)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), before income tax..      (1,714)      (2,711)       4,561
  Income tax (expense) benefit.................................      (4,652)         949       (1,596)
                                                                -----------  -----------  -----------
  Net unrealized investment gains (losses), net of income tax.. $    (6,366) $    (1,762) $     2,965
                                                                ===========  ===========  ===========
Unrealized gains (losses) on derivatives - cash flow hedges:
                                                                                                       Net derivative gains
 Foreign currency swaps........................................ $        (9) $        55  $        --  (losses)
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, before income tax........          (9)          55           --
  Income tax (expense) benefit.................................           4          (19)          --
                                                                -----------  -----------  -----------
  Gains (losses) on cash flow hedges, net of income tax........ $        (5) $        36  $        --
                                                                ===========  ===========  ===========
Total reclassifications, net of income tax..................... $    (6,371) $    (1,726) $     2,965
                                                                ===========  ===========  ===========

10. Other Expenses

   Information on other expenses was as follows:

                                                                  Years Ended December 31,
                                                          ----------------------------------------
                                                              2017          2016          2015
                                                          ------------  ------------  ------------
                                                                       (In thousands)
Compensation............................................. $     13,508  $      8,535  $     13,421
Pension, postretirement and postemployment benefit costs.           --           796         1,334
Commissions..............................................       33,129        17,586        21,291
Volume-related costs.....................................        3,171         4,943         6,123
Related party expenses on ceded reinsurance..............        4,743        10,535        11,276
Capitalization of DAC....................................      (17,089)       (4,976)       (4,768)
Premium taxes, licenses and fees.........................        3,795         2,590         3,607
Professional services....................................        5,209         1,529           373
Rent and related expenses................................          481         1,096         1,065
Other....................................................       19,006        14,393        11,491
                                                          ------------  ------------  ------------
 Total other expenses.................................... $     65,953  $     57,027  $     65,213
                                                          ============  ============  ============

Capitalization of DAC

   See Note 4 for additional information on the capitalization of DAC.

Related Party Expenses

   See Note 13 for a discussion of related party expenses included in the table above.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)


11. Income Tax

   The provision for income tax was as follows:

                                                        Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                             (In thousands)
Current:
  Federal...................................... $     17,352  $     (57,108) $      1,148
  Foreign......................................           17             --            --
                                                ------------  -------------  ------------
   Subtotal....................................       17,369        (57,108)        1,148
                                                ------------  -------------  ------------
Deferred:
  Federal......................................     (118,094)        99,260           840
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                         Years Ended December 31,
                                                -----------------------------------------
                                                    2017           2016          2015
                                                ------------  -------------  ------------
                                                              (In thousands)
Tax provision at U.S. statutory rate........... $    (17,129) $      46,397  $      8,779
Tax effect of:
  Rate revaluation due to tax reform (1).......      (77,308)            --            --
  Dividend received deduction..................       (5,159)        (4,732)       (5,589)
  Prior year tax...............................         (493)         1,282          (624)
  Tax credits..................................         (636)          (797)         (580)
  Other, net...................................           --              2             2
                                                ------------  -------------  ------------
   Provision for income tax expense (benefit).. $   (100,725) $      42,152  $      1,988
                                                ============  =============  ============

--------

(1)For the year ended December 31, 2017, the Company recognized a $77.3 million benefit in net income from remeasurement of our net deferred tax liability in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interpret any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   --------------  --------------
                                                           (In thousands)
Deferred income tax assets:
  Tax credit carryforwards........................ $        3,463  $        4,491
  Net operating loss carryforwards................          3,661              --
  Other...........................................          2,973           2,206
                                                   --------------  --------------
    Total deferred income tax assets..............         10,097           6,697
                                                   --------------  --------------
Deferred income tax liabilities:
  Investments, including derivatives..............            958           1,102
  Policyholder liabilities and receivables........         94,717         210,814
  Intangibles.....................................          1,384           1,850
  Net unrealized investment gains.................          7,875           2,373
  DAC.............................................         17,661          10,397
                                                   --------------  --------------
    Total deferred income tax liabilities.........        122,595         226,536
                                                   --------------  --------------
     Net deferred income tax asset (liability).... $     (112,498) $     (219,839)
                                                   ==============  ==============

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


   At December 31, 2017, the Company had net operating loss carryforwards of approximately $17.4 million and the Company had recorded a related deferred tax asset of $3.7 million which expires in years 2033-2037.

   Tax credit carryforwards of $3.5 million at December 31, 2017 have an indefinite expiration date.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               --------------------------------------
                                                                                   2017          2016         2015
                                                                               ------------  ------------  ----------
                                                                                           (In thousands)
Balance at January 1,......................................................... $      1,204  $        983  $      983
Additions for tax positions of prior years....................................           49           300          --
Reductions for tax positions of prior years...................................          (62)          (23)         --
Additions for tax positions of current year...................................          169           300          --
Reductions for tax positions of current year..................................         (318)           --          --
Settlements with tax authorities..............................................          (66)         (356)         --
                                                                               ------------  ------------  ----------
Balance at December 31,....................................................... $        976  $      1,204  $      983
                                                                               ============  ============  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        976  $      1,130  $      909
                                                                               ============  ============  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The Dividend Received Deduction ("DRD") reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the DRD amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $5.6 million, $3.9 million and $5.6 million, respectively, related to the separate account DRD. The 2017 benefit included an expense of $400 thousand related to a true-up of the 2016 tax return. The 2016 and 2015 benefit included a benefit of $900 thousand and $600 thousand related to a true-up of the 2015 and 2014 tax returns, respectively.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company of NY will be included in a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company of NY under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a separate return basis with benefits for losses.

   Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance company subsidiaries (including the Company and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

11. Income Tax (continued)


  Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $55.6 million to Brighthouse Life Insurance Company of NY under the Tax Separation Agreement. At December 31, 2017, a $958 thousand receivable related to this agreement is included in other assets.

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, or annuities. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters or other products.

   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc. and its subsidiaries and affiliates under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

  Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

12. Contingencies, Commitments and Guarantees (continued)

  member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                             December 31,
                                                                         ---------------------
                                                                            2017       2016
                                                                         ---------- ----------
                                                                            (In thousands)
Other Assets:
  Premium tax offset for future discounted and undiscounted assessments. $      300 $      300
  Premium tax offsets currently available for paid assessments..........         51      1,829
                                                                         ---------- ----------
    Total............................................................... $      351 $    2,129
                                                                         ========== ==========
Other Liabilities:
  Insolvency assessments................................................ $      400 $      400
                                                                         ========== ==========

Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $355 thousand and $42 thousand at December 31, 2017 and 2016, respectively.

  Commitments to Fund Private Corporate Bond Investments

    The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $11.6 million at December 31, 2017. The Company did not have commitments to lend funds under private corporate bond investments at December 31, 2016.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2017 and 2016.

13. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                Years Ended December 31,
                          -----------------------------------
                              2017        2016        2015
                                     (In thousands)
                 Income.. $  (303,626) $   50,358  $   16,759
                 Expense. $   (66,252) $  (76,613) $  (44,358)

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                        December 31,
                                -----------------------------
                                     2017           2016
                                -------------- --------------
                                       (In thousands)
                   Assets...... $      536,843 $      322,394
                   Liabilities. $      448,237 $       99,641

   The material arrangements between the Company and its related parties are as follows:

  Reinsurance Agreements

   The Company has reinsurance agreements with its parent, Brighthouse Life Insurance Company, and certain of MetLife, Inc.'s subsidiaries. See Note 5 for further discussion of the related party reinsurance agreements.

  Capital Support Arrangement

   MetLife previously had a net worth maintenance agreement with the Company, pursuant to which MetLife agreed to cause the Company to meet specified capital and surplus levels and had guaranteed liquidity necessary to enable it to meet its current obligations on a timely basis. In connection with the Separation, this net worth maintenance agreement was terminated on August 4, 2017.

  Investment Transactions

   Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See Note 6 for further discussion of the related party investment transactions.

  Shared Services and Overhead Allocations

   Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with the Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $38.0 million, $19.9 million and $30.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Notes to the Financial Statements (continued)

13. Related Party Transactions (continued)

for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                     Years Ended December 31,
                                -----------------------------------
                                   2017        2016        2015
                                ----------- ----------- -----------
                                          (In thousands)
            Fee income......... $    12,393 $     9,968 $    10,515
            Commission expense. $    39,306 $    32,191 $    30,672

   The following table summarizes assets and liabilities from transactions with related party broker-dealers as follow at:

                                             December 31,
                                           -----------------
                                             2017     2016
                                           --------- -------
                                            (In thousands)
                   Fee income receivables. $   1,090 $   934
                   Secured demand notes... $      -- $    --

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                           Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2017

                                (In thousands)

                                                                                          Amount at
                                                                       Estimated Fair   Which Shown on
                                                   Amortized Cost (1)      Value        Balance Sheet
Types of Investments                               ------------------ ---------------- ----------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities.........  $        535,757  $        547,063 $        547,063
    Public utilities..............................            53,821            56,323           56,323
    State and political subdivision securities....            64,056            70,286           70,286
    Foreign government securities.................            15,833            16,403           16,403
    All other corporate bonds.....................         1,021,214         1,050,415        1,050,415
                                                    ----------------  ---------------- ----------------
     Total bonds..................................         1,690,681         1,740,490        1,740,490
    Mortgage-backed and asset-backed securities...           474,453           481,073          481,073
                                                    ----------------  ---------------- ----------------
       Total fixed maturity securities............         2,165,134         2,221,563        2,221,563
                                                    ----------------  ---------------- ----------------
Mortgage loans....................................           394,863                            394,863
Other invested assets.............................             3,784                              3,784
                                                    ----------------                   ----------------
        Total investments.........................  $      2,563,781                   $      2,620,210
                                                    ================                   ================

--------
(1) Amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

                      Supplementary Insurance Information
                          December 31, 2017 and 2016

                                (In thousands)

                                  Future Policy
                       DAC      Benefits and Other Policyholder
                       and        Policy-Related     Account         Unearned       Unearned
Segment                VOBA          Balances        Balances    Premiums (1), (2) Revenue (1)
------------------ ------------ ------------------ ------------- ----------------- -----------
2017
Annuities......... $    107,760   $      350,512   $   1,324,527   $         --    $    2,347
Life..............       23,101          327,281          18,803          1,033            --
Corporate & Other.          198            8,986              --             17            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $    131,059   $      686,779   $   1,343,330   $      1,050    $    2,347
                   ============   ==============   =============   ============    ==========
2016
Annuities......... $     60,689   $      325,468   $   1,179,305   $         --    $    2,164
Life..............       24,265          299,274          23,045          1,064            --
Corporate & Other.          219            9,550              --             22            --
                   ------------   --------------   -------------   ------------    ----------
  Total........... $     85,173   $      634,292   $   1,202,350   $      1,086    $    2,164
                   ============   ==============   =============   ============    ==========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

              Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                (In thousands)

                                                   Policyholder Benefits
                      Premiums and                    and Claims and
                     Universal Life       Net        Interest Credited
                   and Investment-Type Investment     to Policyholder    Amortization of   Other
Segment            Product Policy Fees Income (1)    Account Balances     DAC and VOBA    Expenses
------------------ ------------------- ----------- --------------------- --------------- -----------
2017
Annuities.........   $      113,225    $    56,936     $      15,118      $     (42,603) $    48,171
Life..............           14,425         19,018            18,501              2,585       12,868
Corporate & Other.            2,354         10,373             1,030                 21        4,914
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      130,004    $    86,327     $      34,649      $     (39,997) $    65,953
                     ==============    ===========     =============      =============  ===========
2016
Annuities.........   $      122,830    $    27,632     $      62,676      $      20,927  $    37,537
Life..............           28,978         17,033            27,122              2,272       16,134
Corporate & Other.            1,931         13,115             2,096                 18        3,356
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      153,739    $    57,780     $      91,894      $      23,217  $    57,027
                     ==============    ===========     =============      =============  ===========
2015
Annuities.........   $      139,905    $    23,127     $      65,764      $      36,788  $    45,835
Life..............           40,617         15,379            34,118             66,568       16,570
Corporate & Other.            2,255         14,438             1,651                470        2,808
                     --------------    -----------     -------------      -------------  -----------
  Total...........   $      182,777    $    52,944     $     101,533      $     103,826  $    65,213
                     ==============    ===========     =============      =============  ===========

--------
(1) See Note 2 of the Notes to the Financial Statements for the basis of allocation of net investment income.

                   Brighthouse Life Insurance Company of NY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                                  Reinsurance
                       December 31, 2017, 2016 and 2015

                            (Dollars in thousands)

                                                                                   % Amount
                             Gross Amount      Ceded      Assumed   Net Amount  Assumed to Net
                             ------------- ------------- --------- ------------ --------------
2017
Life insurance in-force..... $  48,509,917 $  41,167,006 $      -- $  7,342,911            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $      93,196 $      66,928 $      -- $     26,268            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $      93,196 $      66,928 $      -- $     26,268            --%
                             ============= ============= ========= ============
2016
Life insurance in-force..... $  50,748,993 $  43,894,276 $      -- $  6,854,717            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     109,733 $      58,994 $      -- $     50,739            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     109,733 $      58,994 $      -- $     50,739            --%
                             ============= ============= ========= ============
2015
Life insurance in-force..... $  53,017,387 $  48,212,042 $      -- $  4,805,345            --%
                             ============= ============= ========= ============
Insurance premium
Life insurance (1).......... $     122,110 $      50,238 $      -- $     71,872            --%
Accident & health insurance.            --            --        --           --            --%
                             ------------- ------------- --------- ------------
  Total insurance premium... $     122,110 $      50,238 $      -- $     71,872            --%
                             ============= ============= ========= ============

--------
(1) Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded included related party transactions for life insurance in-force of $30.6 billion, and life insurance premiums of $51.9 million. For the year ended December 31, 2016, reinsurance ceded included related party transactions for life insurance in-force of $32.5 billion, and life insurance premiums of $44.2 million. For the year ended December 31, 2015, reinsurance ceded included related party transactions for life insurance in-force of $36.3 billion, and life insurance premiums of $37.1 million.

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




                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Metropolitan Tower Life Insurance Company and Subsidiaries

Consolidated Financial Statements

As of December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016 and 2015 and Independent Auditors' Report

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Metropolitan Tower Life Insurance Company:

We have audited the accompanying consolidated financial statements of Metropolitan Tower Life Insurance Company and its subsidiaries (a wholly-owned subsidiary of MetLife, Inc.) (the "Company") which comprise the consolidated balance sheet as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Metropolitan Tower Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 13, 2018

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                       2017          2016
                                                                                   ------------  -----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized
  cost: $3,421 and $2,939, respectively).......................................... $      3,712  $     3,159
Equity securities available-for-sale, at estimated fair value (cost: $11 and $11,
  respectively)...................................................................           11           11
Mortgage loans (net of valuation allowances of: $1 and $1, respectively)..........          306          231
Policy loans......................................................................          250          257
Real estate and real estate joint ventures........................................          377          296
Short-term investments, at estimated fair value...................................           53          132
Annuities funding structured settlement claims....................................        4,330        4,372
Other invested assets.............................................................          179          261
                                                                                   ------------  -----------
   Total investments..............................................................        9,218        8,719
Cash and cash equivalents, principally at estimated fair value....................           86           71
Accrued investment income.........................................................           38           34
Premiums, reinsurance and other receivables.......................................          974          971
Current income tax recoverable....................................................           20           --
Other assets......................................................................           37           30
Separate account assets...........................................................          123          112
                                                                                   ------------  -----------
   Total assets................................................................... $     10,496  $     9,937
                                                                                   ============  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................ $        895  $       340
Policyholder account balances.....................................................        3,287        3,390
Other policy-related balances.....................................................        4,372        4,416
Payables for collateral under securities loaned and other transactions............          499          443
Deferred income tax liability.....................................................          119          202
Other liabilities.................................................................           84           61
Separate account liabilities......................................................          123          112
                                                                                   ------------  -----------
   Total liabilities..............................................................        9,379        8,964
                                                                                   ------------  -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
Common stock, par value $2,000 per share; 1,000 shares authorized, issued and
  outstanding.....................................................................            3            3
Additional paid-in capital........................................................          967          967
Retained earnings (deficit).......................................................           (6)        (139)
Accumulated other comprehensive income (loss).....................................          153          142
                                                                                   ------------  -----------
   Total stockholder's equity.....................................................        1,117          973
                                                                                   ------------  -----------
   Total liabilities and stockholder's equity..................................... $     10,496  $     9,937
                                                                                   ============  ===========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                            2017       2016      2015
                                                         ----------  --------  --------
Revenues
Premiums................................................ $      517  $     --  $     --
Universal life and investment-type product policy fees..         76        82        84
Net investment income...................................        447       454       487
Other revenues..........................................         10        15        15
Net investment gains (losses)...........................         --       (49)      (33)
Net derivative gains (losses)...........................         (1)        9         5
                                                         ----------  --------  --------
   Total revenues.......................................      1,049       511       558
                                                         ----------  --------  --------
Expenses
Policyholder benefits and claims........................        842       352       364
Interest credited to policyholder account balances......        112       115       120
Other expenses..........................................         65        31        51
                                                         ----------  --------  --------
   Total expenses.......................................      1,019       498       535
                                                         ----------  --------  --------
   Income (loss) before provision for income tax........         30        13        23
Provision for income tax expense (benefit)..............       (103)        5         8
                                                         ----------  --------  --------
   Net income (loss).................................... $      133  $      8  $     15
                                                         ==========  ========  ========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                               2017      2016      2015
                                                            ---------  --------  --------
Net income (loss).......................................... $     133  $      8  $     15
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related
  offsets..................................................        24        34      (129)
Unrealized gains (losses) on derivatives...................        (8)        1         4
                                                            ---------  --------  --------
   Other comprehensive income (loss), before income tax....        16        35      (125)
Income tax (expense) benefit related to items of other
  comprehensive income (loss)..............................        (5)      (13)       43
                                                            ---------  --------  --------
   Other comprehensive income (loss), net of income tax....        11        22       (82)
                                                            ---------  --------  --------
   Comprehensive income (loss)............................. $     144  $     30  $    (67)
                                                            =========  ========  ========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        Accumulated
                                                  Additional Retained      Other         Total
                                           Common  Paid-in   Earnings  Comprehensive Stockholder's
                                           Stock   Capital   (Deficit) Income (Loss)    Equity
                                           ------ ---------- --------- ------------- -------------
Balance at December 31, 2014.............. $    3  $    967  $     --    $    202     $    1,172
Dividends paid to MetLife, Inc............                       (102)                      (102)
Net income (loss).........................                         15                         15
Other comprehensive income (loss), net of
  income tax..............................                                    (82)           (82)
                                           ------  --------  --------    --------     ----------
Balance at December 31, 2015..............      3       967       (87)        120          1,003
                                           ------  --------  --------    --------     ----------
Dividends paid to MetLife, Inc............                        (60)                       (60)
Net income (loss).........................                          8                          8
Other comprehensive income (loss), net of
  income tax..............................                                     22             22
                                           ------  --------  --------    --------     ----------
Balance at December 31, 2016..............      3       967      (139)        142            973
                                           ------  --------  --------    --------     ----------
Net income (loss).........................                        133                        133
Other comprehensive income (loss), net of
  income tax..............................                                     11             11
                                           ------  --------  --------    --------     ----------
Balance at December 31, 2017.............. $    3  $    967  $     (6)   $    153     $    1,117
                                           ======  ========  ========    ========     ==========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017       2016       2015
                                                                     ----------  --------  ----------
Cash flows from operating activities
Net income (loss)................................................... $      133  $      8  $       15
Adjustments to reconcile net income (loss) to net cash provided by
  (used in) operating activities:
Depreciation and amortization expenses..............................         12         9          11
Amortization of premiums and accretion of discounts associated with
  investments, net..................................................        (20)      (24)        (27)
(Gains) losses on investments, net..................................         --        49          33
(Gains) losses on derivatives, net..................................          7        13          30
(Income) loss from equity method investments, net of dividends or
  distributions.....................................................          3         3          (1)
Interest credited to policyholder account balances..................        112       115         120
Universal life and investment-type product policy fees..............        (76)      (82)        (84)
Asset impairment....................................................         --        --          21
Change in accrued investment income.................................         (4)       11           1
Change in premiums, reinsurance and other receivables...............         (4)        2          11
Change in income tax................................................       (108)      (58)        (47)
Change in other assets..............................................          3        11          16
Change in future policy benefits and policy-related balances........        504        15           9
Change in other liabilities.........................................         24       (12)        (10)
Other, net..........................................................          4        --          --
                                                                     ----------  --------  ----------
   Net cash provided by (used in) operating activities..............        590        60          98
                                                                     ----------  --------  ----------
Cash flows from investing activities
Sales, maturities and repayments of:
   Fixed maturity securities........................................      1,457       898       1,186
   Mortgage loans...................................................         34        67          58
   Real estate and real estate joint ventures.......................         --         1         181
Purchases of:
   Fixed maturity securities........................................     (1,923)     (731)     (1,246)
   Mortgage loans...................................................       (109)      (51)        (18)
   Real estate and real estate joint ventures.......................        (19)       (8)        (16)
Cash received in connection with freestanding derivatives...........          8         5           2
Cash paid in connection with freestanding derivatives...............        (10)       (1)         (2)
Net change in policy loans..........................................          7         8          12
Net change in short-term investments................................         79        --          94
Net change in other invested assets.................................         --         1          --
Net change in property and equipment................................        (10)       --          --
                                                                     ----------  --------  ----------
   Net cash provided by (used in) investing activities.............. $     (486) $    189  $      251
                                                                     ----------  --------  ----------

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                2017      2016      2015
                                                                              --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
   Deposits.................................................................. $    772  $    348  $    183
   Withdrawals...............................................................     (917)     (489)     (323)
Net change in payables for collateral under securities loaned and other
  transactions...............................................................       56       (52)     (112)
Dividends paid to MetLife, Inc...............................................       --       (60)     (102)
Other, net...................................................................       --        --         3
                                                                              --------  --------  --------
   Net cash provided by (used in) financing activities.......................      (89)     (253)     (351)
                                                                              --------  --------  --------
   Change in cash and cash equivalents.......................................       15        (4)       (2)
Cash and cash equivalents, beginning of year.................................       71        75        77
                                                                              --------  --------  --------
   Cash and cash equivalents, end of year.................................... $     86  $     71  $     75
                                                                              ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Income tax................................................................... $      5  $     61  $     57
                                                                              ========  ========  ========
Non-cash transactions:
Increase in real estate and real estate joint ventures due to the expiration
  of a leveraged lease where the underlying asset was real estate............ $     73  $     --  $     --
                                                                              ========  ========  ========

       See accompanying notes to the consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   Metropolitan Tower Life Insurance Company ("MTL") and its subsidiaries (collectively, the "Company") is a wholly-owned subsidiary of MetLife, Inc. The Company is domiciled in the state of Delaware ("Delaware"), and is licensed to transact insurance business in, and is subject to regulation by all 50 states and the District of Columbia. The Company is actively selling structured settlement annuities, as well as term life insurance sold through the Company's direct to consumer channel. The Company is no longer actively selling traditional fixed annuities, variable and universal life insurance, and whole life insurance.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of MTL and its subsidiaries, including partnerships in which the Company has control. Intercompany accounts and transactions have been eliminated.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .   such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .   investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                          Note
-------------------------------------------------------------------------------
Insurance                                                                   2
-------------------------------------------------------------------------------
Deferred Policy Acquisition Costs                                           3
-------------------------------------------------------------------------------
Reinsurance                                                                 4
-------------------------------------------------------------------------------
Investments                                                                 5
-------------------------------------------------------------------------------
Derivatives                                                                 6
-------------------------------------------------------------------------------
Fair Value                                                                  7
-------------------------------------------------------------------------------
Income Tax                                                                  10
-------------------------------------------------------------------------------
Litigation Contingencies                                                    11

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      Liabilities for universal life paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

   Other Policy-Related Balances

      Other policy-related balances primarily include obligations assumed under structured settlement assignments as described in Note 2.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC and reported in other assets on the balance sheet. Such costs include:

   .   incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

     All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

     DAC is amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .   Nonparticipating and               Actual and expected future gross
     non-dividend-paying traditional    premiums.
     contracts (primarily term
     insurance)
 -----------------------------------------------------------------------------
 .   Fixed and variable universal life  Actual and expected future gross
     contracts                          profits.
 -----------------------------------------------------------------------------

     See Note 3 for additional information on DAC amortization. Amortization of DAC is included in other expenses.

     The recovery of DAC is dependent upon the future profitability of the related business.

  Reinsurance

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 5 "-- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures

      The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments when such distributions become payable or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

      The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Annuities Funding Structured Settlement Claims

      Annuities funding structured settlement claims represent annuities funding claims assumed by the Company in its capacity as a structured settlements assignment company. The annuities are stated at their contract value, which represents the present value of the future periodic claim payments to be provided. The net investment income recognized reflects the amortization of discount of the annuity at its implied effective interest rate. See Note 2.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. Leveraged leases derive investment returns in part from their income tax treatment. The Company regularly reviews residual values for impairment.

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

  . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

  . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

 Income Tax

   Metropolitan Tower Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Tower Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Metropolitan Tower Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Tower Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Tower Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

    The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .   the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdictions;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .   future reversals of existing taxable temporary differences;

  .   taxable income in prior carryback years; and

  .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed into law H.R.1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See Note 10 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Property and Equipment

      Property and equipment, which is included in other assets, is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property and from three to seven years for property and equipment. The cost basis was $37 million and $36 million at December 31, 2017 and 2016, respectively. Accumulated depreciation was $15 million and $16 million at December 31, 2017 and 2016, respectively. Related depreciation expense was $3 million, $3 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively. During the year ended December 31, 2015, an impairment of $21 million was recognized on company owned property. As of December 31, 2017, total minimum rental payments to be received in the future under non-cancelable leases was $6 million, $7 million, $7 million, $7 million, $1 million and $3 million for the years ended December 31, 2018, 2019, 2020, 2021, 2022 and years thereafter, respectively. See Note 12 for information on rental revenues related to a lease agreement with an affiliate.

   Other Revenues

      Other revenues include fees on reinsurance financing agreements, as well as, rental income with affiliates. Such fees are recognized in the period in which services are performed.

   Employee Benefit Plans

      Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

   Foreign Currency

      Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

   Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity ("VIE") by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 2.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 5, reflect the application of the new guidance.

Future Adoption of New Accounting Pronouncements

   In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to accumulated OCI ("AOCI"). The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in the first quarter of 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of $32 million with a corresponding increase to AOCI.

   In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt
Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In February 2016, the FASB issued new guidance on leasing transactions
(ASU 2016-02, Leases - Topic 842). The new guidance is effective for the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The Company's implementation efforts are primarily focused on the review of its existing lease contracts, identification of other contracts that may fall under the scope of the new guidance, and performing a gap analysis on the current state of lease-related activities compared with the future state of lease-related activities. The Company is currently evaluating the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments-Overall: Technical Corrections and Improvements, issued in February
2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option ("FVO") that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification
(ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company did not identify any material revenue streams within the scope of the guidance. The modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue.

2. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

 -----------------------------------------------------------------------------
 Product Type:                          Measurement Assumptions:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Nonparticipating life                  Aggregate of the present value of
                                        future expected benefit payments and
                                        related expenses less the present
                                        value of future expected net
                                        premiums. Assumptions as to mortality
                                        and persistency are based upon the
                                        Company's experience when the basis
                                        of the liability is established.
                                        Interest rate assumptions for the
                                        aggregate future policy benefit
                                        liabilities range from 3% to 8%.
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Traditional fixed annuities after      Present value of future expected
 annuitization                          payments. Interest rate assumptions
                                        used in establishing such liabilities
                                        range from 3% to 8%.
 -----------------------------------------------------------------------------

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


Guarantees

   The Company previously issued universal life contracts where the Company contractually guarantees to the contractholder a guaranteed paid-up benefit.

   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to universal life contracts was as follows:

                                                               Universal Life
                                                                 Contracts
                                                             ------------------
                                                             Paid-Up Guarantees
                                                             ------------------
                                                               (In millions)
Direct:
Balance at January 1, 2015..................................      $    206
Incurred guaranteed benefits................................             9
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2015................................           215
Incurred guaranteed benefits................................            14
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2016................................           229
Incurred guaranteed benefits................................            10
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2017................................      $    239
                                                                  ========
Ceded:
Balance at January 1, 2015..................................      $    146
Incurred guaranteed benefits................................             6
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2015................................           152
Incurred guaranteed benefits................................             9
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2016................................           161
Incurred guaranteed benefits................................             6
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2017................................      $    167
                                                                  ========
Net:
Balance at January 1, 2015..................................      $     60
Incurred guaranteed benefits................................             3
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2015................................            63
Incurred guaranteed benefits................................             5
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2016................................            68
Incurred guaranteed benefits................................             4
Paid guaranteed benefits....................................            --
                                                                  --------
Balance at December 31, 2017................................      $     72
                                                                  ========

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


   Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                           December 31,
                                                      ----------------------
                                                         2017       2016
                                                      ---------- -----------
                                                        Paid-Up Guarantees
                                                      ----------------------
                                                          (In millions)
   Total account value (1)........................... $    2,230 $     2,323
   Net amount at risk (2)............................ $    9,902 $    10,622
   Average attained age of policyholders.............   64 years    63 years

--------
(1)Includes the contractholder's investments in the general account.

(2)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Obligations Assumed Under Structured Settlement Assignments

   The Company assumed structured settlement claim obligations when operating solely as an assignment company. These liabilities are measured at the present value of the periodic claims to be provided and reported as other policy-related balances. The Company received a fee for assuming these claim obligations and, as the assignee of the claim, is legally obligated to ensure periodic payments are made to the claimant. The Company purchased annuities from an affiliate to fund these periodic payment claim obligations and designated payments to be made directly to the claimant by the affiliated annuity writer. These annuities funding the assigned structured settlement claims are recorded as an investment. See Note 1.

   See Note 5 for additional information on obligations assumed under structured settlement assignments.

Obligations Under Funding Agreements

   MTL is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh. Holdings of common stock of the FHLB of Pittsburgh, included in equity securities, were $11 million at both December 31, 2017 and 2016.

   The Company has also entered into funding agreements with the FHLB of Pittsburgh. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                         Liability        Collateral (2)
                                    ------------------- -------------------
                                                 December 31,
                                    ---------------------------------------
                                      2017      2016      2017      2016
                                    --------- --------- --------- ---------
                                                 (In millions)
     FHLB of Pittsburgh (1)........ $     250 $     250 $     311 $     383

--------
(1)Represents funding agreements issued to the FHLB of Pittsburgh in exchange for cash and for which the FHLB of Pittsburgh has been granted a lien on certain assets, some of which are in the custody of the FHLB of Pittsburgh, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Pittsburgh as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Pittsburgh's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Pittsburgh.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

   Separate account assets and liabilities consist of pass-through separate accounts totaling $123 million and $112 million at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


   For the years ended December 31, 2017, 2016, and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

Liabilities for Unpaid Claims and Claim Expenses

       Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                   Years Ended December 31,
                                                ----------------------------
                                                  2017      2016      2015
                                                --------  --------  --------
                                                        (In millions)
  Balance at January 1,........................ $     38  $     31  $     31
     Less: Reinsurance recoverables............       13        15        14
                                                --------  --------  --------
  Net balance at January 1,....................       25        16        17
                                                --------  --------  --------
  Incurred related to:
     Current year..............................       59        67        46
     Prior years (1)...........................        5         6         5
                                                --------  --------  --------
         Total incurred........................       64        73        51
                                                --------  --------  --------
  Paid related to:
     Current year..............................      (59)      (59)      (47)
     Prior years...............................       (5)       (5)       (5)
                                                --------  --------  --------
         Total paid............................      (64)      (64)      (52)
                                                --------  --------  --------
  Net balance at December 31,..................       25        25        16
     Add: Reinsurance recoverables.............       15        13        15
                                                --------  --------  --------
  Balance at December 31(included in other
    policy-related balances),.................. $     40  $     38  $     31
                                                ========  ========  ========

--------
(1)During 2017, 2016 and 2015, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events that occurred in prior years, but reported during the current year.

3. Deferred Policy Acquisition Costs

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs (continued)

Fixed and Variable Universal Life Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, and the effect of certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs (continued)


   Information regarding DAC was as follows:

                                               Years Ended December 31,
                                             ---------------------------
                                               2017     2016      2015
                                             -------  --------  --------
                                                    (In millions)
       DAC:
       Balance at January 1,................ $    --  $     --  $      1
       Capitalizations......................      --        --        --
       Amortization related to:
       Other expenses.......................      (7)       (7)      (13)
                                             -------  --------  --------
          Total amortization................      (7)       (7)      (13)
                                             -------  --------  --------
       Unrealized investment gains (losses).       9         7        12
                                             -------  --------  --------
       Balance at December 31,.............. $     2  $     --  $     --
                                             =======  ========  ========

4. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

   For its individual life insurance products, the Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis. In addition, the Company has reinsured a significant portion of the mortality risk on its individual universal life insurance policies. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   The Company has reinsured certain of its annuity and supplementary contract business to an affiliate.

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company had $234 million and $228 million of net unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2017 and 2016, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                   Years Ended December 31,
                                                               -------------------------------
                                                                  2017       2016       2015
                                                               ---------  ---------  ---------
                                                                        (In millions)
Premiums
Direct premiums............................................... $     522  $      11  $       6
Reinsurance assumed...........................................         1         --         --
Reinsurance ceded.............................................        (6)       (11)        (6)
                                                               ---------  ---------  ---------
   Net premiums............................................... $     517  $      --  $      --
                                                               =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $     177  $     182  $     188
Reinsurance assumed...........................................        --         --         --
Reinsurance ceded.............................................      (101)      (100)      (104)
                                                               ---------  ---------  ---------
   Net universal life and investment-type product policy fees. $      76  $      82  $      84
                                                               =========  =========  =========
Other revenues
Direct other revenues......................................... $       8  $       5  $       5
Reinsurance assumed...........................................         2          5          4
Reinsurance ceded.............................................        --          5          6
                                                               ---------  ---------  ---------
   Net other revenues......................................... $      10  $      15  $      15
                                                               =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $     974  $     492  $     492
Reinsurance assumed...........................................        --         --         --
Reinsurance ceded.............................................      (132)      (140)      (128)
                                                               ---------  ---------  ---------
   Net policyholder benefits and claims....................... $     842  $     352  $     364
                                                               =========  =========  =========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $     133  $     136  $     142
Reinsurance assumed...........................................        --         --         --
Reinsurance ceded.............................................       (21)       (21)       (22)
                                                               ---------  ---------  ---------
   Net interest credited to policyholder account balances..... $     112  $     115  $     120
                                                               =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                        December 31,
                                 -----------------------------------------------------------
                                             2017                          2016
                                 ----------------------------- -----------------------------
                                                        Total                         Total
                                                       Balance                       Balance
                                 Direct Assumed Ceded   Sheet  Direct Assumed Ceded   Sheet
                                 ------ ------- ------ ------- ------ ------- ------ -------
                                                        (In millions)
Assets
Premiums, reinsurance and other
  receivables................... $   4   $  1   $  969 $  974  $   --  $  1   $  970 $  971
                                 =====   ====   ====== ======  ======  ====   ====== ======
Liabilities
Other liabilities............... $  56   $  2   $   26 $   84  $   36  $  1   $   24 $   61
                                 =====   ====   ====== ======  ======  ====   ====== ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions." The deposit liabilities on reinsurance were $2 million and $1 million at December 31, 2017 and 2016, respectively.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC and MetLife Insurance K.K., each of which is a related party.

   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                              -------------------------
                                                                2017     2016     2015
                                                              -------  -------  -------
                                                                    (In millions)
Premiums
Reinsurance assumed.......................................... $    --  $    --  $    --
Reinsurance ceded............................................      (6)     (11)      (6)
                                                              -------  -------  -------
    Net premiums............................................. $    (6) $   (11) $    (6)
                                                              =======  =======  =======
Other revenues
Reinsurance assumed.......................................... $     3  $     5  $     4
Reinsurance ceded............................................      --        5        6
                                                              -------  -------  -------
    Net other revenues....................................... $     3  $    10  $    10
                                                              =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed.......................................... $    --  $    --  $    --
Reinsurance ceded............................................      (5)     (11)      (8)
                                                              -------  -------  -------
    Net policyholder benefits and claims..................... $    (5) $   (11) $    (8)
                                                              =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed.......................................... $    --  $    --  $    --
Reinsurance ceded............................................     (21)     (21)     (22)
                                                              -------  -------  -------
    Net interest credited to policyholder account balances... $   (21) $   (21) $   (22)
                                                              =======  =======  =======

   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                 December 31,
                                                       ---------------------------------
                                                             2017             2016
                                                       ---------------- ----------------
                                                       Assumed  Ceded   Assumed  Ceded
                                                       ------- -------- ------- --------
                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables........... $    1  $    709 $    2  $    718
                                                       ======  ======== ======  ========

   The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $709 million and $718 million of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $660 million and $667 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Investments

   See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

     The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                  December 31, 2017                           December 31, 2016
                     ------------------------------------------- -------------------------------------------
                                  Gross Unrealized                            Gross Unrealized
                               -----------------------                     -----------------------
                      Cost or                          Estimated  Cost or                          Estimated
                     Amortized        Temporary  OTTI    Fair    Amortized        Temporary  OTTI    Fair
                       Cost    Gains   Losses   Losses   Value     Cost    Gains   Losses   Losses   Value
                     --------- ------ --------- ------ --------- --------- ------ --------- ------ ---------
                                                          (In millions)
Fixed maturity
  securities:
U.S. corporate...... $  1,076  $  105   $   3   $  --  $  1,178  $  1,001  $   87   $   5   $  --  $  1,083
U.S. government and
  agency............      565     127       2      --       690       426     102       1      --       527
RMBS................      621      13       2      --       632       390      14       4      --       400
Foreign corporate...      400      23       7      --       416       309      12      12      --       309
CMBS................      303       3      --      --       306       159       3      --      --       162
ABS.................      287       2       2      --       287       515       3       5      --       513
State and political
  subdivision.......      131      31      --      --       162       110      24      --      --       134
Foreign government..       38       3      --      --        41        29       2      --      --        31
                     --------  ------   -----   -----  --------  --------  ------   -----   -----  --------
   Total fixed
     maturity
     securities..... $  3,421  $  307   $  16   $  --  $  3,712  $  2,939  $  247   $  27   $  --  $  3,159
                     ========  ======   =====   =====  ========  ========  ======   =====   =====  ========
Equity securities:
Common stock........ $     11  $   --   $  --   $  --  $     11  $     11  $   --   $  --   $  --  $     11

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than ($1) million at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                                    Due After Five
                                                      Due After One     Years                               Total Fixed
                                          Due in One  Year Through   Through Ten   Due After Ten Structured  Maturity
                                         Year or Less  Five Years       Years          Years     Securities Securities
                                         ------------ ------------- -------------- ------------- ---------- -----------
                                                                         (In millions)
Amortized cost..........................   $    84      $    555       $    671     $      900   $    1,211 $    3,421
Estimated fair value....................   $    85      $    571       $    683     $    1,148   $    1,225 $    3,712

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                               December 31, 2017                              December 31, 2016
                                  ---------------------------------------------- ----------------------------------------------
                                                        Equal to or Greater than                       Equal to or Greater than
                                   Less than 12 Months        12 Months           Less than 12 Months        12 Months
                                  --------------------- ------------------------ --------------------- ------------------------
                                               Gross                   Gross                  Gross                   Gross
                                  Estimated  Unrealized Estimated    Unrealized  Estimated  Unrealized Estimated    Unrealized
                                  Fair Value   Losses   Fair Value     Losses    Fair Value   Losses   Fair Value     Losses
                                  ---------- ---------- ----------   ----------  ---------- ---------- ----------   ----------
                                                                   (Dollars in millions)
Fixed maturity securities:
U.S. corporate...................   $  124     $   1      $   18       $   2       $   89     $   1      $   49       $   4
U.S. government and agency.......      262         2           1          --           53         1          --          --
RMBS.............................      163        --          45           2          108         2          49           2
Foreign corporate................       70         3          28           4           83         2          42          10
CMBS.............................       20        --          --          --           29        --          12          --
ABS..............................       10        --          44           2           67         1         113           4
State and political
 subdivision.....................        5        --          --          --           --        --          --          --
Foreign government...............       --        --          --          --            2        --          --          --
                                    ------     -----      ------       -----       ------     -----      ------       -----
    Total fixed maturity
     securities..................   $  654     $   6      $  136       $  10       $  431     $   7      $  265       $  20
                                    ======     =====      ======       =====       ======     =====      ======       =====
Total number of securities in an
 unrealized loss position........      131                    35                      120                    80
                                    ======                ======                   ======                ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $11 million during the year ended December 31, 2017 to $16 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2017, $1 million of the total $16 million of gross unrealized losses were from three below investment grade fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on below investment grade fixed maturity securities are principally related to foreign corporate securities (primarily industrial securities) and non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, in part due to economic and market uncertainties. Management evaluates foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security and the payment priority within the tranche structure of the security.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                 December 31,
                                   ----------------------------------------
                                           2017                 2016
                                   -------------------  -------------------
                                   Carrying    % of     Carrying    % of
                                    Value      Total     Value      Total
                                   --------  ---------  --------  ---------
                                             (Dollars in millions)
    Mortgage loans:
    Commercial.................... $    248       81.0% $    191       82.7%
    Agricultural..................       59       19.3        41       17.7
                                   --------  ---------  --------  ---------
       Subtotal(1)................      307      100.3       232      100.4
    Valuation allowances..........       (1)      (0.3)       (1)      (0.4)
                                   --------  ---------  --------  ---------
       Total mortgage loans, net.. $    306      100.0% $    231      100.0%
                                   ========  =========  ========  =========

--------

(1)Purchases of commercial mortgage loans were $7 million and $0 for the years ended December 31, 2017 and 2016, respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


     The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2017, 2016 and 2015 were $118 million, $59 million and $15 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $43 million, $81 million and $71 million during the years ended December 31, 2017, 2016 and 2015, respectively.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

     At December 31, 2017 and 2016, the Company had no impaired mortgage loans, all mortgage loans were evaluated collectively for credit losses and the related valuation allowances were maintained primarily for the commercial mortgage loans. For both the years ended December 31, 2017 and 2016, the change in valuation allowance relating to provision (release) was less than $1 million.

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Credit Quality of Commercial Mortgage Loans

     The credit quality of commercial mortgage loans was as follows at:

                                                Recorded Investment
                                    ----------------------------------------------
                                    Debt Service Coverage Ratios
                                    ----------------------------
                                               1.00x -
                                    > 1.20x     1.20x   < 1.00x   Total  % of Total
                                     --------  -------  -------  ------- ----------
                                         (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%...................... $    212   $    --  $    --  $   212     85.5%
65% to 75%.........................       27        --       --       27     10.9
76% to 80%.........................       --        --       --       --       --
Greater than 80%...................       --         9       --        9      3.6
                                     --------  -------  -------  -------   ------
Total.............................. $    239   $     9  $    --  $   248    100.0%
                                     ========  =======  =======  =======   ======
December 31, 2016
Loan-to-value ratios:
Less than 65%...................... $    173   $     1  $     2  $   176     92.1%
65% to 75%.........................       15        --       --       15      7.9
76% to 80%.........................       --        --       --       --       --
Greater than 80%...................       --        --       --       --       --
                                     --------  -------  -------  -------   ------
Total.............................. $    188   $     1  $     2  $   191    100.0%
                                     ========  =======  =======  =======   ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                                    December 31,
                                     -----------------------------------------
                                             2017                 2016
                                     -------------------  --------------------
                                      Recorded    % of     Recorded    % of
                                     Investment   Total   Investment   Total
                                     ---------- --------  ---------- ---------
                                               (Dollars in millions)
Loan-to-value ratios:
Less than 65%.......................  $    48       81.4%  $    41       100.0%
65% to 75%..........................       11       18.6        --          --
                                      -------   --------   -------   ---------
   Total............................  $    59      100.0%  $    41       100.0%
                                      =======   ========   =======   =========

  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no nonaccrual mortgage loans at December 31, 2017 and 2016.

  Mortgage Loans Modified in a Troubled Debt Restructuring

     The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring for both the years ended December 31, 2017 and 2016.

Real Estate

   Real estate investments consisted of traditional real estate at December 31, 2017 and 2016.

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and joint ventures with interest in single property income-producing real estate.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $47 million and $39 million at December 31, 2017 and 2016, respectively. Related depreciation expense on wholly-owned real estate was $9 million, $6 million and $10 million for the year ended December 31, 2017, 2016 and 2015, respectively.

   There were no real estate impairments recognized for both the year ended December 31, 2017 and 2016.

   As of December 31, 2017, total minimum rental payments to be received in the future under non-cancelable leases was $17 million, $22 million, $23 million, $23 million, $23 million and $89 million for the years ended December 31, 2018, 2019, 2020, 2021, 2022 and years thereafter, respectively.

Other Invested Assets

   Other invested assets is comprised primarily of leveraged leases and freestanding derivatives with positive estimated fair values (see Note 6).

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Leveraged Leases

     Investment in leveraged leases consisted of the following at:

                                                             December 31,
                                                         --------------------
                                                            2017       2016
                                                         ---------  ---------
                                                             (In millions)
 Rental receivables, net................................ $      --  $      --
 Estimated residual values..............................       189        262
                                                         ---------  ---------
    Subtotal............................................       189        262
 Unearned income........................................       (23)       (31)
                                                         ---------  ---------
    Investment in leveraged leases, net of non-recourse
      debt.............................................. $     166  $     231
                                                         =========  =========

     Rental receivables are generally due in periodic installments. The payment periods range from one to four years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. Rental receivables, which were less than $1 million at both December 31, 2017 and 2016, were performing.

     The deferred income tax liability related to leveraged leases was $58 million and $102 million at December 31, 2017 and 2016, respectively.

     The components of income from investments in leveraged leases, excluding net investment gains (losses), were as follows:

                                                             December 31,
                                                        -----------------------
                                                         2017    2016    2015
                                                        ------- ------- -------
                                                             (In millions)
Income from investment in leveraged leases............. $     8 $    11 $    12
Less: Income tax expense on leveraged leases...........       3       4       4
                                                        ------- ------- -------
   Investment income after income tax in leveraged
     leases............................................ $     5 $     7 $     8
                                                        ======= ======= =======

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $47 million and $48 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities AFS and the effect on DAC and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                       Years Ended December 31,
                                                     ----------------------------
                                                       2017      2016      2015
                                                     --------  --------  --------
                                                             (In millions)
Fixed maturity securities........................... $    294  $    225  $    198
Derivatives.........................................       (1)        7         6
                                                     --------  --------  --------
       Subtotal.....................................      293       232       204
                                                     --------  --------  --------
Amounts allocated from:
   Future policy benefits...........................      (54)       --        --
   DAC..............................................       (4)      (13)      (20)
                                                     --------  --------  --------
       Subtotal.....................................      (58)      (13)      (20)
Deferred income tax benefit (expense)...............      (82)      (77)      (64)
                                                     --------  --------  --------
       Net unrealized investment gains (losses)..... $    153  $    142  $    120
                                                     ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2017      2016      2015
                                                                        --------  --------  --------
                                                                                (In millions)
Balance at January 1,.................................................. $    142  $    120  $    202
Unrealized investment gains (losses) during the year...................       61        28      (138)
Unrealized investment gains (losses) relating to:
Future policy benefits.................................................      (54)       --         1
DAC related to noncredit OTTI losses recognized in AOCI................       --        --         1
DAC....................................................................        9         7        11
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       --        --        (1)
Deferred income tax benefit (expense)..................................       (5)      (13)       44
                                                                        --------  --------  --------
Balance at December 31,................................................ $    153  $    142  $    120
                                                                        ========  ========  ========
   Change in net unrealized investment gains (losses).................. $     11  $     22  $    (82)
                                                                        ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                           -----------------
                                                             2017     2016
                                                           -------- --------
                                                             (In millions)
   Securities on loan: (1)
      Amortized cost...................................... $    367 $    316
      Estimated fair value................................ $    482 $    415
   Cash collateral received from counterparties (2)....... $    485 $    417
   Security collateral received from counterparties (3)... $      7 $      5
   Reinvestment portfolio -- estimated fair value......... $    488 $    417

--------
(1)Included within fixed maturity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                           December 31, 2017                    December 31, 2016
                                     ------------------------------------ ------------------------------------
                                     Remaining Tenor of Securities        Remaining Tenor of Securities
                                       Lending Agreements                   Lending Agreements
                                     -----------------------------        -----------------------------
                                                          Over 1                               Over 1
                                                1 Month    to 6                      1 Month    to 6
                                     Open (1)   or Less   Months   Total  Open (1)   or Less   Months   Total
                                     --------   -------   ------   ------ --------   -------   ------   ------
                                                             (In millions)
Cash collateral liability by loaned
  security type:
U.S. government and agency..........  $  74     $  181    $  230   $  485  $  34      $  87    $  296   $  417
                                      -----     ------     ------  ------  -----      -----     ------  ------
   Total............................  $  74     $  181    $  230   $  485  $  34      $  87    $  296   $  417
                                      =====     ======     ======  ======  =====      =====     ======  ======

--------
(1)The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $72 million, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, CMBS, foreign corporate securities) and cash equivalents with 44% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                2017     2016
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits)............................. $      8 $      8
Invested assets held in trust (reinsurance agreements).......................       10       10
Invested assets pledged as collateral (1)....................................      317      283
                                                                              -------- --------
   Total invested assets on deposit, held in trust and pledged as collateral. $    335 $    301
                                                                              ======== ========

--------
(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

   See "-- Securities Lending" for information regarding securities on loan.

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

     There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2017 and 2016.

  Unconsolidated VIEs

     The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                              December 31,
                                              ---------------------------------------------
                                                       2017                   2016
                                              ---------------------- ----------------------
                                                           Maximum                Maximum
                                               Carrying   Exposure    Carrying   Exposure
                                                Amount   to Loss (1)   Amount   to Loss (1)
                                              ---------- ----------- ---------- -----------
                                                              (In millions)
Fixed maturity securities AFS:
   Structured Securities (2)................. $    1,225 $    1,225  $    1,075 $    1,075
   U.S. corporate............................         25         25          24         24
Real estate joint ventures...................         57         57          44         44
Other limited partnership interests..........         --         95          --         --
                                              ---------- ----------  ---------- ----------
       Total................................. $    1,307 $    1,402  $    1,143 $    1,143
                                              ========== ==========  ========== ==========

--------

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

Net Investment Income

   The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                        --------------------------
                                                          2017     2016     2015
                                                        -------- -------- --------
                                                              (In millions)
Investment income:
Fixed maturity securities.............................. $    127 $    129 $    137
Equity securities......................................        1        1        1
Mortgage loans.........................................       12       16       14
Policy loans...........................................       19       20       20
Real estate............................................       22       14       33
Annuities funding structured settlement claims.........      277      276      288
Other..................................................       10       13       14
                                                        -------- -------- --------
   Subtotal............................................      468      469      507
Less: Investment expenses..............................       21       15       20
                                                        -------- -------- --------
   Net investment income............................... $    447 $    454 $    487
                                                        ======== ======== ========

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                         Years Ended December 31,
                                                        -------------------------
                                                          2017     2016     2015
                                                        -------- -------  -------
                                                              (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized-- by sector and industry:
U.S. and foreign corporate securities -- Industrial.... $     -- $    (1) $    --
                                                        -------- -------  -------
   OTTI losses on fixed maturity securities recognized
     in earnings....................................... $     -- $    (1) $    --
Fixed maturity securities -- net gains (losses) on
  sales and disposals.................................. $     -- $    (8) $    --
                                                        -------- -------  -------
   Total gains (losses) on fixed maturity securities... $     -- $    (9) $    --
Real estate............................................ $     -- $     1  $   (34)
Leveraged lease impairments............................ $     -- $   (41) $     1
                                                        -------- -------  -------
   Total net investment gains (losses)................. $     -- $   (49) $   (33)
                                                        ======== =======  =======

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than ($1) million, less than ($1) million and less than $1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                     Years Ended December 31,
                                                    -------------------------
                                                      2017     2016     2015
                                                    -------  -------  -------
                                                          (In millions)
 Proceeds.......................................... $ 1,161  $   577  $   789
                                                    =======  =======  =======
 Gross investment gains............................ $     4  $     3  $     7
 Gross investment losses...........................      (4)     (11)      (7)
 OTTI losses.......................................      --       (1)      --
                                                    -------  -------  -------
    Net investment gains (losses).................. $    --  $    (9) $    --
                                                    =======  =======  =======

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The estimated fair value of invested assets transferred from affiliates was $113 million for the year ended December 31, 2017.

   As a structured settlements assignment company, the Company purchased annuities from an affiliate to fund the periodic structured settlement claim payment obligations it assumed. Each annuity purchased is contractually designated to the assumed claim obligation it funds. The aggregate contract values of annuities funding structured settlement claims are recorded as an asset for which the Company has also recorded an unpaid claim obligation of equal amount. Such aggregated contract values were $4.3 billion and $4.4 billion at December 31, 2017 and 2016, respectively. The related net investment income and corresponding policyholder benefits and claims recognized were $277 million, $276 million and $288 million for the years ended
December 31, 2017, 2016 and 2015 respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $6 million, $6 million and $5 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


6. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value hedging relationships.

     The Company purchases interest rate floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in nonqualifying hedging relationships.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium. Synthetic GICs are not designated as hedging instruments.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)

  Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities, or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                               December 31,
                                                          -----------------------------------------------------------
                                                                     2017                          2016
                                                          ----------------------------- -----------------------------
                        Primary Underlying Risk Exposure           Estimated Fair Value          Estimated Fair Value
                        --------------------------------           --------------------          --------------------
                                                           Gross                         Gross
                                                          Notional                      Notional
                                                           Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                                          -------- ------  -----------  -------- ------  -----------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps        Interest rate................. $     10 $   --    $   --     $     16 $   --    $   --
Foreign currency swaps     Foreign currency exchange
                           rate..........................       25      3        --           21      5        --
                                                          -------- ------    ------     -------- ------    ------
   Subtotal...........................................          35      3        --           37      5        --
                                                          -------- ------    ------     -------- ------    ------
Cash flow hedges:
Foreign currency swaps     Foreign currency exchange
                           rate..........................      125      3         4           51      7        --
                                                          -------- ------    ------     -------- ------    ------
   Total qualifying hedges............................         160      6         4           88     12        --
                                                          -------- ------    ------     -------- ------    ------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate floors       Interest rate.................       --     --        --        3,100      9         4
Synthetic GICs             Interest rate.................    1,504     --        --           --     --        --
Foreign currency swaps     Foreign currency exchange
                           rate..........................       54      4         1           53      8        --
Foreign currency           Foreign currency exchange
  forwards                 rate..........................        8     --        --            7     --        --
Credit default swaps -
  written                  Credit........................       87      2        --           87      1        --
                                                          -------- ------    ------     -------- ------    ------
   Total non-designated or nonqualifying
     derivatives......................................       1,653      6         1        3,247     18         4
                                                          -------- ------    ------     -------- ------    ------
   Total..............................................    $  1,813 $   12    $    5     $  3,335 $   30    $    4
                                                          ======== ======    ======     ======== ======    ======

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                           Years Ended December 31,
                                                         ----------------------------
                                                            2017      2016     2015
                                                         ---------- -------- --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1). $      (1) $      9 $      5

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $1 million for both the years ended
December 31, 2017 and 2016. The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the year ended December 31, 2015 was not significant.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $9 million, $23 million, and $45 million for the years ended December 31, 2017, 2016, and 2015 respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                                      Net
                                                                   Derivative
                                                                 Gains (Losses)
                                                                 --------------
                                                                 (In millions)
 Year Ended December 31, 2017
 Interest rate derivatives......................................  $        (8)
 Foreign currency exchange rate derivatives.....................           (5)
 Credit derivatives -- written..................................            1
                                                                  -----------
    Total.......................................................  $       (12)
                                                                  ===========
 Year Ended December 31, 2016
 Interest rate derivatives......................................  $       (20)
 Foreign currency exchange rate derivatives.....................            7
 Credit derivatives -- written..................................            1
                                                                  -----------
    Total.......................................................  $       (12)
                                                                  ===========
 Year Ended December 31, 2015
 Interest rate derivatives......................................  $       (40)
 Foreign currency exchange rate derivatives.....................            2
 Credit derivatives -- written..................................           (1)
                                                                  -----------
    Total.......................................................  $       (39)
                                                                  ===========

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets to floating rate; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets.

   The amounts the Company recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were less than $1 million and ($1) million for the years ended December 31, 2017 and 2016, respectively. The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges was not significant for the year ended December 31, 2015. Changes in the estimated fair value of the derivatives recognized in net derivative gains (losses) were ($2) million, $3 million and $1 million for each of the years ended December 31, 2017, 2016 and 2015, respectively. Changes in the estimated fair value of the hedged items recognized in net derivative gains (losses) were $2 million, ($4) million, and ($1) million for each of the years ended December 31, 2017, 2016 and 2015, respectively.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). For both the years ended December 31, 2017 and 2016, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. For the year ended December 31, 2015, the amount reclassified into net derivative gains (losses) related to such discontinued cash flow hedges was not significant.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2017, 2016 and 2015.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   At December 31, 2017, 2016, and 2015, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges were ($1) million, $7 million, and $6 million, respectively .

   For the year ended December 31, 2017, there were ($10) million of gains (losses) deferred in AOCI related to foreign currency swaps. For both the years ended December 31, 2016 and 2015, there were $4 million of gains (losses) deferred in AOCI related to foreign currency swaps. For the years ended December 31, 2017 and 2016, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were ($2) million and $3 million, respectively. For the year ended December 31, 2015, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2017, there were no amounts reclassified to net investment income related to foreign currency swaps. For both the years ended December 31, 2016, and 2015 the amounts reclassified to net investment income related to foreign currency swaps were not significant. For the year ended December 31, 2017 the amount recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges was less than $1 million. For the years ended December 31, 2016 and 2015 the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2017, the amounts of deferred net gains (losses) on derivatives in AOCI that were expected to be reclassified to earnings within the next 12 months were less than $1 million.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $87 million at both December 31, 2017 and 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2017 and 2016, the Company would have received $2 million and $1 million, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                          December 31,
                                          -----------------------------------------------------------------------------
                                                           2017                                   2016
                                          -------------------------------------- --------------------------------------
                                                        Maximum                                Maximum
                                          Estimated      Amount                  Estimated      Amount
                                          Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                          of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced    Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                      Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
----------------------------------------- ---------- -------------- ------------ ---------- -------------- ------------
                                                                      (Dollars in millions)
Baa
Credit default swaps referencing indices.   $    2      $    87         5.0        $    1      $    87         4.0
                                            ------      -------                    ------      -------
    Total................................   $    2      $    87         5.0        $    1      $    87         4.0
                                            ======      =======                    ======      =======

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard & Poor's Global Ratings ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                                  ----------------------------------------
                                                                                          2017                 2016
----------------------------------------------------------------------            -------------------  -------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement       Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------------------      -------  ----------- -------  -----------
                                                                                                (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)................................................................ $    10    $     5   $    29    $     5
OTC-cleared (1)..................................................................       2         --         1         --
                                                                                  -------    -------   -------    -------
    Total gross estimated fair value of derivatives (1)..........................      12          5        30          5
Amounts offset on the consolidated balance sheets................................      --         --        --         --
                                                                                  -------    -------   -------    -------
    Estimated fair value of derivatives presented on the consolidated balance
     sheets (1)..................................................................      12          5        30          5
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral....................................................................      (4)        (4)       (5)        (5)
OTC-cleared......................................................................      --         --        --         --
Cash collateral: (3)
OTC-bilateral....................................................................      (6)        --       (23)        --
OTC-cleared......................................................................      (2)        --        (1)        --
Securities collateral: (4)
OTC-bilateral....................................................................      --         --        --         --
OTC-cleared......................................................................      --         --        --         --
                                                                                  -------    -------   -------    -------
    Net amount after application of master netting agreements and
     collateral.................................................................. $    --    $     1   $     1    $    --
                                                                                  =======    =======   =======    =======

--------

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)

(1)Derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities were less than $1 million and $1 million at December 31, 2017 and 2016, respectively. At December 31, 2017, the derivative assets included in income or (expense) accruals reported in accrued investment income or other liabilities were less than $1 million. At December 31, 2016, there were no derivative assets included in income or (expense) accruals reported in accrued investment income or other liabilities.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $5 million and $1 million, respectively. At December 31, 2017 and 2016, the Company did not provide excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 and 2016, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2017, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $4 million for its OTC-bilateral derivatives. At December 31, 2016, the Company did not receive or provide excess securities collateral for its OTC-bilateral derivatives. At both December 31, 2017 and 2016, the Company did not receive excess securities collateral, and provided excess securities collateral with an estimated fair value of $2 million, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both MTL and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength rating, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   At December 31, 2017 , the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting arrangements were $1 million and was not significant at December 31, 2016. At December 31, 2017, the estimated fair value of the collateral pledged was less than $1 million and was not significant at December 31, 2016. At December 31, 2017 and 2016, there was no incremental collateral that MTL would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered a full overnight collateralization or termination of the derivative position at reporting date.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3. Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                     December 31, 2017
                                         ------------------------------------------
                                            Fair Value Hierarchy
                                         --------------------------
                                                                    Total Estimated
                                         Level 1  Level 2  Level 3    Fair Value
                                         -------- -------- -------- ---------------
                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate.......................... $     -- $  1,159 $     19    $  1,178
U.S. government and agency..............      313      377       --         690
RMBS....................................       --      552       80         632
Foreign corporate.......................       --      351       65         416
CMBS....................................       --      306       --         306
ABS.....................................       --      269       18         287
State and political subdivision.........       --      162       --         162
Foreign government......................       --       41       --          41
                                         -------- -------- --------    --------
   Total fixed maturity securities......      313    3,217      182       3,712
                                         -------- -------- --------    --------
Equity securities.......................       --       11       --          11
Short-term investments..................        9       44       --          53
Derivative assets: (1)
Interest rate...........................       --       --       --          --
Foreign currency exchange rate..........       --       10       --          10
Credit..................................       --        2       --           2
                                         -------- -------- --------    --------
   Total derivative assets..............       --       12       --          12
                                         -------- -------- --------    --------
Separate account assets (2).............       --      123       --         123
                                         -------- -------- --------    --------
   Total assets......................... $    322 $  3,407 $    182    $  3,911
                                         ======== ======== ========    ========
Liabilities
Derivative liabilities: (1)
Interest rate........................... $     -- $     -- $     --    $     --
Foreign currency exchange rate..........       --        5       --    $      5
                                         -------- -------- --------    --------
   Total derivative liabilities......... $     -- $      5 $     --    $      5
                                         ======== ======== ========    ========

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


                                                            December 31, 2016
                                               --------------------------------------------
                                                   Fair Value Hierarchy
                                               ----------------------------
                                                                            Total Estimated
                                               Level 1   Level 2   Level 3    Fair Value
                                               -------- ---------- -------- ---------------
                                                              (In millions)
Assets
Fixed maturity securities:
U.S. corporate................................ $     -- $    1,044 $     39   $    1,083
U.S. government and agency....................      185        342       --          527
RMBS..........................................       --        344       56          400
Foreign corporate.............................       --        265       44          309
CMBS..........................................       --        162       --          162
ABS...........................................       --        499       14          513
State and political subdivision...............       --        134       --          134
Foreign government............................       --         31       --           31
                                               -------- ---------- --------   ----------
   Total fixed maturity securities............      185      2,821      153        3,159
                                               -------- ---------- --------   ----------
Equity securities.............................       --         11       --           11
Short-term investments........................       23        109       --          132
Derivative assets: (1)
Interest rate.................................       --          9       --            9
Foreign currency exchange rate................       --         20       --           20
Credit........................................       --          1       --            1
                                               -------- ---------- --------   ----------
   Total derivative assets....................       --         30       --           30
                                               -------- ---------- --------   ----------
Separate account assets (2)...................       --        112       --          112
                                               -------- ---------- --------   ----------
   Total assets............................... $    208 $    3,083 $    153   $    3,444
                                               ======== ========== ========   ==========
Liabilities
Derivative liabilities: (1)
Interest rate................................. $     -- $        4 $     --   $        4
Foreign currency exchange rate................       --         --       --           --
                                               -------- ---------- --------   ----------
   Total derivative liabilities............... $     -- $        4 $     --   $        4
                                               ======== ========== ========   ==========

--------

(1)Derivative assets are presented within other invested assets on the consolidated balance sheet and derivative liabilities are presented within other liabilities on the consolidated balance sheet.

(2)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


  Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities at December 31, 2016. Independent non-binding broker quotations were not utilized at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

-----------------------------------------------------------------------------------------------------------------
Instrument                       Level 2                                            Level 3
                            Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Fixed maturity securities
-----------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market
            income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;    . credit spreads
              duration                                         . quoted prices in markets that are not active
            . Privately-placed securities are valued using       for identical or similar securities that are
              the additional key inputs:                         less liquid and based on lower levels of
              .  market yield curve; call provisions             trading activity than securities classified in
              .  observable prices and spreads for similar       Level 2
                 public or private securities that             . independent non-binding broker quotations
                 incorporate the credit quality and industry
                 sector of the issuer
              .  delta spread adjustments to reflect specific
                 credit-related issues
-----------------------------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market       Valuation Approaches: Principally the market
            approach.                                          approach.
            Key Inputs:                                        Key Inputs:

            .  quoted prices in markets that are not active    .  independent non-binding broker quotations
            .  benchmark U.S. Treasury yield or other yields   .  quoted prices in markets that are not active
            .  the spread off the U.S. Treasury yield curve       for identical or similar securities that are
               for the identical security                         less liquid and based on lower levels of
            .  issuer ratings and issuer spreads;                 trading activity than securities classified in
               broker-dealer quotes                               Level 2
            .  comparable securities that are actively traded  .  credit spreads
-----------------------------------------------------------------------------------------------------------------
 Structured Securities
-----------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market and
            income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            .  quoted prices in markets that are not active    .  credit spreads
            .  spreads for actively traded securities;         .  quoted prices in markets that are not active
               spreads off benchmark yields                       for identical or similar securities that are
            .  expected prepayment speeds and volumes             less liquid and based on lower levels of
            .  current and forecasted loss severity; ratings;     trading activity than securities classified in
               geographic region                                  Level 2
            .  weighted average coupon and weighted average    .  independent non-binding broker quotations
               maturity
            .  average delinquency rates; debt-service
               coverage ratios
            .  issuance-specific information, including, but
               not limited to:
              .  collateral type; structure of the security;
                 vintage of the loans
              .  payment terms of the underlying assets
              .  payment priority within the tranche; deal
                 performance
-----------------------------------------------------------------------------------------------------------------

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


Instrument                                     Level 2                                            Level 3
                                           Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Equity securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market approach.                                 N/A
            Key Input:

            .quoted prices in markets that are not considered active
-----------------------------------------------------------------------------------------------------------------
Short-term investments
-----------------------------------------------------------------------------------------------------------------
            .Short-term investments are of a similar nature and class to the fixed maturity        N/A
             and equity securities described above; accordingly, the valuation approaches and observable inputs used in their valuation are also similar to those described above.
-----------------------------------------------------------------------------------------------------------------
Separate account assets (1)
-----------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                                                             N/A
            .quoted prices or reported NAV provided by the fund managers
-----------------------------------------------------------------------------------------------------------------

--------
(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including mutual funds.

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


   Freestanding Derivatives Valuation Approaches and Key Inputs

     Level 2

        This level includes all types of derivatives utilized by the Company. These derivatives are principally valued using the income approach.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

             Instrument                        Interest Rate                Foreign Currency              Credit
                                                                             Exchange Rate
-----------------------------------------------------------------------------------------------------------------------
 Inputs common to Level 2 by           .swap yield curves             .swap yield curves            .swap yield curves
 instrument type                       .basis curves                  .basis curves                 .credit curves
                                       .interest rate volatility (1)  .currency spot rates          .recovery rates
                                                                      .cross currency basis curves
-----------------------------------------------------------------------------------------------------------------------

--------
(1)Option-based only.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                       December 31, 2017    December 31, 2016       Impact of
                                                                      -------------------- -------------------- Increase in Input
                                                    Significant                 Weighted             Weighted     on Estimated
                          Valuation Techniques  Unobservable Inputs    Range   Average (1)  Range   Average (1)  Fair Value (2)
                          --------------------  --------------------- -------- ----------- -------- ----------- -----------------
Fixed maturity
 securities (3)
U.S. corporate and        Matrix pricing        Offered quotes (4)    100 -141     110     99 - 138     111          Increase
 foreign corporate.......
                          Market pricing        Quoted prices (4)     99 - 103     101     25 - 100      84          Increase
                          -------------------------------------------------------------------------------------------------------
RMBS..................... Market pricing        Quoted prices (4)     84 - 104      99     83 - 105      97         Increase (5)
                          -------------------------------------------------------------------------------------------------------
ABS...................... Market pricing        Quoted prices (4)     90 - 103      99     99 - 101     100         Increase (5)
                          Consensus pricing     Offered quotes (4)                          99 - 99      99         Increase (5)
                          -------------------------------------------------------------------------------------------------------

--------
(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5)Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                                               Fair Value Measurements Using
                                                                            Significant Unobservable Inputs (Level 3)
                                                                            ----------------------------------------
                                                                                 Fixed Maturity Securities
                                                                            ----------------------------------------
                                                                                                          Foreign
                                                                            Corporate (1)   Structured   Government
                                                                            -------------   ----------   ----------
                                                                                       (In millions)
Balance, January 1, 2016...................................................    $   94         $   81       $   19
Total realized/unrealized gains (losses) included in net income
  (loss) (2) (3)...........................................................        --              1           --
Total realized/unrealized gains (losses) included in AOCI..................        (2)            --           --
Purchases (4)..............................................................         8             19           --
Sales (4)..................................................................       (13)            (5)          --
Transfers into Level 3 (5).................................................         8             --           --
Transfers out of Level 3 (5)...............................................       (12)           (26)         (19)
                                                                               ------         ------       ------
Balance, December 31, 2016.................................................    $   83         $   70       $   --
                                                                               ======         ======       ======
Total realized/unrealized gains (losses) included in net income
  (loss) (2) (3)...........................................................        --              1           --
Total realized/unrealized gains (losses) included in AOCI..................         5             --           --
Purchases (4)..............................................................        40             72           --
Sales (4)..................................................................        (4)           (31)          --
Transfers into Level 3 (5).................................................         6             --           --
Transfers out of Level 3 (5)...............................................       (46)           (14)          --
                                                                               ------         ------       ------
Balance, December 31, 2017.................................................    $   84         $   98       $   --
                                                                               ======         ======       ======
Changes in unrealized gains (losses) included in net income (loss) for the
  instruments still held at December 31, 2015: (6).........................    $   --         $    1       $   --
                                                                               ======         ======       ======
Changes in unrealized gains (losses) included in net income (loss) for the
  instruments still held at December 31, 2016: (6).........................    $   --         $    1       $   --
                                                                               ======         ======       ======
Changes in unrealized gains (losses) included in net income (loss) for the
  instruments still held at December 31, 2017: (6).........................    $   --         $   --       $   --
                                                                               ======         ======       ======
Gains (Losses) Data for the year ended December 31, 2015:
Total realized/unrealized gains (losses) included in net income
  (loss) (2) (3)...........................................................    $    1         $    1       $   --
Total realized/unrealized gains (losses) included in AOCI..................    $   (9)        $   (1)      $   (1)

--------
(1)Comprised of U.S. and foreign corporate securities.

(2)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses).

(3)Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

(4)Items purchased and then sold in the same period are excluded from the rollforward.

(5)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(6)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the period.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                        December 31, 2017
                                         -----------------------------------------------
                                                     Fair Value Hierarchy
                                                  ---------------------------
                                                                                Total
                                         Carrying                             Estimated
                                          Value   Level 1  Level 2   Level 3  Fair Value
                                         -------- -------- -------- --------- ----------
                                                          (In millions)
Assets
Mortgage loans.......................... $    306 $     -- $     -- $     325  $    325
Policy loans............................ $    250 $     -- $     32 $     371  $    403
Premiums, reinsurance and other
  receivables........................... $    661 $     -- $      1 $     689  $    690
Liabilities
Policyholder account balances........... $    911 $     -- $     -- $     938  $    938
Other liabilities....................... $      8 $     -- $      8 $      --  $      8

                                                        December 31, 2016
                                         -----------------------------------------------
                                                     Fair Value Hierarchy
                                                  ---------------------------
                                                                                Total
                                         Carrying                             Estimated
                                          Value   Level 1  Level 2   Level 3  Fair Value
                                         -------- -------- -------- --------- ----------
                                                          (In millions)
Assets
Mortgage loans.......................... $    231 $     -- $     -- $     237  $    237
Policy loans............................ $    257 $     -- $     32 $     387  $    419
Premiums, reinsurance and other
  receivables........................... $    667 $     -- $     -- $     722  $    722
Liabilities
Policyholder account balances........... $    917 $     -- $     -- $     931  $    931
Other liabilities....................... $      8 $     -- $      8 $      --  $      8

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are comprised of certain amounts recoverable under reinsurance agreements.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

    Other liabilities consist primarily of amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

8. Equity

Statutory Equity and Income

   The state of domicile of MTL imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratios for MTL were in excess of 400% at both December 31, 2017 and 2016.

   MTL prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of MTL.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MTL are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Equity (continued)


   The tables below present amounts from MTL, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                  Years Ended December 31,
                                               ------------------------------
   Company                   State of Domicile   2017      2016      2015
   ------------------------  ----------------- --------- -------- -----------
                                                       (In millions)
   Metropolitan Tower Life
     Insurance Company......     Delaware      $      74 $      8 $      (42)

   Statutory capital and surplus was as follows at:

                                                            December 31,
                                                        ---------------------
   Company                                                 2017       2016
   ---------------------------------------------------  ---------- ----------
                                                            (In millions)
   Metropolitan Tower Life Insurance Company........... $      733 $      669

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by MTL to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                                         2018           2017      2016
                                                   ----------------- ---------- ---------
                                                   Permitted Without
Company                                              Approval (1)       Paid      Paid
-------------------------------------------------  ----------------- ---------- ---------
                                                               (In millions)
Metropolitan Tower Life Insurance Company.........     $      73     $       -- $      60

--------
(1)Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

   Under Delaware Insurance Code, MTL is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of each insurer's own securities. MTL will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                   Unrealized
                                                Investment Gains     Unrealized
                                                (Losses), Net of   Gains (Losses)
                                               Related Offsets (1) on Derivatives  Total
                                               ------------------- -------------- -------
                                                              (In millions)
Balance at December 31, 2014..................       $   202          $    --     $   202
OCI before reclassifications..................          (129)               4        (125)
Deferred income tax benefit (expense).........            45               (2)         43
                                                     -------          -------     -------
   AOCI before reclassifications, net of
     income tax...............................           118                2         120
Amounts reclassified from AOCI................            --               --          --
Deferred income tax benefit (expense).........            --               --          --
                                                     -------          -------     -------
   Amounts reclassified from AOCI, net of
     income tax...............................            --               --          --
                                                     -------          -------     -------
Balance at December 31, 2015..................           118                2         120
OCI before reclassifications..................            22                4          26
Deferred income tax benefit (expense).........            (9)              (1)        (10)
                                                     -------          -------     -------
   AOCI before reclassifications, net of
     income tax...............................           131                5         136
Amounts reclassified from AOCI................            12               (3)          9
Deferred income tax benefit (expense).........            (4)               1          (3)
                                                     -------          -------     -------
   Amounts reclassified from AOCI, net of
     income tax...............................             8               (2)          6
                                                     -------          -------     -------
Balance at December 31, 2016..................           139                3         142
OCI before reclassifications..................            27              (10)         17
Deferred income tax benefit (expense).........            (8)               3          (5)
                                                     -------          -------     -------
   AOCI before reclassifications, net of
     income tax...............................           158               (4)        154
Amounts reclassified from AOCI................            (3)               2          (1)
Deferred income tax benefit (expense).........             1               (1)         --
                                                     -------          -------     -------
   Amounts reclassified from AOCI, net of
     income tax...............................            (2)               1          (1)
                                                     -------          -------     -------
Balance at December 31, 2017..................       $   156          $    (3)    $   153
                                                     =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to DAC.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                     Consolidated Statement of
AOCI Components                                     Amounts Reclassified from AOCI     Operations Locations
-------------------------------------------------   -----------------------------  ------------------------------
                                                      Years Ended December 31,
                                                   -------------------------------
                                                      2017       2016      2015
                                                   ---------  ---------  ---------
                                                            (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......... $       1  $      (9) $      -- Net investment gains (losses)
Net unrealized investment gains (losses)..........         2         (3)        -- Net derivative gains (losses)
                                                   ---------  ---------  ---------
   Net unrealized investment gains (losses),
     before income tax............................         3        (12)        --
Income tax (expense) benefit......................        (1)         4         --
                                                   ---------  ---------  ---------
   Net unrealized investment gains (losses), net
     of income tax................................         2         (8)        --
                                                   ---------  ---------  ---------
Unrealized gains (losses) on derivatives - cash
 flow hedges:
Foreign currency swaps............................        (2)         3         -- Net derivative gains (losses)
                                                   ---------  ---------  ---------
   Gains (losses) on cash flow hedges, before
     income tax...................................        (2)         3         --
Income tax (expense) benefit......................         1         (1)        --
                                                   ---------  ---------  ---------
   Gains (losses) on cash flow hedges, net of
     income tax...................................        (1)         2         --
                                                   ---------  ---------  ---------
   Total reclassifications, net of income tax..... $       1  $      (6) $      --
                                                   =========  =========  =========

9. Other Expenses

   Information on other expenses was as follows:

                                                     Years Ended December 31,
                                                   -----------------------------
                                                     2017      2016      2015
                                                   --------- --------- ---------
                                                           (In millions)
General and administrative expenses............... $      34 $      20 $      34
Premium taxes, other taxes, and licenses & fees...         2         3         3
Commissions and other variable expenses...........        22         1         1
Amortization of DAC...............................         7         7        13
                                                   --------- --------- ---------
   Total other expenses........................... $      65 $      31 $      51
                                                   ========= ========= =========

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Amortization of DAC

   See Note 3 for additional information on DAC including impacts of amortization.

Affiliated Expenses

   See Note 12 for a discussion of affiliated expenses included in the table above.

10. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Income Tax (continued)

taxable years beginning on or after January 1, 2018, and a territorial international tax system which generally eliminates U.S. federal income tax on dividends received from foreign subsidiaries.

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                               U.S. Tax Reform
                                                               ---------------
                                                                (In millions)
  Income (loss) before provision for income tax...............   $       (1)
  Provision for income tax expense (benefit):
  Deferred tax revaluation....................................          (65)
                                                                 ----------
     Total provision for income tax expense (benefit).........          (65)
                                                                 ----------
  Income (loss), net of income tax............................           64
  Income tax (expense) benefit related to items of other
    comprehensive income (loss)...............................            1
                                                                 ----------
  Increase to net equity from U.S. Tax Reform.................   $       65
                                                                 ==========

   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following item is considered a provisional estimate due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for this item:

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.9%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a less than $1 million tax charge included within the deferred tax revaluation.

   The provision for income tax was as follows:

                                                         Years Ended December 31,
                                                   -----------------------------------
                                                      2017        2016        2015
                                                   ----------  ----------  ----------
                                                              (In millions)
Current:
Federal........................................... $      (15) $       10  $       88
Deferred:
Federal...........................................        (88)         (5)        (80)
                                                   ----------  ----------  ----------
   Provision for income tax expense (benefit)..... $     (103) $        5  $        8
                                                   ==========  ==========  ==========

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   Years Ended December 31,
                                               ---------------------------------
                                                  2017        2016       2015
                                               ----------  ---------- ----------
                                                         (In millions)
Tax provision at U.S. statutory rate.......... $       11  $        5 $        8
Tax effect of:
U.S. Tax Reform impact........................        (65)         --         --
Distribution of former subsidiary (1).........        (48)         --         --
Other, net....................................         (1)         --         --
                                               ----------  ---------- ----------
   Provision for income tax expense (benefit). $     (103) $        5 $        8
                                               ==========  ========== ==========

--------
(1)In 2013, the Company distributed all of the issued and outstanding shares of common stock of MetLife Reinsurance Company of Delaware ("MRD"), a wholly-owned subsidiary, to MetLife, Inc. in the form of a dividend and deferred the related tax benefit. In August 2017, MetLife, Inc. distributed MRD to third parties and the Company recognized the deferred tax benefit related to the dividend of MRD.

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                     ------------------------
                                                         2017         2016
                                                     -----------  -----------
                                                           (In millions)
  Deferred income tax assets:
  Tax credit carryforwards.......................... $         6  $         7
  DAC...............................................           6            6
                                                     -----------  -----------
     Total deferred income tax assets...............          12           13
                                                     -----------  -----------
  Deferred income tax liabilities:
  Investments, including derivatives................          47           76
  Net unrealized investment gains...................          49           77
  Policyholder liabilities and receivables..........          25           50
  Other liabilities.................................          10           12
                                                     -----------  -----------
     Total deferred income tax liabilities..........         131          215
                                                     -----------  -----------
     Net deferred income tax asset (liability)...... $      (119) $      (202)
                                                     ===========  ===========

   Tax credit carryforwards of $7 million at December 31, 2017 will expire beginning in 2022.

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $21 million and $1 million for the years ended December 31, 2017 and 2016, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Income Tax (continued)


   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period. The Company had no unrecognized tax benefits for the years ended December 31, 2017, 2016 and 2015.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. The Company had no interest or penalties for the years ended December 31, 2017, 2016 and 2015.

11. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million at both December 31, 2017 and 2016.

  Commitments to Fund Private Corporate Bond Investments

     The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $129 million and $3 million at December 31, 2017 and 2016, respectively.

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Contingencies, Commitments and Guarantees (continued)


Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $1 million, with a cumulative maximum of $2 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were less than $1 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

12. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel and policy administrative functions. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $25 million, $13 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues related to a lease agreement with an affiliate, recorded in other revenues, were $5 million for each of the years ended December 31, 2017, 2016 and 2015.

   The Company had net receivables (payables) to affiliates, related to the items discussed above, of $3 million and ($1) million at December 31, 2017 and 2016 respectively.

   See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Events

   The Company has evaluated events subsequent to December 31, 2017, through April 13, 2018, which is the date these consolidated financial statements were available to be issued.

Merger

   In February 2018, the Company's Board of Directors approved the merger of MTL and General American Life Insurance Company ("GALIC"), a wholly-owned subsidiary of MetLife, Inc. MTL will be the surviving entity and expects to redomicile to Nebraska. The Company expects the completion of the merger in the first half of 2018, subject to certain regulatory approvals. At December 31, 2017, GALIC's total stockholder's equity was $2.0 billion.

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




                     [THIS PAGE INTENTIONALLY LEFT BLANK]

          Metropolitan Tower Life Insurance Company and Subsidiaries
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Unaudited Pro Forma Financial Statement Narrative
                As of and for the Year Ended December 31, 2017

On April 27, 2018, Metropolitan Tower Life Insurance Company ("MTL") merged with General American Life Insurance Company ("General American"), both of which are wholly-owned subsidiaries of MetLife, Inc. The surviving entity of the merger is MTL. The merger represents a transaction among entities under common control, which will be accounted for in a manner similar to the pooling-of-interests method and presented as if the transaction occurred at the beginning of the earliest date for which the financial statements are presented and prior periods will be retrospectively adjusted to furnish comparative information.

Had the transaction occurred on December 31, 2017, the unaudited pro forma consolidated balance sheet combines the audited historical consolidated balance sheet of Metropolitan Tower Life Insurance Company and Subsidiaries (the "Company") and the audited historical consolidated balance sheet of General American and its subsidiary. There are no pro forma balance sheet adjustments. As of December 31, 2017, pro forma total assets and total stockholder's equity would have been $28,062 million and $3,097 million, respectively.

Had the transaction occurred on January 1, 2015, the unaudited pro forma consolidated statement of operations combines the audited historical consolidated statement of operations of the Company and the audited historical consolidated statement of operations of General American and its subsidiary. The Company's unaudited pro forma statement of operations would have reflected a pro forma adjustment to eliminate $12 million for non-recurring expenses recorded during 2017 in connection with completing the merger. The Company's pro forma net income (loss) would have been $341 million, $11 million and $210 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The unaudited pro forma narrative description of the Merger of MTL and GALIC
(i) is presented based on information currently available, (ii) is intended for informational purposes only, and (iii) is not intended to reflect the results of operations or the financial position of the Company that would have resulted had the Merger been effective as of and during the periods presented or the results that may be obtained by the Company in the future. There are no estimates that need to be made.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

General American Life Insurance Company and Subsidiary

Consolidated Financial Statements

As of December 31, 2017 and 2016 and for the Years Ended December 31, 2017, 2016 and 2015 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated financial statements of General American Life Insurance Company and its subsidiary (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the consolidated balance sheets as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the consolidated financial statements.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and its subsidiary as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the consolidated financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 12, 2018

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                              2017        2016
                                                                                                           ----------- ----------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $7,617 and $7,378,
 respectively)............................................................................................  $    8,356 $    7,808
Equity securities available-for-sale, at estimated fair value (cost: $49 and $49, respectively)...........          51         53
Mortgage loans (net of valuation allowances of $5 and $4, respectively)...................................         980        857
Policy loans..............................................................................................       1,664      1,680
Real estate and real estate joint ventures................................................................          78         52
Other limited partnership interests.......................................................................         208        185
Short-term investments, at estimated fair value...........................................................          71        169
Other invested assets.....................................................................................         172        209
                                                                                                           ----------- ----------
   Total investments......................................................................................      11,580     11,013
Cash and cash equivalents, principally at estimated fair value............................................         271        130
Accrued investment income.................................................................................          99         97
Premiums, reinsurance and other receivables...............................................................       3,021      2,927
Deferred policy acquisition costs and value of business acquired..........................................         582        523
Current income tax recoverable............................................................................          39          9
Other assets..............................................................................................         146        138
Separate account assets...................................................................................       1,828        824
                                                                                                           ----------- ----------
   Total assets...........................................................................................  $   17,566 $   15,661
                                                                                                           =========== ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................................  $    6,593 $    6,175
Policyholder account balances.............................................................................       5,272      5,308
Other policy-related balances.............................................................................         238        259
Policyholder dividends payable............................................................................         100         96
Payables for collateral under securities loaned and other transactions....................................         420        381
Long-term debt............................................................................................         104        104
Deferred income tax liability.............................................................................         137        117
Other liabilities.........................................................................................         894        756
Separate account liabilities..............................................................................       1,828        824
                                                                                                           ----------- ----------
   Total liabilities......................................................................................      15,586     14,020
                                                                                                           ----------- ----------
Contingencies, Commitments and Guarantees (Note 12)
Stockholder's Equity
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares issued and
 outstanding..............................................................................................           3          3
Additional paid-in capital................................................................................         852        852
Retained earnings.........................................................................................         741        545
Accumulated other comprehensive income (loss).............................................................         384        241
                                                                                                           ----------- ----------
   Total stockholder's equity.............................................................................       1,980      1,641
                                                                                                           ----------- ----------
   Total liabilities and stockholder's equity.............................................................  $   17,566 $   15,661
                                                                                                           =========== ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                 2017        2016        2015
                                                                              ----------  ----------  ----------
Revenues
Premiums..................................................................... $      710  $      750  $      687
Universal life and investment-type product policy fees.......................         66          64          76
Net investment income........................................................        516         489         507
Other revenues...............................................................          4           7           6
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities................         (1)         (3)         (1)
Other-than-temporary impairments on fixed maturity securities transferred to
  other comprehensive income (loss)..........................................         --          --          (1)
Other net investment gains (losses)..........................................         (9)         (7)         (6)
                                                                              ----------  ----------  ----------
 Total net investment gains (losses).........................................        (10)        (10)         (8)
Net derivative gains (losses)................................................       (109)        (30)        219
                                                                              ----------  ----------  ----------
 Total revenues..............................................................      1,177       1,270       1,487
                                                                              ----------  ----------  ----------
Expenses
Policyholder benefits and claims.............................................        725         865         763
Interest credited to policyholder account balances...........................        128         131         133
Policyholder dividends.......................................................        146         148         140
Other expenses...............................................................         53         143         153
                                                                              ----------  ----------  ----------
 Total expenses..............................................................      1,052       1,287       1,189
                                                                              ----------  ----------  ----------
Income (loss) before provision for income tax................................        125         (17)        298
Provision for income tax expense (benefit)...................................        (71)        (20)        103
                                                                              ----------  ----------  ----------
 Net income (loss)........................................................... $      196  $        3  $      195
                                                                              ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                               2017      2016     2015
                                                                             --------  -------  --------
Net income (loss)........................................................... $    196  $     3  $    195
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets................      251       87      (473)
Unrealized gains (losses) on derivatives....................................      (40)       7        18
Foreign currency translation adjustments....................................        2       (2)       (3)
Defined benefit plans adjustment............................................       --       --         1
                                                                             --------  -------  --------
  Other comprehensive income (loss), before income tax......................      213       92      (457)
Income tax (expense) benefit related to items of other comprehensive income
  (loss)....................................................................      (70)     (32)      161
                                                                             --------  -------  --------
  Other comprehensive income (loss), net of income tax......................      143       60      (296)
                                                                             --------  -------  --------
  Comprehensive income (loss)............................................... $    339  $    63  $   (101)
                                                                             ========  =======  ========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                 Accumulated
                                                            Additional              Other         Total
                                                   Common    Paid-in   Retained Comprehensive Stockholder's
                                                   Stock     Capital   Earnings Income (Loss)    Equity
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2014.....................  $      3  $    853  $    347  $      477    $    1,680
Net income (loss)................................                           195                       195
Other comprehensive income (loss), net of income
  tax............................................                                      (296)         (296)
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2015.....................         3       853       542         181         1,579
Return of capital................................                  (1)                                 (1)
Net income (loss)................................                             3                         3
Other comprehensive income (loss), net of income
  tax............................................                                        60            60
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2016.....................         3       852       545         241         1,641
Net income (loss)................................                           196                       196
Other comprehensive income (loss), net of income
  tax............................................                                       143           143
                                                  --------- ---------- -------- ------------- -------------
Balance at December 31, 2017.....................  $      3  $    852  $    741  $      384    $    1,980
                                                  ========= ========== ======== ============= =============

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                2017       2016       2015
                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)........................................... $     196  $       3  $     195
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
Depreciation and amortization expenses......................         1          1          2
Amortization of premiums and accretion of discounts
 associated with investments, net...........................       (36)       (38)       (37)
(Gains) losses on investments, net..........................        10         10          8
(Gains) losses on derivatives, net..........................       122         43       (207)
(Income) loss from equity method investments, net of
 dividends or distributions.................................        (2)        (1)        25
Interest credited to policyholder account balances..........       128        131        133
Interest (income) expense on equity-linked notes............       (16)        (7)         1
Universal life and investment-type product policy fees......       (66)       (64)       (76)
Change in premiums, reinsurance and other receivables.......      (116)        16        (39)
Change in deferred policy acquisition costs and value of
 business acquired, net.....................................       (81)       (48)       (67)
Change in income tax........................................       (80)       (30)        51
Change in other assets......................................         1          1         12
Change in insurance-related liabilities and policy-related
 balances...................................................       359        284        304
Change in other liabilities.................................         5         (8)       (39)
Other, net..................................................         1          2          4
                                                             ---------  ---------  ---------
 Net cash provided by (used in) operating activities........       426        295        270
                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................     2,254      2,231      2,417
 Equity securities..........................................         3         10         16
 Mortgage loans.............................................       112        229        196
 Real estate and real estate joint ventures.................        --          3         49
 Other limited partnership interests........................        21         42         68
Purchases of:
 Fixed maturity securities..................................    (2,407)    (2,400)    (2,467)
 Equity securities..........................................        (2)        (1)        (5)
 Mortgage loans.............................................      (207)      (194)      (308)
 Real estate and real estate joint ventures.................       (29)        (3)        (2)
 Other limited partnership interests........................       (39)       (39)       (37)
Cash received in connection with freestanding derivatives...        46         91        131
Cash paid in connection with freestanding derivatives.......       (85)       (83)       (23)
Net change in policy loans..................................        16         52         17
Net change in short-term investments........................       102         57         13
Net change in other invested assets.........................        (1)        (8)       (22)
                                                             ---------  ---------  ---------
  Net cash provided by (used in) investing activities....... $    (216) $     (13) $      43
                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                         2017        2016        2015
                                                                                      ----------  ----------  ----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    1,340  $      427  $      453
  Withdrawals........................................................................     (1,445)       (598)       (739)
Net change in payables for collateral under securities loaned and other transactions.         39        (117)         12
Return of capital....................................................................         --          (1)         --
Other, net...........................................................................         (3)         (2)         (1)
                                                                                      ----------  ----------  ----------
  Net cash provided by (used in) financing activities................................        (69)       (291)       (275)
                                                                                      ----------  ----------  ----------
  Change in cash and cash equivalents................................................        141          (9)         38
Cash and cash equivalents, beginning of year.........................................        130         139         101
                                                                                      ----------  ----------  ----------
  Cash and cash equivalents, end of year............................................. $      271  $      130  $      139
                                                                                      ==========  ==========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
Interest............................................................................. $        8  $        8  $        8
                                                                                      ==========  ==========  ==========
Income tax........................................................................... $       15  $        6  $       53
                                                                                      ==========  ==========  ==========

       See accompanying notes to the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   General American Life Insurance Company ("General American") and its subsidiary (collectively, the "Company") is a wholly-owned subsidiary of MetLife, Inc. General American is a Missouri corporation incorporated in 1933. In December 2016, the Company was distributed as a non-cash extraordinary dividend from Metropolitan Life Insurance Company ("MLIC") to MetLife, Inc.

   The Company is licensed to conduct business in 49 states, the District of Columbia and Puerto Rico. The Company provides annuities and universal, variable and traditional life insurance, although not marketing these products. The Company actively sells separate account contracts for the investment management of defined benefit and contribution plan assets. This business includes certain products to fund corporate-owned life insurance used to finance nonqualified benefit programs for executives.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of General American and its subsidiary. Intercompany accounts and transactions have been eliminated.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

   .  such separate accounts are legally recognized;

   . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

   .  investments are directed by the contractholder; and

   . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

     ----------------------------------------------------------------------
     Accounting Policy                                                 Note
     ----------------------------------------------------------------------
     Insurance                                                          2
     ----------------------------------------------------------------------
     Deferred Policy Acquisition Costs and Value of Business Acquired   3
     ----------------------------------------------------------------------
     Reinsurance                                                        4
     ----------------------------------------------------------------------
     Investments                                                        5
     ----------------------------------------------------------------------
     Derivatives                                                        6
     ----------------------------------------------------------------------
     Fair Value                                                         7
     ----------------------------------------------------------------------
     Income Tax                                                         11
     ----------------------------------------------------------------------
     Litigation Contingencies                                           12
     ----------------------------------------------------------------------

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long-duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

      Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short-duration contracts.

      Liabilities for universal life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Other Policy-Related Balances

      Other policy-related balances include policy and contract claims, policyholder dividends left on deposit, unearned revenue liabilities, policyholder dividends due and unpaid and premiums received in advance.

      The liability for policy and contract claims generally relates to incurred but not reported ("IBNR") death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of IBNR claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

      The Company accounts for the prepayment of premiums on its individual life and health contracts as premiums received in advance and applies the cash received to premiums when due.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      All revenues and expenses are presented net of reinsurance, as applicable.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

   .  incremental direct costs of contract acquisition, such as commissions;

   . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

   . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

     All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

     DAC and VOBA are amortized as follows:

 ------------------------------------------------------------------------------
                                        In proportion to the following over
 Products:                              estimated lives of the contracts:
 ------------------------------------------------------------------------------
 .  Nonparticipating and                  Actual and expected future gross
    non-dividend-paying   traditional     premiums.
    contracts:
  . Term insurance
  . Nonparticipating whole life
    insurance
 ------------------------------------------------------------------------------
 .  Participating, dividend-paying        Actual and expected future gross
    traditional contracts                 margins.
 ------------------------------------------------------------------------------
 .  Fixed and variable universal life     Actual and expected future gross
    contracts                             profits.
 .  Fixed and variable deferred
    annuity contracts
 ------------------------------------------------------------------------------

     See Note 3 for additional information on DAC and VOBA amortization. Amortization of DAC and VOBA is included in other expenses.

     The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

  Reinsurance

     For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

     Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts, and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities considers the estimated timing and amount of prepayments of the underlying loans. See Note 5 "-- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities." The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Fixed Maturity and Equity Securities AFS -- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to both portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5. Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

      The Company routinely evaluates its equity method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Other Invested Assets

      Other invested assets consist principally of the following:

   . Loans to affiliates, which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method. See Note 11.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivative's carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transaction will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management's judgment are used to determine the estimated fair value of assets and liabilities.

  Income Tax

     General American joins with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life insurance and non-life insurance federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to General American under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes, e.g., net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If General American has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by General American when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if General American would not have realized the attributes on a stand-alone basis under a "wait and see" method.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

    . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

    .  the jurisdiction in which the deferred tax asset was generated;

    . the length of time that carryforward can be utilized in the various taxing jurisdictions;

    . future taxable income exclusive of reversing temporary differences and carryforwards;

    .  future reversals of existing taxable temporary differences;

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    .  taxable income in prior carryback years; and

    .  tax planning strategies.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed into law H.R.1, commonly referred to as the Tax Cuts and Jobs Act of 2017 ("U.S. Tax Reform"). See
  Note 11 for additional information on U.S. Tax Reform and related Staff Accounting Bulletin ("SAB") 118 provisional amounts.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Policyholder Dividends

      Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

   Foreign Currency

      Assets, liabilities and operations of foreign affiliates are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Employee Benefit Plans

      Eligible employees and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

Adoption of New Accounting Pronouncements

   Effective January 1, 2017, the Company early adopted guidance relating to business combinations. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2017, the Company retrospectively adopted guidance relating to consolidation. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity ("VIE") by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2016, the Company retrospectively adopted guidance relating to short-duration contracts. The new guidance requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. The adoption did not have an impact on the Company's consolidated financial statements other than expanded disclosures in Note 2.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 5, reflect the application of the new guidance.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook did not have a material impact on the Company's consolidated financial statements.

Future Adoption of New Accounting Pronouncements

   In February 2018, the Financial Accounting Standards Board ("FASB") issued new guidance on reporting comprehensive income (Accounting Standards Update ("ASU") 2018-02, Income Statement-Reporting Comprehensive Income (Topic 220):
Reclassification of Certain Tax Effects from AOCI). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in U.S. Tax Reform is recognized. Early adoption is permitted. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to accumulated OCI ("AOCI"). The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. Also, the new guidance requires certain disclosures about stranded tax effects. The Company will early adopt the new guidance in 2018. The Company expects the impact of the new guidance at adoption will be a decrease to retained earnings as of January 1, 2018 of $79 million with a corresponding increase to AOCI.

   In August 2017, the FASB issued new guidance on hedging activities
(ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The new guidance simplifies the application of hedge accounting in certain situations and amends the hedge accounting model to enable entities to better portray the economics of their risk management activities in the financial statements. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

   In March 2017, the FASB issued new guidance on purchased callable debt securities (ASU 2017-08, Receivables -Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities). The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings. Early adoption is permitted. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

   In February 2017, the FASB issued new guidance on derecognition of nonfinancial assets (ASU 2017-05, Other Income -Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment to retained earnings at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): A consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. The Company will apply the guidance as of January 1, 2018. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Based on the Company's assessment of the intra-entity asset transfers and related deferred income taxes that are in scope, the Company expects the adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. The new guidance addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of the new guidance will not have a material impact on the Company's consolidated financial statements.

   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, as amended by ASU 2018-03, Financial Instruments
Overall: Technical Corrections and Improvements, issued in February 2018) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS. The Company will utilize a modified retrospective approach to adopt the new guidance effective January 1, 2018. The expected impact related to the change in accounting for equity securities AFS will be $2 million of net unrealized investment gains, net of income tax, which will be reclassified from AOCI to retained earnings.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply the guidance retrospectively with a cumulative-effect adjustment as of January 1, 2018. The new guidance supersedes nearly all existing revenue recognition guidance under U.S. GAAP. However, it does not impact the accounting for insurance and investment contracts within the scope of Accounting Standards Codification
(ASC) Topic 944, Financial Services - Insurance, leases, financial instruments and certain guarantees. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company identified revenue streams within the scope of the guidance that are all included within other revenues in the consolidated statements of operations and evaluated the related contracts, primarily consisting of distribution and administrative services fees. As other revenues represents less than 1% of consolidated total revenues for the year ended December 31, 2017, the modified retrospective adoption as of January 1, 2018, did not have a material impact on the Company's consolidated financial position and the Company has not identified any material prospective changes in the recognition and measurement of other revenue.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



2. Insurance

Insurance Liabilities

   Future policy benefits are measured as follows:

    -----------------------------------------------------------------------
    Product Type:                Measurement Assumptions:
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Participating life           Aggregate of (i) net level premium
                                   reserves for death and endowment policy
                                   benefits (calculated based upon the
                                   non-forfeiture interest rate, ranging
                                   from 3% to 6%, and mortality rates
                                   guaranteed in calculating the cash
                                   surrender values described in such
                                   contracts); and (ii) the liability for
                                   terminal dividends.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Nonparticipating life        Aggregate of the present value of future
                                   expected benefit payments and related
                                   expenses less the present value of
                                   future expected net premiums.
                                   Assumptions as to mortality and
                                   persistency are based upon the
                                   Company's experience when the basis of
                                   the liability is established. Interest
                                   rate assumptions for the aggregate
                                   future policy benefit liabilities range
                                   from 3% to 8%.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Individual and group         Present value of future expected
    traditional fixed annuities    payments. Interest rate assumptions
    after annuitization            used in establishing such liabilities
                                   range from 3% to 8%.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Non-medical health           The net level premium method and
    insurance                      assumptions as to future morbidity,
                                   withdrawals and interest, which provide
                                   a margin for adverse deviation. The
                                   interest rate assumption used in
                                   establishing such liabilities is 5%.
    -----------------------------------------------------------------------
    -----------------------------------------------------------------------
    Disabled lives               Present value of benefits method and
                                   experience assumptions as to claim
                                   terminations, expenses and interest.
                                   Interest rate assumptions used in
                                   establishing such liabilities range
                                   from 3% to 7%.
    -----------------------------------------------------------------------

   Participating business represented 38% and 34% of the Company's life insurance in-force at December 31, 2017 and 2016, respectively. Participating policies represented 94%, 94% and 93% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 6%, less expenses, mortality charges and withdrawals.

Guarantees

   The Company issued annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issued universal life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal life contracts was as follows:

                                        Annuity    Universal Life
                                       Contracts     Contracts
                                     ------------- --------------
                                      Guaranteed
                                     Annuitization   Secondary
                                       Benefits      Guarantees    Total
                                     ------------- --------------  -----
                                                (In millions)
       Direct:
       Balance at January 1, 2015...           $ 6           $121   $127
       Incurred guaranteed benefits.            --             10     10
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2015.             6            131    137
       Incurred guaranteed benefits.            --            (31)   (31)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2016.             6            100    106
       Incurred guaranteed benefits.            --             13     13
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2017.           $ 6           $113   $119
                                     ============= ==============  =====
       Ceded:
       Balance at January 1, 2015...           $--           $117   $117
       Incurred guaranteed benefits.            --             11     11
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2015.            --            128    128
       Incurred guaranteed benefits.            --            (30)   (30)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2016.            --             98     98
       Incurred guaranteed benefits.            --             15     15
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2017.           $--           $113   $113
                                     ============= ==============  =====
       Net:
       Balance at January 1, 2015...           $ 6           $  4   $ 10
       Incurred guaranteed benefits.            --             (1)    (1)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2015.             6              3      9
       Incurred guaranteed benefits.            --             (1)    (1)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2016.             6              2      8
       Incurred guaranteed benefits.            --             (2)    (2)
       Paid guaranteed benefits.....            --             --     --
                                     ------------- --------------  -----
       Balance at December 31, 2017.           $ 6           $ --   $  6
                                     ============= ==============  =====

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


     Information regarding the Company's guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

                                                               December 31,
                                                           ---------------------
                                                              2017       2016
                                                           ---------- ----------
                                                                    At
                                                               Annuitization
                                                           ---------------------
                                                           (Dollars in millions)
Annuity Contracts:
Other Annuity Guarantees:
  Total account value (1)................................. $      259 $      262
  Net amount at risk (2).................................. $       47 $       47
Average attained age of contractholders...................   68 years   67 years

                                                                    December 31,
                                                           -------------------------------
                                                                2017            2016
                                                           --------------- ---------------
                                                                      Secondary
                                                                     Guarantees
                                                           -------------------------------
                                                                (Dollars in millions)
Universal Life Contracts:
  Total account value (1)................................. $         1,756 $         1,757
  Net amount at risk (3).................................. $        11,455 $        11,999
Average attained age of policyholders.....................        67 years        66 years

-----------

(1)Includes the contractholder's investments in the general account and separate account, if applicable.

(2)Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(3)Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

  Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                                               December 31,
                                                              ---------------
                                                               2017    2016
                                                              ------- -------
                                                               (In millions)
   Fund Groupings:
   Equity.................................................... $    24 $    21
   Bond......................................................       3       2
   Balanced..................................................       2       2
   Money Market..............................................       1      --
                                                              ------- -------
     Total................................................... $    30 $    25
                                                              ======= =======

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)

Obligations Under Funding Agreements

   General American is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of common stock of the FHLB of Des Moines, included in equity securities, were $35 million at both December 31, 2017 and 2016.

   The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

                                                                 Liability          Collateral (2)
                                                           --------------------- ---------------------
                                                                          December 31,
                                                           -------------------------------------------
                                                              2017       2016       2017       2016
                                                           ---------- ---------- ---------- ----------
                                                                          (In millions)
FHLB of Des Moines (1)....................................  $     625  $     625  $     701  $     811

-----------

(1) Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

   Information regarding the liabilities for unpaid claims and claim adjustment expenses was as follows:

                                                                           Years Ended December 31,
                                                                      ----------------------------------
                                                                         2017      2016 (1)    2015 (1)
                                                                      ----------  ----------  ----------
                                                                                 (In millions)
Balance at January 1,................................................ $      241  $      271  $      251
 Less: Reinsurance recoverables......................................        161         184         183
                                                                      ----------  ----------  ----------
Net balance at January 1,............................................         80          87          68
                                                                      ----------  ----------  ----------
Incurred related to:
 Current year........................................................        248         297         247
 Prior years (2).....................................................         30          46          42
                                                                      ----------  ----------  ----------
   Total incurred....................................................        278         343         289
                                                                      ----------  ----------  ----------
Paid related to:
 Current year........................................................       (241)       (297)       (228)
 Prior years.........................................................        (32)        (53)        (42)
                                                                      ----------  ----------  ----------
   Total paid........................................................       (273)       (350)       (270)
                                                                      ----------  ----------  ----------
Net balance at December 31,..........................................         85          80          87
 Add: Reinsurance recoverables.......................................        142         161         184
                                                                      ----------  ----------  ----------
Balance at December 31 (included in future policy benefits and other
  policy-related balances),.......................................... $      227  $      241  $      271
                                                                      ==========  ==========  ==========

-----------

(1) At December 31, 2016 and 2015, the Net balance decreased by $16 million and $28 million, respectively, and the Reinsurance recoverables increased by $16 million and $21 million, respectively, from those amounts previously reported primarily to correct for the improper classification of reinsurance recoverables.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Insurance (continued)


(2)During 2017, 2016 and 2015, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years increased due to events incurred in prior years, but reported during the current year.

Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1.7 billion and $737 million at December 31, 2017 and 2016, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $127 million and $87 million at December 31, 2017 and 2016, respectively. The latter category consisted primarily of bank-owned life insurance. The average interest rate credited on these contracts was 3.72% and 1.88% at December 31, 2017 and 2016, respectively.

   For each of the years ended December 31, 2017, 2016 and 2015, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs and Value of Business Acquired

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (term insurance and nonparticipating whole life insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs and Value of Business Acquired (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, policyholder behavior and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

3. Deferred Policy Acquisition Costs and Value of Business Acquired (continued)


   Information regarding DAC and VOBA was as follows:

                                                                      Years Ended December 31,
                                                                 ----------------------------------
                                                                    2017        2016        2015
                                                                 ----------  ----------  ----------
                                                                            (In millions)
DAC:
Balance at January 1,........................................... $      481  $      445  $      345
Capitalizations.................................................         81         128         143
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).          3           2          (6)
Other expenses..................................................         (2)        (81)        (64)
                                                                 ----------  ----------  ----------
 Total amortization.............................................          1         (79)        (70)
                                                                 ----------  ----------  ----------
Unrealized investment gains (losses)............................        (20)        (13)         27
                                                                 ----------  ----------  ----------
Balance at December 31,.........................................        543         481         445
                                                                 ----------  ----------  ----------
VOBA:
Balance at January 1,...........................................         42          36          41
Amortization related to:
Other expenses..................................................         (2)         (2)         (6)
                                                                 ----------  ----------  ----------
 Total amortization.............................................         (2)         (2)         (6)
                                                                 ----------  ----------  ----------
Unrealized investment gains (losses)............................         (1)          8           1
                                                                 ----------  ----------  ----------
Balance at December 31,.........................................         39          42          36
                                                                 ----------  ----------  ----------
Total DAC and VOBA:
Balance at December 31,......................................... $      582  $      523  $      481
                                                                 ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years was as follows:

                                                      VOBA
                                                    ----------
                                                    (In millions)
                     2018.......................... $       4
                     2019.......................... $       4
                     2020.......................... $       4
                     2021.......................... $       4
                     2022.......................... $       4

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



4. Reinsurance

   The Company enters into reinsurance agreements as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain level premium term and universal life policies with secondary death benefit guarantees to a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $398 million and $369 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $656 million of net unaffiliated ceded reinsurance recoverables. Of this total, $526 million, or 80%, were with the Company's five largest unaffiliated ceded reinsurers, including $269 million of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $582 million of net unaffiliated ceded reinsurance recoverables. Of this total, $478 million, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $266 million of net unaffiliated ceded reinsurance recoverables which were unsecured.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                       Years Ended December 31,
                                                               ---------------------------------------
                                                                   2017         2016          2015
                                                               -----------  ------------  ------------
                                                                            (In millions)
Premiums
Direct premiums............................................... $       219  $        228  $        238
Reinsurance assumed...........................................         754           775           706
Reinsurance ceded.............................................        (263)         (253)         (257)
                                                               -----------  ------------  ------------
 Net premiums................................................. $       710  $        750  $        687
                                                               ===========  ============  ============
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $       288  $        290  $        306
Reinsurance assumed...........................................          --            --            --
Reinsurance ceded.............................................        (222)         (226)         (230)
                                                               -----------  ------------  ------------
 Net universal life and investment-type product policy fees... $        66  $         64  $         76
                                                               ===========  ============  ============
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $       575  $        537  $        564
Reinsurance assumed...........................................         606           590           529
Reinsurance ceded.............................................        (456)         (262)         (330)
                                                               -----------  ------------  ------------
 Net policyholder benefits and claims......................... $       725  $        865  $        763
                                                               ===========  ============  ============
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $       210  $        215  $        219
Reinsurance assumed...........................................          --            --            --
Reinsurance ceded.............................................         (82)          (84)          (86)
                                                               -----------  ------------  ------------
 Net interest credited to policyholder account balances....... $       128  $        131  $        133
                                                               ===========  ============  ============
Other expenses
Direct other expenses......................................... $         9  $         58  $         93
Reinsurance assumed...........................................          56           139           132
Reinsurance ceded.............................................         (12)          (54)          (72)
                                                               -----------  ------------  ------------
 Net other expenses........................................... $        53  $        143  $        153
                                                               ===========  ============  ============

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                   -------------------------------------------------------------------------
                                                   2017                                 2016
                                   ------------------------------------ ------------------------------------
                                                                Total                                Total
                                                               Balance                              Balance
                                    Direct  Assumed    Ceded    Sheet    Direct  Assumed    Ceded    Sheet
                                   -------- -------- --------  -------- -------- -------- --------  --------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables...................... $     16 $    151 $  2,854  $  3,021 $     38 $    158 $  2,731  $  2,927
Deferred policy acquisition costs
 and value of business acquired...      170      498      (86)      582      162      449      (88)      523
                                   -------- -------- --------  -------- -------- -------- --------  --------
  Total assets.................... $    186 $    649 $  2,768  $  3,603 $    200 $    607 $  2,643  $  3,450
                                   ======== ======== ========  ======== ======== ======== ========  ========
Liabilities
Future policy benefits............ $  4,699 $  1,894 $     --  $  6,593 $  4,625 $  1,553 $     (3) $  6,175
Other policy-related balances.....      133       77       28       238      165       67       27       259
Other liabilities.................      174       40      680       894      130       48      578       756
                                   -------- -------- --------  -------- -------- -------- --------  --------
  Total liabilities............... $  5,006 $  2,011 $    708  $  7,725 $  4,920 $  1,668 $    602  $  7,190
                                   ======== ======== ========  ======== ======== ======== ========  ========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $327 million and $325 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on reinsurance at both December 31, 2017 and 2016.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, which is a related party. Additionally, the Company has reinsurance agreements with Brighthouse Life Insurance Company, a former subsidiary of MetLife, Inc.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                    Years Ended December 31,
                                                             -------------------------------------
                                                                 2017         2016         2015
                                                             -----------  -----------  -----------
                                                                         (In millions)
Premiums
Reinsurance assumed......................................... $       542  $       574  $       503
Reinsurance ceded...........................................         (11)          (9)          (9)
                                                             -----------  -----------  -----------
 Net premiums............................................... $       531  $       565  $       494
                                                             ===========  ===========  ===========
Universal life and investment-type product policy fees
Reinsurance assumed......................................... $        --  $        --  $        --
Reinsurance ceded...........................................         (99)        (102)        (115)
                                                             -----------  -----------  -----------
 Net universal life and investment-type product policy fees. $       (99) $      (102) $      (115)
                                                             ===========  ===========  ===========
Policyholder benefits and claims
Reinsurance assumed......................................... $       430  $       469  $       388
Reinsurance ceded...........................................         (39)         (25)         (33)
                                                             -----------  -----------  -----------
 Net policyholder benefits and claims....................... $       391  $       444  $       355
                                                             ===========  ===========  ===========
Interest credited to policyholder account balances
Reinsurance assumed......................................... $        --  $        --  $        --
Reinsurance ceded...........................................         (82)         (84)         (86)
                                                             -----------  -----------  -----------
 Net interest credited to policyholder account balances..... $       (82) $       (84) $       (86)
                                                             ===========  ===========  ===========
Other expenses
Reinsurance assumed......................................... $        24  $       109  $       101
Reinsurance ceded...........................................         (21)         (29)         (45)
                                                             -----------  -----------  -----------
 Net other expenses......................................... $         3  $        80  $        56
                                                             ===========  ===========  ===========

   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                         December 31,
                                                         --------------------------------------------
                                                                  2017                   2016
                                                         ---------------------  ---------------------
                                                          Assumed      Ceded     Assumed      Ceded
                                                         ---------- ----------  ---------- ----------
                                                                         (In millions)
Assets
Premiums, reinsurance and other receivables............. $      151 $    2,143  $      158 $    2,119
Deferred policy acquisition costs and value of business
  acquired..............................................        498        (40)        449        (71)
                                                         ---------- ----------  ---------- ----------
 Total assets........................................... $      649 $    2,103  $      607 $    2,048
                                                         ========== ==========  ========== ==========
Liabilities
Future policy benefits.................................. $    1,807 $       --  $    1,470 $       (3)
Other policy-related balances...........................         23         28          18         27
Other liabilities.......................................         40         18          48         19
                                                         ---------- ----------  ---------- ----------
 Total liabilities...................................... $    1,870 $       46  $    1,536 $       43
                                                         ========== ==========  ========== ==========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

4. Reinsurance (continued)


   The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $346 million and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $326 million and $324 million at December 31, 2017 and 2016, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2017 and 2016.

5. Investments

   See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

  Fixed Maturity and Equity Securities AFS by Sector

     The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                         December 31, 2017                               December 31, 2016
                          ----------------------------------------------- ------------------------------------------------
                                         Gross Unrealized                                 Gross Unrealized
                           Cost or  --------------------------  Estimated  Cost or  ---------------------------- Estimated
                          Amortized        Temporary    OTTI      Fair    Amortized         Temporary    OTTI      Fair
                            Cost    Gains   Losses   Losses (1)   Value     Cost     Gains   Losses   Losses (1)   Value
                          --------- ------ --------- ---------- --------- --------- ------- --------- ---------- ---------
                                                                   (In millions)
Fixed maturity
 securities:
U.S. corporate........... $  2,896  $  260  $    11    $    --  $  3,145  $  2,942  $   214 $     34    $    --  $  3,122
Foreign corporate........    1,514     164       25         --     1,653     1,364       85       84         --     1,365
Foreign government.......    1,067     236       12         --     1,291     1,059      186       36         --     1,209
U.S. government and
 agency..................      934      81        4         --     1,011       720       68        6         --       782
RMBS.....................      640      31        3         (1)      669       672       31        9         --       694
CMBS.....................      286       7        1         --       292       318        8        2         --       324
ABS......................      174       1       --         --       175       180        2        2         --       180
State and political
 subdivision.............      106      15       --          1       120       123       12        3         --       132
                          --------  ------  -------   --------  --------  --------  ------- --------   --------  --------
 Total fixed maturity
   securities............ $  7,617  $  795  $    56    $    --  $  8,356  $  7,378  $   606 $    176    $    --  $  7,808
                          ========  ======  =======   ========  ========  ========  ======= ========   ========  ========
Equity securities:
Common stock............. $     49  $    3  $     1    $    --  $     51  $     49  $     4 $     --    $    --  $     53

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

     The Company held non-income producing fixed maturity securities with an estimated fair value of $1 million and less than $1 million with unrealized gains (losses) of ($1) million and less than ($1) million at December 31, 2017 and 2016, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

     Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                    Due After Five
                                     Due After One      Years                                Total Fixed
                       Due in One    Year Through    Through Ten    Due After Ten Structured  Maturity
                       Year or Less   Five Years        Years          Years      Securities Securities
                      ------------- -------------- --------------- -------------- ---------- -----------
                                                        (In millions)
Amortized cost.......   $    265      $    1,378     $    2,164      $    2,710   $    1,100 $    7,617
Estimated fair value.   $    271      $    1,470     $    2,348      $    3,131   $    1,136 $    8,356

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                                     December 31, 2017                          December 31, 2016
                                         ------------------------------------------ ------------------------------------------
                                                               Equal to or Greater                        Equal to or Greater
                                          Less than 12 Months     than 12 Months     Less than 12 Months     than 12 Months
                                         --------------------- -------------------- --------------------- --------------------

                                         Estimated    Gross    Estimated   Gross    Estimated    Gross    Estimated   Gross
                                           Fair     Unrealized   Fair    Unrealized   Fair     Unrealized   Fair    Unrealized
                                           Value      Losses     Value     Losses     Value      Losses     Value     Losses
                                         ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                                         (Dollars in millions)
Fixed maturity securities:
U.S. corporate.......................... $      235  $     3   $    139  $       8  $      595  $     18  $    144  $       16
Foreign corporate.......................        138        1        255         24         333        19       281          65
Foreign government......................         40        1        157         11         266        15       102          21
U.S. government and agency..............        525        2         20          2         189         6        --          --
RMBS....................................        120        1         39          1         149         6        51           3
CMBS....................................         43       --          7          1          59         2         7          --
ABS.....................................         14       --          5         --          17         1        42           1
State and political subdivision.........          6        1          6         --          41         2         1           1
                                         ----------  -------   --------  ---------  ----------  --------  --------  ----------
 Total fixed maturity securities........ $    1,121  $     9   $    628  $      47  $    1,649  $     69  $    628  $      107
                                         ==========  =======   ========  =========  ==========  ========  ========  ==========
Equity securities:
Common stock............................ $        4  $     1   $     --  $      --  $        3  $     --  $     --  $       --
Total number of securities in an
 unrealized loss position...............        214                 206                    500                 257
                                         ==========            ========             ==========            ========

  Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      Gross unrealized losses on fixed maturity securities decreased
   $120 million during the year ended December 31, 2017 to $56 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and strengthening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2017, $1 million of the total $56 million of gross unrealized losses were from three below investment grade fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on below investment grade fixed maturity securities are principally related to state and political subdivision securities and U.S. corporate securities (primarily financial industry securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, in part due to economic and market uncertainties. Management evaluates state and political subdivision securities and U.S. corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                December 31,
                                --------------------------------------------
                                         2017                   2016
                                ---------------------  ---------------------
                                 Carrying     % of      Carrying     % of
                                  Value       Total      Value       Total
                                ----------  ---------  ----------  ---------
                                            (Dollars in millions)
   Mortgage loans:
   Commercial.................. $      852       86.9% $      772       90.1%
   Agricultural................        133       13.6          89       10.4
                                ----------  ---------  ----------  ---------
     Subtotal..................        985      100.5         861      100.5
   Valuation allowances........         (5)      (0.5)         (4)      (0.5)
                                ----------  ---------  ----------  ---------
     Total mortgage loans, net. $      980      100.0% $      857      100.0%
                                ==========  =========  ==========  =========

     The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2017, 2016 and 2015 were $216 million, $158 million and $287 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $85 million, $263 million and $138 million during the years ended December 31, 2017, 2016 and 2015, respectively.

     See "-- Related Party Investment Transactions" for additional discussion of related party mortgage loans.

  Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

     All mortgage loans were evaluated collectively for credit losses and the related valuation allowances were maintained primarily for commercial mortgage loans. The Company had no impaired mortgage loans during each of the years ended December 31, 2017, 2016 and 2015.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Valuation Allowance Rollforward by Portfolio Segment

     The changes in the valuation allowance, by portfolio segment, were as follows:

                                    Commercial  Agricultural     Total
                                   ------------ ------------- ------------
                                                (In millions)
     Balance at January 1, 2015... $          3 $          -- $          3
     Provision (release)..........            1            --            1
                                   ------------ ------------- ------------
     Balance at December 31, 2015.            4            --            4
     Provision (release)..........           --            --           --
                                   ------------ ------------- ------------
     Balance at December 31, 2016.            4            --            4
     Provision (release)..........            1            --            1
                                   ------------ ------------- ------------
     Balance at December 31, 2017. $          5 $          -- $          5
                                   ============ ============= ============

   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which capture multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Credit Quality of Commercial Mortgage Loans

     The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                           ------------------------------------------------
                            Debt Service Coverage Ratios
                           -------------------------------           % of
                           > 1.20x  1.00x - 1.20x < 1.00x   Total    Total
                           -------- ------------- -------- -------- -------
                                         (Dollars in millions)
    December 31, 2017
    Loan-to-value ratios:
    Less than 65%......... $    698   $      58   $      2 $    758    89.0%
    65% to 75%............       81           2          2       85    10.0
    76% to 80%............        9          --         --        9     1.0
                           --------   ---------   -------- -------- -------
      Total............... $    788   $      60   $      4 $    852   100.0%
                           ========   =========   ======== ======== =======
    December 31, 2016
    Loan-to-value ratios:
    Less than 65%......... $    671   $      41   $     14 $    726    94.0%
    65% to 75%............       44          --          2       46     6.0
    76% to 80%............       --          --         --       --      --
                           --------   ---------   -------- -------- -------
      Total............... $    715   $      41   $     16 $    772   100.0%
                           ========   =========   ======== ======== =======

  Credit Quality of Agricultural Mortgage Loans

     The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                         ---------------------------------------------------
                                    2017                      2016
                         -------------------------  ------------------------
                           Recorded       % of       Recorded       % of
                          Investment      Total     Investment      Total
                         ------------ ------------  ----------- ------------
                                        (Dollars in millions)
  Loan-to-value ratios:
  Less than 65%......... $        107         80.5% $        77         86.5%
  65% to 75%............           26         19.5           12         13.5
                         ------------ ------------  ----------- ------------
    Total............... $        133        100.0% $        89        100.0%
                         ============ ============  =========== ============

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Past Due and Nonaccrual Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no nonaccrual mortgage loans at both December 31, 2017 and 2016.

  Mortgage Loans Modified in a Troubled Debt Restructuring

     The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring for both the years ended December 31, 2017 and 2016.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $136 million and $39 million at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2017        2016        2015
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Fixed maturity securities............................................. $      739  $      430  $      340
Fixed maturity securities with noncredit OTTI losses included in AOCI.         --          --          --
                                                                       ----------  ----------  ----------
  Total fixed maturity securities.....................................        739         430         340
Equity securities.....................................................          2           4          (3)
Derivatives...........................................................        (12)         28          21
Other.................................................................          2          (3)         (2)
                                                                       ----------  ----------  ----------
  Subtotal............................................................        731         459         356
                                                                       ----------  ----------  ----------
Amounts allocated from:
Future policy benefits................................................        (44)         (4)         --
DAC and VOBA..........................................................        (73)        (52)        (47)
                                                                       ----------  ----------  ----------
  Subtotal............................................................       (117)        (56)        (47)
                                                                       ----------  ----------  ----------
Deferred income tax benefit (expense).................................       (210)       (141)       (109)
                                                                       ----------  ----------  ----------
  Net unrealized investment gains (losses)............................ $      404  $      262  $      200
                                                                       ==========  ==========  ==========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                               ----------------------------------
                                                                                  2017        2016        2015
                                                                               ----------  ----------  ----------
                                                                                          (In millions)
Balance at January 1,......................................................... $      262  $      200  $      497
Fixed maturity securities on which noncredit OTTI losses have been recognized.         --          --           1
Unrealized investment gains (losses) during the year..........................        272         103        (486)
Unrealized investment gains (losses) relating to:
Future policy benefits........................................................        (40)         (4)          2
DAC and VOBA..................................................................        (21)         (5)         28
Deferred income tax benefit (expense).........................................        (69)        (32)        158
                                                                               ----------  ----------  ----------
Balance at December 31,....................................................... $      404  $      262  $      200
                                                                               ==========  ==========  ==========
  Change in net unrealized investment gains (losses).......................... $      142  $       62  $     (297)
                                                                               ==========  ==========  ==========

Concentrations of Credit Risk

   Investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, were in fixed income securities of the Canadian federal and provincial governments with an estimated fair value of $1.2 billion and $1.1 billion at December 31, 2017 and 2016, respectively.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                            December 31,
                                                      -------------------------
                                                          2017         2016
                                                      ------------ ------------
                                                            (In millions)
Securities on loan: (1)
  Amortized cost..................................... $        328 $        246
  Estimated fair value............................... $        365 $        281
Cash collateral received from counterparties (2)..... $        373 $        286
Security collateral received from counterparties (3). $         -- $          1
Reinvestment portfolio -- estimated fair value....... $        375 $        286

-----------
(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements was as follows at:

                                               December 31, 2017                    December 31, 2016
                                         ------------------------------------ ------------------------------------
                                         Remaining Tenor of Securities        Remaining Tenor of Securities
                                           Lending Agreements                   Lending Agreements
                                         -----------------------------        -----------------------------
                                                               Over                                 Over
                                                    1 Month   1 to 6                     1 Month   1 to 6
                                         Open (1)   or Less   Months   Total  Open (1)   or Less   Months   Total
                                         --------   -------   ------   ------ --------   -------   ------   ------
                                                                 (In millions)
Cash collateral liability by loaned
 security type:
U.S. government and agency.............. $   158    $   66    $  149   $  373  $   43    $   64    $  136   $  243
All other securities....................      --        --        --       --      --        43        --       43
                                         -------    ------     ------  ------  ------    ------     ------  ------
 Total.................................. $   158    $   66    $  149   $  373  $   43    $  107    $  136   $  286
                                         =======    ======     ======  ======  ======    ======     ======  ======

-----------
(1) The related loaned security could be returned to the Company on the next business day, which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $155 million, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including U.S. government and agency securities, agency RMBS, ABS) short-term investments and cash equivalents with 66% invested in cash equivalents, U.S. government and agency securities, agency RMBS, short-term investments, or held in cash. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit and Pledged as Collateral

   Invested assets on deposit and pledged as collateral are presented below at estimated fair value for all asset classes except mortgage loans, which are presented at carrying value, at:

                                                                   December 31,
                                                             -------------------------
                                                                 2017            2016
                                                             ------------    ------------
                                                                   (In millions)
Invested assets on deposit (regulatory deposits)............ $      1,445    $      1,288
Invested assets held in trust (reinsurance agreements)......          329              --
Invested assets pledged as collateral (1)...................          730             715
                                                             ------------    ------------
 Total invested assets on deposit and pledged as collateral. $      2,504    $      2,003
                                                             ============    ============

-----------
(1) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2), and derivative transactions (see Note 6).

    See "-- Securities Lending" for information regarding securities on loan.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $273 million at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $95 million at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2016. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $119.9 billion and $113.8 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$11.1 billion and $8.4 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $11.4 billion, $7.4 billion and $10.0 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, would be deemed the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

  Consolidated VIEs

     There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at both December 31, 2017 and 2016.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Unconsolidated VIEs

     The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2017                      2016
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2)......... $      1,136 $      1,136 $      1,198 $      1,198
  U.S. and foreign corporate........          105          105           42           42
Other limited partnership interests.          192          282          181          289
Real estate joint ventures..........           63           63           --           --
Other invested assets...............            1            1            1            1
                                     ------------ ------------ ------------ ------------
  Total............................. $      1,497 $      1,587 $      1,422 $      1,530
                                     ============ ============ ============ ============

-----------
(1) The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million at both December 31, 2017 and 2016. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

    As described in Note 12, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during each of the years ended December 31, 2017, 2016 and 2015.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Net Investment Income

    The components of net investment income were as follows:

                                                          Years Ended December 31,
                                                   --------------------------------------
                                                       2017            2016            2015
                                                   ------------    ------------    ------------
                                                               (In millions)
Investment income:
Fixed maturity securities......................... $        365    $        349    $        344
Equity securities.................................            2               2               3
Mortgage loans....................................           41              47              60
Policy loans......................................           86              87              91
Real estate and real estate joint ventures........            3               3              13
Other limited partnership interests...............           29              15              12
Cash, cash equivalents and short-term investments.            2               1              --
Other.............................................            4               2               1
                                                   ------------    ------------    ------------
 Subtotal.........................................          532             506             524
Less: Investment expenses.........................           16              17              17
                                                   ------------    ------------    ------------
 Net investment income............................ $        516    $        489    $        507
                                                   ============    ============    ============

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                Years Ended December 31,
                                                                        ----------------------------------------
                                                                            2017            2016            2015
                                                                        ------------    ------------    ------------
                                                                                      (In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized -- by sector and industry:
U.S. and foreign corporate securities -- by industry:
Industrial............................................................. $         --    $         (3)   $         --
                                                                        ------------    ------------    ------------
  Total U.S. and foreign corporate securities..........................           --              (3)             --
RMBS...................................................................           --              --              (1)
State and political subdivision........................................           (1)             --              (1)
                                                                        ------------    ------------    ------------
  OTTI losses on fixed maturity securities recognized in earnings......           (1)             (3)             (2)
Fixed maturity securities -- net gains (losses) on sales and disposals.           (2)             --               1
                                                                        ------------    ------------    ------------
  Total gains (losses) on fixed maturity securities....................           (3)             (3)             (1)
Total gains (losses) on equity securities:
Total OTTI losses recognized -- by sector:
Common stock...........................................................           --              (3)             (3)
                                                                        ------------    ------------    ------------
  OTTI losses on equity securities recognized in earnings..............           --              (3)             (3)
Equity securities -- net gains (losses) on sales and disposals.........           --              (2)             (1)
                                                                        ------------    ------------    ------------
  Total gains (losses) on equity securities............................           --              (5)             (4)
                                                                        ------------    ------------    ------------
Mortgage loans.........................................................           (1)             --              (1)
Real estate and real estate joint ventures.............................           --              --              10
Other limited partnership interests....................................           (4)             --               1
Other..................................................................           (2)             (2)            (13)
                                                                        ------------    ------------    ------------
  Total net investment gains (losses).................................. $        (10)   $        (10)   $         (8)
                                                                        ============    ============    ============

     Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($5) million, ($7) million and ($30) million for the years ended December 31, 2017, 2016 and 2015, respectively.

  Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                        Years Ended December 31,
                                 ---------------------------------------------------------------------
                                    2017        2016        2015        2017       2016        2015
                                 ----------  ----------  ----------  ---------- ----------  ----------
                                      Fixed Maturity Securities              Equity Securities
                                 ----------------------------------  ---------------------------------
                                                             (In millions)
Proceeds........................ $    1,803  $    1,604  $    1,853  $        3 $        6  $        5
                                 ==========  ==========  ==========  ========== ==========  ==========
Gross investment gains.......... $       13  $       31  $       25  $       -- $       --  $        1
Gross investment losses.........        (15)        (31)        (24)         --         (2)         (2)
OTTI losses.....................         (1)         (3)         (2)         --         (3)         (3)
                                 ----------  ----------  ----------  ---------- ----------  ----------
  Net investment gains (losses). $       (3) $       (3) $       (1) $       -- $       (5) $       (4)
                                 ==========  ==========  ==========  ========== ==========  ==========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Investments (continued)


  Credit Loss Rollforward

     The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                   Years Ended December 31,
                                                                                                  --------------------------
                                                                                                      2017          2016
                                                                                                  ------------  ------------
                                                                                                        (In millions)
Balance at January 1,............................................................................ $          4  $          4
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss
   OTTI..........................................................................................           (1)           --
                                                                                                  ------------  ------------
Balance at December 31,.......................................................................... $          3  $          4
                                                                                                  ============  ============

  Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                          Years Ended December 31,
                                                                     -----------------------------------
                                                                        2017        2016        2015
                                                                     ----------- ----------- -----------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates...  $       --  $       97  $       --
Amortized cost of invested assets transferred to affiliates.........  $       --  $       85  $       --
Net investment gains (losses) recognized on transfers...............  $       --  $       12  $       --
Estimated fair value of invested assets transferred from affiliates.  $      341  $      102  $       --

   The unpaid principal balance of affiliated loans to MetLife, Inc. held by the Company totals $100 million, bear interest at the following fixed rates, payable semiannually, and are due as follows: $87 million at 5.64% due July 15, 2021 and $13 million at 5.86% due December 16, 2021. The carrying value of these affiliated loans totaled $103 million at both December 31, 2017 and 2016, and are included in other invested assets. Net investment income from these affiliated loans was $5 million for each of the years ended December 31, 2017, 2016 and 2015.

   In August 2015, an affiliated loan with a carrying value of $75 million was repaid in cash prior to maturity. This affiliated loan was secured by interests in real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loan. Net investment income from this affiliated loan was $4 million for the year ended December 31, 2015. In addition, mortgage loan prepayment income earned from the repayment prior to maturity in August 2015 described above was $18 million for the year ended December 31, 2015.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $11 million, $13 million and $11 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with affiliate.

6. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and nonqualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency exchange rate derivatives, including foreign currency swaps and foreign currency forwards, to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and nonqualifying hedging relationships.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations and involuntary restructuring for corporate obligors, as well as repudiation, moratorium or governmental intervention for sovereign obligors. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     To a lesser extent, the Company uses equity index options in nonqualifying hedging relationships.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                         December 31,
                                                                  --------------------------------------------------------------
                                                                              2017                             2016
                                                                  -------------------------------- -----------------------------
                                                                              Estimated Fair Value           Estimated Fair Value
                                                                            ----------------------           -------------------
                                                                   Gross                            Gross
                                                                  Notional                         Notional
                                 Primary Underlying Risk Exposure  Amount   Assets   Liabilities    Amount   Assets   Liabilities
                                 -------------------------------- --------- ------   -----------   --------- -------  -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate swaps.............      Interest rate.............. $       7 $   --     $   --      $      12 $    --    $    --
Foreign currency swaps..........      Foreign currency
                                       exchange rate.............         9     --         --             --      --         --
                                                                  ---------  ------    ------      --------- -------    -------
 Subtotal.......................................................         16     --         --             12      --         --
                                                                  ---------  ------    ------      --------- -------    -------
Cash flow hedges:
Foreign currency swaps..........      Foreign currency
                                       exchange rate.............       593     13         24            352      34          3
                                                                  ---------  ------    ------      --------- -------    -------
 Total qualifying hedges........................................        609     13         24            364      34          3
                                                                  ---------  ------    ------      --------- -------    -------
Derivatives Not Designated or Not Qualifying as Hedging Instruments:
Interest rate swaps.............      Interest rate..............       300     36          7            310      44          6
Foreign currency swaps..........      Foreign currency
                                       exchange rate.............       167     11          8            150      19         --
Foreign currency forwards.......      Foreign currency
                                       exchange rate.............       628     --         13            679       1          8
Credit default swaps --               Credit.....................
 purchased......................                                          5     --         --              5       1         --
Credit default swaps -- written.      Credit.....................       193      5         --            193       3         --
Equity index options............      Equity market..............        12     --         --             35      --         --
                                                                  ---------  ------    ------      --------- -------    -------
 Total non-designated or nonqualifying derivatives..............      1,305     52         28          1,372      68         14
                                                                  ---------  ------    ------      --------- -------    -------
 Total..........................................................  $   1,914 $   65     $   52      $   1,736 $   102    $    17
                                                                  =========  ======    ======      ========= =======    =======

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                              Years Ended December 31,
                                                         -----------------------------------
                                                             2017        2016        2015
                                                         -----------  ----------  ----------
                                                                    (In millions)
Freestanding derivatives and hedging gains (losses) (1). $       (54) $      (11) $      139
Embedded derivatives gains (losses).....................         (55)        (19)         80
                                                         -----------  ----------  ----------
 Total net derivative gains (losses).................... $      (109) $      (30) $      219
                                                         ===========  ==========  ==========

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The Company recognized net investment income from settlement payments related to qualifying hedges of $5 million, $4 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company recognized net derivative gains (losses) from settlement payments related to nonqualifying hedges of $11 million, $12 million and $11 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or not qualifying as hedging instruments:

                                                                       Net
                                                                    Derivative
                                                                  Gains (Losses)
                                                                  --------------
                                                                  (In millions)
Year Ended December 31, 2017
Interest rate derivatives........................................  $         (8)
Foreign currency exchange rate derivatives.......................           (60)
Credit derivatives -- written....................................             2
                                                                   ------------
  Total..........................................................  $        (66)
                                                                   ============
Year Ended December 31, 2016
Interest rate derivatives........................................  $         (9)
Foreign currency exchange rate derivatives.......................           (10)
Credit derivatives -- written....................................             1
                                                                   ------------
  Total..........................................................  $        (18)
                                                                   ============
Year Ended December 31, 2015
Interest rate derivatives........................................  $         (7)
Foreign currency exchange rate derivatives.......................           141
Credit derivatives -- written....................................            (2)
                                                                   ------------
  Total..........................................................  $        132
                                                                   ============

Fair Value Hedges

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets to floating rate assets; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets.

   The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges were less than $1 million for both the years ended December 31, 2017 and 2016. The amount recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges was ($1) million for the year ended December 31, 2015. Changes in the estimated fair value of the derivatives were less than ($1) million, less than $1 million and less than ($1) million for the years ended December 31, 2017, 2016 and 2015, respectively. Changes in the estimated fair value of the hedged items were less than $1 million for both the years ended December 31, 2017 and 2016. Change in the estimated fair value of the hedged items was ($1) million for the year ended December 31, 2015.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets, as cash flow hedges, when they have met the requirements of cash flow hedging.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). For both the years ended December 31, 2017 and 2016, there were no amounts reclassified into net derivative gains (losses) related to discontinued cash flow hedges. For the year ended December 31, 2015, the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for each of the years ended December 31, 2017, 2016 and 2015.

   At December 31, 2017 and 2016, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($12) million and $28 million, respectively.

   For the years ended December 31, 2017, 2016 and 2015, there were ($42) million, $7 million and $18 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For the year ended December 31, 2017, the amount reclassified to net derivative gains (losses) related to foreign currency swaps was ($2) million. For the years ended December 31, 2016 and 2015, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the years ended December 31, 2017, 2016 and 2015, there were no amounts reclassified to net investment income related to foreign currency swaps and the amount of net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2017, the Company expected to reclassify ($1) million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $193 million at both December 31, 2017 and 2016. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At
December 31, 2017 and 2016, the Company would have received $5 million and $3 million, respectively, to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                     December 31,
                                    -------------------------------------------------------------------------------
                                                     2017                                    2016
                                    --------------------------------------- ---------------------------------------
                                                  Maximum                                 Maximum
                                    Estimated    Amount of                  Estimated    Amount of
                                    Fair Value     Future       Weighted    Fair Value     Future       Weighted
Rating Agency Designation of        of Credit  Payments under    Average    of Credit  Payments under    Average
Referenced                           Default   Credit Default   Years to     Default   Credit Default   Years to
Credit Obligations (1)                Swaps        Swaps       Maturity (2)   Swaps        Swaps       Maturity (2)
----------------------------------  ---------- -------------- ------------- ---------- -------------- -------------
                                                                 (Dollars in millions)
Baa
Credit default swaps referencing
 indices...........................  $      5   $       193           5.0    $      3    $       193          5.0

-----------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard & Poor's Global Ratings ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                               December 31,
                                                             ------------------------------------------------
                                                                       2017                        2016
                                                             -----------------------     -----------------------
Derivatives Subject to a Master Netting Arrangement or a
Similar Arrangement                                            Assets       Liabilities    Assets       Liabilities
------------------------------------------------------------ ----------    ------------  ----------    ------------
                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)........................................... $       62     $       51   $      100     $       16
OTC-cleared (1), (5)........................................          5             --            4             --
                                                             ----------     ----------   ----------     ----------
 Total gross estimated fair value of derivatives (1)........         67             51          104             16
Amounts offset on the consolidated balance sheets...........         --             --           --             --
                                                             ----------     ----------   ----------     ----------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1), (5).....................         67             51          104             16
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral...............................................        (22)           (22)          (7)            (7)
OTC-cleared.................................................         --             --           --             --
Cash collateral: (3)
OTC-bilateral...............................................        (40)            --          (85)            --
OTC-cleared.................................................         (5)            --           (4)            --
Securities collateral: (4)
OTC-bilateral...............................................         --            (21)          (5)            (5)
OTC-cleared.................................................         --             --           --             --
                                                             ----------     ----------   ----------     ----------
 Net amount after application of master netting agreements
   and collateral........................................... $       --     $        8   $        3     $        4
                                                             ==========     ==========   ==========     ==========

-----------
(1) At both December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $2 million. At both December 31, 2017 and 2016, derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($1) million.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $2 million and $6 million, respectively, which is not included in the table above due to the foregoing limitation. At both December 31, 2017 and 2016, the Company did not provide any excess cash collateral.

(4) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $5 million and $8 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $3 million and $0, respectively, for its OTC-bilateral derivatives. At both December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $5 million, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation.

(5) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the estimated fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of General American and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both General American and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that were in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that General American would be required to provide if there was a one-notch downgrade in its financial strength rating at the reporting date or if its financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                         December 31,
                                                                                                  --------------------------
                                                                                                      2017          2016
                                                                                                  ------------- ------------
                                                                                                        (In millions)
Estimated Fair Value of Derivatives in a Net Liability Position (1).............................. $          29 $          9
Estimated Fair Value of Collateral Provided:
Fixed maturity securities........................................................................ $          24 $          5
Cash............................................................................................. $          -- $         --
Estimated Fair Value of Incremental Collateral Provided Upon:
One-notch downgrade in financial strength rating................................................. $          -- $         --
Downgrade in financial strength rating to a level that triggers full overnight collateralization
 or termination of the derivative position....................................................... $           5 $          4

-----------
(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                        December 31,
                                                                                 -------------------------
                                                         Balance Sheet Location      2017            2016
                                                       ------------------------  ------------    ------------
                                                                                       (In millions)
Embedded derivatives within liability host contracts:
Funds withheld on ceded reinsurance...................    Other liabilities      $         25    $        (30)

   The following table presents changes in estimated fair value related to embedded derivatives:

                                           Years Ended December 31,
                                    ---------------------------------------
                                        2017          2016         2015
                                    ------------- ------------- -----------
                                                 (In millions)
     Net derivative gains (losses). $        (55) $        (19) $        80

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


7. Fair Value

   When developing estimated fair values, the Company considers three broad valuation approaches: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation approach to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below at:

                                                                          December 31, 2017
                                                          --------------------------------------------------
                                                                  Fair Value Hierarchy
                                                          ------------------------------------
                                                                                                  Total
                                                                                                Estimated
                                                            Level 1     Level 2      Level 3    Fair Value
                                                          ----------- ------------ ----------- -------------
                                                                            (In millions)
Assets
Fixed maturity securities:
U.S. corporate........................................... $        -- $      2,907 $       238 $       3,145
Foreign corporate........................................          --        1,335         318         1,653
Foreign government.......................................          --        1,248          43         1,291
U.S. government and agency...............................         728          283          --         1,011
RMBS.....................................................          --          580          89           669
CMBS.....................................................          --          287           5           292
ABS......................................................          --          161          14           175
State and political subdivision..........................          --          120          --           120
                                                          ----------- ------------ ----------- -------------
  Total fixed maturity securities........................         728        6,921         707         8,356
                                                          ----------- ------------ ----------- -------------
Equity securities........................................          16           35          --            51
Short-term investments...................................          53           13           5            71
Derivative assets: (1)
Interest rate............................................          --           36          --            36
Foreign currency exchange rate...........................          --           24          --            24
Credit...................................................          --            5          --             5
                                                          ----------- ------------ ----------- -------------
  Total derivative assets................................          --           65          --            65
                                                          ----------- ------------ ----------- -------------
Separate account assets (2)..............................          94        1,734          --         1,828
                                                          ----------- ------------ ----------- -------------
  Total assets........................................... $       891 $      8,768 $       712 $      10,371
                                                          =========== ============ =========== =============
Liabilities
Derivative liabilities: (1)
Interest rate............................................ $        -- $          7 $        -- $           7
Foreign currency exchange rate...........................          --           45          --            45
                                                          ----------- ------------ ----------- -------------
  Total derivative liabilities...........................          --           52          --            52
                                                          ----------- ------------ ----------- -------------
Embedded derivatives within liability host contracts (3).          --           --          25            25
                                                          ----------- ------------ ----------- -------------
  Total liabilities...................................... $        -- $         52 $        25 $          77
                                                          =========== ============ =========== =============

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


                                                                            December 31, 2016
                                                          ----------------------------------------------------
                                                                   Fair Value Hierarchy
                                                          --------------------------------------
                                                                                                             Total
                                                                                                           Estimated
                                                            Level 1         Level 2          Level 3       Fair Value
                                                          ------------    ------------    ------------    ------------
                                                                              (In millions)
Assets
Fixed maturity securities:
U.S. corporate........................................... $         --    $      2,940    $        182    $      3,122
Foreign corporate........................................           --           1,162             203           1,365
Foreign government.......................................           --           1,171              38           1,209
U.S. government and agency...............................          523             259              --             782
RMBS.....................................................           --             600              94             694
CMBS.....................................................           --             319               5             324
ABS......................................................           --             168              12             180
State and political subdivision..........................           --             132              --             132
                                                          ------------    ------------    ------------    ------------
  Total fixed maturity securities........................          523           6,751             534           7,808
                                                          ------------    ------------    ------------    ------------
Equity securities........................................           18              35              --              53
Short-term investments...................................           61             108              --             169
Derivative assets: (1)
Interest rate............................................           --              44              --              44
Foreign currency exchange rate...........................           --              54              --              54
Credit...................................................           --               4              --               4
                                                          ------------    ------------    ------------    ------------
  Total derivative assets................................           --             102              --             102
                                                          ------------    ------------    ------------    ------------
Separate account assets (2)..............................           23             801              --             824
                                                          ------------    ------------    ------------    ------------
  Total assets........................................... $        625    $      7,797    $        534    $      8,956
                                                          ============    ============    ============    ============
Liabilities
Derivative liabilities: (1)
Interest rate............................................ $         --    $          6    $         --    $          6
Foreign currency exchange rate...........................           --              11              --              11
                                                          ------------    ------------    ------------    ------------
  Total derivative liabilities...........................           --              17              --              17
                                                          ------------    ------------    ------------    ------------
Embedded derivatives within liability host contracts (3).           --              --             (30)            (30)
                                                          ------------    ------------    ------------    ------------
  Total liabilities...................................... $         --    $         17    $        (30)   $        (13)
                                                          ============    ============    ============    ============

-----------
(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets.

(2) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(3) Embedded derivatives within liability host contracts are presented within other liabilities on the consolidated balance sheets.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

  Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third-party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities at December 31, 2017.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities and Short-term Investments

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

                                 Level 2                                            Level 3
Instrument                  Observable Inputs                                 Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------
Fixed maturity securities
-----------------------------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market
            income approaches.                                 approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . illiquidity premium
            . benchmark yields; spreads off benchmark yields;  . delta spread adjustments to reflect specific
              new issuances; issuer rating                       credit-related issues
            . trades of identical or comparable securities;
              duration                                         . credit spreads
            . Privately-placed securities are valued using     . quoted prices in markets that are not active
              the additional key inputs:                         for identical or similar securities that are
             . market yield curve; call provisions               less liquid and based on lower levels of
             . observable prices and spreads for similar         trading activity than securities classified in
               public or private securities that incorporate     Level 2
               the credit quality and industry sector of the   . independent non-binding broker quotations
               issuer
             . delta spread adjustments to reflect specific
               credit-related issues
-----------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. government and agency and State and political subdivision securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market       Valuation Approaches: Principally the market
            approach.                                          approach.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields    . quoted prices in markets that are not active
                                                                 for identical or similar securities that are
            . the spread off the U.S. Treasury yield curve       less liquid and based on lower levels of
              for the identical security                         trading activity than securities classified in
            . issuer ratings and issuer spreads;                 Level 2
              broker-dealer quotes                             . credit spreads
            . comparable securities that are actively traded
-----------------------------------------------------------------------------------------------------------------
 Structured Securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market and   Valuation Approaches: Principally the market and
            income approaches.                                 income approaches.
            Key Inputs:                                        Key Inputs:
            . quoted prices in markets that are not active     . credit spreads
            . spreads for actively traded securities; spreads  . quoted prices in markets that are not active
              off benchmark yields                               for identical or similar securities that are
            . expected prepayment speeds and volumes             less liquid and based on lower levels of
            . current and forecasted loss severity; ratings;     trading activity than securities classified in
              geographic region                                  Level 2
            . weighted average coupon and weighted average     . independent non-binding broker quotations
              maturity
            . average delinquency rates; debt-service
              coverage ratios
            . issuance-specific information, including, but
              not limited to:
             . collateral type; structure of the security;
               vintage of the loans
             . payment terms of the underlying assets
             . payment priority within the tranche; deal
               performance
-----------------------------------------------------------------------------------------------------------------
Equity securities
-----------------------------------------------------------------------------------------------------------------
            Valuation Approaches: Principally the market
            approach.                                          . N/A
            Key Input:
            . quoted prices in markets that are not
              considered active
-----------------------------------------------------------------------------------------------------------------
Short-term investments
-----------------------------------------------------------------------------------------------------------------
            . Short-term investments are of a similar nature   . Short-term investments are of a similar nature
              and class to the fixed maturity and equity         and class to the fixed maturity securities
              securities described above; accordingly, the       described above; accordingly, the valuation
              valuation techniques and observable inputs used    techniques and unobservable inputs used in
              in their valuation are also similar to those       their valuation are also similar to those
              described above.                                   described above.
-----------------------------------------------------------------------------------------------------------------
Separate account assets (1)
-----------------------------------------------------------------------------------------------------------------
 Mutual funds and hedge funds without readily determinable fair values as prices are not published publicly
-----------------------------------------------------------------------------------------------------------------
            Key Input:                                         .  N/A
            . quoted prices or reported net asset value
              provided by the fund managers

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)

    (1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, hedge funds, short-term investments and cash and cash equivalents.

  Derivatives

     The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

     The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

     Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives Valuation Approaches and Key Inputs:

      Level 2 includes all types of derivatives utilized by the Company.

      Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques. Key inputs are as follows:

                                                                                    Foreign Currency
             Instrument                            Interest Rate                      Exchange Rate                Credit
---------------------------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 by            . swap yield curves                    . swap yield curves            . swap yield curves
 instrument type                       . basis curves                         . basis curves                 . credit curves
                                                                              . currency spot rates          . recovery rates
                                                                              . cross currency basis curves

  Embedded Derivatives

     Embedded derivatives are included within funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


     The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   Embedded Derivatives Within Liability Host Contracts

     Level 3 Valuation Approaches and Key Inputs:

       Embedded derivatives within funds withheld on ceded reinsurance

          These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curves and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Transfers between Levels

     Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at both December 31, 2017 and 2016.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                            December 31, 2017                     December 31, 2016
                                                        --------------------------            -------------------------

                                     Significant                               Weighted                              Weighted
            Valuation Techniques  Unobservable Inputs       Range             Average (1)         Range             Average (1)
            -------------------- ---------------------- -------------         ------------    -------------         -----------

 Fixed
 maturity
 securities
 (3)

 U.S.
 corporate
 and
 foreign
 corporate. . Matrix pricing      . Offered quotes (4)   93      -    124         108          94      -    126         106
            . Market pricing      . Quoted prices (4)    65      -    374         184           6      -    305         195
            ------------------------------------------------------------------------------------------------------------------
            . Consensus pricing   . Offered quotes (4)                                         117     -    117         117
 Foreign
 government
            . Market pricing      . Quoted prices (4)    106     -    131         131
            ------------------------------------------------------------------------------------------------------------------
RMBS....... . Market pricing      . Quoted prices (4)    70      -    101          95          61      -    137         91
            ------------------------------------------------------------------------------------------------------------------
ABS........ . Market pricing      . Quoted prices (4)    90      -    103          98          99      -    100         99
            ------------------------------------------------------------------------------------------------------------------

               Impact of
            Increase in Input
              on Estimated
             Fair Value (2)
            -----------------

 Fixed
 maturity
 securities
 (3)

 U.S.
 corporate
 and
 foreign
 corporate.    Increase
               Increase

               Increase
 Foreign
 government
               Increase

RMBS.......    Increase (5)

ABS........    Increase (5)

-----------

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default are accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

     The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including embedded derivatives within funds withheld on ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


     The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ----------------------------------------------------------------------------
                                                     Fixed Maturity Securities
                                         ------------------------------------------------
                                                                                   State and
                                                         Foreign      Structured   Political    Short-term     Net Embedded
                                         Corporate (1)  Government    Securities  Subdivision   Investments   Derivatives (2)
                                         -------------  ----------    ----------  -----------   -----------   ---------------
                                                                         (In millions)
Balance, January 1, 2016................  $       285   $      147    $      100  $        2    $        2      $       50
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................            2           --             3          --            --             (20)
Total realized/unrealized gains
 (losses) included in AOCI..............            7           --             1          --            --              --
Purchases (5)...........................          106           --            29          --            --              --
Sales (5)...............................          (10)          --           (14)         --            --              --
Issuances (5)...........................           --           --            --          --            --              --
Settlements (5).........................           --           --            --          --            --              --
Transfers into Level 3 (6)..............           25           --            --          --            --              --
Transfers out of Level 3 (6)............          (30)        (109)           (8)         (2)           (2)             --
                                          -----------   ----------    ----------  ----------    ----------      ----------
Balance, December 31, 2016..............          385           38           111          --            --              30
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................            2           (1)            2          --            --             (55)
Total realized/unrealized gains
 (losses) included in AOCI..............           89            5             4          --            --              --
Purchases (5)...........................          211            1            23          --             5              --
Sales (5)...............................          (76)          --           (29)         --            --              --
Issuances (5)...........................           --           --            --          --            --              --
Settlements (5).........................           --           --            --          --            --              --
Transfers into Level 3 (6)..............            2           --             3          --            --              --
Transfers out of Level 3 (6)............          (57)          --            (6)         --            --              --
                                          -----------   ----------    ----------  ----------    ----------      ----------
Balance, December 31, 2017..............  $       556   $       43    $      108  $       --    $        5      $      (25)
                                          ===========   ==========    ==========  ==========    ==========      ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2015 (7)...............................  $         1   $        1    $        3  $       --    $       --      $       80
                                          ===========   ==========    ==========  ==========    ==========      ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2016: (7)..............................  $         2   $       --    $        2  $       --    $       --      $      (19)
                                          ===========   ==========    ==========  ==========    ==========      ==========
Changes in unrealized gains (losses)
 included in net income (loss) for the
 instruments still held at December 31,
 2017: (7)..............................  $         2   $       --    $        2  $       --    $       --      $      (55)
                                          ===========   ==========    ==========  ==========    ==========      ==========
Gains (Losses) Data for the year ended
 December 31, 2015:
Total realized/unrealized gains
 (losses) included in net income
 (loss) (3) (4).........................  $         3   $        1    $        3  $       --    $       --      $       80
Total realized/unrealized gains
 (losses) included in AOCI..............  $       (10)  $        9    $       (2) $       --    $       --      $       --

-----------
(1) Comprised of U.S. and foreign corporate securities.

(2) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net embedded derivatives are reported in net derivative gains (losses).

(4) Interest accruals, as well as cash interest coupons received, are excluded from the rollforward.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


(5) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(6) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(7) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2017
                                             ------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                           --------------------------------      Total
                                              Carrying                                         Estimated
                                               Value        Level 1       Level 2    Level 3   Fair Value
                                             ----------    ----------    ---------- ---------- ----------
                                                                 (In millions)
Assets
Mortgage loans.............................. $      980    $       --    $       -- $    1,033 $    1,033
Policy loans................................ $    1,664    $       --    $       44 $    2,133 $    2,177
Other invested assets....................... $      103    $       --    $      110 $       -- $      110
Premiums, reinsurance and other receivables. $      331    $       --    $        4 $      337 $      341
Liabilities
Policyholder account balances............... $    1,713    $       --    $       -- $    1,883 $    1,883
Long-term debt.............................. $      104    $       --    $      130 $       -- $      130
Other liabilities........................... $       26    $       --    $       26 $       -- $       26
Separate account liabilities................ $       61    $       --    $       61 $       -- $       61

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


                                                               December 31, 2016
                                             ------------------------------------------------------
                                                                 Fair Value Hierarchy
                                                           --------------------------------
                                                                                                    Total
                                              Carrying                                            Estimated
                                               Value        Level 1       Level 2       Level 3   Fair Value
                                             ----------    ----------    ----------    ---------- ----------
                                                                 (In millions)
Assets
Mortgage loans.............................. $      857    $       --    $       --    $      870 $      870
Policy loans................................ $    1,680    $       --    $       45    $    2,090 $    2,135
Other invested assets....................... $      103    $       --    $      110    $       -- $      110
Premiums, reinsurance and other receivables. $      353    $       --    $       28    $      329 $      357
Liabilities
Policyholder account balances............... $    1,718    $       --    $       --    $    1,891 $    1,891
Long-term debt.............................. $      104    $       --    $      126    $       -- $      126
Other liabilities........................... $        4    $       --    $        4    $       -- $        4
Separate account liabilities................ $       56    $       --    $       56    $       -- $       56

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

     The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

  Policy Loans

     Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Other Invested Assets

     These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Premiums, Reinsurance and Other Receivables

     Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts receivable for securities sold but not yet settled.

     Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

     The amounts due for securities sold, classified within Level 2, are generally received over short periods such that the estimated fair value approximates carrying value.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Fair Value (continued)


  Policyholder Account Balances

     These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

  Long-term Debt

     The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

  Other Liabilities

     Other liabilities consist primarily of interest payable and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

     Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

     Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

     Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

8. Long-term Debt

   The Company's long-term debt outstanding is comprised of a surplus note due in January 2024, which bears interest at a fixed rate of 7.63%. The outstanding balance of the surplus note was $104 million at both December 31, 2017 and 2016.

   Payments of interest and principal on the Company's surplus note are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.

   Interest expense related to the surplus note, included in other expenses, was $9 million for each of the years ended December 31, 2017, 2016 and 2015.

Letters of Credit

   The Company had access to credit facilities from various banks indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit were $3 million, $2 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively, and were included in other expenses. At December 31, 2017, the Company had $25 million in letters of credit outstanding.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



9. Equity

Statutory Equity and Income

   The state of domicile of General American imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for General American was in excess of 500% for all periods presented.

   General American prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Missouri Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from General American, which are derived from the statutory-basis financial statements as filed with the Missouri Department of Insurance.

   Statutory net income (loss) was as follows:

                                                          Years Ended December 31,
                                                     -----------------------------------
 Company                           State of Domicile    2017       2016         2015
--------------------------------- ------------------ ---------- --------    ------------
                                                                (In millions)
 General American Life Insurance
  Company........................      Missouri      $       90 $       (2)  $       204

   Statutory capital and surplus was as follows at:

                                                       December 31,
                                                  ----------------------
         Company                                    2017        2016
        ----------------------------------------- --------- ------------
                                                      (In millions)
         General American Life Insurance Company. $     988  $       923

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Equity (continued)


Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by General American to MetLife, Inc. without insurance regulatory approval and dividends paid:

                                                2018            2017         2016
                                          ----------------- ------------ -------------
                                          Permitted Without
 Company                                    Approval (1)        Paid         Paid
----------------------------------------- ----------------- ------------ -------------
                                                         (In millions)
 General American Life Insurance Company.  $            118 $          1 $          --

-----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2017, some or all of such dividends may require regulatory approval.

   Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                              Unrealized                             Foreign      Defined
                                           Investment Gains     Unrealized Gains    Currency      Benefit
                                           (Losses), Net of       (Losses) on      Translation     Plans
                                          Related Offsets (1)     Derivatives      Adjustments   Adjustment       Total
                                         --------------------  -----------------  ------------  ------------  ------------
                                                                           (In millions)
Balance at December 31, 2014............        $         496       $          1  $        (11) $         (9) $        477
OCI before reclassifications............                 (471)                18            (3)           --          (456)
Deferred income tax benefit (expense)...                  164                 (7)            3            --           160
                                         --------------------  -----------------  ------------  ------------  ------------
  AOCI before reclassifications, net of
   income tax...........................                  189                 12           (11)           (9)          181
Amounts reclassified from AOCI..........                   (2)                --            --             1            (1)
Deferred income tax benefit (expense)...                    1                 --            --            --             1
                                         --------------------  -----------------  ------------  ------------  ------------
  Amounts reclassified from AOCI, net
   of income tax........................                   (1)                --            --             1            --
                                         --------------------  -----------------  ------------  ------------  ------------
Balance at December 31, 2015............                  188                 12           (11)           (8)          181
OCI before reclassifications............                   79                  7            (2)           (1)           83
Deferred income tax benefit (expense)...                  (28)                (2)           --            --           (30)
                                         --------------------  -----------------  ------------  ------------  ------------
  AOCI before reclassifications, net of
   income tax...........................                  239                 17           (13)           (9)          234
Amounts reclassified from AOCI..........                    8                 --            --             1             9
Deferred income tax benefit (expense)...                   (2)                --            --            --            (2)
                                         --------------------  -----------------  ------------  ------------  ------------
  Amounts reclassified from AOCI, net
   of income tax........................                    6                 --            --             1             7
                                         --------------------  -----------------  ------------  ------------  ------------
Balance at December 31, 2016............                  245                 17           (13)           (8)          241
OCI before reclassifications............                  245                (42)            2            (1)          204
Deferred income tax benefit (expense)...                  (81)                15            (1)            1           (66)
                                         --------------------  -----------------  ------------  ------------  ------------
  AOCI before reclassifications, net of
   income tax...........................                  409                (10)          (12)           (8)          379
Amounts reclassified from AOCI..........                    6                  2            --             1             9
Deferred income tax benefit (expense)...                   (2)                (1)           --            (1)           (4)
                                         --------------------  -----------------  ------------  ------------  ------------
  Amounts reclassified from AOCI, net
   of income tax........................                    4                  1            --            --             5
                                         --------------------  -----------------  ------------  ------------  ------------
Balance at December 31, 2017............        $         413       $         (9) $        (12) $         (8) $        384
                                         ====================  =================  ============  ============  ============

-------------
(1) See Note 5 for information on offsets to investments related to future policy benefits and DAC and VOBA.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                               Consolidated Statements of
 AOCI Components                                        Amounts Reclassified from AOCI             Operations Locations
--------------------------------------------------  -------------------------------------     ------------------------------
                                                           Years Ended December 31,
                                                    -------------------------------------
                                                        2017          2016          2015
                                                    -----------   -----------   -----------
                                                                (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)........... $        (7)  $        (7)  $         3   Net investment gains (losses)
Net unrealized investment gains (losses)...........           1            --            --   Net investment income
Net unrealized investment gains (losses)...........          --            (1)           (1)  Net derivative gains (losses)
                                                    -----------   -----------   -----------
 Net unrealized investment gains (losses), before
  income tax.......................................          (6)           (8)            2
Income tax (expense) benefit.......................           2             2            (1)
                                                    -----------   -----------   -----------
 Net unrealized investment gains (losses), net of
  income tax.......................................          (4)           (6)            1
                                                    -----------   -----------   -----------
Unrealized gains (losses) on derivatives - cash
 flow hedges:
Foreign currency swaps.............................          (2)           --            --   Net derivative gains (losses)
                                                    -----------   -----------   -----------
 Gains (losses) on cash flow hedges, before
  income tax.......................................          (2)           --            --
 Income tax (expense) benefit......................           1            --            --
                                                    -----------   -----------   -----------
 Gains (losses) on cash flow hedges, net of
  income tax.......................................          (1)           --            --
                                                    -----------   -----------   -----------
Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses).......          (1)           (1)           (1)
Amortization of prior service (costs) credit.......          --            --            --
                                                    -----------   -----------   -----------
 Amortization of defined benefit plan items,
  before income tax................................          (1)           (1)           (1)
Income tax (expense) benefit.......................           1            --            --
                                                    -----------   -----------   -----------
  Amortization of defined benefit plan items, net
   of income tax...................................          --            (1)           (1)
                                                    -----------   -----------   -----------
  Total reclassifications, net of income tax....... $        (5)  $        (7)  $        --
                                                    ===========   ===========   ===========

-----------
(1) These AOCI components are included in the computation of net periodic benefit costs.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



10. Other Expenses

   Information on other expenses was as follows:

                                                               Years Ended December 31,
                                                          ----------------------------------
                                                             2017        2016        2015
                                                          ----------  ----------  ----------
                                                                     (In millions)
General and administrative expenses...................... $       19  $       10  $       27
Pension, postretirement and postemployment benefit costs.          3           3           3
Premium taxes, other taxes, and licenses & fees..........         15           4           6
Commissions and other variable expenses..................         87         164         175
Capitalization of DAC....................................        (81)       (128)       (143)
Amortization of DAC and VOBA.............................          1          81          76
Interest expense on debt.................................          9           9           9
                                                          ----------  ----------  ----------
 Total other expenses.................................... $       53  $      143  $      153
                                                          ==========  ==========  ==========

   Certain prior year amounts have been reclassified to conform to the current year presentation, which has been revised to align the expense categories with the Company's businesses. The reclassifications did not result in a change to total other expenses.

Capitalization of DAC and Amortization of DAC and VOBA

   See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

   See Note 8 for additional information on interest expense on debt.

Affiliated Expenses

   Commissions and other variable expenses, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 4 and 13 for a discussion of affiliated expenses included in the table above.

11. Income Tax

   On December 22, 2017, President Trump signed into law U.S. Tax Reform. U.S. Tax Reform includes numerous changes in tax law, including a permanent reduction in the federal corporate income tax rate from 35% to 21%, which took effect for taxable years beginning on or after January 1, 2018, and a territorial international tax system which generally eliminates U.S. federal income tax on dividends received from foreign subsidiaries.

   The incremental financial statement impact related to U.S. Tax Reform was as follows:

                                                                                      U.S. Tax Reform
                                                                                    ------------------
                                                                                       (In millions)
Income (loss) before provision for income tax...................................... $               --
Provision for income tax expense (benefit):
Deferred tax revaluation...........................................................               (103)
                                                                                    ------------------
 Total provision for income tax expense (benefit)..................................               (103)
                                                                                    ------------------
Income (loss), net of income tax...................................................                103
Income tax (expense) benefit related to items of other comprehensive income (loss).                  5
                                                                                    ------------------
Increase to net equity from U.S. Tax Reform........................................ $              108
                                                                                    ==================

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Income Tax (continued)


   In accordance with SAB 118 issued by the U.S. Securities and Exchange Commission ("SEC") in December 2017, the Company has recorded provisional amounts for certain items for which the income tax accounting is not complete. For these items, the Company has recorded a reasonable estimate of the tax effects of U.S. Tax Reform. The estimates will be reported as provisional amounts during a measurement period, which will not exceed one year from the date of enactment of U.S. Tax Reform. The Company may reflect adjustments to its provisional amounts upon obtaining, preparing, or analyzing additional information about facts and circumstances that existed as of the enactment date that, if known, would have affected the income tax effects initially reported as provisional amounts.

   The following item is considered a provisional estimate due to complexities and ambiguities in U.S. Tax Reform which resulted in incomplete accounting for the tax effects of these provisions. Further guidance, either legislative or interpretive, and analysis will be required to complete the accounting for this item:

   . Alternative Minimum Tax Credits - U.S. Tax Reform eliminates the corporate alternative minimum tax and allows for minimum tax credit carryforwards to be used to offset future regular tax or to be refunded over the next few years. However, pursuant to the requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended, refund payments issued for corporations claiming refundable prior year alternative minimum tax credits are subject to a sequestration rate of 6.6%. The application of this fee to refunds in future years is subject to further guidance. Additionally, the sequestration reduction rate in effect at the time is subject to uncertainty. The Company has recorded a less than $1 million tax charge included within the deferred tax revaluation.

   The provision for income tax was as follows:

                                                  Years Ended December 31,
                                            ------------------------------------
                                               2017        2016         2015
                                            ----------  ----------  ------------
                                                       (In millions)
Current:
Federal.................................... $      (21) $       18  $          7
Foreign....................................         --          --            20
                                            ----------  ----------  ------------
Subtotal...................................        (21)         18            27
                                            ----------  ----------  ------------
Deferred:
Federal....................................        (50)        (38)           76
                                            ----------  ----------  ------------
Provision for income tax expense (benefit). $      (71) $      (20) $        103
                                            ==========  ==========  ============

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                             --------------------------------------
                                                 2017          2016         2015
                                             ------------  -----------  -----------
                                                          (In millions)
Tax provision at U.S. statutory rate........ $         44  $        (6) $       104
Tax effect of:..............................
Tax-exempt income...........................           (3)          (5)          --
Prior year tax..............................           (7)          (8)          --
U.S. Tax Reform impact......................         (103)          --           --
Dividend received deduction.................           (1)          (1)          (1)
Other, net..................................           (1)          --           --
                                             ------------  -----------  -----------
 Provision for income tax expense (benefit). $       (71)  $      (20)  $       103
                                             ============  ===========  ===========

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                       December 31,
                                                  ----------------------
                                                     2017        2016
                                                  ----------  ----------
                                                       (In millions)
       Deferred income tax assets:
       Tax credit carryforwards.................. $       26  $       55
       Policyholder liabilities and receivables..          8          45
       Employee benefits.........................          7          12
       Investments, including derivatives........         36          71
       Other.....................................          9          --
                                                  ----------  ----------
       Total deferred income tax assets..........         86         183
                                                  ----------  ----------
       Deferred income tax liabilities:
       Net unrealized investment gains...........        129         141
       DAC.......................................         85         131
       Intangibles...............................          9          17
       Other.....................................         --          11
                                                  ----------  ----------
       Total deferred income tax liabilities.....        223         300
                                                  ----------  ----------
       Net deferred income tax asset (liability). $     (137) $     (117)
                                                  ==========  ==========

   Tax credit carryforwards of $28 million at December 31, 2017 will expire beginning in 2022.

   The Company participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $26 million and $1 million for the years ended December 31, 2017 and 2016, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations in major taxing jurisdictions for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS Appeals. Management believes it has established adequate tax liabilities and final resolution for the year 2006 is not expected to have a material impact on the Company's consolidated financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. For example, federal tax legislation could impact unrecognized tax benefits. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   The Company had no unrecognized tax benefits for the year ended December 31, 2017. Unrecognized tax benefits were $7 million for both of the years ended December 31, 2016 and 2015. Unrecognized tax benefits, that if recognized, would impact the effective tax rate were $7 million for both of the years ended December 31, 2016 and 2015.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Income Tax (continued)


   Interest recognized on the consolidated statements of operations was ($2) million for the year ended December 31, 2017. The Company had no interest recognized on the consolidated statements of operations for both of the years ended December 31, 2016 and 2015. There was no interest included in other liabilities on the consolidated balance sheet at December 31, 2017. The Company had $2 million of interest included in other liabilities on the consolidated balance sheet at December 31, 2016.

   The Company had no penalties for the years ended December 31, 2017, 2016 and 2015.

   Prior to U.S. Tax Reform, the dividends received deduction ("DRD") related to variable life insurance and annuity contracts was generally based on a company specific percentage referred to as the company's share. The calculation of this amount was subject to significant dispute between taxpayers and the IRS. U.S. Tax Reform eliminated this dispute by fixing the calculation to a specific percentage subsequent to 2017.

   The Company recognized an income tax benefit of $1 million related to the separate account DRD for each of the years ended December 31, 2017, 2016 and 2015.

12. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

   Sales Practices Claims

      The Company and certain of its affiliates have faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Regulatory authorities in a small number of states and the Financial Industry Regulatory Authority, and occasionally the SEC, have also conducted investigations or inquiries relating to sales of individual life insurance policies or annuities or other products issued by the Company. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular annual periods.

  Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

12. Contingencies, Commitments and Guarantees (continued)

  premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                           December 31,
                                                                       ---------------------
                                                                          2017       2016
                                                                       ---------- ----------
                                                                           (In millions)
Other Assets:
Premium tax offset for future discounted and undiscounted assessments. $        3 $        4
Premium tax offset currently available for paid assessments...........          1         --
                                                                       ---------- ----------
Total................................................................. $        4 $        4
                                                                       ========== ==========
Other Liabilities:
Insolvency assessments................................................ $        4 $        5
                                                                       ========== ==========

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $4 million and $19 million at December 31, 2017 and 2016, respectively.

  Commitments to Fund Partnership Investments, Bank Credit Facilities and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $112 million and $160 million at December 31, 2017 and 2016, respectively.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation of less than $1 million, with a cumulative maximum of less than $1 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2017 and 2016.

            General American Life Insurance Company and Subsidiary
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)



13. Related Party Transactions

Service Agreements

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $36 million, $29 million and $31 million for the years ended December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $1 million, $1 million and $2 million for the years ended
December 31, 2017, 2016 and 2015, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $0, $1 million and $2 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $5 million at December 31, 2017 and 2016, respectively.

   See Notes 4 and 5 for additional information on related party transactions.

14. Subsequent Event

   The Company has evaluated events subsequent to December 31, 2017, through April 12, 2018, which is the date these consolidated financial statements were available to be issued.

Merger

   In February 2018, the Company's Board of Directors approved the merger of General American and Metropolitan Tower Life Insurance Company ("MTL"), a wholly-owned subsidiary of MetLife, Inc. MTL will be the surviving entity and expects to redomicile from Delaware to Nebraska. The Company expects the completion of the merger in the first half of 2018, subject to certain regulatory approvals.

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


                                     PART C


                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

     1. Report of Independent Registered Public Accounting Firm.


     2. Statements of Assets and Liabilities as of December 31, 2017.


     3. Statements of Operations for the year ended December 31, 2017.


     4. Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016.


     5. Notes to the Financial Statements.


The following financial statements and financial statement schedules of the Company are included in Part B hereof:

     1. Report of Independent Registered Public Accounting Firm.


     2. Balance Sheets as of December 31, 2017 and 2016.


     3. Statements of Operations for the years ended December 31, 2017, 2016 and 2015.


     4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.


     6. Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


     7. Notes to the Financial Statements.


     8. Financial Statement Schedules.


The following consolidated financial statements of Metropolitan Tower Life Insurance Company (the "Guarantor") and subsidiaries are included in Part B hereof:

     1. Independent Auditors' Report.


     2. Consolidated Balance Sheets as of December 31, 2017 and 2016.


     3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.


     4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.


     6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


     7. Notes to the Consolidated Financial Statements.


Narrative description of the pro forma effects of the merger of Metropolitan Tower Life Insurance Company and General American Life Insurance Company.

The following consolidated financial statements of General American Life Insurance Company and subsidiary are included in Part B hereof:

     1. Independent Auditors' Report.


     2. Consolidated Balance Sheets as of December 31, 2017 and 2016.


     3. Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015.


     4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015.


     5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015.

     6. Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015.


     7. Notes to the Consolidated Financial Statements.



b. Exhibits


1. (i) Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)


   (ii) Certificate of Assistant Secretary of the Resolutions of Board of Directors of the Company authorizing the name change of the Separate Account (effective August 24, 2016) (30)


2.             Not Applicable.


3. (i)         Principal Underwriter's and Selling Agreement (7)


   (ii)        Form of Retail Sales Agreement (MLIDC 11-01-05)(LTC)(32)

   (iii)       Agreement and Plan of Merger (12-01-04) MLIDC into GAD (9)

   (iv) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities. LLC (effective March 6, 2017) (11)

   (v)         Form of Brighthouse Securities, LLC Sales Agreement (10)


4. (i)         Individual Flexible Purchase Payment Deferred Variable Annuity
               Contract (1)


   (ii)        Rebalancing Transfers Endorsement (2)



   (iii)       Automatic Withdrawals Endorsement (2)


   (iv)        Dollar Cost Averaging Endorsement (2)


   (v)         Endorsement (Death Benefit) (1)


   (vi)        Withdrawal Charge Endorsement (3)


   (vii)       Form of Endorsement (Name Change) (4)


   (viii) Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY (29)


5.             Application for Variable Annuity (2)


6. (i) Copy of Articles of Incorporation of First MetLife Investors Insurance Company (1)


   (ii) Copy of Amended and Restated By-Laws of First MetLife Investors Insurance Company (5)


   (iii)       Copy of Amended Charter of the Company (12)


   (iv)        Copy of Amended and Restated By-Laws of the Company (12)


7.(i)(a) Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (6)


   (b)         Amendment No. 1, as of May 1, 2003 and Amendment No.2, as of
               May 1, 2004 to the Reinsurance Agreement (the "Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Metropolitan Life Insurance Company (the "Reinsurer") (effective July 1, 2002) (31)


   (c) Modified Coinsurance Agreement between MetLife Investors Insurance Company, First MetLife Investors Insurance Company and Metropolitan Life Insurance Company, effective July 1, 2002 ("Agreement"), Recapture of Reinsurance (dated October 27, 2004 and effective November 30, 2004) (31)


   (ii) Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (14)


   (iii) (a)   Automatic Reinsurance Agreement between First MetLife Investors
               Insurance Company and Exeter Reassurance Company, Ltd.
               (effective December 1, 2004) (15)


   (b) Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent")and Exeter Reassurance Company, Ltd. (the "Reinsurer") (15)


   (c) Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (16)

   (d) Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (17)


   (iv) Partial Commutation Agreement between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014) (18)


   (v) Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 1, 2014) (18)


   (vi) Assignment and Novation Agreement for Reinsurance Agreement (Treaty ID Number NYC10003153.TO1.27259 between First MetLife Investors Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA (effective January 30, 2017)
               (19)


8. (i) Participation Agreement between First MetLife Investors Insurance Company and Met Investors Series Trust (5)


   (ii) Participation Agreement between Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (7)


   (iii) Form of Fund Participation Agreement between First Cova Life Insurance Company and Massachusetts Financial Services Company
               (4)


   (iv) Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and First Cova Life Insurance Company (4)


   (v) Form of Fund Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc,. Kemper Distributors, Inc. and First Cova Life Insurance Company (4)


   (vi) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc. AIM Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company (4)


   (vii)(a) Form of Fund Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and First Cova Financial Life Insurance Company (4)


   (b) Amendment and Amendment No. 1 to Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and First MetLife Investors Insurance Company (Filed herewith.)


   (viii)(a) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and First Cova Financial Life Insurance Company (5)


   (b) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05) (20)


   (c) Amendment No. 5 to the Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10) (21)


   (c) Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11) (22)


   (d) Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13) (23)


   (e) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17) (24)


   (f) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (25)


   (g) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
               2014). (26)

   (ix)(a) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova Life Insurance Company and Amendment (5)


   (b) Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., The Travelers Insurance Company and The Travelers Life and Annuity Company dated June 1, 2001 and amendments. (27)


   (c) Amendment dated October 31, 2014 to the Amended and Restated Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and MetLife Insurance Company of Connecticut dated June 1, 2001. (28) (Incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File No. 333-200247, filed November 17, 2014.)


   (x) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (7/1/04) (8)


   (xi) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (11)


   (xii) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017) (11)


   (xiii) Guarantee Agreement (General American Life Insurance Company) (June 1, 1995) (13)


9. (i)         Opinion and Consent of Counsel (13)


   (ii) Opinion and Consent of Counsel (General American Life Insurance Company) (13)


10. (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Registrant and the Depositor (Filed herewith.)


   (ii) Consent of Independent Auditors (Deloitte & Touche LLP) for the Guarantor (Metropolitan Tower Life Insurance Company) (Filed herewith.)


   (iii) Consent of Independent Auditors (Deloitte & Touche LLP) (General American Life Insurance Company) (Filed herewith.)


11.            Not Applicable


12.            Agreement Governing Contribution (3)


13. Powers of Attorney for Brighthouse Life Insurance Company of NY for Peter M. Carlson, Kimberly A. Berwanger, Norse N. Blazzard, David W. Chamberlin,Richard A. Hemmings, Richard C. Pearson, Conor E. Murphy, Mayer Naiman and Lynn A. Dumais (Filed herewith.)


(ii) Powers of Attorney for Metropolitan Tower Life Insurance Company for Marlene Debel, William O'Donnell, Anne Belden,
               Michael D. Borowski, Frank Cassandra, Andrew Kaniuk,
               John D. McCallion, Richard J. Leist, Alessandro Papa and
               Michael Zarcone. (Filed herewith.)

(1) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and
      811-08306, filed on December 30, 1999.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and 811-08306, filed on May 14, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and
      811-08306, filed on May 1, 2000.

(4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, File No. 033-74174 and
      811-08306, filed on May 1, 2001.

(5) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-96775 and 811-08306, filed on October 15, 2002.

(6) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-96775 and
      811-08306, filed on April 30, 2003.

(7) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 333-96773 and
      811-08306, filed on November 2, 2004.

(8) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-4 (File Nos. 333-96773 and
      811-08306) filed on October 7, 2005.

(9) Incorporated herein by reference to Post-Effective Amendment No. 18 to MetLife Investors USA Separate Account A Registration Statement on Form N-4 (File Nos. 333-54466 and 811-03365 as filed on April 16, 2007.

(10) Incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) filed electronically on December 14, 2017.


(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.


(12) Incorporated herein by reference to Company's Amendment No. 1 to Form 10 (File No. 000-55705) as electronically filed on December 23, 2016.


(13) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File No. 033-74174 and 811-08306, filed on November 6, 2006.


(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.


(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.


(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176680 and 811-08306) filed electronically on April 17, 2013.


(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-176680 and 811-08306) filed electronically on April 22, 2014.


(18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File Nos.333-176680 and 811-08306) filed electronically on April 22, 2015.


(19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on April 18, 2018.


(20) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (Files Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.


(21) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.


(22) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.


(24) incorporated herein by reference to Brighthouse Separate Account Eleven for Variabe Annuities' Post-Effective Amendment No. 28 to Form N-4 (File Nos. 333-101778/811-21262) filed electronically on April 4, 2018.


(25) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200250 and 811-03365) filed electronically on November 17, 2014.


(26) incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.


(27) incorporated herein by reference to Post-Effective Amendment No. 15 to Brighthouse Fund UL III For Variable Life Insurance's Registration Statement on Form N-6, (File Nos. 333-71349 and 811-03827) filed electronically on April 9, 2009.


(28) incorporated herein by reference to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4 (File Nos. 333-200247 and 811-05200) filed electronically on November 17, 2014.

(29) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as
      electronically filed on April 19, 2017.


(30) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (Files Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.


(31) incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2012.


(32) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------



Peter M. Carlson                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277



Kimberly A. Berwanger               Director and Vice President
11225 North Community House Road
Charlotte, NC 28277



Norse N. Blazzard       Director
285 Madison Avenue
New York, NY 10017

David W. Chamberlin        Director, Vice President and Controller
18205 Crane Nest Drive     (principal accounting officer)
Tampa, FL 33647



Richard A. Hemmings     Director
285 Madison Avenue
New York, NY 10017



Richard C. Pearson      Director
285 Madison Avenue
New York, NY 10017



Mayer Naiman            Director
285 Madison Avenue
New York, NY 10017



Conor E. Murphy                     Director, Vice President and Head of Client Solutions and Strategy
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277



Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277

Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                 Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960



Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Andrew DeMarco                      Vice President-Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277



Christine DeBiase                   Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277



Lynn Dumais                         Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277



Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277



James Wiviott             Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277



Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277



Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277

D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



Jin Chang                           Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277



Scott Peterson                      Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277



Mathew Quale                        Vice President
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company of NY under New York state insurance law. Brighthouse Life Insurance Company of NY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.


    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A. Brighthouse Holdings, LLC (DE)
     1. New England Life Insurance Company (MA)
     2. Brighthouse Life Insurance Company (DE)
                                                a.   Brighthouse Reinsurance Company of Delaware (DE)
                                                b.   Brighthouse Life Insurance Company of NY (NY)
                                                c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
                                                d.   Brighthouse Renewables Holdings, LLC (DE)
                                                e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
                                                f.   Brighthouse Assignment Company (CT)

                                                 g.   ML 1065 Hotel, LLC (DE)
                                                 h.   TIC European Real Estate LP, LLC (DE)
                                                 i.   Euro TL Investments LLC (DE)
                                                 j.   Greater Sandhill I, LLC (DE)
                                                 k.   1075 Peachtree, LLC (DE)
                                                 l.   TLA Holdings LLC (DE)
                                                 m.   The Prospect Company (DE)
                                                 n.   Euro T1 Investments LLC (DE)
                                                 o.   TLA Holdings II LLC (DE)
    3. Brighthouse Securities, LLC (DE)
    4. Brighthouse Services, LLC (DE)
    5. Brighthouse Investment Advisers, LLC (DE)

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2018, there were 20,992 owners of qualified contracts and 12,085 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).


ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities

Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277



Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277



Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277



Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                             (2)
                                      NET UNDERWRITING        (3)            (4)           (5)
                 (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
    NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------------------------ ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC+........$39,562,157        $0              $0            $0

+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Financial Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110


(d) Brighthouse Securities, LLC 11225 North Community House Road, Charlotte, NC 28277


(e) Brighthouse Life Insurance Company of NY, 285 Madison Avenue, Suite 1400, New York, NY 10017


(f)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647


(g)        Brighthouse Financial, Once Financial Center, 21st Floor, Boston, MA
           02111


(h)        Metropolitan Tower Life Insurance Company, 200 Park Avenue, New
           York, NY 10166


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS



UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by Metropolitan Tower Life Insurance Company (the "Guarantor" and such time period, the "Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract Owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract Owners, an offer to supply the annual audited financial statements of the Guarantor, free of charge upon a contract Owner's request.

                                REPRESENTATIONS

Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Charlotte, and state of North Carolina, on the 27th day of April, 2018.


   BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
   By:   /s/ Gregory E. Illson
         -----------------------------------------
         Gregory E. Illson
         Vice President



   BRIGHTHOUSE LIFE INSURANCE
   COMPANY OF NY
   (Depositor)
   By:   /s/ Gregory E. Illson
         ----------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2018.


/s/ Peter M. Carlson*              Chairman of the Board, President and Chief Executive
-------------------------------    Officer and a Director
Peter M. Carlson

/s/ Kimberly A. Berwanger*         Director and Vice President
-------------------------------
Kimberly A. Berwanger

/s/ Norse N. Blazzard*             Director
-------------------------------
Norse N. Blazzard

/s/ David W. Chamberlin*           Director, Vice President and Controller (principal
-------------------------------    accounting officer)
David W. Chamberlin

/s/ Lynn A. Dumais*                Vice President and Chief Financial Officer
-------------------------------
Lynn A. Dumais

/s/ Richard A. Hemmings*           Director
-------------------------------
Richard A. Hemmings

/s/ Richard C. Pearson*            Director
-------------------------------
Richard C. Pearson

/s/ Conor E. Murphy*               Director, Vice President and Head of Client Solutions and
-------------------------------    Strategy
Conor E. Murphy

/s/ Mayer Naiman*                  Director

-------------------------------
Mayer Naiman



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 27, 2018

* Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                   SIGNATURES

     As required by the Securities Act of 1933, Metropolitan Tower Life Insurance Company has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and state of New York, on the 27th day of April 2018.


   METROPOLITAN TOWER LIFE
   INSURANCE COMPANY
   (Guarantor)
   By:   /s/ Darrell Hall
         ------------------
         Darrell Hall
         Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2018.


*                                 President and Presiding Officer of the Board
-------------------------------
Marlene Debel

*                                 Executive Vice President and Chief Accounting Officer
-------------------------------
William O'Donnell

*                                 Vice President and Chief Financial Officer
-------------------------------
Anne Belden

*                                 Director
-------------------------------
Michael D. Borowski

*                                 Director
-------------------------------
Frank Cassandra

*                                 Director
-------------------------------
Andrew Kaniuk

*                                 Director
-------------------------------
John D. McCallion

*                                 Director
-------------------------------
Richard J. Leist

*                                 Director
-------------------------------
Alessandro Papa

*                                 Director

-------------------------------
Michael Zarcone



   *By:   /s/ Heather Harker
          -------------------
          Heather Harker
          Attorney-In Fact
          April 27, 2018

*Metropolitan Tower Life Insurance Company. Executed by Heather Harker, on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

8(vii)(b) Amendment and Amendment No. 1 to Russell Insurance Funds
          Participation Agreement

10.(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Registrant and the Depositor

10.(ii) Consent of Independent Auditors (Deloitte & Touche LLP) for the Guarantor (Metropolitan Tower Life Insurance Company)

10.(iii) Consent of Independent Auditors (Deloitte & Touche LLP) (General American Life Insurance Company)

13.(i)    Powers of Attorney for Brighthouse Life Insurance Company of NY
          (Depositor)

13.(ii) Powers of Attorney for Metropolitan Tower Life Insurance Company (Guarantor)